UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21777

John Hancock Funds III
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Gordon M. Shone
Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-3000

Date of fiscal year end:	February 28

Date of reporting period:	August 31, 2007

ITEM 1. REPORT TO SHAREHOLDERS.

MUTUAL FUNDS

John Hancock
Intrinsic Value Fund

Semiannual Report
8.31.07

Your fund at a glance

Managers’ report
page 2

A look at performance
page 6

Your expenses
page 8

Fund’s investments
page 10

Financial statements
page 18

Notes to financial
statements
page 28

For more information
page 40

CEO corner

To Our Shareholders,

Volatility returned to the U.S. stock market in the six-month period ended August 31, 2007; however, stocks still posted a strong gain of 5.70%, as measured by the Standard & Poor’s 500 Index. The market experienced a particularly sharp downturn in August, as the subprime mortgage market’s woes increased. Rising defaults and an ensuing credit crunch caused heightened fears about their potential impact on U.S. economic growth. Foreign markets felt some ripple effects from the subprime issue, but they continued nonetheless to benefit from solid economic growth and outperformed the U.S. market in this period.

During this period of volatility, the U.S. stock market also passed a significant milestone — the broad Standard & Poor’s 500 Index climbed beyond the record it had set seven years ago. From its peak in March 2000, the stock market spiraled downward three consecutive years, bottoming in 2002. The upturn began in 2003, and the market has advanced each year since, finally setting a new high for the first time on May 30, 2007. During that period, the S&P 500 Index experienced five significant short-term sell-offs of 6% or more, with the August subprime-induced meltdown being the most recent.

This nearly complete market cycle highlights the importance of two investment principles you have heard us speak of often: diversification and patience. By allocating your investments among different asset classes, investment styles and portfolio managers, you are likely to be well represented through all phases of a complete market cycle, with the winners helping to cushion the fall of the losers.

The challenge for investors with a diversified portfolio is to properly evaluate your investments to tell the difference between an underperforming manager and an out-of-favor style, while also understanding the role each investment plays in your portfolio. That’s where your financial professional can provide true value. He or she can help you make those assessments and also counsel patience, because a properly diversified portfolio by its very nature will typically have something lagging or out of favor — a concept that can be difficult to live with, but necessary to embrace. If everything in your portfolio is “working,” then you are not truly diversified, but rather are leveraged to the current market and the flavor of the day. If so, you are bound to be out of step in the near future.

The recent volatility in the securities markets has prompted many investors to question how long this type of market cycle will last. History tells us it will indeed end and that when it does, today’s leaders may well turn into laggards and vice versa. The subprime mortgage market woes are just the latest example of why investors should be both patient and well-diversified. For with patience and a diversified portfolio, it could be easier to weather the market’s twists and turns and reach your long-term goals.

Sincerely,

Keith F. Hartstein,
President and Chief Executive Officer

This commentary reflects the CEO’s views as of August 31, 2007. They are subject to change at any time.

Your fund at a glance

The Fund seeks long-term capital growth by typically investing in U.S. companies that issue stocks included in the Russell 1000 Index and in companies with size and value characteristics similar to those of companies with stocks in the Index.

Over the last six months

► Despite heightened volatility, the broad U.S. market, as measured by the S&P 500 Index, gained ground.

► The services, retail and manufacturing sectors detracted from Fund performance, while technology and financials added value.

► The Fund's momentum discipline was able to capitalize on the rising broad market.

Top 10 holdings

Exxon Mobil Corp.	7.9%	Home Depot, Inc.	2.7%

Citigroup, Inc.	4.7%	Chevron Corp.	2.7%

Verizon Communications, Inc.	3.7%	Federal National Mortgage Assn.	2.4%

Pfizer, Inc.	3.5%	AT&T, Inc.	2.4%

Merck & Company, Inc.	3.1%	Wal-Mart Stores, Inc.	2.2%

As a percentage of net assets on August 31, 2007.

1

Managers’ report

John Hancock
Intrinsic Value Fund

U.S. investors entered the six-month review period on March 1, 2007 still reeling from the market’s late-February swoon. Their big question was whether the recent fall was the beginning of a major correction or just a brief hiccup in the middle of a bull market. Though some of the concerns surrounding the decline — including the first sign of trouble in subprime mortgages — were still present, investors appeared to shake them off. Less than two months into the review period, the Standard & Poor’s 500 Index had recovered all of its lost ground, entering the summer poised to continue its ascent. With historically-low market volatility, the continuation of strong corporate profits and a glut of private equity deals fueled by ubiquitous financial liquidity, there seemed to be almost no ceiling to the market’s potential. Hopes for a smooth summer, however, would turn out to be short-lived.

Beginning in July, as many market indexes touched record highs, credit concerns similar to those seen in February flared up again. Distress in subprime mortgages quickly spilled over into the broader credit and equity markets. Just weeks after the S&P 500 Index set an all-time high, the Federal Reserve began injecting liquidity into a faltering financial system in an attempt to stem the turmoil taking place in the credit market. As equity market volatility returned with a vengeance, investor tolerance for risk abated and the broad market indexes plunged lower in the first days of August. And while hopes for a Federal Reserve rate

SCORECARD

INVESTMENT		PERIOD’S PERFORMANCE ... AND WHAT’S BEHIND THE NUMBERS

Exxon Mobil	▲	Benefited from rising oil prices over the period

Forest Laboratories	▼	Promising stroke medication failed late-stage trials

Kohl’s	▼	Fund’s overweight position hurt when same-store sales declined

2

From the Grantham, Mayo, Van Otterloo & Co. LLC (GMO)
Portfolio Management Team

cut helped stabilize things somewhat, investors ended the review period much in the same way they began it — wondering whether the market would rally again or if risk aversion was here to stay. Despite the volatility, the S&P 500 Index posted gains in the six-month period.

Looking at performance

For the six months ended August 31, 2007, John Hancock Intrinsic Value Fund’s Class A, Class B, Class C, Class I, Class R1 and Class 1 shares returned 1.94%, 1.63%, 1.63%, 2.16%, 1.77% and 2.20%, respectively, at net asset value. By comparison, the Russell 1000 Value Index returned 2.76%, while the average large value fund monitored by Morningstar, Inc. gained 3.81% .1 Keep in mind that your returns will differ from those listed above if you were not invested in the Fund for the entire period or did not reinvest all distributions. See pages six and seven for historical performance information.

“Despite the volatility, the S&P
500 Index posted gains in the
six-month period.”

In a generally rising market, our primary stock selection tools — valuation and momentum — performed differently. Valuation, which determines the positioning for the majority of this Fund’s assets, was the key driver of the relative performance shortfall. The late-period market turmoil notwithstanding, the period as a whole was dominated by strong investor appetite for risky, lower-quality stocks — securities that our valuation discipline found overvalued. The lower-risk, higher-quality securities that our valuation discipline found attractive underperformed for much of the period in a risk-oriented market. While these higher-quality selections fared better later in the period as risk aversion returned, they still finished the period in negative territory.

Intrinsic Value Fund

3

Our momentum discipline was able to capitalize on the rising broad market. The discipline is designed to identify stocks that have performed well recently and appear poised to continue outperforming. With this orientation, the momentum discipline was able to add value during the period by selecting many of the leading performers and following their outperformance. The discipline also benefited from its underweight position in financial company stocks, leaving it less exposed to the spreading troubles from subprime mortgages.

Services, retail and manufacturing limit gains

The sector detracting most from performance during the period was services, where our stock selection negatively impacted the Fund’s returns. For example, an overweight position in Gannett Company, Inc. detracted from relative returns as shares fell after an earnings report triggered worries about the state of the company’s newspaper business. Our valuation model continues to find the company attractive and maintains its overweight position.

Retail was another sector detracting from the Fund’s performance because of our overweight position. For example, an overweight position in Wal-Mart Stores, Inc. detracted from relative returns as shares fell amid short-term concerns about a lower quarterly profit report. Home Depot, Inc. also struggled during the period, as worries about weakness in the housing sector sent shares lower. Our valuation model continues to find each of these high-quality companies attractive and maintains overweight positions in both.

SECTOR DISTRIBUTION[2]

Financial	23%

Consumer non-cyclical	18%

Consumer cyclical	16%

Energy	13%

Communications	10%

Technology	5%

Industrial	4%

Government	2%

Basic materials	2%

Mortgage securities	1%

Also detracting from performance was the manufacturing sector. Our underweight position drove the negative relative returns. An underweight in General Electric Company was particularly detrimental, as the company’s shares advanced during the period after it reported strong quarterly earnings and increased its stock buyback plan.

Technology and financials add value

On the positive side, our aversion to risky companies did pay off in certain sectors. In particular, as we mentioned earlier, our underweight position in the financial sector was helpful to returns, as we were able to add value during the period

Intrinsic Value Fund

4

by owning less of this risky sector as troubles in the credit market stemming from subprime mortgages drove financial shares lower. For example, having either underweighted or no positions in JPMorgan Chase & Company and Lehman Brothers Holdings added value in a period in which investors sold off financial companies. Though some of our financial holdings, like National City Corp., detracted from returns, the underweight position made this sector a strong contributor to overall relative returns. Another sector adding to relative returns was technology, where strong stock selection helped add value. One strong performer was our overweight of Intel Corp., as the company’s shares rose during a period in which large-cap technology stocks were among the market leaders.

“Valuation, which determines
the positioning for the majority
of this Fund’s assets, was
the key driver of the relative
performance shortfall.”

Outlook

The market volatility at the end of the period left investors wondering if the bull market has finally come to an end. The upcoming months will show whether the market’s recent trend toward risk aversion — especially in the troubled sub-prime mortgage sector — will persist or if risk-taking will resume in full force. The Fund remains overweight in higher-quality stocks and we believe it is well positioned to face further volatility in the market.

This commentary reflects the views of the portfolio management team through the end of the Fund’s period discussed in this report. The team’s statements reflect their own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

1 Figures from Morningstar, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

2 As a percentage of net assets on August 31, 2007.

Intrinsic Value Fund

5

A look at performance

For the periods ended August 31, 2007

		Average annual returns				Cumulative total returns
		with maximum sales charge (POP)				with maximum sales charge (POP)
	Inception				Since					Since
Class	date	1-year	5-year	10-year	inception	6-month	1-year	5-year	10-year	inception

A	6-12-06	4.28%	—	—	9.33%	–3.14%	4.28%	—	—	11.57%

B	6-12-06	4.02	—	—	10.06	–3.37	4.02	—	—	12.49

C	6-12-06	8.07	—	—	13.24	0.63	8.07	—	—	16.49

I1	6-12-06	10.23	—	—	14.43	2.16	10.23	—	—	18.00

R1 [1]	6-12-06	9.37	—	—	13.58	1.77	9.37	—	—	16.91

1[1]	6-12-06	10.25	—	—	14.50	2.20	10.25	—	—	18.07

Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect maximum sales charge on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class I, Class R1 and Class 1 shares.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available Prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The waivers and expense limitations are contractual at least until 6-30-08. The net expenses are as follows: Class A — 1.34%, Class B — 2.04%, Class C — 2.04%, Class I — 0.95%, Class R1 — 1.69%, Class 1 — 0.90% . Had the fee waivers and expense limitations not been in place, the gross expenses would be as follows: Class A — 1.94%, Class B — 9.00%, Class C — 10.08%, Class I — 17.60%, Class R1 — 20.85%, Class 1 — 1.44% .

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month-end, please call 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund’s performance results reflect any applicable expense reductions, without which the expenses increase and results would have been less favorable.

Performance is calculated with an opening price (prior day’s close) on the inception date.

1 For certain types of investors as described in the Fund’s Class I, Class R1 and Class 1 share prospectuses.

Intrinsic Value Fund

6

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in Intrinsic Value Fund Class A shares for the period indicated. For comparison, we’ve shown the same investment in the Russell 1000 Value Index.

			With maximum
Class	Period beginning	Without sales charge	sales charge	Index

B	6-12-06	$11,649	$11,249	$11,953

C2	6-12-06	11,649	11,649	11,953

I3	6-12-06	11,800	11,800	11,953

R1 [3]	6-12-06	11,691	11,691	11,953

1[3]	6-12-06	11,807	11,807	11,953

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B, Class C, Class I, Class R1 and Class 1 shares, respectively, as of August 31, 2007. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Russell 1000 Value Index is an unmanaged index containing those securities in the Russell 1000 Index with a less-than-average growth orientation.

It is not possible to invest directly in an index. Index figures do not reflect sales charges, which would have resulted in lower values if they did.

1 NAV represents net asset value and POP represents public offering price.

2 No contingent deferred sales charge applicable.

3 For certain types of investors as described in the Fund’s Class I, Class R1 and Class 1 share prospectuses.

Intrinsic Value Fund

7

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

■ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

■ Ongoing operating expenses including management fees, distribution and service fees (if applicable) and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on March 1, 2007, with the same investment held until August 31, 2007.

	Account value	Ending value	Expenses paid during period
	on 3-1-07	on 8-31-07	ended 8-31-07[1]

Class A	$1,000.00	$1,019.40	$6.85

Class B	1,000.00	1,016.30	10.44

Class C	1,000.00	1,016.30	10.44

Class I	1,000.00	1,021.60	4.83

Class R1	1,000.00	1,017.70	8.67

Class 1	1,000.00	1,022.00	4.57

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at August 31, 2007 by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Intrinsic Value Fund

8

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on March 1, 2007, with the same investment held until August 31, 2007. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during period
	on 3-1-07	on 8-31-07	ended 8-31-07 [1]

Class A	$1,000.00	$1,018.35	$6.85

Class B	1,000.00	1,014.78	10.43

Class C	1,000.00	1,014.78	10.43

Class I	1,000.00	1,020.36	4.82

Class R1	1,000.00	1,016.54	8.67

Class 1	1,000.00	1,020.61	4.57

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.35%, 2.06%, 2.06%, 0.95%, 1.71% and 0.90% for Class A, Class B, Class C, Class I, Class R1, and Class 1 respectively, multiplied by the average account value over the period, multiplied by the number of days in the inception period /365 or 366 (to reflect the one-half year period).

Intrinsic Value Fund

9

F I N A N C I A L   S T A T E M E N T S

Fund’s investments

Securities owned by the Fund on 8-31-07 (unaudited)

This schedule is divided into three main categories: common stocks, short-term investments and repurchase agreements. Common stocks are further broken down by industry group. Repurchase agreements, which represent the Fund’s cash position, are listed last.

Issuer	Shares	Value

Common stocks 95.95%		$20,591,726

(Cost $19,365,375)

Aerospace 0.56%		120,698

General Dynamics Corp.	700	54,992

Northrop Grumman Corp.	600	47,304

Raytheon Company	300	18,402

Aluminum 0.15%		32,877

Alcoa, Inc.	900	32,877

Apparel & Textiles 1.14%		245,012

Cintas Corp.	300	10,995

Coach, Inc. *	400	17,812

Jones Apparel Group, Inc.	1,400	26,866

Liz Claiborne, Inc.	1,800	61,506

Mohawk Industries, Inc. *	200	17,462

NIKE, Inc., Class B	400	22,536

VF Corp.	1,100	87,835

Auto Parts 0.53%		114,132

Autoliv, Inc.	500	28,685

AutoZone, Inc. *	300	36,387

Johnson Controls, Inc.	200	22,620

O’Reilly Automotive, Inc. *	400	14,216

TRW Automotive Holdings Corp. *	400	12,224

Auto Services 0.42%		90,909

AutoNation, Inc. *	3,200	60,736

Avis Budget Group, Inc. *	1,300	30,173

Automobiles 1.90%		407,657

Ford Motor Company *	23,000	179,630

General Motors Corp.	3,800	116,812

PACCAR, Inc.	1,300	111,215

Banking 5.43%		1,165,229

Bank of America Corp.	8,600	435,848

BB&T Corp.	2,200	87,406

Comerica, Inc.	2,200	122,716

See notes to financial statements

Intrinsic Value Fund

10

F I N A N C I A L   S T A T E M E N T S

Issuer	Shares	Value

Banking (continued)

Downey Financial Corp.	200	$11,318

Fifth Third Bancorp	1,100	39,259

First Horizon National Corp. (a)	1,400	42,952

Huntington BancShares, Inc.	1,000	17,210

KeyCorp	2,500	83,250

National City Corp.	8,000	215,280

US Bancorp	3,400	109,990

Broadcasting 0.66%		141,621

CBS Corp., Class B	3,200	100,832

Liberty Media Corp. — Capital, Series A *	300	32,697

News Corp., Class A	400	8,092

Building Materials & Construction 0.41%		87,588

American Standard Companies, Inc.	400	14,732

Masco Corp.	2,800	72,856

Business Services 0.94%		201,495

Affiliated Computer Services, Inc., Class A *	500	25,015

Computer Sciences Corp. *	500	27,975

First Data Corp.	1,200	39,864

Fiserv, Inc. *	600	27,912

Moody’s Corp.	200	9,170

NCR Corp. *	200	9,954

Pitney Bowes, Inc.	700	31,269

R.R. Donnelley & Sons Company	600	21,492

Unisys Corp. *	1,200	8,844

Cable and Television 1.13%		241,610

Comcast Corp., Class A *	3,950	103,056

Time Warner, Inc.	7,300	138,554

Chemicals 1.17%		251,263

Albemarle Corp.	600	24,282

Dow Chemical Company	1,900	80,997

Eastman Chemical Company	400	26,704

Lubrizol Corp.	200	12,716

Lyondell Chemical Company	400	18,544

PPG Industries, Inc.	1,200	88,020

Colleges & Universities 0.33%		70,650

Career Education Corp. *	900	26,730

ITT Educational Services, Inc. *	400	43,920

Computers & Business Equipment 3.14%		674,224

CDW Corp. *	200	17,214

Cisco Systems, Inc. *	2,700	86,184

Dell, Inc. *	5,300	149,725

EMC Corp. *	2,900	57,014

See notes to financial statements

Intrinsic Value Fund

11

F I N A N C I A L   S T A T E M E N T S

Issuer	Shares	Value

Computers & Business Equipment (continued)

Hewlett-Packard Company	1,800	$88,830

Ingram Micro, Inc., Class A *	1,600	31,424

International Business Machines Corp. (a)	1,500	175,035

Lexmark International, Inc. *	800	29,808

Tech Data Corp. *	1,000	38,990

Construction Materials 0.21%		45,743

Louisiana-Pacific Corp. (a)	600	11,238

Sherwin-Williams Company	500	34,505

Cosmetics & Toiletries 0.34%		73,198

International Flavors & Fragrances, Inc.	500	25,115

Kimberly-Clark Corp.	700	48,083

Crude Petroleum & Natural Gas 0.70%		149,318

Apache Corp.	400	30,952

Devon Energy Corp.	700	52,717

Occidental Petroleum Corp.	900	51,021

Sunoco, Inc.	200	14,628

Electrical Utilities 1.05%		225,075

American Electric Power Company, Inc.	1,200	53,376

CenterPoint Energy, Inc. (a)	600	9,732

CMS Energy Corp.	600	9,792

Edison International	500	26,355

Entergy Corp.	900	93,258

Pinnacle West Capital Corp.	300	11,952

Xcel Energy, Inc.	1,000	20,610

Electronics 0.31%		66,990

Arrow Electronics, Inc. *	400	16,784

Avnet, Inc. *	600	23,586

Synopsys, Inc. *	400	10,928

Tyco Electronics, Ltd. *	450	15,692

Energy 0.05%		11,006

Sempra Energy	200	11,006

Financial Services 11.99%		2,573,779

American Capital Strategies, Ltd. (a)	300	12,387

AmeriCredit Corp. *	600	10,386

Bank of New York Mellon Corp.	1,115	45,079

Citigroup, Inc.	21,500	1,007,920

Countrywide Financial Corp.	1,600	31,760

Discover Financial Services *	2,200	50,908

Federal Home Loan Mortgage Corp.	4,600	283,406

Federal National Mortgage Association	8,000	524,880

JP Morgan Chase & Company	2,600	115,752

Merrill Lynch & Company, Inc.	1,500	110,550

Morgan Stanley (c)	4,000	249,480

See notes to financial statements

Intrinsic Value Fund

12

F I N A N C I A L   S T A T E M E N T S

Issuer	Shares	Value

Financial Services (continued)

PNC Financial Services Group, Inc.	300	$21,111

Washington Mutual, Inc.	3,000	110,160

Food & Beverages 2.60%		558,785

Coca-Cola Enterprises, Inc.	1,100	26,202

ConAgra Foods, Inc.	2,200	56,562

Corn Products International, Inc.	300	13,560

General Mills, Inc.	700	39,116

Kraft Foods, Inc., Class A	5,022	161,005

Pepsi Bottling Group, Inc.	700	24,213

PepsiAmericas, Inc.	500	14,800

Pilgrim’s Pride Corp.	300	12,177

Sara Lee Corp.	2,600	43,212

The Coca-Cola Company	1,600	86,048

Tyson Foods, Inc., Class A	3,800	81,890

Forest Products 0.16%		34,085

Weyerhaeuser Company	500	34,085

Gas & Pipeline Utilities 0.04%		9,420

NiSource, Inc.	500	9,420

Healthcare Products 1.07%		230,385

Bausch & Lomb, Inc.	100	6,320

Covidien, Ltd. *	450	17,924

Johnson & Johnson	1,100	67,969

Patterson Companies, Inc. *	600	22,068

Stryker Corp.	800	53,440

Zimmer Holdings, Inc. *	800	62,664

Healthcare Services 2.70%		578,807

Cardinal Health, Inc.	1,400	95,732

Coventry Health Care, Inc. *	200	11,474

Express Scripts, Inc. *	1,000	54,750

Lincare Holdings, Inc. *	600	21,594

McKesson Corp.	3,400	194,514

Medco Health Solutions, Inc. *	300	25,635

Quest Diagnostics, Inc.	600	32,850

UnitedHealth Group, Inc.	2,200	110,022

WellPoint, Inc. *	400	32,236

Holdings Companies/Conglomerates 1.76%		377,039

General Electric Company	9,700	377,039

Homebuilders 0.67%		144,130

Centex Corp.	1,100	31,801

D.R. Horton, Inc.	500	7,555

KB Home (a)	700	21,238

Lennar Corp., Class A (a)	1,200	33,924

See notes to financial statements

Intrinsic Value Fund

13

F I N A N C I A L   S T A T E M E N T S

Issuer	Shares	Value

Homebuilders (continued)

M.D.C. Holdings, Inc.	400	$17,796

Pulte Homes, Inc.	500	8,320

Toll Brothers, Inc. *	1,100	23,496

Hotels & Restaurants 1.03%		220,040

McDonald’s Corp.	4,300	211,775

Starbucks Corp. *	300	8,265

Household Products 0.15%		31,779

Energizer Holdings, Inc. *	300	31,779

Industrial Machinery 0.16%		35,431

Deere & Company	100	13,606

Ingersoll-Rand Company, Class A	200	10,386

Pall Corp.	300	11,439

Insurance 9.18%		1,969,294

ACE, Ltd.	500	28,880

Aetna, Inc.	2,900	147,639

AFLAC, Inc.	1,900	101,289

Allstate Corp.	6,300	344,925

Ambac Financial Group, Inc.	800	50,256

American International Group, Inc.	5,800	382,800

Chubb Corp.	300	15,339

CIGNA Corp.	1,200	62,016

Commerce Group, Inc.	400	12,752

Conseco, Inc. *	1,200	16,872

First American Corp.	700	29,281

Hartford Financial Services Group, Inc.	300	26,673

Lincoln National Corp.	100	6,088

MBIA, Inc.	1,500	90,000

MetLife, Inc.	900	57,645

MGIC Investment Corp.	800	24,128

Nationwide Financial Services, Inc., Class A	400	21,408

Old Republic International Corp.	1,600	29,104

PMI Group, Inc.	1,000	31,680

Progressive Corp.	2,100	42,714

Protective Life Corp.	400	16,720

Prudential Financial, Inc.	800	71,824

Radian Group, Inc.	600	10,584

SAFECO Corp.	800	46,416

The Travelers Companies, Inc.	3,200	161,728

Torchmark Corp.	900	55,404

Transatlantic Holdings, Inc.	200	14,166

UnumProvident Corp.	2,900	70,963

See notes to financial statements

Intrinsic Value Fund

14

F I N A N C I A L   S T A T E M E N T S

Issuer	Shares	Value

International Oil 11.88%		$2,550,680

Anadarko Petroleum Corp.	1,100	53,878

Chevron Corp.	6,500	570,440

ConocoPhillips	2,900	237,481

Exxon Mobil Corp.	19,700	1,688,881

Internet Retail 0.11%		23,262

Expedia, Inc. *	500	14,925

IAC/InterActiveCorp. *	300	8,337

Internet Software 0.05%		10,725

McAfee, Inc. *	300	10,725

Leisure Time 0.41%		88,505

Brunswick Corp.	800	20,120

Carnival Corp.	1,500	68,385

Liquor 0.23%		49,400

Anheuser-Busch Companies, Inc.	1,000	49,400

Manufacturing 0.52%		110,813

Danaher Corp.	400	31,064

Harley-Davidson, Inc.	800	43,032

Honeywell International, Inc.	300	16,845

Tyco International, Ltd.	450	19,872

Medical-Hospitals 0.14%		30,273

Tenet Healthcare Corp. *	2,700	9,153

Universal Health Services, Inc., Class B	400	21,120

Office Furnishings & Supplies 0.07%		14,208

OfficeMax, Inc.	400	14,208

Petroleum Services 0.13%		27,404

Valero Energy Corp.	400	27,404

Pharmaceuticals 7.76%		1,665,449

Abbott Laboratories	700	36,337

AmerisourceBergen Corp.	2,400	114,840

Forest Laboratories, Inc. *	1,700	63,971

King Pharmaceuticals, Inc. *	1,400	21,042

Merck & Company, Inc.	13,100	657,227

Pfizer, Inc.	30,600	760,104

Watson Pharmaceuticals, Inc. *	400	11,928

Photography 0.19%		40,005

Eastman Kodak Company	1,500	40,005

Publishing 1.18%		253,216

Gannett Company, Inc.	3,600	169,200

McGraw-Hill Companies, Inc.	400	20,184

The New York Times Company, Class A (a)	1,400	30,772

Tribune Company	1,200	33,060

See notes to financial statements

Intrinsic Value Fund

15

F I N A N C I A L   S T A T E M E N T S

Issuer	Shares	Value

Real Estate 0.25%		$52,811

Annaly Capital Management, Inc., REIT	2,300	32,407

iStar Financial, Inc., REIT	300	10,980

Thornburg Mortgage, Inc., REIT (a)	800	9,424

Retail Grocery 1.98%		424,901

Safeway, Inc.	5,500	174,515

SUPERVALU, Inc.	1,400	59,010

The Kroger Company	7,200	191,376

Retail Trade 9.16%		1,965,218

Abercrombie & Fitch Company, Class A	200	15,740

American Eagle Outfitters, Inc.	400	10,332

Bed Bath & Beyond, Inc. *	800	27,712

Big Lots, Inc. *	900	26,793

BJ’s Wholesale Club, Inc. *	900	31,500

Dillard’s, Inc., Class A	100	2,374

Dollar Tree Stores, Inc. *	1,700	73,865

Family Dollar Stores, Inc.	1,200	35,136

Foot Locker, Inc.	500	8,355

Gap, Inc.	2,600	48,776

Home Depot, Inc.	15,300	586,143

Kohl’s Corp. *	900	53,370

Lowe’s Companies, Inc.	8,900	276,434

Rite Aid Corp. *(a)	6,300	31,941

Staples, Inc.	1,100	26,125

Target Corp.	2,400	158,232

The TJX Companies, Inc.	700	21,343

Tiffany & Company	200	10,266

Walgreen Company	1,100	49,577

Wal-Mart Stores, Inc.	10,800	471,204

Semiconductors 1.46%		313,332

Intel Corp.	10,000	257,500

KLA-Tencor Corp.	400	22,988

Novellus Systems, Inc. *	1,200	32,844

Software 0.50%		108,156

Compuware Corp. *	2,000	16,220

Microsoft Corp.	3,200	91,936

Telecommunications Equipment & Services 3.84%		824,156

Polycom, Inc. *	800	24,248

Verizon Communications, Inc.	19,100	799,908

See notes to financial statements

Intrinsic Value Fund

16

F I N A N C I A L   S T A T E M E N T S

Issuer	Shares	Value

Telephone 2.57%		$550,607

AT&T, Inc.	12,727	507,425

CenturyTel, Inc.	900	43,182

Tires & Rubber 0.04%		8,298

Goodyear Tire & Rubber Company *	300	8,298

Tobacco 0.60%		129,657

Altria Group, Inc.	1,300	90,233

UST, Inc.	800	39,424

Toys, Amusements & Sporting Goods 0.44%		94,605

Hasbro, Inc.	900	25,389

Mattel, Inc.	3,200	69,216

Trucking & Freight 0.36%		76,776

FedEx Corp.	700	76,776

	Principal
Issuer, description, maturity date	amount	Value

Short-term investments 0.83%		$178,406

(Cost $178,406)

John Hancock Cash Investment Trust (c)	$178,406	178,406

Repurchase agreements 3.89%		$836,000

(Cost $836,000)

Repurchase Agreement with State Street Corp. dated 08-31-07 at
4.60% to be repurchased at $836,427 on 09-04-07, collateralized by $885,000 FederalHome Loan Mortgage Corp., 4.00%, due
06-12-13 (valued at $854,025, including interest)	$836,000	836,000

Total investments (Cost $20,379,781) 100.67%		$21,606,132

Other assets in excess of liabilities (0.67%)		(144,621)

Total net assets 100.00%		$21,461,511

Percentages are stated as a percent of net assets.

REIT Real Estate Investment Trust

* Non-income-producing.

(a) All or a portion of this security was out on loan.

(c) Investment is an affiliate of the Trust’s adviser or subadviser.

See notes to financial statements

Intrinsic Value Fund

17

F I N A N C I A L   S T A T E M E N T S

Financial statements

Statement of assets and liabilities 8-31-07 (unaudited)

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments, at value (cost $19,365,375)
including $174,908 of securities loaned (Note 2)	$20,591,726
Repurchase agreement, at value (cost $836,000)	836,000
Investments in affiliated issuers, at value (cost $178,406)	178,406
Total investments, at value (cost $20,379,781)	21,606,132

Cash	85
Cash collateral at broker for futures contracts	40,000
Receivable for fund shares sold	12,865
Dividends and interest receivable	47,353
Receivable for futures variation margin	6,040
Receivable due from adviser	43,329
Other assets	6,761

Total assets	21,762,565

Liabilities

Payable for fund shares repurchased	93,762
Payable upon return of securities loaned (Note 2)	178,406
Payable to affiliates
Fund administration fees	42
Transfer agent fees	266
Distribution and service fees	347
Other payables and accrued expenses	28,231

Total liabilities	301,054

Net assets

Capital paid-in	$18,978,631
Undistributed net investment income	155,850
Accumulated undistributed net realized gain on
investments and future contracts	1,119,686
Net unrealized appreciation on investments and future contracts	1,207,344

Net assets	$21,461,511

See notes to financial statements

Intrinsic Value Fund

18

F I N A N C I A L   S T A T E M E N T S

Statement of assets and liabilities (continued)

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value.
Class A ($20,242,210 ÷ 875,426 shares)	$23.12
Class B ($431,204 ÷ 18,743 shares)[1]	$23.01
Class C ($396,951 ÷ 17,254 shares)[1]	$23.01
Class I ($155,385 ÷ 6,700 shares)	$23.19
Class R1 ($117,690 ÷ 5,109 shares)	$23.03[2]
Class 1($118,071 ÷ 5,090 shares)	$23.20

Maximum offering price per share

Class A3 ($23.12 ÷ 95%)	$24.34

1 Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

2 Net assets and shares outstanding have been rounded for presentation purposes. The net asset value is as reported August 31, 2007.

3 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements

Intrinsic Value Fund

19

F I N A N C I A L   S T A T E M E N T S

Statement of operations For the period ended 8-31-07 (unaudited)1

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends	$243,172
Interest	19,461

Total investment income	262,633

Expenses

Investment management fees (Note 3)	85,434
Distribution and service fees (Note 3)	35,585
Transfer agent fees (Note 3)	8,281
Fund administration fees (Note 3)	3,061
Audit and legal fees	52,631
Blue sky fees (Note 3)	45,994
Custodian fees	12,056
Registration and filing fees	11,622
Printing and postage fees (Note 3)	5,196
Trustees’ fees (Note 3)	612
Miscellaneous	200

Total expenses	260,672
Less expense reductions (Note 3)	(110,303)

Net expenses	150,369

Net investment income	112,264

Realized and unrealized gain (loss)

Net realized gain on
Investments	742,043
Futures contracts	41,072
783,115
Change in net unrealized appreciation (depreciation) of
Investments	(496,100)
Futures contracts	(15,650)
(511,750)
Net realized and unrealized gain	271,365

Increase in net assets from operations	$383,629

1 Semiannual period from 3-1-07 to 8-31-07.

See notes to financial statements

Intrinsic Value Fund

20

F I N A N C I A L   S T A T E M E N T S

Statement of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Period	Period
	ended	ended
	2-28-07[1]	8-31-07[2]

Increase (decrease) in net assets

From operations
Net investment income	$143,510	$112,264
Net realized gain	526,061	783,115
Change in net unrealized appreciation (depreciation)	1,719,094	(511,750)

Increase in net assets resulting from operations	2,388,665	383,629

Distributions to shareholders
From net investment income
Class A	(108,035)	—
Class B	(1,017)	—
Class C	(762)	—
Class I	(985)	—
Class R1	(620)	—
Class 1	(914)	—
From net realized gain
Class A	(179,361)	—
Class B	(3,802)	—
Class C	(2,850)	—
Class I	(1,241)	—
Class R1	(1,118)	—
Class 1	(1,118)	—

Total distributions	(301,823)	—

From Fund share transactions	18,224,388	766,652

Total increase	20,311,230	1,150,281

Net assets

Beginning of period	—	20,311,230

End of period[3]	$20,311,230	$21,461,511

1 Period from 6-12-06 (commencement of operations) to 2-28-07.

2 Semiannual period from 3-1-07 to 8-31-07. Unaudited.

3 Includes undistributed net investment income of $43,586 and $155,850, respectively.

See notes to financial statements

Intrinsic Value Fund

21

F I N A N C I A L   S T A T E M E N T S

Financial highlights

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES

Period ended	2-28-07[1]	8-31-07[2]

Per share operating performance

Net asset value, beginning of period	$20.00	22.68
Net investment income[3]	0.18	0.12
Net realized and unrealized
gain on investments	2.85	0.32
Total from investment operations	3.03	0.44
Less distributions
From net investment income	(0.13)	—
From net realized gain	(0.22)	—
	(0.35)	—
Net asset value, end of period	$22.68	23.12
Total return[4,5,6] (%)	15.19	1.94

Ratios and supplemental data

Net assets, end of period
(in millions)	$19	$20
Ratio of net expenses to average
net assets[7] (%)	1.34	1.35
Ratio of gross expenses to average
net assets[7,8] (%)	1.94	2.02
Ratio of net investment income
to average net assets[7] (%)	1.13	1.05
Portfolio turnover[6] (%)	32	26

See notes to financial statements

Intrinsic Value Fund

22

F I N A N C I A L   S T A T E M E N T S

Financial highlights

CLASS B SHARES

Period ended	2-28-07[1]	8-31-07[2]

Per share operating performance

Net asset value, beginning of period	$20.00	$22.64
Net investment income[3]	0.07	0.04
Net realized and unrealized
gain on investments	2.85	0.33
Total from investment operations	2.92	0.37
Less distributions
From net investment income	(0.06)	—
From net realized gain	(0.22)	—
	(0.28)	—
Net asset value, end of period	$22.64	$23.01
Total return[4,5,6] (%)	14.61	1.63

Ratios and supplemental data

Net assets, end of period
(in millions)	—[9]	— [9]
Ratio of net expenses to average
net assets[7] (%)	2.04	2.05
Ratio of gross expenses to average
net assets[7,8] (%)	9.00	6.74
Ratio of net investment income
to average net assets[7] (%)	0.42	0.35
Portfolio turnover[6] (%)	32	26

See notes to financial statements

Intrinsic Value Fund

23

F I N A N C I A L   S T A T E M E N T S

Financial highlights

CLASS C SHARES

Period ended	2-28-07[1]	8-31-07 [2]

Per share operating performance

Net asset value, beginning of period	$20.00	$22.64
Net investment income[3]	0.06	0.04
Net realized and unrealized
gain on investments	2.86	0.33
Total from investment operations	2.92	0.37
Less distributions
From net investment income	(0.06)	—
From net realized gain	(0.22)	—
	(0.28)	—
Net asset value, end of period	$22.64	$23.01
Total return[4,5,6] (%)	14.61	1.63

Ratios and supplemental data

Net assets, end of period
(in millions)	—[9]	—[9]
Ratio of net expenses to average
net assets[7] (%)	2.04	2.05
Ratio of gross expenses to average
net assets[7,8] (%)	10.08	8.20
Ratio of net investment income
to average net assets[7] (%)	0.37	0.35
Portfolio turnover[6] (%)	32	26

See notes to financial statements

Intrinsic Value Fund

24

F I N A N C I A L   S T A T E M E N T S

Financial highlights

CLASS I SHARES

Period ended	2-28-07[1]	8-31-07[2]

Per share operating performance

Net asset value, beginning of period	$20.00	$22.70
Net investment income[3]	0.24	0.17
Net realized and unrealized
gain on investments	2.86	0.32
Total from investment operations	3.10	0.49
Less distributions
From net investment income	(0.18)	—
From net realized gain	(0.22)	—
	(0.40)	—
Net asset value, end of period	$22.70	$23.19
Total return[4,5,6] (%)	15.50	2.16

Ratios and supplemental data

Net assets, end of period
(in millions)	—[9]	—[9]
Ratio of net expenses to average
net assets[7] (%)	0.95	0.95
Ratio of gross expenses to average
net assets[7,8] (%)	17.60	14.74
Ratio of net investment income
to average net assets[7] (%)	1.53	1.45
Portfolio turnover[6] (%)	32	26

See notes to financial statements

Intrinsic Value Fund

25

F I N A N C I A L   S T A T E M E N T S

Financial highlights

CLASS R1 SHARES

Period ended	2-28-07[1]	8-31-07[2]

Per share operating performance

Net asset value, beginning of period	$20.00	$22.63
Net investment income[3]	0.12	0.08
Net realized and unrealized
gain on investments	2.85	0.32
Total from investment operations	2.97	0.40
Less distributions
From net investment income	(0.12)	—
From net realized gain	(0.22)	—
	(0.34)	—
Net asset value, end of period	$22.63	$23.03
Total return[4,5,6] (%)	14.88	1.77

Ratios and supplemental data

Net assets, end of period
(in millions)	—[9]	—[9]
Ratio of net expenses to average
net assets[7] (%)	1.69	1.71
Ratio of gross expenses to average
net assets[7,8] (%)	20.85	17.98
Ratio of net investment income
to average net assets[7] (%)	0.78	0.70
Portfolio turnover[6] (%)	32	26

See notes to financial statements

Intrinsic Value Fund

26

F I N A N C I A L   S T A T E M E N T S

Financial highlights

CLASS 1 SHARES

Period ended	2-28-07[1]	8-31-07[2]

Per share operating performance

Net asset value, beginning of period	$20.00	$22.70
Net investment income[3]	0.25	0.18
Net realized and unrealized
gain on investments	2.85	0.32
Total from investment operations	3.10	0.50
Less distributions
From net investment income	(0.18)	—
From net realized gain	(0.22)	—
	(0.40)	—
Net asset value, end of period	$22.70	$23.20
Total return[4,5,6] (%)	15.53	2.20

Ratios and supplemental data

Net assets, end of period
(in millions)	—[9]	—[9]
Ratio of net expenses to average
net assets[7] (%)	0.90	0.90
Ratio of gross expenses to average
net assets[7,8] (%)	1.44	1.58
Ratio of net investment income
to average net assets[7] (%)	1.58	1.50
Portfolio turnover[6] (%)	32	26

1 Class A, Class B, Class C, Class I, Class R1 and Class 1 shares began operations on 6-12-06.

2 Semiannual period from 3-1-07 to 8-31-07. Unaudited.

3 Based on the average of the shares outstanding.

4 Assumes dividend reinvestment.

5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

6 Not annualized.

7 Annualized.

8 Does not take into consideration expense reductions during the periods shown.

9 Less than $500,000.

See notes to financial statements

Intrinsic Value Fund

27

Notes to financial statements (unaudited)

1. Organization

John Hancock Intrinsic Value Fund (the Fund) is a newly organized non-diversified series of John Hancock Funds III (the Trust). The Trust was established as a Massachusetts business trust on June 9, 2005. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end investment management company. The investment objective of the Fund is to seek long-term capital growth.

John Hancock Life Insurance Company of New York (John Hancock New York) is a wholly owned subsidiary of John Hancock Life Insurance Company (U.S.A.) (John Hancock USA). John Hancock USA and John Hancock New York are indirect wholly owned subsidiaries of The Manufacturers Life Insurance Company (Manulife), which in turn is a wholly owned subsidiary of Manulife Financial Corporation (MFC), a publicly traded company. MFC and its subsidiaries are known collectively as “Manulife Financial.”

John Hancock Investment Management Services, LLC (the Adviser), a Delaware limited liability company controlled by John Hancock USA, serves as investment adviser for the Trust and John Hancock Funds, LLC (the Distributor), a Delaware limited liability company, an affiliate of the Adviser, serves as principal underwriter.

The Board of Trustees has authorized the issuance of multiple classes of shares of the Fund, including classes designated as Class A, Class B, Class C, Class I, Class R1, Class 1, Class 3 and Class NAV shares. The shares of each class represent an interest in the same portfolio of investments of the Fund, and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Board of Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission (SEC) and the Internal Revenue Service. Shareholders of a class that bear distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan. Class B shares will convert to Class A shares eight years after purchase.

Class 1 shares are sold only to certain exempt separate accounts of John Hancock USA and John Hancock New York.

The Adviser and affiliates of John Hancock USA owned 736,437, 5,088, 5,077 and 5,089 shares of beneficial interest of Class A, Class I, Class R1 and Class 1, respectively, on August 31, 2007.

2. Significant accounting policies

In the preparation of the financial statements, the Fund follows the policies described below. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

Security valuation

The net asset value of the shares of Class A, Class B, Class C, Class I, Class R1 and Class 1 of the Fund is determined daily as of the close of the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. Short-term debt instruments with remaining maturities of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. Investments in John Hancock Cash Investments Trust (JHCIT), an affiliate of John Hancock Advisers, LLC (JHA),

Intrinsic Value Fund

28

a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of MFC, are valued at their net asset value each business day. All other securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on a principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities traded only in the over-the- counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Securities for which there are no such quotations, principally debt securities, are valued based on the valuation provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Other assets and securities for which no such quotations are readily available are valued at their fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of a Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at their fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Repurchase agreements

The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement through its custodian, it receives delivery of securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is generally at least 102% of the repurchase amount. The Fund will take constructive receipt of all securities underlying the repurchase agreements it has entered into until such agreements expire. If the seller defaults, the Fund would suffer a loss to the extent that proceeds from the sale of underlying securities were less than the repurchase amount. The Fund may enter into repurchase agreements maturing within seven days with domestic dealers, banks or other financial institutions deemed to be creditworthy by the Adviser. Collateral for certain tri-party repurchase agreements is held at the custodian bank in a segregated account for the benefit of the Fund and the counterparty.

Security transactions and related investment income

Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date. Foreign dividends are recorded on the ex-date or when the Fund becomes aware of the dividends from cash collections. Discounts/ premiums are accreted/amortized for financial reporting purposes. Non-cash dividends are recorded at the fair market value of the securities received. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful, based upon consistently applied procedures.

From time to time, the Fund may invest in Real Estate Investment Trusts (REITs) and as a result, will estimate the components of distributions from these securities.

Intrinsic Value Fund

29

Distributions from REITs received in excess of income are recorded as a reduction of cost of investments and/or as a realized gain.

The Fund uses the First In, First Out method for fixed-income securities and Highest Cost, First Out for all other securities for determining realized gain or loss on investments for both financial and federal income tax reporting purposes.

Multi-class allocations

All income, expenses (except for class-specific expenses) and realized and unrealized gains (losses) are allocated to each class of shares based upon the relative net assets of each class.

Dividends to shareholders from net investment income are determined at a class level and distributions from capital gains are determined at a Fund level.

Expense allocation

Expenses are allocated based on the relative share of net assets of the Fund at the time the expense was incurred. Class-specific expenses, such as distribution (Rule 12b-1) fees, are accrued daily and charged directly to the respective share classes.

Securities lending

The Fund may lend securities in amounts up to 33 1 / 3 % of the Fund’s total assets. Such loans are callable at any time and are at all times fully secured by cash, cash equivalents or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, marked to market on a daily basis. The Fund may bear the risk of delay in recovery of, or even of rights in, the securities loaned should the borrower of the securities fail financially. The Fund receives compensation for lending its securities either in the form of fees or by retaining a portion of interest on the investment of any cash received as collateral. The Fund invests in cash collateral received in connection with securities lending transactions in JHCIT, a Delaware common law trust and an affiliated fund. JHCIT is exempt from registration under Section 3(c)(7) of the 1940 Act (pursuant to exemptive order issued by the SEC) and is managed by the Adviser, for which the Adviser receives an investment advisory fee of 0.04% of the average daily net assets of JHCIT.

All collateral received will be in an amount equal to at least 100% of the market value of the loaned securities and is intended to be maintained at that level during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund the next business day. During the loan period, the Fund continues to retain rights of ownership, including dividends and interest of the loaned securities. At August 31, 2007, the Fund loaned securities having a market value of $174,908 collateralized by securities in the amount of $178,406.

Futures

The Fund may purchase and sell financial futures contracts and options on those contracts. The Fund invests in contracts based on financial instruments such as U.S. Treasury Bonds or Notes or on securities indexes, such as the Standard & Poor’s 500 Index, in order to hedge against a decline in the value of securities owned by the Fund.

Initial margin deposits required upon entering into futures contracts are satisfied by the delivery of specific securities or cash as collateral to the broker (the Funds’ agent in acquiring the futures position). If the position is closed out by taking an opposite position prior to the settlement date of the futures contract, a final determination of variation margin is made, cash is required to be paid to or released by the broker, and the Fund realizes a gain or loss.

When the Fund sells a futures contract based on a financial instrument, the Fund becomes obligated to deliver that kind of instrument at an agreed upon date for a specified price. The Fund realizes a gain or loss depending on whether the price of an offsetting purchase is less or more than the price of the initial sale or on whether the price of an offsetting sale is more or less than the price of the initial purchase. The Fund could be exposed to risks if it could not close out futures positions because of an illiquid secondary market or the inability of counterparties to meet the terms of their contracts. Futures contracts are valued at the

Intrinsic Value Fund

30

The following is a summary of open futures contracts on August 31, 2007:

	NUMBER OF			UNREALIZED
OPEN CONTRACTS	CONTRACTS	POSITION	EXPIRATION	DEPRECIATION

S&P 500 Index	8	Long	Sep 2007	($19,007)

quoted daily settlement prices established by the exchange on which they trade.

Federal income taxes

The Fund qualifies as a “regulated investment company” by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

New accounting pronouncements

In June 2006, Financial Accounting Standards Board (FASB) Interpretation No. 48, Accounting for Uncertainty in Income Taxes (the Interpretation), was issued and is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the effective date. This Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return and requires certain expanded disclosures. Management has evaluated the application of this Interpretation to the Fund and does not believe there is a material impact resulting from the adoption of this Interpretation on the Fund’s financial statements.

In September 2006, FASB Standard No. 157, Fair Value Measurements (FAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishing a framework for measuring fair value and expands disclosure about fair value measurements. Management is currently evaluating the application of FAS 157 to the Fund and its impact, if any, resulting from the adoption of FAS 157 on the Fund’s financial statements.

Distribution of income and gains

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. During the period ended February 28, 2007, the tax character of distributions paid was as follows: ordinary income $270,360 and long-term capital gains $31,463. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Capital accounts

The Fund reports the undistributed net investment income and accumulated undistributed net realized gain (loss) accounts on a basis approximating amounts available for future tax distributions (or to offset future taxable realized gains when a capital loss carryforward is available). Accordingly, the Fund may periodically make reclassifications among certain capital accounts without affecting its net asset value.

3. Investment advisory and other agreements

Advisory fees

The Trust has entered into an Investment Advisory Agreement with the Adviser. The Adviser is responsible for managing the corporate and business affairs of the Trust and for selecting and compensating subadvisers to handle the investment of the assets of the Fund, subject to the supervision of the Trust’s Board of Trustees. Under the Advisory Agreement, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.78% of the first $500,000,000 of the Fund’s aggregate daily net assets; (b) 0.76% of the next $500,000,000 of the Fund’s aggregate daily net assets; (c) 0.75% of the next $1,500,000,000 of the Fund’s aggregate daily

Intrinsic Value Fund

31

net assets; and (d) 0.74% of the Fund’s aggregate daily net assets in excess of $2,500,000,000. Aggregate net assets include the net assets of the Fund and Intrinsic Value Trust, a series of John Hancock Trust and the Intrinsic Value Fund, a series of John Hancock Funds II. The Adviser has a subadvisory agreement with Grantham, Mayo, Van Otterloo & Co. LLC. The Fund is not responsible for payment of the subadvisory fees.

Expense reimbursements

The Adviser has agreed contractually to reimburse for certain fund level expenses that exceed 0.08% of the average annual net assets, or to make a payment to a specific class of shares of the Fund in an amount equal to the amount by which the expenses attributable to such class of shares (excluding taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business and fees under any agreement or plans of the Fund dealing with services for shareholders and others with beneficial interests in shares of the Fund) exceed the percentage of average annual net assets (on an annualized basis) attributable as follows: 1.35% for Class A, 2.05% for Class B, 2.05% for Class C, 0.95% for Class I, 1.45% for Class R1 and 0.90% for Class 1. Accordingly, the expense reductions related to this expense limitation amounted to $69,037, $10,825, $10,468, $9,720, $9,847 and $406 for Class A, Class B, Class C, Class I, Class R1 and Class 1, respectively, for the period ended August 31, 2007. This expense reimbursement shall continue in effect until June 30, 2008 and thereafter until terminated by the Adviser on notice to the Trust.

Administration fees

The Fund has an agreement with the Adviser that requires the Fund to reimburse the Adviser for all expenses associated with providing the administrative, financial, accounting and recordkeeping services of the Fund, including the preparation of all tax returns, annual, semiannual and periodic reports to shareholders and the preparation of all regulatory reports. These expenses are allocated based on the relative net assets of each class. The compensation for the period amounted to $3,061 with an effective rate of 0.03% of the Fund’s average daily net asset value.

Distribution plan

The Trust has a Distribution Agreement with the Distributor. The Fund has adopted Distribution Plans with respect to Class A, Class B, Class C, Class R1 and Class 1, pursuant to Rule 12b-1 under the 1940 Act, to reimburse the Distributor for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to the Distributor at an annual rate not to exceed 0.30%, 1.00%, 1.00%, 0.50% and 0.05% of average daily net asset value of Class A, Class B, Class C, Class R1 and Class 1, respectively. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of Financial Industry Regulatory Authority (formerly the National Association of Securities Dealers). Under the Conduct Rules, curtailment of a portion of the Fund’s 12b-1 payments could occur under certain circumstances. In addition, under a Service Plan for Class R1 shares, the Fund pays up to 0.25% of Class R1 average daily net asset value for certain other services.

Sales charges

Class A shares are assessed up-front sales charges of up to 5.00% of net asset value of such shares. During the period ended August 31, 2007, the Fund was informed that the Distributor received net up-front sales charges of $88,410 with regard to sales of Class A shares. Of this amount, $14,523 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $73,154 was paid as sales commissions to unrelated broker-dealers and $733 was paid as sales commissions to sales personnel of Signator Investors, Inc. (Signator Investors), a related broker-dealer, an indirect subsidiary of MFC.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge (CDSC) at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase

Intrinsic Value Fund

32

are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to the Distributor and are used, in whole or in part, to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the period ended August 31, 2007, CDSCs received by JH Funds amounted to $49 for Class B shares and $103 for Class C shares.

Transfer agent fees

The Fund has a Transfer Agency Agreement with John Hancock Signature Services, Inc. (Signature Services), an indirect subsidiary of MFC. For Class A, Class B, Class C, Class I and Class R1 shares, the Fund pays a monthly transfer agent fee at an annual rate of 0.05% of each class’ average daily net assets, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses. Expenses not directly attributable to a particular class of shares are aggregated and allocated to each class on the basis of its relative net asset value.

Signature Services has agreed to limit the transfer agent fees so that such fees do not exceed 0.20% annually of Class A, Class B, Class C, Class I and Class R1 share average daily net assets. This agreement is effective until December 31, 2007. Signature Services reserves the right to terminate this limitation in the future. Accordingly, there were no transfer agent fee reductions for Class A, Class B, Class C, Class I and Class R1 shares, respectively, during the period ended August 31, 2007.

Expenses under the agreements described above for the period ended August 31, 2007, were as follows:

	Distribution and	Transfer	Blue sky	Printing and
Share class	service fees	agent fees	fees	postage fees

Class A	$31,076	$7,411	$9,424	$4,427
Class B	2,315	463	9,157	176
Class C	1,708	342	9,211	41
Class I	—	35	9,101	166
Class R1	455	30	9,101	378
Class 1	31	—	—	8
Total	35,585	8,281	45,994	5,196

Trustees’ fees

The Trust compensates each Trustee who is not an employee of the Adviser or its affiliates. Total Trustees’ expenses are allocated to the Fund based on its average daily net asset value.

4. Guarantees and indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

5. Line of credit

The Fund has entered into an agreement which enables it to participate in a $100 million unsecured committed line of credit with State Street Corporation. Borrowings will be made solely to temporarily finance the repurchase of capital shares. Interest is charged to the Fund based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.50%. In addition, a commitment fee of 0.07% per annum, payable at the end of each calendar

Intrinsic Value Fund

33

quarter, based on the average daily-unused portion of the line of credit, is charged to the Fund on a prorated basis based on average net assets. For the period ended August 31, 2007, there were no borrowings under the line of credit.

6. Capital shares

Share activities for the Fund for the periods ended February 28, 2007 and August 31, 2007, were as follows:

	Period ended 2-28-07 [1]		Period ended 8-31-07[2]
	Shares	Amount	Shares	Amount
Class A

Sold	838,725	$17,032,947	60,561	$1,429,482
Distributions reinvested	12,374	281,144	—	—
Repurchased	(4,497)	(101,945)	(31,737)	(747,591)
Net increase	846,602	$17,212,146	28,824	$681,891

Class B

Sold	25,686	$554,475	4,340	$104,542
Distributions reinvested	201	4,563	—	—
Repurchased	(5,219)	(119,072)	(6,265)	(151,835)
Net increase (decrease)	20,668	$439,966	(1,925)	($47,293)

Class C

Sold	23,486	$503,103	5,938	$138,311
Distributions reinvested	135	3,064	—	—
Repurchased	(10,948)	(251,638)	(1,357)	(31,481)
Net increase	12,673	$254,529	4,581	$106,830

Class I

Sold	5,547	111,000	1,055	$25,224
Distributions reinvested	98	2,226	—	—
Net increase	5,645	113,226	1,055	$25,224

Class R1

Sold	5,033	100,750	—	—
Distributions reinvested	76	1,738	—	—
Net increase	5,109	102,488	—	—

Class 1

Sold	5,000	$100,000	—	—
Distributions reinvested	90	2,033	—	—
Net increase	5,090	$102,033	—	—

Net increase	895,787	$18,224,388	32,535	$766,652

1 Period from 6-12-06 (commencement of operations) to 2-28-07.

2 Semiannual period from 3-1-07 to 8-31-07. Unaudited.

7. Investment transactions

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the period ended August 31, 2007, aggregated $6,262,314 and $5,382,657, respectively.

The cost of investments owned on August 31, 2007, including short-term investments, for federal income tax purposes, was $20,382,880. Gross unrealized appreciation and depreciation of investments aggregated $2,069,701 and $846,449, respectively, resulting in net unrealized appreciation of $1,223,252.

Intrinsic Value Fund

34

8. Federal income tax information

Federal income tax regulations may differ from generally accepted accounting principles and income and capital gain distributions determined in accordance with tax regulations may differ from net investment income and realized gains recognized for financial reporting purposes.

Intrinsic Value Fund

35

Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

This section describes the evaluation by the Board of Trustees of the Advisory Agreement and each of the Subadvisory Agreements.

Evaluation by the Board of Trustees The Board, including all of the Trustees who are not “interested persons” as defined in the Investment Company Act of 1940, as amended (the Independent Trustees), is responsible for selecting the Trust’s investment adviser, John Hancock Investment Management Services, LLC (the Adviser or JHIMS), approving the Adviser’s selection of subadvisers for each series of the Trust (the Funds) and approving the Trust’s advisory and subadvisory agreements (and any sub-subadvisory agreements), their periodic continuation and any amendments. Consistent with SEC rules, the Board regularly evaluates the Trust’s advisory and subadvisory (and sub-subadvisory) arrangements, including consideration of the factors listed below. The Board may also consider other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry) and does not treat any single factor as determinative, and each Trustee may attribute different weights to different factors. The Board is furnished with an analysis of its fiduciary obligations in connection with its evaluation and, throughout the evaluation process, the Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel. The factors regularly considered by the Board are:

1. the nature, extent and quality of the services to be provided by the Adviser to the Trust and by the subadvisers to the Funds;

2. the investment performance of the Funds and their subadvisers;

3. the extent to which economies of scale would be realized as a Fund grows and whether fee levels reflect these economies of scale for the benefit of Trust shareholders;

4. the costs of the services to be provided and the profits to be realized by the Adviser and its affiliates (including any subadvisers that are affiliated with the Adviser) from the Adviser’s relationship with the Trust; and

5. comparative services rendered and comparative advisory and subadvisory fee rates.

The Board believes that information relating to all these factors is relevant to its evaluation of the Trust’s advisory agreement. With respect to its evaluation of subadvisory agreements (including sub-subadvisory agreements) the Board believes that, in view of the Trust’s “manager of managers” advisory structure, the costs of services to be provided and the profits to be realized by those subadvisers that are not affiliated with the Adviser from their relationship with the Trust generally are not a material factor to the Board’s consideration of subadvisory agreements because such fees are paid to subadvisers by the Adviser and not by the Funds, and because the Board relies on the ability of the Adviser to negotiate such subadvisory fees at arm’s-length.

In evaluating subadvisory arrangements, the Board also considers other material business relationships that unaffiliated subadvisers and their affiliates have with the Adviser or its affiliates, including the involvement by certain affiliates of certain subadvisers in the distribution of financial products, including shares of the Trust, offered by the Adviser and other affiliates of the Adviser (Material Relationships).

Approval of Advisory Agreement

At its meeting on June 5, 2007, the Board, including all the Independent Trustees, approved the Advisory Agreement between the Trust and JHIMS with respect to each of the Funds.

In approving the Advisory Agreement, and with reference to the factors which it regularly considers, the Board:

(1) (a) considered the high value to the Trust of continuing the relationship with JHIMS as the Trust’s Adviser to the other John Hancock Funds, the skills and competency with which JHIMS

36

has in the past managed the affairs and subadvisory relationships of other funds in the complex, JHIMS’s oversight and monitoring of subadvisers’ investment performance and compliance programs including its timelines in responding to performance issues and the qualifications of JHIMS’s personnel,

(b) considered JHIMS’s compliance policies and procedures and its responsiveness to regulatory changes and mutual fund industry developments, and

(c) JHIMS’s administrative capabilities, including its ability to supervise the other service providers for the Funds and concluded that JHIMS may reasonably be expected to ably perform its services under the Advisory Agreement.

(2) reviewed the investment performance of portfolios that are managed comparable to the Funds; the comparative performance of their respective benchmarks; and JHIMS’ analysis of such performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally and with respect to the Funds; and concluded that each of the comparably managed funds has performed well or within a range that the Board deemed competitive, and that JHIMS may reasonably be expected to ably monitor the performance of the Funds and their subadvisers;

(3) reviewed the Trust’s advisory fee structure and the incorporation therein of any subadvisory fee breakpoints in the advisory fees charged and concluded (i) that to the extent that Funds have subadvisory fees with breakpoints, those breakpoints are reflected as breakpoints in the advisory fees for Funds, (ii) that all Funds with a subadviser that is not affiliated with the Adviser have subadvisory fees which are the product of arm’s-length negotiations between the Adviser and the subadviser and which in many, but not all, cases contain breakpoints, and (iii) that, although economies of scale cannot be measured with precision, these arrangements permit shareholders of Funds with advisory fee breakpoints to benefit from economies of scale if those Funds grow;

(4) (a) reviewed the financial statements of JHIMS and John Hancock Life Insurance Company (U.S.A.) (JHLICO (U.S.A.));

(b) reviewed the anticipated profitability of the JHIMS’s relationship with the Funds in terms of the fees it expects to receive with respect to the Funds and whether JHIMS has the financial ability to provide a high level of services to the Funds,

(c) considered that JHIMS derives reputational and other indirect benefits from providing advisory services to the Funds, and

(d) noted that JHIMS will pay the subadvisory fees out of the advisory fees JHIMS receives from the Funds and concluded that the advisory fees paid by the Trust with respect to the Funds are not unreasonable in light of such information; and

(5) reviewed comparative information with respect to the advisory fee rates and concluded that the anticipated advisory fees for the Funds are within the range of those incurred by other comparable funds and that the advisory structure for the Funds is thus competitive within the industry.

Additional information that the Board considered for a particular Fund is set forth in Appendix A.

Approval of Subadvisory Agreements

At its meeting on June 5, 2007, the Board, including all the Independent Trustees, approved the Subadvisory Agreements.

In making its determination with reference to these respective factors, the Board reviewed:

(i) information relating to each subadviser’s business which included information

37

such as: business performance, assets under management, financial stability and personnel;

(ii) the investment performance of the subadviser’s portfolio managed comparably to the Fund to be managed by the subadviser and comparative performance information relating to the benchmark;

(iii) the proposed subadvisory fee for each Fund to be managed by the subadviser and comparative fee information; and

(iv) information relating to the nature and scope of Material Relationships and their significance to the Adviser and the subadvisers.

The Board’s decision to approve each Subadvisory Agreement was based on a number of determinations, including the following:

(1) The subadviser has extensive experience and demonstrated skills as a manager and may be expected to provide a high quality of investment personnel to each Fund;

(2) Although not without variation, the current and historical performance of the portfolios of the Subadviser managed comparably to the Fund to be managed by the Subadviser has been within a competitive range of the current and historical performance of these portfolios’ respective benchmark (see Appendix A for further information on performance);

(3) The subadvisory fees are within industry norms and are the product of arm’s-length negotiation between the Adviser and the subadviser; and

(4) The Material Relationships consist of arrangements in which unaffiliated subadvisers or their affiliates provide advisory, distribution or management services in connection with financial products sponsored by the Trust’s adviser or its affiliates, which may include other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans, and which in no case contained elements which would cause the Board to conclude that approval of the subadvisory agreement with the subadviser would be inappropriate. See (5) below for information relating to the business arrangement between the Trust’s Adviser and GMO.

(5) As a part of the overall business arrangement between the Adviser and GMO under which the Adviser has obtained exclusive rights to certain GMO investment management services for up to five years, the Adviser has agreed that under certain circumstances it (and not the Trust or the particular Fund) will pay GMO a specified amount (ranging from $1 to $12 million) if the subadvisory agreement with respect to any of the following Funds to be subadvised by GMO is terminated within a five-year period from the date of its effectiveness: U.S. Core Fund, Active Value Fund, Intrinsic Value Fund, Growth Fund, International Core Fund, International Growth Fund, Global Fund, Value Opportunities Fund, Growth Opportunities Fund and U.S. Quality Equity Fund.

The Adviser has also agreed that, subject to its fiduciary duties as an investment adviser to each of these Funds and its shareholders, it will not recommend to the Board of Trustees to terminate the subadvisory agreement with respect to any of the Funds or to reduce any of the fees payable thereunder to GMO for a five-year period from the date of effectiveness of the agreement. Substantially similar agreements (with varying amounts to be paid upon termination) also apply with respect to certain other John Hancock funds that are or will be advised by the Adviser and subadvised by GMO. The Trust is not a party to any of these arrangements, and they are not binding upon the Trust, the Trust’s Funds subadvised by GMO or the Board of Trustees. However, these arrangements present certain conflicts of interest because the Adviser has a financial incentive to support the continuation of GMO subadvisory agreements for as long as the termination provisions described above remain in effect. In approving the Advisory Agreement and the subadvisory agreement with respect to

38

each of the Funds subadvised by GMO, the Board of Trustees, including the Independent Trustees, was aware of and considered these potential conflicts of interest, including any financial obligations of the Adviser to GMO.

The Board concluded that, notwithstanding the potential conflicts of interest, approval of the Advisory Agreement and the subadvisory agreements with GMO is in the best interests of shareholders and contract owners in view of (i) the Adviser’s fiduciary duty and the Board’s fiduciary duty and ability to monitor potential conflicts, (ii) the benefits to shareholders and contract owners generally expected from the exclusive rights to certain GMO investment management services obtained by the Adviser for the benefit of certain Funds of the Trust and other John Hancock funds and (iii) the benefits to such Funds of the Trust expected from the subadvisory services of GMO.

Additional information that the Board considered for a particular fund is set forth in Appendix A.

Appendix A

Estimated Fees
Fund	Performance	and Expenses	Comments

Intrinsic Value	See Comments.	Subadvisory fees	The Board noted
		for this Fund were	that the Fund
		lower than the peer	commenced opera-
		group median.	tions in June 2006
and has a limited
		Advisory fees for	performance history.
this Fund were
higher than the peer
group median.

Total expenses for
this Fund were
lower than the peer
group median.

39

For more information

The Fund’s proxy voting policies, procedures and records are available without charge, upon request:

By phone	On the Fund’s Web site	On the SEC’s Web site
1-800-225-5291	www.jhfunds.com/proxy	www.sec.gov

Trustees	Charles A. Rizzo	Principal distributor
Ronald R. Dion, Chairman	Chief Financial Officer	John Hancock Funds, LLC
James R. Boyle†		601 Congress Street
James F. Carlin	Gordon M. Shone	Boston, MA 02210-2805
William H. Cunningham	Treasurer
Charles L. Ladner*		Custodian
Dr. John A. Moore*	John G. Vrysen	State Street Bank & Trust Co.
Patti McGill Peterson*	Chief Operating Officer	2 Avenue de Lafayette
Steven R. Pruchansky		Boston, MA 02111
*Members of the Audit Committee	Investment adviser
†Non-Independent Trustee	John Hancock Investment	Transfer agent
	Management Services, LLC	John Hancock Signature
Officers	601 Congress Street	Services, Inc.
Keith F. Hartstein	Boston, MA 02210-2805	One John Hancock Way,
President and		Suite 1000
Chief Executive Officer	Subadviser	Boston, MA 02217-1000
Grantham, Mayo,
Thomas M. Kinzler	Van Otterloo & Co. LLC	Legal counsel
Secretary and Chief Legal Officer	40 Rowes Wharf	Kirkpatrick & Lockhart
	Boston, MA 02110	Preston Gates Ellis LLP
Francis V. Knox, Jr.		One Lincoln Street
Chief Compliance Officer		Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com

Mail	Regular mail:	Express mail:
	John Hancock	John Hancock
	Signature Services, Inc.	Signature Services, Inc.
	One John Hancock Way, Suite 1000	Mutual Fund Image Operations
	Boston, MA 02217-1000	380 Stuart Street
Boston, MA 02116

Phone	Customer service representatives	1-800-225-5291
	EASI-Line	1-800-338-8080
	TDD line	1-800-554-6713

A listing of month-end portfolio holdings is available on our Web site, www.jhfunds.com. A more detailed portfolio holdings summary is available on a quarterly basis 60 days after the fiscal quarter on our Web site or upon request by calling 1-800-225-5291, or on the SEC’s Web site, www.sec.gov.

40

J O H N   H A N C O C K   F A M I L Y   O F   F U N D S

EQUITY	INTERNATIONAL/GLOBAL
Balanced Fund	Global Opportunities Fund
Classic Value Fund	Global Shareholder Yield Fund
Classic Value Fund II	Greater China Opportunities Fund
Classic Value Mega Cap Fund	International Allocation Portfolio
Core Equity Fund	International Classic Value Fund
Growth Fund	International Core Fund
Growth Opportunities Fund	International Growth Fund
Growth Trends Fund
Intrinsic Value Fund	INCOME
Large Cap Equity Fund	Bond Fund
Large Cap Select Fund	Government Income Fund
Mid Cap Equity Fund	High Yield Fund
Multi Cap Growth Fund	Investment Grade Bond Fund
Small Cap Equity Fund	Strategic Income Fund
Small Cap Fund
Small Cap Intrinsic Value Fund	TAX-FREE INCOME
Sovereign Investors Fund	California Tax-Free Income Fund
U.S. Core Fund	High Yield Municipal Bond Fund
U.S. Global Leaders Growth Fund	Massachusetts Tax-Free Income Fund
Value Opportunities Fund	New York Tax-Free Income Fund
Tax-Free Bond Fund
ASSET ALLOCATION
Lifecycle 2010 Portfolio	MONEY MARKET
Lifecycle 2015 Portfolio	Money Market Fund
Lifecycle 2020 Portfolio
Lifecycle 2025 Portfolio	CLOSED-END
Lifecycle 2030 Portfolio	Bank and Thrift Opportunity Fund
Lifecycle 2035 Portfolio	Financial Trends Fund, Inc.
Lifecycle 2040 Portfolio	Income Securities Trust
Lifecycle 2045 Portfolio	Investors Trust
Lifecycle Retirement Portfolio	Patriot Premium Dividend Fund II
Lifestyle Aggressive Portfolio	Preferred Income Fund
Lifestyle Balanced Portfolio	Preferred Income II Fund
Lifestyle Conservative Portfolio	Preferred Income III Fund
Lifestyle Growth Portfolio	Tax-Advantaged Dividend Income Fund
Lifestyle Moderate Portfolio	Tax-Advantaged Global Shareholder Yield Fund

SECTOR
Financial Industries Fund
Health Sciences Fund
Real Estate Fund
Regional Bank Fund
Technology Fund
Technology Leaders Fund

The Fund’s investment objectives, risks, charges and expenses are included in the prospectus and should be considered carefully before investing. For a prospectus, contact your financial professional, call John Hancock Funds at 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com. Please read the prospectus carefully before investing or sending money.

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
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This report is for the information of the shareholders of John Hancock Intrinsic Value Fund.	510SA 8/07
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	10/07

John Hancock
MUTUAL FUNDS

John Hancock
Value Opportunities Fund

Semiannual Report
8.31.07

Your fund at a glance

Managers’ report
page 2

A look at performance
page 6

Your expenses
page 8

Fund’s investments
page 10

Financial statements
page 22

Notes to financial
statements
page 31

For more information
page 44

CEO corner

To Our Shareholders,

Volatility returned to the U.S. stock market in the six-month period ended August 31, 2007; however, stocks still posted a strong gain of 5.70%, as measured by the Standard & Poor’s 500 Index. The market experienced a particularly sharp downturn in August, as the subprime mortgage market’s woes increased. Rising defaults and an ensuing credit crunch caused heightened fears about their potential impact on U.S. economic growth. Foreign markets felt some ripple effects from the subprime issue, but they continued nonetheless to benefit from solid economic growth and outperformed the U.S. market in this period.

During this period of volatility, the U.S. stock market also passed a significant milestone — the broad Standard & Poor’s 500 Index climbed beyond the record it had set seven years ago. From its peak in March 2000, the stock market spiraled downward three consecutive years, bottoming in 2002. The upturn began in 2003, and the market has advanced each year since, finally setting a new high for the first time on May 30, 2007. During that period, the S&P 500 Index experienced five significant short-term sell-offs of 6% or more, with the August subprime-induced meltdown being the most recent.

This nearly complete market cycle highlights the importance of two investment principles you have heard us speak of often: diversification and patience. By allocating your investments among different asset classes, investment styles and portfolio managers, you are likely to be well represented through all phases of a complete market cycle, with the winners helping to cushion the fall of the losers.

The challenge for investors with a diversified portfolio is to properly evaluate your investments to tell the difference between an underperforming manager and an out-of-favor style, while also understanding the role each investment plays in your portfolio. That’s where your financial professional can provide true value. He or she can help you make those assessments and also counsel patience, because a properly diversified portfolio by its very nature will typically have something lagging or out of favor — a concept that can be difficult to live with, but necessary to embrace. If everything in your portfolio is “working,” then you are not truly diversified, but rather are lever aged to the current market and the flavor of the day. If so, you are bound to be out of step in the near future.

The recent volatility in the securities markets has prompted many investors to question how long this type of market cycle will last. History tells us it will indeed end and that when it does, today’s leaders may well turn into laggards and vice versa. The subprime mortgage market woes are just the latest example of why investors should be both patient and well-diversified. For with patience and a diversified portfolio, it could be easier to weather the market’s twists and turns and reach your long-term goals.

Sincerely,

Keith F. Hartstein,
President and Chief Executive Officer

This commentary reflects the CEO’s views as of August 31, 2007. They are subject to change at any time.

Your fund at a glance

The Fund seeks long-term capital growth by typically investing in U.S. companies that issue stocks included in the Russell 2500 Index, and in companies with total market capitalizations similar to those of stocks in the Index. Under normal circumstances, the Fund invests at least 80% of its assets in small- and mid-cap companies.

Over the last six months

► Despite heightened volatility, the broad U.S. market, as measured by the S&P 500 Index, gained ground.

► The financial sector — both an overweight and stock selections — detracted the most from relative returns, while stock selections in the retail sector added value.

► The Fund's momentum and valuation selection criteria both lagged the market.

John Hancock Value Opportunities Fund

Fund performance for the six months ended August 31, 2007.

Total returns for the Fund are at net asset value with all distributions reinvested. These returns do not reflect the deduction of the maximum sales charge, which would reduce the performance shown above.

Top 10 holdings
Dollar Tree Stores, Inc.	1.6%	CDW Corp.	1.0%

Liz Claiborne, Inc.	1.3%	First American Corp.	1.0%

Tyson Foods, Inc., Class A	1.1%	AutoNation, Inc.	1.0%

SUPERVALU, Inc.	1.1%	Energizer Holdings, Inc.	1.0%

Deluxe Corp.	1.0%	Commerce Group, Inc.	1.0%

As a percentage of net assets on August 31, 2007.

1

Managers’ report

John Hancock

Value Opportunities Fund

U.S. investors entered the six-month review period on March 1, 2007 still reeling from the market’s late-February swoon. Their big question was whether the recent fall was the beginning of a major correction or just a brief hiccup in the middle of a bull market. Though some of the concerns surrounding the decline — including the first sign of trouble in subprime mortgages — were still present, investors appeared to shake them off. Less than two months into the review period, the Standard & Poor’s 500 Index had recovered all of its lost ground, entering the summer poised to continue its ascent. With historically low market volatility, the continuation of strong corporate profits and a glut of private equity deals fueled by ubiquitous financial liquidity, there seemed to be almost no ceiling to the market’s potential.

Hopes for a smooth summer, however, would turn out to be short-lived. Beginning in July, as many market indexes touched record highs, credit concerns similar to those seen in February flared up again. Distress in subprime mortgages quickly spilled over into the broader credit and equity markets. Just weeks after the S&P 500 Index set an all-time high, the Federal Reserve began injecting liquidity into a faltering financial system, in an attempt to stem the turmoil taking place in the credit market. As equity market volatility returned with a vengeance, investor tolerance for risk abated and the broad market indexes plunged lower in the first days of August. And while hopes for a Federal Reserve

SCORECARD

INVESTMENT		PERIOD’S PERFORMANCE... AND WHAT’S BEHIND THE NUMBERS
Dollar Tree	▲	Same-store sales increased and earnings forecasts were raised

Jones Apparel	▼	Shares went on a rollercoaster ride on speculation of a takeover bid that never materialized
Liz Claiborne	▼	Domestic wholesale business lagged for the period and earnings forecasts were decreased

2

From the Grantham, Mayo, Van Otterloo & Co. LLC (GMO)
Portfolio Management Team

rate cut helped stabilize things somewhat, investors ended the review period much in the same way they began it — wondering whether the market would rally again or if risk aversion was here to stay. Despite the volatility, the S&P 500 Index posted gains in the six-month period.

“Despite the volatility, the S&P
500 Index posted gains in the
six-month period.”

Looking at performance

For the six months ended August 31, 2007, John Hancock Value Opportunities Fund’s Class A, Class B, Class C, Class I, Class R1 and Class 1 shares returned –5.59%, –5.96%, –5.91%, –5.45%, –5.78% and –5.40%, respectively, at net asset value. By comparison, the Russell 2500 Value Index returned –3.28% while the average mid cap value fund monitored by Morningstar, Inc. returned 1.02% .1 Keep in mind that your returns will differ from those listed above if you were not invested in the Fund for the entire period or did not reinvest all distributions. See pages six and seven for historical performance information.

During the period, our primary stock selection tools — valuation and momentum — both lagged the market. Our valuation discipline performed reasonably well over the first several months of the period, but suffered in the later portion as both its sector and stock selections lagged the market. In the small-cap value universe, our valuation discipline suffered from its selections in the financial sector, as troubles in the subprime mortgage sector negatively impacted all financials — even those our discipline identified as undervalued.

Our momentum discipline also lagged the benchmark. The discipline is designed to identify stocks that have performed well recently and appear

Value Opportunities Fund

3

poised to continue outperforming. During the period, stock selection negatively impacted the discipline’s returns, particularly in the final months, as its picks were unable to outperform the market.

“During the period, our primary
stock selection tools — valuation
and momentum — both lagged
the market.”

Financials, consumer goods and services limit gains

The financial sector detracted the most from relative returns for the period, as both stock selection and our overweight position negatively impacted the Fund’s returns, as the sector was hit hard by troubles in subprime mortgages. For example, our overweight in Radian Group, Inc. detracted from returns when the company’s shares plunged after its debt was downgraded over concerns regarding its subsidiary’s exposure to subprime mortgages. Our overweight position in Triad Guaranty, Inc. suffered similarly.

The consumer goods sector also detracted from the Fund’s performance due both to stock selection and an overweight position. Much of the negative attribution in this sector came from two of our biggest disappointments during the period — Liz Claiborne, Inc. and Jones Apparel Group, Inc. Liz Claiborne issued a worse-than-expected outlook for the year, which sent shares plunging. Jones Apparel Group’s shares fell after the company announced that it was not pursuing a sale, prompting selling by investors who had bought the company’s shares on speculation that it would be taken over.

Also detracting from performance was the services sector. Our overweight position and stock selection drove the negative relative returns. An overweight position in Westwood One, Inc. negatively impacted returns during a period in which the radio broadcasting company reported lower quarterly profits. Not owning KBR, Inc. also negatively impacted returns as the company’s shares increased following its spinoff from Halliburton.

SECTOR DISTRIBUTION[2]
Consumer cyclical	27%
Financial	26%
Consumer non-cyclical	19%
Industrial	9%
Communications	4%
Basic materials	4%
Technology	3%
Utilities	2%
Energy	1%

Retail and construction add value

On the positive side, stock selection in the retail sector added to relative returns. The sector included one of our biggest

Value Opportunities Fund

4

stock contributors, Dollar Tree Stores, Inc., which added to returns after increasing its earnings forecast and reported better-than-expected same store sales. Our underweight position in construction also added to returns, helped by avoiding the troubles in subprime. With worries abounding that mortgage troubles would lead to a decline in real estate prices and new home construction, our underweight position in the sector added to relative returns as shares declined. Not owning companies like RAIT Financial Trust and Duke Realty Corp. also added to relative returns for the period.

Outlook

The market volatility at the end of the period left investors wondering if the bull market has finally come to an end. The upcoming months will show whether the market’s recent trend toward risk aversion — especially in the troubled subprime mortgage sector — will persist. We believe the Fund remains strongly positioned with a mix of undervalued and strong momentum stocks.

This commentary reflects the views of the portfolio management team through the end of the Fund’s period discussed in this report. The team’s statements reflect their own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

1 Figures from Morningstar, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

2 As a percentage of net assets on August 31, 2007.

Value Opportunities Fund

5

A look at performance

For the periods ended August 31, 2007

		Average annual returns				Cumulative total returns
		with maximum sales charge (POP)				with maximum sales charge (POP)
	Inception				Since					Since
Class	date	1-year	5-year	10-year	inception	6-month	1-year	5-year	10-year	inception

A	6-12-06	–0.15%	—	—	1.15%	–10.32%	–0.15%	—	—	1.41%

B	6-12-06	–0.63	—	—	1.49	–10.66	–0.63	—	—	1.83

C	6-12-06	3.42	—	—	4.77	–6.85	3.42	—	—	5.88

I1	6-12-06	5.50	—	—	5.86	–5.45	5.50	—	—	7.24

R1 [1]	6-12-06	4.76	—	—	5.09	–5.78	4.76	—	—	6.28

1[1]	6-12-06	5.57	—	—	5.92	–5.40	5.57	—	—	7.31

Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect maximum sales charge on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class I, Class R1 and Class 1 shares.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available Prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The waivers and expense limitations are contractual at least until 6-30-08. The net expenses are as follows: Class A — 1.41%, Class B — 2.11%, Class C — 2.11%, Class I — 1.02%, Class R1 — 1.76%, Class 1 — 0.97% . Had the fee waivers and expense limitations not been in place, the gross expenses would be as follows: Class A — 2.16%, Class B — 11.34%, Class C — 5.12%, Class I — 12.66%, Class R1 — 21.72%, Class 1 — 1.70% .

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month-end, please call 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund’s performance results reflect any applicable expense reductions, without which the expenses increase and results would have been less favorable.

Performance is calculated with an opening price (prior day’s close) on the inception date.

1 For certain types of investors as described in the Fund’s Class I, Class R1 and Class 1 share prospectuses.

Value Opportunities Fund

6

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in Value Opportunities Fund Class A shares for the period indicated. For comparison, we’ve shown the same investment in the Russell 2500 Value Index.

			With maximum
Class	Period beginning	Without sales charge	sales charge	Index

B	6-12-06	$10,583	$10,183	$11,251

C2	6-12-06	10,588	10,588	11,251

I3	6-12-06	10,724	10,724	11,251

R1 [3]	6-12-06	10,628	10,628	11,251

1[3]	6-12-06	10,731	10,731	11,251

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B, Class C, Class I, Class R1 and Class 1 shares, respectively, as of August 31, 2007. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Russell 2500 Value Index is an unmanaged index containing those securities in the Russell 2500 Index with a less-than-average growth orientation.

It is not possible to invest directly in an index. Index figures do not reflect sales charges, which would have resulted in lower values if they did.

1 NAV represents net asset value and POP represents public offering price.

2 No contingent deferred sales charge applicable.

3 For certain types of investors as described in the Fund’s Class I, Class R1 and Class 1 share prospectuses.

Value Opportunities Fund

7

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

■ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

■ Ongoing operating expenses including management fees, distribution and service fees (if applicable) and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on March 1, 2007, with the same investment held until August 31, 2007.

	Account value	Ending value	Expenses paid during period
	on 3-1-07	on 8-31-07	on 8-31-07[1]

Class A	$1,000.00	$944.10	$6.79

Class B	1,000.00	940.40	10.24

Class C	1,000.00	940.90	10.25

Class I	1,000.00	945.50	4.84

Class R1	1,000.00	942.20	8.54

Class 1	1,000.00	946.00	4.60

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at August 31, 2007 by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Value Opportunities Fund

8

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on March 1, 2007, with the same investment held until August 31, 2007. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during period
	on 3-1-07	on 8-31-07	on 8-31-07 [1]

Class A	$1,000.00	$1,018.15	$7.05

Class B	1,000.00	1,014.58	10.63

Class C	1,000.00	1,014.58	10.63

Class I	1,000.00	1,020.16	5.03

Class R1	1,000.00	1,016.34	8.87

Class 1	1,000.00	1,020.41	4.77

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.39%, 2.10%, 2.10%, 0.99%, 1.75% and 0.94% for Class A, Class B, Class C, Class I, Class R1 and Class 1, respectively, multiplied by the average account value over the period, multiplied by the number of days in the inception period/365 or 366 (to reflect the one-half year period).

Value Opportunities Fund

9

F I N A N C I A L  S T A T E M E N T S

Fund’s investments

Securities owned by the Fund on 8-31-07 (unaudited)

This schedule is divided into three main categories: common stocks, rights and short-term investments. Common stocks and rights are further broken down by industry group. Short-term investments, which represent the Fund’s cash position, are listed last.

Issuer	Shares	Value

Common stocks 95.12%		$21,436,939
(Cost $20,741,546)
Aerospace 0.67%		150,387

Alliant Techsystems, Inc. *	1,100	115,841

Curtiss-Wright Corp.	500	22,800

Woodward Governor Company	200	11,746

Air Freight 0.11%		23,980

ExpressJet Holdings, Inc. *	5,500	23,980

Apparel & Textiles 3.41%		767,861

Columbia Sportswear Company	2,200	131,824

Deckers Outdoor Corp. *	200	18,838

Jones Apparel Group, Inc.	5,800	111,302

Kellwood Company	1,300	25,610

K-Swiss, Inc., Class A	1,200	28,944

Liz Claiborne, Inc.	8,600	293,862

Oakley, Inc.	1,000	28,770

Perry Ellis International, Inc. *	800	21,832

Phillips-Van Heusen Corp.	400	23,292

The Warnaco Group, Inc. *	300	10,470

Timberland Company, Class A *	2,200	44,198

Wolverine World Wide, Inc.	1,100	28,919

Auto Parts 2.43%		546,762

American Axle & Manufacturing Holdings, Inc.	2,100	48,972

ArvinMeritor, Inc.	5,600	97,720

Autoliv, Inc.	2,200	126,214

BorgWarner, Inc.	1,300	109,850

CSK Auto Corp. *	1,600	21,152

O’Reilly Automotive, Inc. *	1,500	53,310

Superior Industries International, Inc.	200	3,976

TRW Automotive Holdings Corp. *	2,800	85,568

Auto Services 1.46%		329,670

AutoNation, Inc. *	11,200	212,576

Avis Budget Group, Inc. *	2,300	53,383

See notes to financial statements

Value Opportunities Fund

10

F I N A N C I A L  S T A T E M E N T S

Issuer	Shares	Value

Auto Services (continued)

Copart, Inc. *	1,500	$44,010

Lithia Motors, Inc., Class A	1,100	19,701

Automobiles 1.09%		246,700

Asbury Automotive Group, Inc.	2,900	62,698

Group 1 Automotive, Inc.	2,100	73,626

Penske Auto Group, Inc.	5,600	110,376

Banking 9.01%		2,029,429

AMCORE Financial, Inc.	300	8,034

Anchor BanCorp Wisconsin, Inc. (a)	1,200	31,608

Associated Banc-Corp.	4,200	118,482

Astoria Financial Corp.	3,100	80,817

BancFirst Corp.	200	9,018

BancorpSouth, Inc.	2,700	67,473

Bank of Hawaii Corp.	400	20,564

Banner Corp.	200	6,444

Chemical Financial Corp.	600	15,192

Chittenden Corp.	800	27,824

Citizens Banking Corp.	1,700	29,971

City National Corp.	1,700	121,363

Commerce Bancshares, Inc.	1,585	74,020

Corus Bankshares, Inc. (a)	1,300	17,368

Dime Community Bancorp, Inc.	800	10,904

Downey Financial Corp.	1,900	107,521

First BanCorp Puerto Rico (a)	900	9,045

First Citizens Bancshares, Inc.	100	17,725

First Horizon National Corp. (a)	6,100	187,148

First Indiana Corp.	600	18,552

FirstFed Financial Corp. *(a)	1,400	70,350

FirstMerit Corp. (a)	3,400	65,688

Flagstar Bancorp, Inc. (a)	3,900	47,970

Frontier Financial Corp.	600	14,748

Greater Bay Bancorp	2,100	59,115

Imperial Capital Bancorp, Inc. *	500	17,300

International Bancshares Corp.	440	10,129

MAF Bancorp, Inc.	1,200	64,428

New York Community Bancorp, Inc.	3,000	53,070

Old National Bancorp	800	12,704

Pacific Capital Bancorp (a)	2,200	55,484

Park National Corp.	100	9,092

Popular, Inc. (a)	4,800	59,232

TCF Financial Corp.	6,000	151,620

Trustmark Corp.	3,300	93,192

United Bankshares, Inc.	800	25,040

Valley National Bancorp (a)	1,365	30,985

See notes to financial statements

Value Opportunities Fund

11

F I N A N C I A L  S T A T E M E N T S

Issuer	Shares	Value

Banking (continued)

Washington Federal, Inc.	2,400	$63,696

Webster Financial Corp.	1,300	55,198

Westamerica Bancorp (a)	1,100	53,405

Whitney Holding Corp.	500	13,850

Wilmington Trust Corp.	600	24,060

Biotechnology 0.28%		62,666

Immucor, Inc. *	400	13,340

Pharmanet Development Group, Inc. *	400	11,520

Techne Corp. *	600	37,806

Broadcasting 0.42%		95,544

Belo Corp., Class A	2,700	46,548

Discovery Holding Company *	800	20,096

Westwood One, Inc.	10,000	28,900

Building Materials & Construction 0.30%		67,067

Dycom Industries, Inc. *	1,100	32,483

EMCOR Group, Inc. *	300	9,405

Lennox International, Inc.	700	25,179

Business Services 3.71%		836,156

ABM Industries, Inc.	2,200	51,436

CDI Corp.	500	14,300

Convergys Corp. *	3,300	55,275

Deluxe Corp.	6,000	228,120

FactSet Research Systems, Inc.	1,100	65,923

FTI Consulting, Inc. *	300	15,756

Insight Enterprises, Inc. *	2,100	49,812

Kelly Services, Inc., Class A	1,800	40,896

Manpower, Inc.	900	63,234

MAXIMUS, Inc.	400	17,112

Perot Systems Corp., Class A *	600	9,378

Pre-Paid Legal Services, Inc. *	400	22,076

R.H. Donnelley Corp. *	600	35,298

Resources Connection, Inc. *	900	27,000

ScanSource, Inc. *	600	16,620

Total Systems Services, Inc. (a)	2,700	74,898

Unisys Corp. *	2,800	20,636

Watson Wyatt Worldwide, Inc., Class A	600	28,386

Cable & Television 0.04%		9,331

LIN TV Corp. *	700	9,331

Cellular Communications 0.72%		161,875

Telephone & Data Systems, Inc.	2,500	161,875

Chemicals 2.68%		604,499

Albemarle Corp.	3,200	129,504

Ashland, Inc.	700	41,853

See notes to financial statements

Value Opportunities Fund

12

F I N A N C I A L  S T A T E M E N T S

Issuer	Shares	Value

Chemicals (continued)

Cabot Corp.	1,200	$48,408

Celanese Corp., Series A	600	21,552

Eastman Chemical Company	800	53,408

FMC Corp.	200	18,000

Hercules, Inc. *	1,300	27,066

Lubrizol Corp.	1,700	108,086

PolyOne Corp. *	500	4,015

Sensient Technologies Corp.	3,700	100,233

Sigma-Aldrich Corp.	700	31,360

Stepan Company	700	21,014

Colleges & Universities 1.25%		281,918

Career Education Corp. *	4,100	121,770

Corinthian Colleges, Inc. *	2,800	39,368

ITT Educational Services, Inc. *	1,100	120,780

Computers & Business Equipment 3.51%		791,818

Avocent Corp. *	1,000	29,520

CACI International, Inc., Class A *	600	30,612

CDW Corp. *	2,600	223,782

Diebold, Inc.	200	8,774

EMS Technologies, Inc. *	400	9,816

Ingram Micro, Inc., Class A *	9,500	186,580

Lexmark International, Inc. *	1,200	44,712

Tech Data Corp. *	5,000	194,950

Western Digital Corp. *	2,700	63,072

Construction Materials 0.55%		124,063

Louisiana-Pacific Corp. (a)	2,500	46,825

Simpson Manufacturing Company, Inc.	2,000	66,000

Standex International Corp.	300	7,509

Universal Forest Products, Inc.	100	3,729

Containers & Glass 0.90%		202,139

Bemis Company, Inc.	1,500	44,805

Greif, Inc., Class A	800	46,576

Sealed Air Corp.	1,600	42,320

Sonoco Products Company	1,900	68,438

Cosmetics & Toiletries 1.07%		242,102

Alberto-Culver Company	4,300	99,631

Chattem, Inc. *(a)	700	43,197

Estee Lauder Companies, Inc., Class A	1,300	54,067

International Flavors & Fragrances, Inc.	900	45,207

Crude Petroleum & Natural Gas 0.43%		96,382

Cimarex Energy Company	900	32,229

Pogo Producing Company	500	24,905

Unit Corp. *	800	39,248

See notes to financial statements

Value Opportunities Fund

13

F I N A N C I A L  S T A T E M E N T S

Issuer	Shares	Value

Drugs & Health Care 0.16%		$35,561

Invacare Corp.	800	18,536

Molina Healthcare, Inc. *	500	17,025

Electrical Equipment 0.15%		33,548

Anixter International, Inc. *	400	30,708

AZZ, Inc. *	100	2,840

Electrical Utilities 1.74%		391,582

Alliant Energy Corp.	700	26,516

CenterPoint Energy, Inc. (a)	4,900	79,478

CMS Energy Corp.	1,300	21,216

El Paso Electric Company *	500	11,160

Great Plains Energy, Inc.	900	25,506

Northeast Utilities	700	19,355

NSTAR	1,300	42,601

OGE Energy Corp.	700	23,604

Pepco Holdings, Inc.	800	22,304

Pinnacle West Capital Corp.	700	27,888

Reliant Energy, Inc. *	1,500	38,265

UIL Holding Corp.	400	12,396

Westar Energy, Inc.	1,700	41,293

Electronics 1.33%		299,026

Arrow Electronics, Inc. *	1,600	67,136

Avnet, Inc. *	3,600	141,516

Synopsys, Inc. *	1,600	43,712

Teleflex, Inc.	600	46,662

Energy 0.51%		116,039

Energen Corp.	1,200	64,440

Energy East Corp.	1,500	40,035

Headwaters, Inc. *	700	11,564

Financial Services 1.88%		423,461

A.G. Edwards, Inc.	600	50,148

American Capital Strategies, Ltd. (a)	1,800	74,322

AmeriCredit Corp. *	3,600	62,316

Federal Agricultural Mortgage Corp., Class C	600	19,560

Fulton Financial Corp.	2,000	29,400

Interactive Data Corp.	1,300	35,542

Irwin Financial Corp.	600	6,390

Janus Capital Group, Inc.	800	21,272

Knight Capital Group, Inc. *	400	5,496

MCG Capital Corp. (a)	1,400	20,328

MoneyGram International, Inc.	1,300	27,651

SEI Investments Company	2,800	71,036

See notes to financial statements

Value Opportunities Fund

14

F I N A N C I A L  S T A T E M E N T S

Issuer	Shares	Value

Food & Beverages 3.95%		$890,948

Chiquita Brands International, Inc. *	2,200	34,320

Corn Products International, Inc.	200	9,040

Dean Foods Company *	2,500	67,150

Del Monte Foods Company	2,400	25,296

Hormel Foods Corp.	600	21,378

J.M. Smucker Company	2,000	110,020

M & F Worldwide Corp. *	300	16,920

McCormick & Company, Inc.	1,200	43,008

Performance Food Group Company *	3,400	96,696

Pilgrim’s Pride Corp. (a)	900	36,531

Ralcorp Holdings, Inc. *	1,100	67,969

Sanderson Farms, Inc.	900	37,746

Seaboard Corp.	4	8,316

Smithfield Foods, Inc. *	2,100	68,733

Tyson Foods, Inc., Class A	11,500	247,825

Funeral Services 0.24%		54,990

Service Corp. International	4,500	54,990

Furniture & Fixtures 1.29%		289,612

American Woodmark Corp. (a)	1,000	30,170

Ethan Allen Interiors, Inc. (a)	2,000	67,200

Furniture Brands International, Inc. (a)	4,900	55,762

La-Z-Boy, Inc. (a)	4,000	38,560

Leggett & Platt, Inc.	4,800	97,920

Gas & Pipeline Utilities 0.28%		63,795

Nicor, Inc.	500	20,780

ONEOK, Inc.	700	32,795

UGI Corp.	400	10,220

Healthcare Products 1.59%		357,653

CONMED Corp. *	1,400	40,670

Cytyc Corp. *	600	25,644

IDEXX Laboratories, Inc. *	600	67,050

Owens & Minor, Inc.	2,800	111,720

Patterson Companies, Inc. *	1,900	69,882

Respironics, Inc. *	900	42,687

Healthcare Services 1.51%		340,813

AMERIGROUP Corp. *	1,300	41,171

Apria Healthcare Group, Inc. *	4,400	117,172

Kindred Healthcare, Inc. *	1,600	31,712

Lincare Holdings, Inc. *	2,200	79,178

Pediatrix Medical Group, Inc. *	1,200	71,580

Homebuilders 1.83%		413,458

Centex Corp.	1,100	31,801

KB Home (a)	3,200	97,088

See notes to financial statements

Value Opportunities Fund

15

F I N A N C I A L  S T A T E M E N T S

Issuer	Shares	Value

Homebuilders (continued)

Lennar Corp., Class A (a)	400	$11,308

M.D.C. Holdings, Inc.	3,100	137,919

M/I Homes, Inc. (a)	1,800	32,814

Toll Brothers, Inc. *	4,800	102,528

Hotels & Restaurants 2.33%		524,644

Ameristar Casinos, Inc.	300	8,673

Applebee’s International, Inc.	2,200	54,582

Bob Evans Farms, Inc.	300	10,011

Brinker International, Inc.	2,700	77,868

CBRL Group, Inc.	1,800	67,356

CEC Entertainment, Inc. *	1,500	46,050

Jack in the Box, Inc. *	2,000	124,440

O’Charley’s, Inc.	1,900	30,932

RARE Hospitality International, Inc. *	1,600	60,432

Ruby Tuesday, Inc.	2,000	44,300

Household Products 1.78%		401,861

Blyth, Inc.	4,400	98,384

Church & Dwight, Inc.	600	26,958

Energizer Holdings, Inc. *	2,000	211,860

Tupperware Brands Corp.	2,100	64,659

Industrial Machinery 0.96%		217,022

AGCO Corp. *	1,200	51,840

Cascade Corp.	600	44,166

Crane Company	700	31,353

NACCO Industries, Inc., Class A	100	11,847

Pall Corp.	1,600	61,008

Tennant Company	400	16,808

Industrials 0.05%		10,956

Lawson Products, Inc.	300	10,956

Insurance 12.90%		2,908,163

Alfa Corp.	700	12,460

Alleghany Corp. *	100	41,200

American Financial Group, Inc.	4,100	115,620

American National Insurance Company	200	25,210

Axis Capital Holdings, Ltd.	300	10,830

Brown & Brown, Inc.	2,000	53,840

Commerce Group, Inc.	6,600	210,408

Conseco, Inc. *	700	9,842

Donegal Group, Inc.	400	6,012

Erie Indemnity Company, Class A	1,400	78,246

FBL Financial Group, Inc., Class A	600	23,478

First American Corp.	5,100	213,333

Great American Financial Resources, Inc.	600	14,616

Harleysville Group, Inc.	300	9,678

See notes to financial statements

Value Opportunities Fund

16

F I N A N C I A L  S T A T E M E N T S

Issuer	Shares	Value

Insurance (continued)

HCC Insurance Holdings, Inc.	1,700	$46,937

Hilb, Rogal and Hamilton Company	500	23,350

Horace Mann Educators Corp.	500	9,670

Kansas City Life Insurance Company	200	8,964

LandAmerica Financial Group, Inc. (a)	1,500	83,085

Markel Corp. *	300	142,698

Mercury General Corp.	2,200	115,896

MGIC Investment Corp.	1,200	36,192

National Western Life Insurance Company, Class A *	200	51,800

Nationwide Financial Services, Inc., Class A	3,100	165,912

Odyssey Re Holdings Corp.	2,300	83,306

Old Republic International Corp.	10,100	183,719

Philadelphia Consolidated Holding Corp. *	3,400	136,068

PMI Group, Inc.	4,100	129,888

Presidential Life Corp.	500	8,650

Protective Life Corp.	2,100	87,780

Radian Group, Inc.	2,400	42,336

Reinsurance Group of America, Inc.	3,800	206,378

RLI Corp.	800	48,120

Safety Insurance Group, Inc.	1,300	44,382

Selective Insurance Group, Inc.	1,400	29,540

Stancorp Financial Group, Inc.	2,000	94,200

Stewart Information Services Corp.	2,100	77,826

Transatlantic Holdings, Inc.	1,900	134,577

Triad Guaranty, Inc. *	2,100	35,133

Unitrin, Inc.	400	18,184

Zenith National Insurance Corp.	900	38,799

Internet Software 0.13%		28,600

McAfee, Inc. *	800	28,600

Investment Companies 0.03%		6,196

KKR Financial Holdings LLC	400	6,196

Leisure Time 0.70%		157,900

Brunswick Corp.	4,000	100,600

Polaris Industries, Inc. (a)	1,200	57,300

Life Sciences 0.53%		118,983

PerkinElmer, Inc.	1,200	32,892

Pharmaceutical Product Development, Inc.	700	24,521

Waters Corp. *	1,000	61,570

Liquor 0.16%		35,784

Molson Coors Brewing Company, Class B	400	35,784

Manufacturing 0.95%		213,406

AptarGroup, Inc.	1,700	61,761

Lancaster Colony Corp.	600	24,402

See notes to financial statements

Value Opportunities Fund

17

F I N A N C I A L  S T A T E M E N T S

Issuer	Shares	Value

Manufacturing (continued)

Snap-on, Inc.	500	$24,490

SPX Corp.	700	63,035

Stanley Works	700	39,718

Medical — Hospitals 0.48%		108,414

Health Management Associates, Inc., Class A	3,500	23,835

Lifepoint Hospitals, Inc. *	1,200	33,720

Tenet Healthcare Corp. *	4,100	13,899

Universal Health Services, Inc., Class B	700	36,960

Metal & Metal Products 0.97%		218,994

Commercial Metals Company	800	23,112

Matthews International Corp., Class A	600	25,884

Mueller Industries, Inc.	1,100	38,104

Quanex Corp.	1,700	73,627

Reliance Steel & Aluminum Company	1,100	58,267

Mining 0.17%		38,135

Cleveland-Cliffs, Inc.	500	38,135

Mobile Homes 0.45%		101,177

Thor Industries, Inc.	2,300	101,177

Newspapers 0.15%		34,740

Lee Enterprises, Inc.	2,000	34,740

Office Furnishings & Supplies 0.55%		124,104

OfficeMax, Inc.	1,500	53,280

United Stationers, Inc. *	1,200	70,824

Paper 0.41%		92,477

Rock-Tenn Company, Class A	1,100	31,889

Temple-Inland, Inc.	1,100	60,588

Petroleum Services 0.66%		148,504

Tesoro Petroleum Corp.	1,800	88,794

Tidewater, Inc.	500	32,725

World Fuel Services Corp.	700	26,985

Pharmaceuticals 1.02%		229,270

Endo Pharmaceutical Holdings, Inc. *	600	19,128

King Pharmaceuticals, Inc. *	11,600	174,348

Par Pharmaceutical Companies, Inc. *	400	8,956

Watson Pharmaceuticals, Inc. *	900	26,838

Publishing 0.83%		188,030

American Greetings Corp., Class A	500	12,370

Scholastic Corp. *	1,100	37,488

The New York Times Company, Class A (a)	5,000	109,900

Valassis Communications, Inc. *(a)	3,100	28,272

Real Estate 2.36%		532,765

Annaly Capital Management, Inc., REIT	10,000	140,900

Anthracite Capital, Inc., REIT	2,800	25,368

See notes to financial statements

Value Opportunities Fund

18

F I N A N C I A L  S T A T E M E N T S

Issuer	Shares	Value

Real Estate (continued)

Anworth Mortgage Asset Corp., REIT	1,900	$10,222

Avatar Holdings, Inc. *	100	6,078

Entertainment Properties Trust, REIT	800	38,272

Inland Real Estate Corp., REIT	600	9,288

iStar Financial, Inc., REIT	1,900	69,540

MFA Mortgage Investments, Inc., REIT	1,900	14,725

Newcastle Investment Corp., REIT	2,200	36,608

Redwood Trust, Inc., REIT (a)	2,600	97,058

Senior Housing Properties Trust, REIT	400	8,136

Thornburg Mortgage, Inc., REIT (a)	6,500	76,570

Retail Grocery 1.97%		444,021

Ingles Markets, Inc.	1,900	57,209

Nash Finch Company (a)	1,800	67,518

Ruddick Corp.	1,500	48,870

SUPERVALU, Inc.	5,600	236,040

Weis Markets, Inc.	800	34,384

Retail Trade 8.17%		1,841,722

99 Cents Only Stores *	700	8,645

Advance Auto Parts, Inc.	1,500	53,340

American Eagle Outfitters, Inc.	2,000	51,660

Big Lots, Inc. *	3,100	92,287

BJ’s Wholesale Club, Inc. *	3,600	126,000

Borders Group, Inc. (a)	400	6,000

Chico’s FAS, Inc. *	1,500	23,970

Dillard’s, Inc., Class A	400	9,496

Dollar Tree Stores, Inc. *	8,200	356,290

Family Dollar Stores, Inc.	5,100	149,328

Foot Locker, Inc.	2,800	46,788

Fossil, Inc. *	3,500	117,285

Jo-Ann Stores, Inc. *	400	9,000

Longs Drug Stores Corp.	600	31,638

Pacific Sunwear of California, Inc. *	3,100	43,431

RadioShack Corp.	4,000	95,080

Regis Corp.	2,500	82,525

Rent-A-Center, Inc. *	4,900	94,178

Rite Aid Corp. *(a)	21,700	110,019

Ross Stores, Inc.	1,500	41,745

Saks, Inc. *	1,200	19,404

Sonic Automotive, Inc.	2,800	74,480

Talbots, Inc. (a)	800	17,024

The Buckle, Inc.	600	22,446

The Men’s Wearhouse, Inc.	300	15,204

Tiffany & Company	1,000	51,330

Tuesday Morning Corp. (a)	400	4,220

See notes to financial statements

Value Opportunities Fund

19

F I N A N C I A L  S T A T E M E N T S

Issuer	Shares	Value

Retail Trade (continued)

Tween Brands, Inc. *	400	$11,800

Williams-Sonoma, Inc. (a)	1,100	36,663

Zale Corp. *	1,800	40,446

Semiconductors 0.39%		87,227

Intersil Corp., Class A	400	13,328

Novellus Systems, Inc. *	2,700	73,899

Software 0.77%		172,676

Citrix Systems, Inc. *	1,200	43,620

Compuware Corp. *	7,000	56,770

EPIQ Systems, Inc. *	900	14,607

Manhattan Associates, Inc. *	800	23,104

Sybase, Inc. *	1,500	34,575

Steel 0.34%		77,378

Schnitzer Steel Industries, Inc.	600	35,058

Worthington Industries, Inc. (a)	2,000	42,320

Telecommunications Equipment & Services 0.58%		131,109

ADC Telecommunications, Inc. *	600	10,980

Plantronics, Inc.	1,800	51,120

Polycom, Inc. *	1,500	45,465

Premiere Global Services, Inc. *	1,800	23,544

Telephone 0.97%		218,256

Atlantic Tele-Network, Inc.	500	16,740

CenturyTel, Inc.	4,200	201,516

Tires & Rubber 0.55%		124,016

Cooper Tire & Rubber Company	1,000	24,440

Goodyear Tire & Rubber Company *	3,600	99,576

Tobacco 0.37%		82,811

Schweitzer Mauduit International, Inc.	400	9,116

Universal Corp.	1500	73,695

Toys, Amusements & Sporting Goods 0.71%		159,081

Hasbro, Inc.	4,600	129,766

Jakks Pacific, Inc. *	500	11,235

Marvel Entertainment, Inc. *	800	18,080

Transportation 0.62%		139,371

Horizon Lines, Inc.	400	11,284

Overseas Shipholding Group, Inc.	1,500	107,100

Saia, Inc. *	500	9,395

Teekay Shipping Corp.	200	11,592

Trucking & Freight 0.61%		138,311

Arkansas Best Corp.	1,600	57,440

Werner Enterprises, Inc.	1,200	22,332

YRC Worldwide, Inc. *	1,900	58,539

See notes to financial statements

Value Opportunities Fund

20

F I N A N C I A L  S T A T E M E N T S

Issuer	Rights	Value

Rights 0.00%		$84
(Cost $836,000)
Investment companies 0.00%		84

KKR Financial Holding LLC Expiration Date: 09/11/2007,
Strike price: $14.40	78	84

	Principal
Issuer, description, maturity date	amount	Value

Short-term investments 12.95%		$2,917,848
(Cost $2,917,848)
Repurchase Agreement 4.40%		992,000

Repurchase Agreement with State Street Corp. dated 08-31-07 at
4.60% to be repurchased at $992,507 on 09-04-07,
collateralized by $1,050,000 Federal Home Loan Mortgage Corp.,
4.00%, due 06-12-13 (valued at $1,013,250, including interest)	$992,000	992,000
	Shares
Cash Equivalents 8.55%		1,925,848

John Hancock Cash Investment Trust (c)	1,925,848	1,925,848

Total investments (Cost $24,495,394) 108.07%		$24,354,871

Other assets in excess of liabilities (8.07%)		(1,818,309)

Total net assets 100.00%		$22,536,562

Percentages are stated as a percent of net assets.

REIT Real Estate Investment Trust

* Non-income-producing.

(a) All or a portion of this security was out on loan.

(c) Investment is an affiliate of the Trust’s adviser or subadviser.

See notes to financial statements

Value Opportunities Fund

21

F I N A N C I A L  S T A T E M E N T S

Financial statements

Statement of assets and liabilities 8-31-07 (unaudited)

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments in unaffiliated issuers, at value (cost $21,577,546)
including $1,888,086 of securities loaned (Note 2)	$21,437,023
Repurchase agreement, at value (cost $992,000)	992,000
Investments in affiliated issuers, at value (cost $1,925,848)	1,925,848
Total investments, at value (cost $24,495,394)	24,354,871
Cash	128
Cash collateral at broker for futures contracts	41,280
Receivable for fund shares sold	23,316
Dividends and interest receivable	31,290
Receivable for futures variation margin	7,957
Receivable due from adviser	46,603
Other assets	9,185
Total assets	24,514,630

Liabilities

Payable for fund shares repurchased	12,515
Payable upon return of securities loaned (Note 2)	1,925,848
Payable to affiliates
Fund administration fees	202
Transfer agent fees	895
Distribution and service fees	347
Other payables and accrued expenses	38,261
Total liabilities	1,978,068

Net assets

Capital paid-in	$21,820,807
Accumulated undistributed net realized gain on investments and futures contracts	837,024
Net unrealized depreciation on investments and futures contracts	(154,919)
Accumulated net investment income	33,650
Net assets	$22,536,562

Net asset value per share

Based on net asset valued and shares outstanding — the Fund has an unlimited number of shares authorized with no par value.
Class A ($19,780,106 ÷ 936,933)	$21.11
Class B ($390,484 ÷ 18,593)[1]	$21.00
Class C ($1,528,215 ÷ 72,746)[1]	$21.01
Class I ($289,166 ÷ 13,657)	$21.17
Class R1 ($127,811 ÷ 6,078)	$21.03
Class 1 ($420,780 ÷ 19,865)	$21.18

Maximum offering price per share

Class A2 ($21.11 ÷ 95%)	$22.22

1 Redemption price is equal to the net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements

Value Opportunities Fund

22

F I N A N C I A L  S T A T E M E N T S

Statement of operations For the period ended 8-31-071 (unaudited)

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends	$177,565
Interest	23,958
Securities lending	2,385
Less foreign taxes withheld	(6)
Total investment income	203,902

Expenses

Investment management fees (Note 3)	94,700
Distribution and service fees (Note 3)	41,757
Transfer agent fees (Note 3)	9,553
Fund administration fees (Note 3)	3,300
Audit and legal fees	52,971
Blue sky fees (Note 3)	47,248
Custodian fees	28,500
Registration and filing fees	12,539
Printing and postage fees (Note 3)	5,561
Trustees’ fees (Note 3)	661
Miscellaneous	166
Total expenses	296,956
Less expense reductions (Note 3)	(126,704)
Net expenses	170,252
Net investment income	33,650

Realized and unrealized gain (loss)

Net realized gain on
Investments	522,506
Futures contracts	28,305
550,811
Change in net unrealized depreciation of
Investments	(1,958,376)
Futures contracts	(11,436)
(1,969,812)
Net realized and unrealized loss	(1,419,001)
Decrease in net assets from operations	($1,385,351)

1 Semiannual period from 3-1-07 to 8-31-07.

See notes to financial statements

Value Opportunities Fund

23

F I N A N C I A L  S T A T E M E N T S

Statement of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Period	Period
	ended1	ended2
	2-28-07	8-31-07

Increase (decrease) in net assets

From operations
Net investment income	$60,627	$33,650
Net realized gain	437,545	550,811
Change in net unrealized appreciation (depreciation)	1,814,893	(1,969,812)
Increase (decrease) in net assets resulting from operations	2,313,065	(1,385,351)
Distributions to shareholders
From net investment income
Class A	(70,959)	—
Class B	(135)	—
Class C	(747)	—
Class I	(1,369)	—
Class R1	(372)	—
Class 1	(880)	—
From net realized gain
Class A	(135,189)	—
Class B	(1,747)	—
Class C	(9,633)	—
Class I	(1,755)	—
Class R1	(807)	—
Class 1	(1,083)	—
Total distributions	(224,676)	—
From Fund share transactions	20,103,746	1,729,778
Total increase	22,192,135	344,427

Net assets

Beginning of period	—	22,192,135
End of period[3]	$22,192,135	$22,536,562

1 Period from 6-12-06 (commencement of operations) to 2-28-07.

2 Semiannual period from 3-1-07 to 8-31-07. Unaudited.

3 Includes accumulated net investment income of $0 and $33,650.

See notes to financial statements

Value Opportunities Fund

24

F I N A N C I A L  S T A T E M E N T S

Financial highlights

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES

Period ended	2-28-07[1]	8-31-07[2]

Per share operating performance

Net asset value, beginning of period	$20.00	$22.36
Net investment income[3]	0.07[4]	0.04
Net realized and unrealized
gain (loss) on investments	2.53	(1.29)
Total from investment operations	2.60	(1.25)
Less distributions
From net investment income	(0.08)	—
From net realized gain	(0.16)	—
	(0.24)	—
Net asset value, end of period	$22.36	$21.11
Total return[5,6,7] (%)	13.06	(5.59)

Ratios and supplemental data

Net assets, end of period
(in millions)	$20	$20
Ratio of net expenses to average
net assets[8] (%)	1.38	1.39
Ratio of gross expenses to average
net assets[8,9] (%)	2.13	2.15
Ratio of net investment income
to average net assets[8] (%)	0.47[4]	0.33
Portfolio turnover[7] (%)	30	31

See notes to financial statements

Value Opportunities Fund

25

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS B SHARES

Period ended	2-28-07[1]	8-31-07[2]

Per share operating performance

Net asset value, beginning of period	$20.00	$22.33
Net investment loss[3]	(0.01)[4]	(0.04)
Net realized and unrealized
gain (loss) on investments	2.51	(1.29)
Total from investment operations	2.50	(1.33)
Less distributions
From net investment income	(0.01)	—
From net realized gain	(0.16)	—
	(0.17)	—
Net asset value, end of period	$22.33	$21.00
Total return[5,6,7] (%)	12.54	(5.96)

Ratios and supplemental data

Net assets, end of period
(in millions)	—[10]	—[10]
Ratio of net expenses to average
net assets[8] (%)	2.08	2.09
Ratio of gross expenses to average
net assets[8,9] (%)	11.31	7.61
Ratio of net investment loss
to average net assets[8] (%)	(0.07)[4]	(0.36)
Portfolio turnover[7] (%)	30	31

See notes to financial statements

Value Opportunities Fund

26

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS C SHARES

Period ended	2-28-07[1]	8-31-07[2]

Per share operating performance

Net asset value, beginning of period	$20.00	$22.33
Net investment loss[3]	(0.01)[4]	(0.04)
Net realized and unrealized
gain (loss) on investments	2.51	(1.28)
Total from investment operations	2.50	(1.32)
Less distributions
From net investment income	(0.01)	—
From net realized gain	(0.16)	—
	(0.17)	—
Net asset value, end of period	$22.33	$21.01
Total return[5,6,7] (%)	12.54	(5.91)

Ratios and supplemental data

Net assets, end of period
(in millions)	$1	$2
Ratio of net expenses to average
net assets[8] (%)	2.08	2.09
Ratio of gross expenses to average
net assets[8,9] (%)	5.09	4.03
Ratio of net investment loss
to average net assets[8] (%)	(0.07)[4]	(0.37)
Portfolio turnover[7] (%)	30	31

See notes to financial statements

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27

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS I SHARES

Period ended	2-28-07[1]	8-31-07[2]

Per share operating performance

Net asset value, beginning of period	$20.00	$22.39
Net investment income[3]	0.15[4]	0.08
Net realized and unrealized
gain (loss) on investments	2.53	(1.30)
Total from investment operations	2.68	(1.22)
Less distributions
From net investment income	(0.13)	—
From net realized gain	(0.16)	—
	(0.29)	—
Net asset value, end of period	$22.39	$21.17
Total return[5,6,7] (%)	13.42	(5.45)

Ratios and supplemental data

Net assets, end of period
(in millions)	—[10]	—[10]
Ratio of net expenses to average
net assets[8] (%)	0.99	0.99
Ratio of gross expenses to average
net assets[8,9] (%)	12.63	7.88
Ratio of net investment income
to average net assets[8] (%)	0.96[4]	0.74
Portfolio turnover[7] (%)	30	31

See notes to financial statements

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28

F I N A N C I A L S T A T E M E N T S

Financial highlights

CLASS R1 SHARES

Period ended	2-28-07[1]	8-31-07[2]

Per share operating performance

Net asset value, beginning of period	$20.00	$22.32
Net investment income[3]	0.02[4]	—[11]
Net realized and unrealized
gain (loss) on investments	2.53	(1.29)
Total from investment operations	2.55	(1.29)
Less distributions
From net investment income	(0.07)	—
From net realized gain	(0.16)	—
	(0.23)	—
Net asset value, end of period	$22.32	$21.03
Total return[5,6,7] (%)	12.80	(5.78)

Ratios and supplemental data

Net assets, end of period
(in millions)	—[10]	—[10]
Ratio of net expenses to average
net assets[8] (%)	1.73	1.74
Ratio of gross expenses to average
net assets[8,9] (%)	21.69	17.53
Ratio of net investment income
(loss) to average net assets [8] (%)	0.12[4]	(0.01)
Portfolio turnover[7] (%)	30	31

See notes to financial statements

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29

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS 1 SHARES

Period ended	2-28-07[1]	8-31-07[2]

Per share operating performance

Net asset value, beginning of period	$20.00	$22.39
Net investment income[3]	0.14[4]	0.09
Net realized and unrealized
gain (loss) on investments	2.54	(1.30)
Total from investment operations	2.68	(1.21)
Less distributions
From net investment income	(0.13)	—
From net realized gain	(0.16)	—
	(0.29)	—
Net asset value, end of period	$22.39	$21.18
Total return[5,6,7] (%)	13.44	(5.40)

Ratios and supplemental data

Net assets, end of period
(in millions)	—[10]	—[10]
Ratio of net expenses to average
net assets[8] (%)	0.94	0.94
Ratio of gross expenses to average
net assets[8,9] (%)	1.67	1.79
Ratio of net investment income
to average net assets[8] (%)	0.89[4]	0.83
Portfolio turnover[7] (%)	30	31

1 Class A, Class B, Class C, Class I, Class R1 and Class 1 shares began operations on 6-12-06.

2 Semiannual period from 3-1-07 to 8-31-07. Unaudited.

3 Based on the average of the shares outstanding.

4 Net investment income (loss) per share and ratio of net investment income (loss) to average net assets reflects a special dividend received by the Fund which amounted to the following amounts:

		Percentage
		of average
	Per share	net assets

Class A	$0.02	0.09%

Class B	0.02	0.10

Class C	0.02	0.10

Class I	0.02	0.10

Class R1	0.02	0.09

Class 1	0.02	0.09

5 Assumes dividend reinvestment.

6 Total returns would have been lower had certain expenses not been reduced during the periods shown.

7 Not annualized.

8 Annualized.

9 Does not take into consideration expense reductions during the periods shown.

10 Less than $500,000.

11 Net investment loss is less than $0.01 per share.

See notes to financial statements

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30

Notes to financial statements (unaudited)

1. Organization

John Hancock Value Opportunities Fund (the Fund) is a newly organized non-diversified series of John Hancock Funds III (the Trust). The Trust was established as a Massachusetts business trust on June 9, 2005. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end investment management company. The investment objective of the Fund is to seek long-term capital growth.

John Hancock Life Insurance Company of New York (John Hancock New York) is a wholly owned subsidiary of John Hancock Life Insurance Company (U.S.A.) (John Hancock USA). John Hancock USA and John Hancock New York are indirect wholly owned subsidiaries of The Manufacturers Life Insurance Company (Manulife), which in turn is a wholly owned subsidiary of Manulife Financial Corporation (MFC), a publicly traded company. MFC and its subsidiaries are known collectively as “Manulife Financial.”

John Hancock Investment Management Services, LLC (the Adviser), a Delaware limited liability company controlled by John Hancock USA, serves as investment adviser for the Trust and John Hancock Funds, LLC (the Distributor), a Delaware limited liability company, an affiliate of the Adviser, serves as principal underwriter.

The Board of Trustees has authorized the issuance of multiple classes of shares of the Fund, including classes designated as Class A, Class B, Class C, Class I, Class R1, Class 1, Class 3 and Class NAV shares. The shares of each class represent an interest in the same portfolio of investments of the Fund, and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Board of Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class that bear distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan. Class B shares will convert to Class A shares eight years after purchase.

Class 1 shares are sold only to certain exempt separate accounts of John Hancock USA and John Hancock New York.

The Adviser and other affiliates of John Hancock USA owned 733,141, 5,065, 5,054 and 5,066 shares of beneficial interest of Class A, Class I, Class R1 and Class 1, respectively, of the Fund on August 31, 2007.

2. Significant accounting policies

In the preparation of the financial statements, the Fund follows the policies described below. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

Security valuation

The net asset value of the Class A, Class B, Class C, Class I, Class R1 and Class 1 shares of the Fund is determined daily as of the close of the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. Short-term debt instruments with remaining maturities of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. Investments in John Hancock Cash Investment Trust (JHCIT), an affiliate of the John Hancock Advisers, LLC (JHA), a wholly owned subsidiary of John Hancock Financial Services,

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31

Inc., a subsidiary of MFC are valued at their net asset value each business day. All other securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on a principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities traded only in the over-the counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Securities for which there are no such quotations, principally debt securities, are valued based on the valuation provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Other assets and securities for which no such quotations are readily available are valued at their fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of a Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will then be valued at their fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Repurchase agreements

The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement through its custodian, it receives delivery of securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is generally at least 102% of the repurchase amount. The Fund will take constructive receipt of all securities underlying the repurchase agreements it has entered into until such agreements expire. If the seller defaults, the Fund would suffer a loss to the extent that proceeds from the sale of underlying securities were less than the repurchase amount. The Fund may enter into repurchase agreements maturing within seven days with domestic dealers, banks or other financial institutions deemed to be creditworthy by the Adviser. Collateral for certain tri-party repurchase agreements is held at the custodian bank in a segregated account for the benefit of the Fund and the counterparty.

Security transactions and related investment income

Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date. Foreign dividends are recorded on the ex-date or when the Fund becomes aware of the dividends from cash collections. Discounts/ premiums are accreted/amortized for financial reporting purposes. Non-cash dividends are recorded at the fair market value of the securities received. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful, based upon consistently applied procedures.

From time to time, the Fund may invest in Real Estate Investment Trusts (REITs) and as a result, will estimate the components of distributions from these securities. Distributions from REITs received in excess of income are recorded as a reduction of cost of investments and/or as a realized gain.

The Fund uses the First In, First Out method for fixed income securities and Highest Cost,

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32

First Out for all other securities for determining realized gain or loss on investments for both financial and federal income tax reporting purposes.

Multi-class allocations

All income, expenses (except for class-specific expenses) and realized and unrealized gains (losses) are allocated to each class of shares based upon the relative net assets of each class. Dividends to shareholders from net investment income are determined at a class level and distributions from capital gains are determined at a Fund level.

Expense allocation

Expenses are allocated based on the relative share of net assets of the Fund at the time the expense was incurred. Class-specific expenses, such as distribution (Rule 12b-1) fees, are accrued daily and charged directly to the respective share classes.

Securities lending

The Fund may lend securities in amounts up to 33 1 / 3 % of the Fund’s total assets. Such loans are callable at any time and are at all times fully secured by cash, cash equivalents or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities and marked-to-market on a daily basis. The Fund may bear the risk of delay in recovery of, or even of rights in, the securities loaned should the borrower of the securities fail financially.

The Fund receives compensation for lending their securities either in the form of fees and/or by retaining a portion of interest on the investment of any cash received as collateral. The Fund invests in cash collateral received in connection with securities lending transactions in JHCIT, a Delaware common law trust and an affiliated fund. JHCIT is exempt from registration under Section 3(c)(7) of the 1940 Act (pursuant to exemptive order issued by the SEC) and is managed by the Adviser, for which the Adviser receives an investment advisory fee of 0.04% of the average daily net assets of the JHCIT.

All collateral received will be in an amount equal to at least 100% of the market value of the loaned securities and is intended to be maintained at that level during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund the next business day. During the loan period, the Fund continues to retain rights of ownership, including dividends and interest of the loaned securities. As of August 31, 2007, the Fund loaned securities having a market value of $1,888,086 collateralized by cash invested in securities in the amount of $1,925,848.

Futures

The Fund may purchase and sell financial futures contracts and options on those contracts. The Fund invests in contracts based on financial instruments such as U.S. Treasury Bonds or Notes or on securities indices such as the Standard & Poor’s 500 Index, in order to hedge against a decline in the value of securities owned by the Fund.

Initial margin deposits required upon entering into futures contracts are satisfied by the delivery of specific securities or cash as collateral to the broker (the Funds’ agent in acquiring the futures position). If the position is closed out by taking an opposite position prior to the settlement date of the futures contract, a final determination of variation margin is made, cash is required to be paid to or released by the broker and the Fund realizes a gain or loss.

When the Fund sells a futures contract based on a financial instrument, the Fund becomes obligated to deliver that kind of instrument at an agreed upon date for a specified price. The Fund realizes a gain or loss depending on whether the price of an offsetting purchase is less or more than the price of the initial sale or on whether the price of an offsetting sale is more or less than the price of the initial purchase. The Fund could be exposed to risks if it could not close out futures positions because of an illiquid secondary market or the inability of counterparties to meet the terms of their contracts. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

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33

The following is a summary of open futures contracts on August 31, 2007:

				UNREALIZED
	NUMBER OF			APPRECIATION
OPEN CONTRACTS	CONTRACTS	POSITION	EXPIRATION	(DEPRECIATION)

Russell 2000 E-mini
Index Futures	4	Long	Sep 2007	($14,663)
S&P Mid 400 E-mini
Index Futures	4	Long	Sep 2007	$267
				($14,396)

Federal income taxes

The Fund qualifies as a “regulated investment company” by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income. Therefore, no federal income tax provision is required.

New accounting pronouncements

In June 2006, Financial Accounting Standards Board (FASB) Interpretation No. 48, Accounting for Uncertainty in Income Taxes (the Interpretation) was issued, and is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. This Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return, and requires certain expanded disclosures. Management has evaluated the application of this Interpretation to the Fund and does not believe there is a material impact resulting from the adoption of this Interpretation on the Fund’s financial statements.

In September 2006, FASB Standard No. 157, Fair Value Measurements (FAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishing a framework for measuring fair value and expands disclosure about fair value measurements. Management is currently evaluating the application of FAS 157 to the Fund and its impact, if any, resulting from the adoption of FAS 157 on the Fund’s financial statements.

Distribution of income and gains

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. During the year ended February 28, 2007, the tax character of distributions paid was as follows: ordinary income $164,683 and long-term capital gains $59,993. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Capital accounts

The Fund reports the undistributed net investment income and accumulated undistributed net realized gain (loss) accounts on a basis approximating amounts available for future tax distributions (or to offset future taxable realized gains when a capital loss carryforward is available). Accordingly, the Fund may periodically make reclassifications among certain capital accounts without affecting its net asset value.

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34

3. Investment advisory and other agreements Advisory fees

The Trust has entered into an Investment Advisory Agreement with the Adviser. The Adviser is responsible for managing the corporate and business affairs of the Trust and for selecting and compensating subadvisers to handle the investment of the assets of the Fund, subject to the supervision of the Trust’s Board of Trustees. Under the Advisory Agreement, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.80% of the first $500,000,000 of the Fund’s aggregate daily net assets; (b) 0.78% of the next $500,000,000 of the Fund’s aggregate daily net assets; (c) 0.77% of the next $1,500,000,000 of the Fund’s aggregate daily net assets; and (d) 0.76% of the Fund’s aggregate daily net assets in excess of $2,500,000,000. Aggregate net assets include the net assets of the Fund and Value Opportunities Trust, a series of John Hancock Trust and the Value Opportunities Fund, a series of John Hancock Funds II. The Adviser has a subadvisory agreement with Grantham, Mayo, Van Otterloo & Co. LLC. The Fund is not responsible for payment of the subadvisory fees.

Expense reimbursements

The Adviser has agreed contractually to reimburse for certain fund level expenses that exceed 0.09% of the average annual net assets, or to make a payment to a specific class of shares of the Fund in an amount equal to the amount by which the expenses attributable to such class of shares (excluding taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business and fees under any agreement or plans of the Fund dealing with services for shareholders and others with beneficial interests in shares of the Fund) exceed the percentage of average annual net assets (on an annualized basis) attributable as follows: 1.39% for Class A, 2.09% for Class B, 2.09% for Class C, 0.99% for Class I, 1.49% for Class R1 and 0.94% for Class 1. Accordingly, the expense reductions related to this expense limitation amounted to $79,139, $10,699, $15,089, $10,512, $9,914 and $1,351 for Class A, Class B, Class C, Class I, Class R1 and Class 1, respectively, for the period ended August 31, 2007. This expense reimbursement shall continue in effect until June 30, 2008 and thereafter until terminated by the Adviser on notice to the Trust.

Administration fees

The Fund has an agreement with the Adviser that requires the Fund to reimburse the Adviser for all expenses associated with providing the administrative, financial, accounting and recordkeeping services of the Fund, including the preparation of all tax returns, annual, semiannual and periodic reports to shareholders and the preparation of all regulatory reports. These expenses are allocated based on the relative net assets of each class. The compensation for the period amounted to $3,300 with an effective rate of 0.03% of the Fund’s average daily net assets.

Distribution plan

The Trust has a Distribution Agreement with the Distributor. The Fund has adopted Distribution Plans with respect to Class A, Class B, Class C, Class R1 and Class 1, pursuant to Rule 12b-1 under the 1940 Act, to reimburse the Distributor for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to the Distributor at an annual rate not to exceed 0.30%, 1.00%, 1.00%, 0.50% and 0.05% of average daily net asset value of Class A, Class B, Class C, Class R1 and Class 1, respectively. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of Financial Industry Regulatory Authority (formerly the National Association of Securities Dealers). Under the Conduct Rules, curtailment of a portion of the Fund’s 12b-1 payments could occur under certain circumstances. In addition, under a Service Plan for Class R1 shares, the Fund pays up to 0.25% of Class R1 average daily net asset value for certain other services.

Sales charges

Class A shares are assessed up-front sales charges of up to 5.00% of net asset value of such shares. During the period ended August 31, 2007, the Fund was informed that the Distributor received net up-front sales charges of $33,817 with regard to sales of Class A shares. Of this amount, $3,570 was retained and used for printing prospectuses,

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35

advertising, sales literature and other purposes, $30,230 was paid as sales commissions to unrelated brokerdealers and $17 was paid as sales commissions to sales personnel of Signator Investors, Inc. (Signator Investors), a related broker-dealer and indirect subsidiary of MFC.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge (CDSC) at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to the Distributor and are used, in whole or in part, to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the period ended August 31, 2007, CDSCs received by JH Funds amounted to $538 for Class B shares and $710 for Class C shares.

Transfer agent fees

The Fund has a Transfer Agency Agreement with John Hancock Signature Services, Inc. (Signature Services), an indirect subsidiary of MFC. For Class A, Class B, Class C, Class I and Class R1 shares, the Fund pays a monthly transfer agent fee at an annual rate of 0.05% of each class’ average daily net assets, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses. Expenses not directly attributable to a particular class of shares are aggregated and allocated to each class on the basis of its relative net asset value.

Signature Services has agreed to limit the transfer agent fees so that such fees do not exceed 0.20% annually of Class A, Class B, Class C, Class I and Class R1 share average daily net assets. This agreement is effective until December 31, 2007. Signature Services reserves the right to terminate this limitation in the future. Accordingly, there were no transfer agent fee reductions for Class A, Class B, Class C, Class I and Class R1 shares, respectively, during the period ended August 31, 2007.

Expenses under the agreements described above for the period ended August 31, 2007, were as follows:

	Distribution and	Transfer	Blue sky	Printing and
Share class	service fees	agent fees	fees	postage fees

Class A	$31,462	$7,496	$10,842	$4,546
Class B	1,944	389	9,102	129
Class C	7,799	1,560	9,102	164
Class I	—	76	9,101	341
Class R1	472	32	9,101	370
Class 1	80	—	—	11
Total	$41,757	$9,553	$47,248	$5,561

Trustees’ fees

The Trust compensates each Trustee who is not an employee of the Adviser or its affiliates. Total Trustees’ expenses are allocated to the Fund based on its average daily net asset value.

4. Guarantees and indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However,

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36

based on experience, the Trust believes the risk of loss to be remote.

5. Line of credit

The Fund has entered into an agreement which enables it to participate in a $100 million unsecured committed line of credit with State Street Corporation. Borrowings will be made solely to temporarily finance the repurchase of capital shares. Interest is charged to the Fund based  on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.50% . In addition, a commitment fee of 0.07% per annum, payable at the end of each calendar quarter, based on the average daily-unused portion of the line of credit, is charged to the Fund on a prorated basis based on average net assets. For the period ended August 31, 2007, there were no borrowings under the line of credit.

6. Capital shares

Share activities for the Fund for the period ended February 28, 2007, and the period ended August 31, 2007, were as follows:

	Period ended 2-28-07[1]		Period ended 8-31-07[2]
	Shares	Amount	Shares	Amount
Class A shares

Sold	941,272	$19,088,419	61,327	$1,400,012
Distributions reinvested	9,278	203,273	—	—
Repurchased	(60,859)	(1,306,606)	(14,085)	(316,598)
Net increase	889,691	$17,985,086	47,242	$1,083,414

Class B shares

Sold	21,277	$445,406	5,638	$127,201
Distributions reinvested	78	1,721	—	—
Repurchased	(7,339)	(162,632)	(1,061)	(24,602)
Net increase	14,016	$284,495	4,577	$102,599

Class C shares

Sold	69,790	$1,449,685	15,566	$354,904
Distributions reinvested	414	9,061	—	—
Repurchased	(7,105)	(155,548)	(5,919)	(134,979)
Net increase	63,099	$1,303,198	9,647	$219,925

Class I shares

Sold	11,800	$245,442	4,128	$95,135
Distributions reinvested	117	2,570	—	—
Repurchased	—	—	(2,388)	(51,000)
Net increase	11,917	$248,012	1,740	$44,135

Class R1 shares

Sold	5,000	$100,000	1,024	24,457
Distributions reinvested	54	1,179	—	—
Net increase	5,054	$101,179	1,024	24,457

Class 1 shares

Sold	8,549	$179,825	13,199	$300,258
Distributions reinvested	90	1,963	—	—
Repurchased	(1)	(12)	(1,972)	(45,010)
Net increase	8,638	$181,776	11,227	$255,248

Net increase	992,415	$20,103,746	75,457	$1,729,778

1Period from 6-12-06 (commencement of operations) to 2-28-07.

2Semiannual period from 3-1-07 to 8-31-07. Unaudited.

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37

7. Investment transactions

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the period ended August 31, 2007, aggregated $8,300,349 and $6,748,913, respectively.

The cost of investments owned on August 31, 2007, including short-term investments, for federal income tax purposes, was $24,511,420. Gross unrealized appreciation and depreciation of investments aggregated $1,873,195 and $2,029,744, respectively, resulting in net unrealized depreciation of $156,549.

8. Federal income tax information

Federal income tax regulations may differ from generally accepted accounting principles and income and capital gain distributions determined in accordance with tax regulations may differ from net investment income and realized gains recognized for financial reporting purposes.

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38

Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

This section describes the evaluation by the Board of Trustees of the Advisory Agreement and each of the Subadvisory Agreements.

Evaluation by the Board of Trustees

The Board, including all of the Trustees who are not “interested persons” as defined in the Investment Company Act of 1940, as amended (the Independent Trustees), is responsible for selecting the Trust’s investment adviser, John Hancock Investment Management Services, LLC (the Adviser or JHIMS), approving the Adviser’s selection of subadvisers for each series of the Trust (the Funds) and approving the Trust’s advisory and subadvisory agreements (and any sub-subadvisory agreements), their periodic continuation and any amendments. Consistent with SEC rules, the Board regularly evaluates the Trust’s advisory and subadvisory (and sub-subadvisory) arrangements, including consideration of the factors listed below. The Board may also consider other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry) and does not treat any single factor as determinative, and each Trustee may attribute different weights to different factors. The Board is furnished with an analysis of its fiduciary obligations in connection with its evaluation and, throughout the evaluation process, the Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel. The factors regularly considered by the Board are:

1. the nature, extent and quality of the services to be provided by the Adviser to the Trust and by the subadvisers to the Funds;

2. the investment performance of the Funds and their subadvisers;

3. the extent to which economies of scale would be realized as a Fund grows and whether fee levels reflect these economies of scale for the benefit of Trust shareholders;

4. the costs of the services to be provided and the profits to be realized by the Adviser and its affiliates (including any subadvisers that are affiliated with the Adviser) from the Adviser’s relationship with the Trust; and

5. comparative services rendered and comparative advisory and subadvisory fee rates.

The Board believes that information relating to all these factors is relevant to its evaluation of the Trust’s advisory agreement. With respect to its evaluation of subadvisory agreements (including sub-subadvisory agreements) the Board believes that, in view of the Trust’s “manager of managers” advisory structure, the costs of services to be provided and the profits to be realized by those subadvisers that are not affiliated with the Adviser from their relationship with the Trust generally are not a material factor to the Board’s consideration of subadvisory agreements because such fees are paid to subadvisers by the Adviser and not by the Funds, and because the Board relies on the ability of the Adviser to negotiate such subad-visory fees at arm’s-length.

In evaluating subadvisory arrangements, the Board also considers other material business relationships that unaffiliated sub-advisers and their affiliates have with the Adviser or its affiliates, including the involvement by certain affiliates of certain subadvisers in the distribution of financial products, including shares of the Trust, offered by the Adviser and other affiliates of the Adviser (Material Relationships).

Approval of Advisory Agreement

At its meeting on June 5, 2007, the Board, including all the Independent Trustees, approved the Advisory Agreement between the Trust and JHIMS with respect to each of the Funds.

In approving the Advisory Agreement, and with reference to the factors which it regularly considers, the Board:

(1) (a) considered the high value to the Trust of continuing the relationship with JHIMS as the Trust’s Adviser to the other John Hancock Funds, the skills and competency with which JHIMS has in the past managed the affairs

39

and subadvisory relationships of other funds in the complex, JHIMS’s oversight and monitoring of subadvisers’ investment performance and compliance programs including its timelines in responding to performance issues and the qualifications of JHIMS’s personnel,

(b) considered JHIMS’s compliance policies and procedures and its responsiveness to regulatory changes and mutual fund industry developments, and

(c) JHIMS’s administrative capabilities, including its ability to supervise the other service providers for the Funds and concluded that JHIMS may reasonably be expected to ably perform its services under the Advisory Agreement.

(2) reviewed the investment performance of portfolios that are managed comparable to the Funds; the comparative performance of their respective benchmarks; and JHIMS’ analysis of such performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally and with respect to the Funds; and concluded that each of the comparably managed funds has performed well or within a range that the Board deemed competitive, and that JHIMS may reasonably be expected to ably monitor the performance of the Funds and their subadvisers;

(3) reviewed the Trust’s advisory fee structure and the incorporation therein of any subadvisory fee breakpoints in the advisory fees charged and concluded (i) that to the extent that Funds have subadvisory fees with breakpoints, those breakpoints are reflected as breakpoints in the advisory fees for Funds, (ii) that all Funds with a subadviser that is not affiliated with the Adviser have subadvisory fees which are the product of arm’s-length negotiations between the Adviser and the subadviser and which in many, but not all, cases contain breakpoints, and (iii) that, although economies of scale cannot be measured  with precision, these arrangements permit shareholders of Funds with advisory fee breakpoints to benefit from economies of scale if those Funds grow;

(4) (a) reviewed the financial statements of JHIMS and John Hancock Life Insurance Company (U.S.A.) (JHLICO (U.S.A.));

(b) reviewed the anticipated profitability of the JHIMS’s relationship with the Funds in terms of the fees it expects to receive with respect to the Funds and whether JHIMS has the financial ability to provide a high level of services to the Funds,

(c) considered that JHIMS derives reputational and other indirect benefits from providing advisory services to the Funds, and

(d) noted that JHIMS will pay the subadvisory fees out of the advisory fees JHIMS receives from the Funds and concluded that the advisory fees paid by the Trust with respect to the Funds are not unreasonable in light of such information; and

(5) reviewed comparative information with respect to the advisory fee rates and concluded that the anticipated advisory fees for the Funds are within the range of those incurred by other comparable funds and that the advisory structure for the Funds is thus competitive within the industry.

Additional information that the Board considered for a particular Fund is set forth in Appendix A.

Approval of Subadvisory Agreements

At its meeting on June 5, 2007, the Board, including all the Independent Trustees, approved the Subadvisory Agreements.

In making its determination with reference to these respective factors, the Board reviewed:

(i) information relating to each subadviser’s business which included information such as: business performance, assets

40

under management, financial stability and personnel;

(ii) the investment performance of the subad-viser’s portfolio managed comparably to the Fund to be managed by the subadviser and comparative performance information relating to the benchmark;

(iii) the proposed subadvisory fee for each Fund to be managed by the subadviser and comparative fee information; and

(iv) information relating to the nature and scope of Material Relationships and their significance to the Adviser and the subadvisers.

The Board’s decision to approve each Subadvisory Agreement was based on a number of determinations, including the following:

(1) The subadviser has extensive experience and demonstrated skills as a manager and may be expected to provide a high quality of investment personnel to each Fund;

(2) Although not without variation, the current and historical performance of the portfolios of the Subadviser managed comparably to the Fund to be managed by the Subadviser has been within a competitive range of the current and historical performance of these portfolios’ respective benchmark (see Appendix A for further information on performance);

(3) The subadvisory fees are within industry norms and are the product of arm’s-length negotiation between the Adviser and the subadviser; and

(4) The Material Relationships consist of arrangements in which unaffiliated subad-visers or their affiliates provide advisory, distribution or management services in connection with financial products sponsored by the Trust’s adviser or its affili-ates, which may include other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans, and which in no case contained elements which would cause the Board to conclude that approval of the subadvisory agreement with the subadviser would be inappropriate. See (5) below for information relating to the business arrangement between the Trust’s Adviser and GMO.

(5) As a part of the overall business arrangement between the Adviser and GMO under which the Adviser has obtained exclusive rights to certain GMO investment management services for up to five years, the Adviser has agreed that under certain circumstances it (and not the Trust or the particular Fund) will pay GMO a specified amount (ranging from $1 to $12 million) if the subadvisory agreement with respect to any of the following Funds to be subadvised by GMO is terminated within a five-year period from the date of its effectiveness: U.S. Core Fund, Active Value Fund, Intrinsic Value Fund, Growth Fund, International Core Fund, International Growth Fund, Global Fund, Value Opportunities Fund, Growth Opportunities Fund and U.S. Quality Equity Fund.

The Adviser has also agreed that, subject to its fiduciary duties as an investment adviser to each of these Funds and its shareholders, it will not recommend to the Board of Trustees to terminate the subadvisory agreement with respect to any of the Funds or to reduce any of the fees payable thereunder to GMO for a five-year period from the date of effectiveness of the agreement. Substantially similar agreements (with varying amounts to be paid upon termination) also apply with respect to certain other John Hancock funds that are or will be advised by the Adviser and subadvised by GMO. The Trust is not a party to any of these arrangements, and they are not binding upon the Trust, the Trust’s Funds subadvised by GMO or the Board of Trustees. However, these arrangements present certain conflicts of interest because the Adviser has a financial incentive to support the continuation of GMO subadvisory agreements for as long as the termination provisions described above remain in effect. In approving the Advisory Agreement and the subadvisory agreement with respect to each of the Funds subadvised by GMO, the Board of Trustees, including the Independent

41

Trustees, was aware of and considered these potential conflicts of interest, including any financial obligations of the Adviser to GMO.

The Board concluded that, notwithstanding the potential conflicts of interest, approval of the Advisory Agreement and the subadvisory agreements with GMO is in the best interests of shareholders and contract owners in view of (i) the Adviser’s fiduciary duty and the Board’s fiduciary duty and ability to monitor potential conflicts, (ii) the benefits to shareholders and contract owners generally expected from the exclusive rights to certain GMO investment management services obtained by the Adviser for the benefit of certain Funds of the Trust and other John Hancock funds and (iii) the benefits to such Funds of the Trust expected from the subadvisory services of GMO.

Additional information that the Board considered for a particular fund is set forth in Appendix A.

subadvisory

Appendix A

Estimated Fees
Fund	Performance	and Expenses	Comments

Value Opportunities	See Comments.	Subadvisory fees	The Board noted
		for this Fund were	that the Fund
		lower than the peer	commenced opera-
		group median.	tions in June 2006
and has a limited
		Advisory fees for	performance history.
this Fund were
lower than the peer
group median.

Total expenses for
this Fund were
lower than the peer
group median.

42

Why John Hancock Funds?

For more than three decades, John Hancock Funds has been helping individual, corporate and institutional clients reach their most important financial goals. With so many fund companies to choose from, why should you invest with us?

►A name you know and trust

When you invest with John Hancock Funds, you are investing with one of the most recognized and respected names in the financial services industry. Our parent company has been helping individuals and institutions increase and protect wealth since 1862.

►Solutions across the investing spectrum

We offer equity, income, international, sector and asset allocation investment solutions managed by leading institutional money managers. Each of our funds utilizes a disciplined, team approach to portfolio management and research, leveraging the expertise of seasoned investment professionals.

►Committed to you

Our shareholders come first. We work hard to provide you with the products you need to build a solid financial foundation. We’re proud to offer you award-winning services and tools, like the www.jhfunds.com Web site, to help you every step of the way.

For more information

The Fund’s proxy voting policies, procedures and records are available without charge, upon request:

By phone	On the Fund’s Web site	On the SEC’s Web site
1-800-225-5291	www.jhfunds.com/proxy	www.sec.gov

Trustees	Charles A. Rizzo	Principal distributor
Ronald R. Dion, Chairman	Chief Financial Officer	John Hancock Funds, LLC
James R. Boyle†		601 Congress Street
James F. Carlin	Gordon M. Shone	Boston, MA 02210-2805
William H. Cunningham	Treasurer
Charles L. Ladner*		Custodian
Dr. John A. Moore*	John G. Vrysen	State Street Bank & Trust Co.
Patti McGill Peterson*	Chief Operating Officer	2 Avenue de Lafayette
Steven R. Pruchansky		Boston, MA 02111
*Members of the Audit Committee	Investment adviser
†Non-Independent Trustee	John Hancock Investment	Transfer agent
	Management Services, LLC	John Hancock Signature
Officers	601 Congress Street	Services, Inc.
Keith F. Hartstein	Boston, MA 02210-2805	One John Hancock Way,
President and		Suite 1000
Chief Executive Officer	Subadviser	Boston, MA 02217-1000
Grantham, Mayo, Van
Thomas M. Kinzler	Otterloo & Co. LLC	Legal counsel
Secretary and Chief Legal Officer	40 Rowes Wharf	Kirkpatrick & Lockhart
	Boston, MA 02110	Preston Gates Ellis LLP
Francis V. Knox, Jr.		One Lincoln Street
Chief Compliance Officer		Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com

Mail	Regular mail:	Express mail:
	John Hancock	John Hancock
	Signature Services, Inc.	Signature Services, Inc.
	One John Hancock Way, Suite 1000	Mutual Fund Image Operations
	Boston, MA 02217-1000	380 Stuart Street
Boston, MA 02116

Phone	Customer service representatives	1-800-225-5291
	EASI-Line	1-800-338-8080
	TDD line	1-800-554-6713

A listing of month-end portfolio holdings is available on our Web site, www.jhfunds.com. A more detailed portfolio holdings summary is available on a quarterly basis 60 days after the fiscal quarter on our Web site or upon request by calling 1-800-225-5291, or on the SEC’s Web site, www.sec.gov.

44

J O H N  H A N C O C K  F A M I L Y O F  F U N D S

EQUITY	INTERNATIONAL/GLOBAL
Balanced Fund	Global Opportunities Fund
Classic Value Fund	Global Shareholder Yield Fund
Classic Value Fund II	Greater China Opportunities Fund
Classic Value Mega Cap Fund	International Allocation Portfolio
Core Equity Fund	International Classic Value Fund
Growth Fund	International Core Fund
Growth Opportunities Fund	International Growth Fund
Growth Trends Fund
Intrinsic Value Fund	INCOME
Large Cap Equity Fund	Bond Fund
Large Cap Select Fund	Government Income Fund
Mid Cap Equity Fund	High Yield Fund
Multi Cap Growth Fund	Investment Grade Bond Fund
Small Cap Equity Fund	Strategic Income Fund
Small Cap Fund
Small Cap Intrinsic Value Fund	TAX-FREE INCOME
Sovereign Investors Fund	California Tax-Free Income Fund
U.S. Core Fund	High Yield Municipal Bond Fund
U.S. Global Leaders Growth Fund	Massachusetts Tax-Free Income Fund
Value Opportunities Fund	New York Tax-Free Income Fund
Tax-Free Bond Fund

ASSET ALLOCATION	MONEY MARKET
Lifecycle 2010 Portfolio	Money Market Fund
Lifecycle 2015 Portfolio
Lifecycle 2020 Portfolio	CLOSED-END
Lifecycle 2025 Portfolio	Bank and Thrift Opportunity Fund
Lifecycle 2030 Portfolio	Financial Trends Fund, Inc.
Lifecycle 2035 Portfolio	Income Securities Trust
Lifecycle 2040 Portfolio	Investors Trust
Lifecycle 2045 Portfolio	Patriot Premium Dividend Fund II
Lifecycle Retirement Portfolio	Preferred Income Fund
Lifestyle Aggressive Portfolio	Preferred Income II Fund
Lifestyle Balanced Portfolio	Preferred Income III Fund
Lifestyle Conservative Portfolio	Tax-Advantaged Dividend Income Fund
Lifestyle Growth Portfolio	Tax-Advantaged Global Shareholder Yield Fund
Lifestyle Moderate Portfolio

SECTOR
Financial Industries Fund
Health Sciences Fund
Real Estate Fund
Regional Bank Fund
Technology Fund
Technology Leaders Fund

The Fund’s investment objectives, risks, charges and expenses are included in the prospectus and should be considered carefully before investing. For a prospectus, contact your financial professional, call John Hancock Funds at 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com. Please read the prospectus carefully before investing or sending money.

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock Value Opportunities Fund.
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus

630SA 8/07
10/07

John Hancock

MUTUAL FUNDS

John Hancock

U.S. Core Fund

Semiannual Report

8.31.07

Your fund at a glance

Managers’ report
page 2

A look at performance
page 6

Your expenses
page 8

Fund’s investments
page 10

Financial statements
page 19

Notes to financial
statements
page 27

For more information
page 40

CEO corner

To Our Shareholders,

Volatility returned to the U.S. stock market in the six-month period ended August 31, 2007; however, stocks still posted a strong gain of 5.70%, as measured by the Standard & Poor’s 500 Index. The market experienced a particularly sharp downturn in August, as the subprime mortgage market’s woes increased. Rising defaults and an ensuing credit crunch caused heightened fears about their potential impact on U.S. economic growth. Foreign markets felt some ripple effects from the subprime issue, but they continued nonetheless to benefit from solid economic growth and outperformed the U.S. market in this period.

During this period of volatility, the U.S. stock market also passed a significant milestone — the broad Standard & Poor’s 500 Index climbed beyond the record it had set seven years ago. From its peak in March 2000, the stock market spiraled downward three consecutive years, bottoming in 2002. The upturn began in 2003, and the market has advanced each year since, finally setting a new high for the first time on May 30, 2007. During that period, the S&P 500 Index experienced five significant short-term sell-offs of 6% or more, with the August subprime-induced meltdown being the most recent.

This nearly complete market cycle highlights the importance of two investment principles you have heard us speak of often: diversification and patience. By allocating your investments among different asset classes, investment styles and portfolio managers, you are likely to be well represented through all phases of a complete market cycle, with the winners helping to cushion the fall of the losers.

The challenge for investors with a diversified portfolio is to properly evaluate your investments to tell the difference between an underperforming manager and an out-of-favor style, while also understanding the role each investment plays in your portfolio. That’s where your financial professional can provide true value. He or she can help you make those assessments and also counsel patience, because a properly diversified portfolio by its very nature will typically have something lagging or out of favor — a concept that can be difficult to live with, but necessary to embrace. If everything in your portfolio is “working,” then you are not truly diversified, but rather are leveraged to the current market and the flavor of the day. If so, you are bound to be out of step in the near future.

The recent volatility in the securities markets has prompted many investors to question how long this type of market cycle will last. History tells us it will indeed end and that when it does, today’s leaders may well turn into laggards and vice versa. The subprime mortgage market woes are just the latest example of why investors should be both patient and well-diversified. For with patience and a diversified portfolio, it could be easier to weather the market’s twists and turns and reach your long-term goals.

Sincerely,

Keith F. Hartstein,
President and Chief Executive Officer

This commentary reflects the CEO’s views as of August 31, 2007. They are subject to change at any time.

Your fund at a glance

The Fund seeks high total return by typically making equity investments in U.S. companies with capitalizations similar to the capitalizations of companies that issue stock included in the S&P 500 Index. Under normal circumstances, the Fund invests at least 80% of its assets in investments tied economically to the U.S.

Over the last six months

► Despite heightened volatility, the broad U.S. market, as measured by the S&P 500 Index, gained ground.

► Stock selection and positioning in the retail, manufacturing and machinery sectors held the Fund back, while good stock picks and underweights in financials and construction helped.

► The Fund's valuation stock selection tool worked against the Fund in a period mostly dominated by a focus on lower-quality securities, while our momentum tool was able to capitalize on the rising market.

Top 10 holdings

Exxon Mobil Corp.	6.4%	Citigroup, Inc.	2.9%

Merck & Company, Inc.	3.6%	Pfizer, Inc.	2.8%

Wal-Mart Stores, Inc.	3.5%	Home Depot, Inc.	2.5%

Microsoft Corp.	3.2%	AT&T, Inc.	2.3%

International Business Machines Corp.	3.1%	Chevron Corp.	2.3%

As a percentage of net assets on August 31, 2007.

Managers’ report

John Hancock
U.S. Core Fund

U.S. investors entered the six-month review period on March 2007 still reeling from the market’s late-February swoon. Their big question was whether the recent fall was the beginning of a major correction or just a brief hiccup in the middle of a bull market. Though some of the concerns surrounding the decline — including the first sign of trouble in subprime mortgages —were still present, investors appeared to shake them off. Less than two months into the review period, the S&P 500 Index had recovered all of its lost ground, entering the summer poised to continue its ascent.

With historically low market volatility, the continuation of strong corporate profits and a glut of private equity deals fueled by ubiquitous financial liquidity, there seemed to be almost no ceiling to the market’s potential. Hopes for a smooth summer, however, would turn out to be short-lived. Beginning in July, as many market indexes touched record highs, credit concerns similar to those seen in February flared up again. Distress in subprime mortgages quickly spilled over into the broader credit and equity markets. Just weeks after the S&P 500 set an all-time high, the Federal Reserve began injecting liquidity into a faltering financial system, in an attempt to stem the turmoil taking place in the credit market. As equity market volatility returned with a vengeance, investor tolerance for risk abated and the broad market indexes plunged lower in the first days of August. And while hopes for a Federal Reserve rate cut helped stabilize things somewhat, investors ended the review period

SCORECARD

INVESTMENT		PERIOD’S PERFORMANCE ... AND WHAT’S BEHIND THE NUMBERS

Exxon Mobil	▲	Benefited from rising oil prices

Wal-Mart	▼	Low quarterly profit report hurt performance

Schlumberger	▼	Fund’s underweight position in this oil exploration firm hurt performance as the stock rose along with the prices of oil and gas

2

From the Grantham, Mayo, Van Otterloo & Co. LLC (GMO)
Portfolio Management Team

much in the same way they began it — wondering whether the market would rally again or if risk aversion was here to stay. Despite the volatility, the S&P 500 Index posted gains in the six-month period.

Looking at performance

For the six months ended August 31, 2007, John Hancock U.S. Core Fund’s Class A, Class B, Class C, Class I and Class R1 shares returned 2.47%, 2.12%, 2.07%, 2.65% and 2.25%, respectively, at net asset value. By comparison, the S&P 500 Index returned 5.70%, while the average large blend fund monitored by Morningstar, Inc. gained 5.14% .1 Keep in mind that your returns will differ from those listed above if you were not invested in the Fund for the entire period or did not reinvest all distributions. See pages six and seven for historical performance information.

“Despite the volatility, the S&P
500 Index posted gains in the six-
month period.”

In a generally rising market, our primary stock selection tools — valuation and momentum — performed differently. Valuation, which determines the positioning for the majority of this Fund’s assets, was the key driver of the relative performance shortfall. The late-period market turmoil notwithstanding, the period as a whole was dominated by strong investor appetite for risky, lower-quality stocks — securities that our valuation discipline found overvalued. The lower-risk, higher-quality securities that our valuation discipline found attractive underperformed for much of the period in a risk-oriented market. While these higher-quality selections fared better later in the period as risk aversion returned, they still finished the period in negative territory.

U.S. Core Fund

3

Our momentum discipline was able to capitalize on the rising broad market. The discipline is designed to identify stocks that have performed well recently and appear poised to continue outperforming. With this orientation, the momentum discipline was able to add value during the period by selecting many of the market’s best performers and following their outperformance. The discipline also benefited from its underweight position in financial company stocks, leaving it less exposed to the spreading troubles from subprime mortgages.

Retail, machinery and manufacturing limit gains

The sector detracting most from performance during the period was retail stores, where our stock selection and overweight position negatively impacted the Fund’s returns. For example, an overweight position in Wal-Mart Stores, Inc. detracted from relative returns as shares fell amid short-term concerns about a lower quarterly profit report. Our valuation model continues to find this high-quality company attractive and maintains its overweight position.

Machinery was another sector detracting from the Fund’s performance. Our underweight position drove relative returns as the sector outperformed the market. For example, not owning Schlumberger detracted from relative returns for the period, as strong profit reports stemming from the company’s exposure to oil and gas exploration helped its shares move higher. Though this move was positive for shareholders in the short term, our valuation discipline continues to find the stock unattractive and we maintain our 2 underweight position.

SECTOR DISTRIBUTION

Consumer non-cyclical	22%

Consumer cyclical	20%

Technology	13%

Financial	13%

Energy	11%

Communications	8%

Industrial	5%

Basic materials	1%

Government	1%

Utilities	1%

Also detracting from performance was the manufacturing sector. Again, an underweight position drove the negative relative returns. An underweight in General Electric Company was particularly detrimental, as the company’s shares advanced during the period after it reported strong quarterly earnings and increased its stock buyback plan. In addition, an underweight in 3M Co. detracted from returns as the company’s shares rose during the period. While 3M is a high-quality company, it is unattractive based on valuation at this point, resulting in its underweight position.

U.S. Core Fund

4

Financials and construction add value

On the positive side, our aversion to risky companies did pay off in certain sectors. In particular, as we mentioned earlier, our underweight position in the financial sector helped returns, as we were able to add value during the period by owning less of this risky sector as troubles in the credit market stemming from sub-prime mortgages drove financial shares lower. For example, selling JPMorgan Chase & Company and not owning Lehman Brothers Holdings added value in a period where investors sold off financial companies. Our underweight position in construction also benefited indirectly by avoiding the troubles in subprime. With worries abounding that mortgage troubles would lead to a decline in real estate prices and new home construction, our underweight position in the sector added to relative returns as shares declined. Not owning companies like Simon Property Group and Vornado Realty Trust added to relative returns for the period.

“Valuation, which determines the
positioning for the majority of
this Fund’s assets, was the key
driver of the relative
performance shortfall.”

Outlook

The market volatility at the end of the period left investors wondering if the bull market has finally come to an end. The upcoming months will show whether the market’s recent trend toward risk aversion — especially in the troubled subprime mortgage sector — will persist or if risk-taking will resume in full force. The Fund remains overweight in higher-quality stocks and we believe it is well positioned to face further volatility in the market.

This commentary reflects the views of the portfolio management team through the end of the Fund’s period discussed in this report. The team’s statements reflect their own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

1 Figures from Morningstar, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

2 As a percentage of net assets on August 31, 2007.

U.S. Core Fund

5

A look at performance

For the periods ended August 31, 2007

		Average annual returns				Cumulative total returns
		with maximum sales charge (POP)				with maximum sales charge (POP)
	Inception				Since					Since
Class	date	1-year	5-year	10-year	inception	6-month	1-year	5-year	10-year	inception

A	6-12-06	3.99%	—	—	7.81%	–2.65%	3.99%	—	—	9.67%

B	6-12-06	3.68	—	—	8.43	–2.88	3.68	—	—	10.44

C	6-12-06	7.73	—	—	11.62	1.07	7.73	—	—	14.44

I1	6-12-06	9.85	—	—	12.81	2.65	9.85	—	—	15.94

R1 [1]	6-12-06	9.08	—	—	11.99	2.25	9.08	—	—	14.92

Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect maximum sales charge on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class I and Class R1 shares.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available Prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The waivers and expense limitations are contractual at least until 6-30-08. The net expenses are as follows: Class A — 1.34%, Class B — 2.04%, Class C — 2.04%, Class I — 0.95%, Class R1 — 1.69% . Had the fee waivers and expense limitations not been in place, the gross expenses would be as follows: Class A — 1.93%, Class B — 13.58%, Class C — 3.82%, Class I — 17.83%, Class R1 — 21.12% .

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month-end, please call 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

Performance is calculated with an opening price (prior day’s close) on the inception date.

1 For certain types of investors as described in the Fund’s Class I and Class R1 share prospectuses.

U.S. Core Fund

6

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in U.S. Core Fund Class A shares for the period indicated. For comparison, we’ve shown the same investment in the Standard & Poor’s 500 Index.

			With maximum
Class	Period beginning	Without sales charge	sales charge	Index

B	6-12-06	$11,444	$11,044	$12,040

C2	6-12-06	11,444	11,444	12,040

I3	6-12-06	11,594	11,594	12,040

R1 [3]	6-12-06	11,492	11,492	12,040

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B, Class C, Class I and Class R1 shares, respectively, as of August 31, 2007. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Standard & Poor’s 500 Index is an unmanaged index that includes 500 widely traded common stocks.

It is not possible to invest directly in an index. Index figures do not reflect sales charges, which would have resulted in lower values if they did.

1 NAV represents net asset value and POP represents public offering price.

2 No contingent deferred sales charge applicable.

3 For certain types of investors as described in the Fund’s Class I and Class R1 share prospectuses.

U.S. Core Fund

7

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

■ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

■ Ongoing operating expenses including management fees, distribution and service fees (if applicable) and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on March 1, 2007, with the same investment held until August 31, 2007.

	Account value	Ending value	Expenses paid during period
	on 3-1-07	on 8-31-07	ended 8-31-07[1]

Class A	$1,000.00	$1,024.70	$6.88

Class B	1,000.00	1,021.20	10.41

Class C	1,000.00	1,020.70	10.41

Class I	1,000.00	1,026.50	4.86

Class R1	1,000.00	1,022.50	8.70

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at August 31, 2007 by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

U.S. Core Fund

8

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on March 1, 2007, with the same investment held until August 31, 2007. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during period
	on 3-1-07	on 8-31-07	ended 8-31-07 [1]

Class A	$1,000.00	$1,018.41	$6.86

Class B	1,000.00	1,014.91	10.38

Class C	1,000.00	1,014.91	10.38

Class I	1,000.00	1,020.41	4.85

Class R1	1,000.00	1,016.61	8.67

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.35%, 2.05%, 2.06%, 0.95% and 1.70% for Class A, Class B, Class C, Class I and Class R1 respectively, multiplied by the average account value over the period, multiplied by the number of days in the inception period/365 or 366 (to reflect the one-half year period).

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9

F I N A N C I A L   S T A T E M E N T S

Fund’s investments

Securities owned by the Fund on 8-31-07 (unaudited)

This schedule is divided into three main categories: common stocks, short-term investments and repurchase agreements. Common stocks are further broken down by industry group. Repurchase agreements, which represent the Fund’s cash position, are listed last.

Issuer	Shares	Value

Common stocks 95.13%		$23,806,504

(Cost $22,475,683)

Advertising 0.16%		40,744

Omnicom Group, Inc.	800	40,744

Aerospace 0.80%		199,718

General Dynamics Corp.	400	31,424

Goodrich Corp.	200	12,632

Lockheed Martin Corp.	900	89,226

Northrop Grumman Corp.	100	7,884

Rockwell Collins, Inc.	200	13,774

United Technologies Corp.	600	44,778

Aluminum 0.10%		25,571

Alcoa, Inc.	700	25,571

Apparel & Textiles 1.83%		458,082

Cintas Corp.	300	10,995

Coach, Inc. *	3,100	138,043

Liz Claiborne, Inc.	1,000	34,170

Mohawk Industries, Inc. *	200	17,462

NIKE, Inc., Class B	2,600	146,484

Polo Ralph Lauren Corp., Class A	200	15,108

VF Corp.	1,200	95,820

Auto Parts 0.57%		142,600

Autoliv, Inc.	400	22,948

AutoZone, Inc. *	800	97,032

Johnson Controls, Inc.	200	22,620

Auto Services 0.17%		41,756

AutoNation, Inc. *	2,200	41,756

Automobiles 1.42%		354,144

Ford Motor Company *	11,800	92,158

General Motors Corp.	2,400	73,776

PACCAR, Inc.	2,200	188,210

See notes to financial statements

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F I N A N C I A L   S T A T E M E N T S

Issuer	Shares	Value

Banking 2.10%		$524,888

Bank of America Corp.	4,400	222,992

BB&T Corp.	1,200	47,676

Comerica, Inc.	1,000	55,780

Fifth Third Bancorp	1,000	35,690

First Horizon National Corp.	600	18,408

National City Corp.	3,200	86,112

US Bancorp	1,800	58,230

Broadcasting 0.33%		83,457

CBS Corp., Class B	1,700	53,567

Liberty Media Corp. — Capital, Series A *	200	21,798

News Corp., Class A	400	8,092

Building Materials & Construction 0.29%		71,737

American Standard Companies, Inc.	1,100	40,513

Masco Corp.	1,200	31,224

Business Services 1.05%		261,733

Affiliated Computer Services, Inc., Class A *	400	20,012

DST Systems, Inc. *	200	15,292

First Data Corp.	1,300	43,186

Fiserv, Inc. *	1,700	79,084

Manpower, Inc.	200	14,052

Moody’s Corp.	500	22,925

NCR Corp. *	200	9,954

Pitney Bowes, Inc.	800	35,736

R.R. Donnelley & Sons Company	600	21,492

Cable & Television 0.97%		242,523

Comcast Corp., Class A *	3,500	91,315

DIRECTV Group, Inc. *	1,600	37,328

Time Warner, Inc.	6,000	113,880

Chemicals 0.87%		218,781

Dow Chemical Company	1,700	72,471

E.I. Du Pont de Nemours & Company	1,100	53,625

Eastman Chemical Company	400	26,704

Lubrizol Corp.	400	25,432

Lyondell Chemical Company	400	18,544

PPG Industries, Inc.	300	22,005

Colleges & Universities 0.04%		10,980

ITT Educational Services, Inc. *	100	10,980

Computers & Business Equipment 8.99%		2,250,586

Apple, Inc. *	1,400	193,872

CDW Corp. *	900	77,463

Cisco Systems, Inc. *	14,300	456,456

Cognizant Technology Solutions Corp., Class A *	200	14,702

See notes to financial statements

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F I N A N C I A L   S T A T E M E N T S

Issuer	Shares	Value

Computers & Business Equipment (continued)

Dell, Inc. *	16,400	$463,300

EMC Corp. *	6,000	117,960

Hewlett-Packard Company	1,700	83,895

International Business Machines Corp.	6,600	770,154

Juniper Networks, Inc. *	400	13,168

Lexmark International, Inc. *	1,600	59,616

Construction Materials 0.27%		68,708

Martin Marietta Materials, Inc.	100	13,500

Sherwin-Williams Company	800	55,208

Containers & Glass 0.15%		36,563

Owens-Illinois, Inc. *	400	16,088

Pactiv Corp. *	700	20,475

Cosmetics & Toiletries 0.91%		228,104

Avon Products, Inc.	1,100	37,785

Colgate-Palmolive Company	100	6,632

Estee Lauder Companies, Inc., Class A	300	12,477

International Flavors & Fragrances, Inc.	400	20,092

Kimberly-Clark Corp.	2,200	151,118

Crude Petroleum & Natural Gas 0.57%		142,693

Apache Corp.	500	38,690

Devon Energy Corp.	500	37,655

Marathon Oil Corp.	600	32,334

Occidental Petroleum Corp.	600	34,014

Drugs & Health Care 0.06%		13,890

Wyeth	300	13,890

Educational Services 0.14%		35,202

Apollo Group, Inc., Class A *	600	35,202

Electrical Utilities 1.03%		257,764

American Electric Power Company, Inc.	1,400	62,272

CenterPoint Energy, Inc.	700	11,354

Constellation Energy Group	200	16,588

Edison International	400	21,084

Entergy Corp.	900	93,258

The AES Corp. *	1,800	32,598

Xcel Energy, Inc.	1,000	20,610

Electronics 0.21%		52,737

Arrow Electronics, Inc. *	300	12,588

Avnet, Inc. *	600	23,586

Tyco Electronics, Ltd. *	475	16,563

Energy 0.04%		11,006

Sempra Energy	200	11,006

See notes to financial statements

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F I N A N C I A L   S T A T E M E N T S

Issuer	Shares	Value

Financial Services 5.85%		$1,463,303

Citigroup, Inc.	15,400	721,952

Countrywide Financial Corp.	1,200	23,820

Discover Financial Services *	700	16,198

Federal Home Loan Mortgage Corp.	1,000	61,610

Federal National Mortgage Association	4,400	288,684

Franklin Resources, Inc.	500	65,885

Goldman Sachs Group, Inc.	700	123,207

Morgan Stanley	1,400	87,318

SEI Investments Company	400	10,148

The First Marblehead Corp.	500	16,745

Washington Mutual, Inc.	1,300	47,736

Food & Beverages 2.28%		571,048

ConAgra Foods, Inc.	2,300	59,133

General Mills, Inc.	400	22,352

H.J. Heinz Company	100	4,509

Kraft Foods, Inc., Class A	3,622	116,122

Pepsi Bottling Group, Inc.	300	10,377

Sara Lee Corp.	1,500	24,930

Sysco Corp.	3,000	100,140

The Coca-Cola Company	3,500	188,230

Tyson Foods, Inc., Class A	2,100	45,255

Forest Products 0.16%		40,902

Weyerhaeuser Company	600	40,902

Gas & Pipeline Utilities 0.04%		9,420

NiSource, Inc.	500	9,420

Healthcare Products 4.67%		1,168,320

Baxter International, Inc.	1,800	98,568

Becton, Dickinson & Company	400	30,776

C.R. Bard, Inc.	200	16,678

Covidien, Ltd. *	475	18,919

Johnson & Johnson	7,700	475,783

Patterson Companies, Inc. *	700	25,746

St. Jude Medical, Inc. *	600	26,142

Stryker Corp.	2,900	193,720

Zimmer Holdings, Inc. *	3,600	281,988

Healthcare Services 3.22%		807,094

Cardinal Health, Inc.	2,000	136,760

Coventry Health Care, Inc. *	400	22,948

Express Scripts, Inc. *	2,100	114,975

Health Net, Inc. *	400	21,916

McKesson Corp.	2,500	143,025

Medco Health Solutions, Inc. *	400	34,180

Quest Diagnostics, Inc.	1,500	82,125

UnitedHealth Group, Inc.	4,700	235,047

WellPoint, Inc. *	200	16,118

See notes to financial statements

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F I N A N C I A L   S T A T E M E N T S

Issuer	Shares	Value

Holdings Companies/Conglomerates 0.08%		$19,435

General Electric Company	500	19,435

Homebuilders 0.20%		49,730

Centex Corp.	200	5,782

D.R. Horton, Inc.	500	7,555

KB Home	100	3,034

Lennar Corp., Class A	500	14,135

Toll Brothers, Inc. *	900	19,224

Hotels & Restaurants 1.84%		459,664

Marriott International, Inc., Class A	1,600	71,072

McDonald’s Corp.	5,100	251,175

Starbucks Corp. *	1,900	52,345

Yum! Brands, Inc.	2,600	85,072

Household Products 0.21%		52,965

Energizer Holdings, Inc. *	500	52,965

Industrial Machinery 0.65%		163,003

Cummins, Inc.	200	23,684

Deere & Company	300	40,818

Ingersoll-Rand Company, Class A	800	41,544

ITT Corp.	400	27,196

Pall Corp.	300	11,439

W.W. Grainger, Inc.	200	18,322

Insurance 6.19%		1,548,647

ACE, Ltd.	600	34,656

Aetna, Inc.	1,400	71,274

AFLAC, Inc.	1,600	85,296

Allstate Corp.	5,300	290,175

Ambac Financial Group, Inc.	800	50,256

American International Group, Inc.	3,800	250,800

Brown & Brown, Inc.	400	10,768

Chubb Corp.	400	20,452

CIGNA Corp.	1,500	77,520

First American Corp.	500	20,915

Hartford Financial Services Group, Inc.	200	17,782

MBIA, Inc.	900	54,000

MetLife, Inc.	700	44,835

MGIC Investment Corp.	500	15,080

Old Republic International Corp.	1,100	20,009

PMI Group, Inc.	800	25,344

Progressive Corp.	2,700	54,918

Prudential Financial, Inc.	700	62,846

Radian Group, Inc.	500	8,820

SAFECO Corp.	800	46,416

The Travelers Companies, Inc.	3,300	166,782

See notes to financial statements

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F I N A N C I A L   S T A T E M E N T S

Issuer	Shares	Value

Insurance (continued)

Torchmark Corp.	500	$30,780

Transatlantic Holdings, Inc.	200	14,166

UnumProvident Corp.	2,200	53,834

W.R. Berkley Corp.	700	20,923

International Oil 9.54%		2,387,267

Anadarko Petroleum Corp.	700	34,286

Chevron Corp.	6,500	570,440

ConocoPhillips	2,400	196,536

Exxon Mobil Corp.	18,500	1,586,005

Internet Retail 0.26%		65,893

Amazon.com, Inc. *	200	15,982

eBay, Inc. *	700	23,870

Expedia, Inc. *	500	14,925

IAC/InterActiveCorp. *	400	11,116

Internet Software 0.22%		54,005

McAfee, Inc. *	700	25,025

VeriSign, Inc. *	900	28,980

Leisure Time 0.29%		71,502

Carnival Corp.	1,200	54,708

MGM MIRAGE *	200	16,794

Life Sciences 0.15%		36,942

Waters Corp. *	600	36,942

Liquor 0.53%		133,380

Anheuser-Busch Companies, Inc.	2,700	133,380

Manufacturing 1.72%		431,424

Danaher Corp.	1,300	100,958

Eaton Corp.	300	28,266

Harley-Davidson, Inc.	3,100	166,749

Honeywell International, Inc.	1,200	67,380

Illinois Tool Works, Inc.	500	29,085

SPX Corp.	200	18,010

Tyco International, Ltd.	475	20,976

Metal & Metal Products 0.21%		52,124

Precision Castparts Corp.	400	52,124

Petroleum Services 0.38%		94,272

Tesoro Petroleum Corp.	800	39,464

Valero Energy Corp.	800	54,808

Pharmaceuticals 8.53%		2,135,218

Abbott Laboratories	1,200	62,292

AmerisourceBergen Corp.	2,300	110,055

Bristol-Myers Squibb Company	1,000	29,150

Forest Laboratories, Inc. *	4,200	158,046

See notes to financial statements

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F I N A N C I A L   S T A T E M E N T S

Issuer	Shares	Value

Pharmaceuticals (continued)

King Pharmaceuticals, Inc. *	1,100	$16,533

Merck & Company, Inc.	17,800	893,026

Pfizer, Inc.	28,100	698,004

Schering-Plough Corp.	5,600	168,112

Publishing 0.75%		186,671

Gannett Company, Inc.	2,800	131,600

McGraw-Hill Companies, Inc.	600	30,276

Tribune Company	900	24,795

Railroads & Equipment 0.06%		15,257

CSX Corp.	100	4,100

Union Pacific Corp.	100	11,157

Retail Grocery 1.10%		274,828

Safeway, Inc.	3,500	111,055

SUPERVALU, Inc.	1,300	54,795

The Kroger Company	4,100	108,978

Retail Trade 12.14%		3,039,305

Abercrombie & Fitch Company, Class A	800	62,960

American Eagle Outfitters, Inc.	2,250	58,118

Bed Bath & Beyond, Inc. *	2,500	86,600

Best Buy Company, Inc.	400	17,580

CarMax, Inc. *	800	18,128

Family Dollar Stores, Inc.	1,200	35,136

Gap, Inc.	500	9,380

Home Depot, Inc.	16,100	616,791

J.C. Penney Company, Inc.	400	27,504

Kohl’s Corp. *	3,700	219,410

Limited Brands, Inc.	1,300	30,108

Lowe’s Companies, Inc.	11,600	360,296

Nordstrom, Inc.	1,200	57,720

PetSmart, Inc.	300	10,410

RadioShack Corp.	1,400	33,278

Ross Stores, Inc.	400	11,132

Sears Holdings Corp. *	100	14,356

Staples, Inc.	3,700	87,875

Target Corp.	3,500	230,755

The TJX Companies, Inc.	1,600	48,784

Tiffany & Company	600	30,798

Walgreen Company	2,500	112,675

Wal-Mart Stores, Inc.	19,700	859,511

See notes to financial statements

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F I N A N C I A L   S T A T E M E N T S

Issuer	Shares	Value

Semiconductors 1.39%		$348,949

Analog Devices, Inc.	800	29,504

Intel Corp.	9,000	231,750

KLA-Tencor Corp.	700	40,229

Novellus Systems, Inc. *	800	21,896

Xilinx, Inc.	1,000	25,570

Software 4.00%		1,000,540

Adobe Systems, Inc. *	300	12,825

BMC Software, Inc. *	400	12,248

Citrix Systems, Inc. *	400	14,540

Intuit, Inc. *	600	16,386

Microsoft Corp.	27,300	784,329

Oracle Corp. *	7,900	160,212

Telecommunications Equipment & Services 1.34%		334,218

Avaya, Inc. *	200	3,366

Verizon Communications, Inc.	7,900	330,852

Telephone 2.42%		605,906

AT&T, Inc.	14,475	577,118

CenturyTel, Inc.	600	28,788

Tires & Rubber 0.11%		27,660

Goodyear Tire & Rubber Company *	1,000	27,660

Tobacco 0.61%		152,284

Altria Group, Inc.	1,200	83,292

UST, Inc.	1,400	68,992

Toys, Amusements & Sporting Goods 0.40%		100,905

Hasbro, Inc.	1,200	33,852

Mattel, Inc.	3,100	67,053

Transportation 0.04%		9,808

C.H. Robinson Worldwide, Inc.	200	9,808

Trucking & Freight 0.48%		120,648

FedEx Corp.	1,100	120,648

See notes to financial statements

U.S. Core Fund

17

F I N A N C I A L   S T A T E M E N T S

	Principal
Issuer, description, maturity date	amount	Value

Short-term investments 0.20%		$49,760

(Cost $49,760)

John Hancock Cash Investment Trust (c)	$49,760	49,760

Repurchase agreements 3.72%		$931,000

(Cost $931,000)

Repurchase Agreement with State Street Corp. dated
8-31-07 at 4.60% to be repurchased at $931,476
on 9-4-07, collateralized by $985,000 Federal
Home Loan Mortgage Corp., 4.00%, due 6-12-13
(valued at $950,525, including interest)	$931,000	931,000

Total investments (Cost $23,456,443) 99.05%		$24,787,264

Other assets in excess of liabilities 0.95%		$238,069

Total net assets 100.00%		$25,025,333

Percentages are stated as a percent of net assets.

* Non-income-producing.

(a) All or a portion of this security was out on loan.

(c) Investment is an affiliate of the Trust’s adviser or subadviser.

See notes to financial statements

U.S. Core Fund

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F I N A N C I A L   S T A T E M E N T S

Financial statements

Statement of assets and liabilities 8-31-07 (unaudited)

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments, at value (Cost $22,475,683) including $48,784
of securities loaned (Note 2)	$23,806,504
Repurchase agreement, at value (Cost $931,000)	931,000
Investments in affiliated issuers, at value (Cost $49,760 (Note 2))	49,760

Total investments, at value (Cost $23,456,443)	24,787,264

Cash	613
Cash collateral at broker for futures contracts	35,000
Receivable for fund shares sold	165,961
Dividends and interest receivable	56,092
Receivable for futures variation margin	6,040
Receivable due from adviser	55,995
Other assets	7,105

Total assets	25,114,070

Liabilities

Payable for fund shares repurchased	3,356
Payable upon return of securities loaned (Note 2)	49,760
Payable to affiliates
Fund administration fees	387
Transfer agent fees	1,386
Distribution and service fees	340
Other payables and accrued expenses	33,508

Total liabilities	88,737

Net assets

Capital paid-in	$22,705,452
Accumulated undistributed net realized gain on investments and futures contracts	884,426
Net unrealized appreciation on investments and futures contracts	1,321,742
Undistributed net investment income	113,713

Net assets	$25,025,333

Net asset value per share

Based on net asset values and shares outstanding — The Fund has an unlimited number of shares authorized with no par value.
Class A ($20,594,054 ÷ 903,823 shares)	$22.79
Class B ($348,207 ÷ 15,362 shares)[1]	$22.67
Class C ($3,839,556 ÷ 169,372 shares)[1]	$22.67
Class I ($128,607 ÷ 5,627 shares)	$22.85[2]
Class R1 ($114,909 ÷ 5,062 shares)	$22.70

Maximum offering price per share

Class A3 ($22.79 ÷ 95%)	$23.99

1 Redemption price is equal to net asset value less any applicable contingent deferred sales charges.

2 Net assets and shares outstanding have been rounded for presentation purposes. The net asset value is as reported on August 31, 2007.

3 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements

U.S. Core Fund

19

F I N A N C I A L   S T A T E M E N T S

Statement of operations For the period ended 8-31-07 (unaudited)1

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends	$241,843
Interest	23,084

Total investment income	264,927

Expenses

Investment management fees (Note 3)	95,167
Distribution and service fees (Note 3)	51,626
Transfer agent fees (Note 3)	9,904
Fund administration fees (Note 3)	3,404
Audit and legal fees	65,372
Blue sky fees (Note 3)	45,816
Custodian fees	16,687
Registration and filing fees	12,207
Printing and postage fees (Note 3)	5,440
Trustees’ fees (Note 3)	686
Miscellaneous	218

Total expenses	306,527
Less expense reductions (Note 3)	(123,642)

Net expenses	182,885

Net investment income	82,042

Realized and unrealized gain (loss)

Net realized gain on
Investments	509,504
Futures contracts	38,089
547,593
Change in net unrealized appreciation (depreciation) of
Investments	(79,687)
Futures contracts	(3,529)
(83,216)

Net realized and unrealized gain	464,377

Increase in net assets from operations	$546,419

1 Semiannual period from 3-1-07 to 8-31-07.

See notes to financial statements

U.S. Core Fund

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F I N A N C I A L   S T A T E M E N T S

Statement of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Period	Period
	ended1	ended2
	2-28-07	8-31-07

Increase in net assets

From operations
Net investment income	$98,228	$82,042
Net realized gain	531,494	547,593
Change in net unrealized appreciation (depreciation)	1,404,958	(83,216)

Increase in net assets resulting from operations	2,034,680	546,419

Distributions to shareholders
From net investment income
Class A	(75,450)	—
Class B	(174)	—
Class C	(2,087)	—
Class I	(737)	—
Class R1	(400)	—
From net realized gain
Class A	(165,121)	—
Class B	(2,107)	—
Class C	(25,345)	—
Class I	(1,098)	—
Class R1	(990)	—

Total distributions	(273,509)	—

From Fund share transactions	21,350,742	1,367,001

Total increase	23,111,913	1,913,420

Net assets

Beginning of period	—	23,111,913

End of period[3]	$23,111,913	$25,025,333

1 Period from 6-12-06 (commencement of operations) to 2-28-07.

2 Semiannual period from 3-1-07 to 8-31-07. Unaudited.

3 Includes undistributed net investment income of $31,671 and $113,713, respectively.

See notes to financial statements

U.S. Core Fund

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F I N A N C I A L   S T A T E M E N T S

Financial highlights

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES

Period ended	2-28-07[1]	8-31-07[2]

Per share operating performance

Net asset value, beginning of period	$20.00	$22.24
Net investment income[3]	0.12	0.09
Net realized and unrealized
gain on investments	2.41	0.46
Total from investments operations	2.53	0.55
Less distributions
From net investment income	(0.09)	—
From net realized gain	(0.20)	—
	(0.29)	—
Net asset value, end of period	$22.24	$22.79
Total return[4,5,6] (%)	12.64	2.47

Ratios and supplemental data

Net assets, end of period (in millions)	$19	$21
Ratio of net expenses to average
net assets[9] (%)	1.34	1.35
Ratio of gross expenses to average
net assets[8,9] (%)	1.93	2.05
Ratio of net investment income
to average net assets[9] (%)	0.76	0.77
Portfolio turnover[6] (%)	36	30

See notes to financial statements

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22

F I N A N C I A L   S T A T E M E N T S

Financial highlights

CLASS B SHARES

Period ended	2-28-07[1]	8-31-07[2]

Per share operating performance

Net asset value, beginning of period	$20.00	$22.20
Net investment income[3]	0.02	0.01
Net realized and unrealized
gain on investments	2.40	0.46
Total from investments operations	2.42	0.47
Less distributions
From net investment income	(0.02)	—
From net realized gain	(0.20)	—
	(0.22)	—
Net asset value, end of period	$22.20	$22.67
Total return[4,5,6] (%)	12.07	2.12

Ratios and supplemental data

Net assets, end of period (in millions)	—[7]	—[7]
Ratio of net expenses to average
net assets[9] (%)	2.04	2.05
Ratio of gross expenses to average
net assets[8,9] (%)	13.58	8.35
Ratio of net investment income
to average net assets[9] (%)	0.12	0.08
Portfolio turnover[6] (%)	36	30

See notes to financial statements

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F I N A N C I A L   S T A T E M E N T S

Financial highlights

CLASS C SHARES

Period ended	2-28-07[1]	8-31-07[2]

Per share operating performance

Net asset value, beginning of period	$20.00	$22.21
Net investment income[3]	0.03	0.01
Net realized and unrealized
gain on investments	2.40	0.45
Total from investments operations	2.43	0.46
Less distributions
From net investment income	(0.02)	—
From net realized gain	(0.20)	—
	(0.22)	—
Net asset value, end of period	$22.21	$22.67
Total return[4,5,6] (%)	12.12	2.07

Ratios and supplemental data

Net assets, end of period (in millions)	$3	$4
Ratio of net expenses to average
net assets[9] (%)	2.04	2.05
Ratio of gross expenses to average
net assets[8,9] (%)	3.82	3.21
Ratio of net investment income
to average net assets[9] (%)	0.16	0.07
Portfolio turnover[6] (%)	36	30

See notes to financial statements

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F I N A N C I A L   S T A T E M E N T S

Financial highlights

CLASS I SHARES

Period ended	2-28-07[1]	8-31-07[2]

Per share operating performance

Net asset value, beginning of period	$20.00	$22.26
Net investment income[3]	0.18	0.14
Net realized and unrealized
gain on investments	2.41	0.45
Total from investments operations	2.59	0.59
Less distributions
From net investment income	(0.13)	—
From net realized gain	(0.20)	—
	(0.33)	—
Net asset value, end of period	$22.26	$22.85
Total return[4,5,6] (%)	12.95	2.65

Ratios and supplemental data

Net assets, end of period
(in millions)	—[7]	—[7]
Ratio of net expenses to average
net assets[9] (%)	0.95	0.95
Ratio of gross expenses to average
net assets[8,9] (%)	17.83	15.77
Ratio of net investment income
to average net assets[9] (%)	1.16	1.17
Portfolio turnover[6] (%)	36	30

See notes to financial statements

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F I N A N C I A L   S T A T E M E N T S

Financial highlights

CLASS R1 SHARES

Period ended	2-28-07[1]	8-31-07[2]

Per share operating performance

Net asset value, beginning of period	$20.00	$22.20
Net investment income[3]	0.06	0.05
Net realized and unrealized
gain on investments	2.42	0.45
Total from investments operations	2.48	0.50
Less distributions
From net investment income	(0.08)	—
From net realized gain	(0.20)	—
	(0.28)	—
Net asset value, end of period	$22.20	$22.70
Total return[4,5,6] (%)	12.38	2.25

Ratios and supplemental data

Net assets, end of period
(in millions)	—[7]	—[7]
Ratio of net expenses to average
net assets[9] (%)	1.69	1.70
Ratio of gross expenses to average
net assets8.9 (%)	21.12	18.53
Ratio of net investment income
to average net assets[9] (%)	0.41	0.42
Portfolio turnover rate[6] (%)	36	30

1 Class A, Class B, Class C, Class I and Class R1 shares began operations on 6-12-06.

2 Semiannual period from 3-1-07 to 8-31-07. Unaudited.

3 Based on the average of the shares outstanding.

4 Assumes dividend reinvestment.

5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

6 Not annualized.

7 Less than $500,000.

8 Does not take into consideration expense reductions during the periods shown.

9 Annualized.

See notes to financial statements

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Notes to financial statements (unaudited)

1. Organization

John Hancock U.S. Core Fund (the Fund) is a newly organized diversified series of John Hancock Funds III (the Trust). The Trust was established as a Massachusetts business trust on June 9, 2005. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end investment management company. The investment objective of the Fund is to seek high total return.

John Hancock Life Insurance Company of New York (John Hancock New York) is a wholly owned subsidiary of John Hancock Life Insurance Company (U.S.A.) (John Hancock USA). John Hancock USA and John Hancock New York are indirect wholly owned subsidiaries of The Manufacturers Life Insurance Company (Manulife), which in turn is a wholly owned subsidiary of Manulife Financial Corporation (MFC), a publicly traded company. MFC and its subsidiaries are known collectively as “Manulife Financial.”

John Hancock Investment Management Services, LLC (the Adviser) a Delaware limited liability company controlled by John Hancock USA, serves as investment adviser for the Trust and John Hancock Funds, LLC (the Distributor), a Delaware limited liability company, an affiliate of the Adviser, serves as principal underwriter.

The Board of Trustees have authorized the issuance of multiple classes of shares of the Fund, including classes designated as Class A, Class B, Class C, Class I, Class R1, Class 1, Class 3 and Class NAV shares. The shares of each class represent an interest in the same portfolio of investments of the Fund, and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Board of Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission (SEC) and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan. Class B shares will convert to Class A shares eight years after purchase.

The Adviser and other subsidiaries of John Hancock USA owned 739,443, 5,048, 5,074 and 5,062 shares of beneficial interest of Class A, Class B, Class I and Class R1, respectively, of the Fund on August 31, 2007.

2. Significant accounting policies

In the preparation of the financial statements, the Fund follows the policies described below. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

Security valuation

The net asset value of the shares of Class A, Class B, Class C, Class I and Class R1 of the Fund is determined daily as of the close of the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Short-term debt instruments with remaining maturities of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. Investments in John Hancock Cash Investment Trust (JHCIT), an affiliate of John Hancock Advisers, LLC (JHA), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of MFC, are valued at their net asset value each business day. All other securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated

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27

quote if no sale has occurred) as of the close of business on a principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Securities for which there are no such quotations, principally debt securities, are valued based on the valuation provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Other assets and securities for which no such quotations are readily available are valued at their fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of a Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will then be valued at their fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Repurchase agreements

The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement through its custodian, it receives delivery of securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is generally at least 102% of the repurchase amount. The Fund will take constructive receipt of all securities underlying the repurchase agreements it has entered into until such agreements expire. If the seller defaults, the Fund would suffer a loss to the extent that proceeds from the sale of underlying securities were less than the repurchase amount. The Fund may enter into repurchase agreements maturing within seven days with domestic dealers, banks or other financial institutions deemed to be credit-worthy by the Adviser. Collateral for certain tri-party repurchase agreements is held at the custodian bank in a segregated account for the benefit of the Fund and the counterparty.

Security transactions and related investment income

Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date. Foreign dividends are recorded on the ex-date or when the Fund becomes aware of the dividends from cash collections. Discounts/premiums are accreted/amortized for financial reporting purposes. Non-cash dividends are recorded at the fair market value of the securities received. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful, based upon consistently applied procedures.

From time to time, the Fund may invest in Real Estate Investment Trusts (REITs) and, as a result, will estimate the components of distributions from these securities. Distributions from REITs received in excess of income are recorded as a reduction of cost of investments and/or as a realized gain.

The Fund uses the First In, First Out method for fixed-income securities and Highest Cost, First Out for all other securities for determining realized gain or loss on investments for both financial and federal income tax reporting purposes.

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Multi-class allocations

All income, expenses (except for class-specific expenses) and realized and unrealized gains (losses) are allocated to each class of shares based upon the relative net assets of each class. Dividends to shareholders from net investment income are determined at a class level and distributions from capital gains are determined at a Fund level.

Expense allocation

Expenses are allocated based on the relative share of net assets of the Fund at the time the expense was incurred. Class-specific expenses, such as distribution (Rule 12b-1) fees, are accrued daily and charged directly to the respective share classes.

Securities lending

The Fund may lend securities in amounts up to 33 1 / 3 % of the Fund’s total assets. Such loans are callable at any time and are at all times fully secured by cash, cash equivalents or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities and marked-to-market on a daily basis. The Fund may bear the risk of delay in recovery of, or even of rights in, the securities loaned should the borrower of the securities fail financially. The Fund receives compensation for lending its securities either in the form of fees and/or by retaining a portion of interest on the investment of any cash received as collateral. The Fund invests in cash collateral received in connection with securities lending transactions in JHCIT, a Delaware common law trust and an affiliated fund. JHCIT is exempt from registration under Section 3(c)(7) of the 1940 Act (pursuant to exemptive order issued by the SEC) and is managed by the Adviser, for which the Adviser receives an investment advisory fee of 0.04% of the average daily net assets of JHCIT.

All collateral received will be in an amount equal to at least 100% of the market value of the loaned securities and is intended to be maintained at that level during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund the next business day. During the loan period, the Fund continues to retain rights of ownership, including dividends and interest of the loaned securities. At August 31, 2007, the Fund loaned securities having a market value of $48,784 collateralized by securities in the amount of $49,760.

Futures

The Fund may purchase and sell financial futures contracts and options on those contracts. The Fund invests in contracts based on financial instruments, such as U.S. Treasury Bonds or Notes, or on securities indexes, such as the Standard & Poor’s 500 Index, in order to hedge against a decline in the value of securities owned by the Fund.

Initial margin deposits required upon entering into futures contracts are satisfied by the delivery of specific securities or cash as collateral to the broker (the Funds’ agent in acquiring the futures position). If the position is closed out by taking an opposite position prior to the settlement date of the futures contract, a final determination of variation margin is made, cash is required to be paid to or released by the broker and the Fund realizes a gain or loss.

When the Fund sells a futures contract based on a financial instrument, the Fund becomes obligated to deliver that kind of instrument at an agreed upon date for a specified price. The Fund realizes a gain or loss depending on whether the price of an offsetting purchase is less or more than the price of the initial sale or on whether the price of an offsetting sale is more or less than the price of the initial purchase. The Fund could be exposed to risks if it could not close out futures positions because of an illiquid secondary market or the inability of counterparties to meet the terms of their contracts. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

The following is a summary of open futures contracts on August 31, 2007:

	NUMBER OF			UNREALIZED
OPEN CONTRACTS	CONTRACTS	POSITION	EXPIRATION	DEPRECIATION

S&P 500 Index	8	Long	Sep 2007	($9,079)

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29

Federal income taxes

The Fund qualifies as a “regulated investment company” by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income. Therefore, no federal income tax provision is required.

New accounting pronouncements

In June 2006, Financial Accounting Standards Board (FASB) Interpretation No. 48, Accounting for Uncertainty in Income Taxes (the Interpretation), was issued and is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the effective date. This Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return, and requires certain expanded disclosures. Management has evaluated the application of this Interpretation to the Fund and does not believe there is a material impact resulting from the adoption of this Interpretation on the Fund’s financial statements.

In September 2006, FASB Standard No. 157, Fair Value Measurements (FAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishing a framework for measuring fair value and expands disclosure about fair value measurements. Management is currently evaluating the application of FAS 157 to the Fund and its impact, if any, resulting from the adoption of FAS 157 on the Fund’s financial statements.

Distribution of income and gains

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. There were no distributions during the period ended August 31, 2007. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Capital accounts

The Fund reports the undistributed net investment income and accumulated undistributed net realized gain (loss) accounts on a basis approximating amounts available for future tax distributions (or to offset future taxable realized gains when a capital loss carryforward is available). Accordingly, the Fund may periodically make reclassifications among certain capital accounts without affecting its net asset value.

3. Investment advisory and other agreements

Advisory fees

The Trust has entered into an Investment Advisory Agreement with the Adviser. The Adviser is responsible for managing the corporate and business affairs of the Trust and for selecting and compensating subadvisers to handle the investment of the assets of the Fund, subject to the supervision of the Trust’s Board of Trustees. Under the Advisory Agreement the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.78% of the first $500,000,000 of the Fund’s aggregate daily net assets; (b) 0.76% of the next $500,000,000 of the Fund’s aggregate daily net assets; (c) 0.75% of the next $1,500,000,000 of the Fund’s aggregate daily net assets; and (d) 0.74% of the Fund’s aggregate daily net assets in excess of $2,500,000,000. Aggregate net assets include the net assets of the Fund, the U.S. Core Trust, Growth and Income Trust, and a portion of the net assets of the Managed Trust Series of John Hancock Trust, the U.S. Core Fund, a series of John Hancock Funds II, that are subadvised by Grantham, Mayo, Van Otterloo & Co. LLC. The Adviser has a subadvisory agreement with Grantham, Mayo, Van Otterloo & Co. LLC. The Fund is not responsible for payment of the subadvisory fees.

Expense reimbursements

The Adviser has agreed contractually to reimburse for certain fund level expenses

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that exceed 0.10% of the average annual net assets, or to make a payment to a specific class of shares of the Fund in an amount equal to the amount by which the expenses attributable to such class of shares (excluding taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business and fees under any agreement or plans of the Fund dealing with services for shareholders and others with beneficial interests in shares of the Fund) exceed the percentage of average annual net assets (on an annualized basis) attributable as follows: 1.35% for Class A, 2.05% for Class B, 2.05% for Class C, 0.95% for Class I and 1.45% for Class R1. Accordingly, the expense reductions related to this expense limitation amounted to $72,507, $10,415, $21,161, $9,698 and $9,861 for Class A, Class B, Class C, Class I and Class R1, respectively, for the period ended August 31, 2007. This expense reimbursement shall continue in effect until June 30, 2008 and thereafter until terminated by the Adviser on notice to the Trust.

Administration fees

The Fund has an agreement with the Adviser that requires the Fund to reimburse the Adviser for all expenses associated with providing the administrative, financial, accounting and recordkeeping services of the Fund, including the preparation of all tax returns, annual, semiannual and periodic reports to shareholders and the preparation of all regulatory reports. These expenses are allocated based on the relative net assets of each class. The compensation for the period amounted to $3,404 with an effective rate of 0.03% of the Fund’s average daily net asset value.

Distribution plan

The Trust has a Distribution Agreement with the Distributor. The Fund has adopted Distribution Plans with respect to Class A, Class B, Class C and Class R1, pursuant to Rule 12b-1 under the 1940 Act, to reimburse the Distributor for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to the Distributor at an annual rate not to exceed 0.30%, 1.00%, 1.00% and 0.50% of average daily net asset value of Class A, Class B, Class C and Class R1, respectively. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the Financial Industry Regulatory Authority (formerly the National Association of Securities Dealers). Under the Conduct Rules, curtailment of a portion of the Fund’s 12b-1 payments could occur under certain circumstances. In addition, under a Service Plan for Class R1 shares, the Fund pays up to 0.25% of Class R1 average daily net asset value for certain other services.

Sales charges

Class A shares are assessed up-front sales charges of up to 5.00% of net asset value of such shares. During the period ended August 31, 2007, the Fund was informed that the Distributor received net up-front sales charges of $85,504 with regard to sales of Class A shares. Of this amount, $13,381 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $72,081 was paid as sales commissions to unrelated broker-dealers and $42 was paid as sales commissions to sales personnel of Signator Investors, Inc. (Signator Investors), a related broker-dealer, an indirect subsidiary of MFC.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge (CDSC) at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to the Distributor and are used, in whole or in part, to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the period ended August 31, 2007, CDSCs received by the Distributor amounted to $148 for Class B shares and $23 for Class C shares.

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Transfer agent fees

The Fund has a Transfer Agency Agreement with John Hancock Signature Services, Inc. (Signature Services), an indirect subsidiary of MFC. For Class A, Class B, Class C, Class I and Class R1 shares, the Fund pays a monthly transfer agent fee at an annual rate of 0.05% of each class’ average daily net assets, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses. Expenses not directly attributable to a particular class of shares are aggregated and allocated to each class on the basis of its relative net asset value.

Signature Services has agreed to limit the transfer agent fees so that such fees do not exceed 0.20% annually of Class A, Class B, Class C, Class I and Class R1 share average daily net assets. This agreement is effective until December 31, 2007. Signature Services reserves the right to terminate this limitation in the future. Accordingly, there were no transfer agent fee reductions for Class A, Class B, Class C, Class I and Class R1 shares, respectively, during the period ended August 31, 2007.

Expenses under the agreements described above for the period ended August 31, 2007, were as follows:

	Distribution and	Transfer	Blue sky	Printing and
Share class	service fees	agent fees	fees	postage fees

Class A	$31,155	$7,269	$9,348	$4,472
Class B	1,659	332	9,119	106
Class C	18,372	2,241	9,117	332
Class I	—	33	9,116	161
Class R1	440	29	9,116	369
Total	$51,626	$9,904	$45,816	$5,440

Trustees’ fees

The Trust compensates each Trustee who is not an employee of the Adviser or its affiliates. Total Trustees’ expenses are allocated to the Fund based on its average daily net asset value.

4. Guarantees and indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

5. Line of credit

The Fund has entered into an agreement which enables it to participate in a $100 million unsecured committed line of credit with State Street Corporation. Borrowings will be made solely to temporarily finance the repurchase of capital shares. Interest is charged to the Fund based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.50% . In addition, a commitment fee of 0.07% per annum, payable at the end of each calendar quarter, based on the average daily-unused portion of the line of credit, is charged to the Fund on a prorated basis based on average net assets. For the period ended August 31, 2007, there were no borrowings under the line of credit.

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6. Capital shares

Share activities for the Fund for the periods ended February 28, 2007 and August 31, 2007 were as follows:

	Period ended 2-28-07[1]		Period ended 8-31-07[2]
	Shares	Amount	Shares	Amount
Class A

Sold	864,514	$17,543,185	61,751	$1,418,572
Distributions reinvested	10,725	239,263	—	—
Repurchased	(2,906)	(65,923)	(30,261)	(702,045)
Net increase	872,333	$17,716,525	31,490	$716,527

Class B

Sold	13,046	$278,326	3,424	$78,289
Distributions reinvested	94	2,087	—	—
Repurchased	(292)	(6,586)	(910)	(21,220)
Net increase	12,848	$273,827	2,514	$57,069

Class C

Sold	147,710	$3,240,381	26,940	$618,372
Distributions reinvested	1,205	26,878	—	—
Repurchased	(5,402)	(121,094)	(1,081)	(24,967)
Net increase	143,513	$3,146,165	25,859	$593,405

Class I

Sold	5,545	$111,000	—	—
Distributions reinvested	82	1,835	—	—
Net increase	5,627	$112,835	—	—

Class R1

Sold	5,000	$100,000	—	—
Distributions reinvested	62	1,390	—	—
Net increase	5,062	$101,390	—	—

Net increase	1,039,383	$21,350,742	59,865	$1,367,001

1Period from 6-12-06 (commencement of operations) to 2-28-07.

2Semiannual period from 3-1-07 to 8-31-07. Unaudited.

7. Investment transactions

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the year ended August 31, 2007, aggregated $8,203,890 and $7,137,233, respectively.

The cost of investments owned on August 31, 2007, including short-term investments, for federal income tax purposes, was $23,466,253. Gross unrealized appreciation and depreciation of investments aggregated $2,158,082 and $837,071, respectively, resulting in net unrealized appreciation of $1,321,011. The difference between book basis and tax basis net unrealized appreciation of investments is attributable primarily to the tax deferral of losses on certain sales of securities.

8. Federal income tax information

Federal income tax regulations may differ from generally accepted accounting principles and income and capital gain distributions determined in accordance with tax regulations may differ from net investment income and realized gains recognized for financial reporting purposes.

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Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

This section describes the evaluation by the Board of Trustees of the Advisory Agreement and each of the Subadvisory Agreements.

Evaluation by the Board of Trustees

The Board, including all of the Trustees who are not “interested persons” as defined in the Investment Company Act of 1940, as amended (the Independent Trustees), is responsible for selecting the Trust’s investment adviser, John Hancock Investment Management Services, LLC (the Adviser or JHIMS), approving the Adviser’s selection of subadvisers for each series of the Trust (the Funds) and approving the Trust’s advisory and subadvisory agreements (and any sub-subadvisory agreements), their periodic continuation and any amendments. Consistent with SEC rules, the Board regularly evaluates the Trust’s advisory and subadvisory (and sub-subadvisory) arrangements, including consideration of the factors listed below. The Board may also consider other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry) and does not treat any single factor as determinative, and each Trustee may attribute different weights to different factors. The Board is furnished with an analysis of its fiduciary obligations in connection with its evaluation and, throughout the evaluation process, the Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel. The factors regularly considered by the Board are:

1. the nature, extent and quality of the services to be provided by the Adviser to the Trust and by the subadvisers to the Funds;

2. the investment performance of the Funds and their subadvisers;

3. the extent to which economies of scale would be realized as a Fund grows and whether fee levels reflect these economies of scale for the benefit of Trust shareholders;

4. the costs of the services to be provided and the profits to be realized by the Adviser and its affiliates (including any subadvisers that are affiliated with the Adviser) from the Adviser’s relationship with the Trust; and

5. comparative services rendered and comparative advisory and subadvisory fee rates.

The Board believes that information relating to all these factors is relevant to its evaluation of the Trust’s advisory agreement. With respect to its evaluation of subadvisory agreements (including sub-subadvisory agreements) the Board believes that, in view of the Trust’s “manager of managers” advisory structure, the costs of services to be provided and the profits to be realized by those subadvisers that are not affiliated with the Adviser from their relationship with the Trust generally are not a material factor to the Board’s consideration of subadvisory agreements because such fees are paid to subadvisers by the Adviser and not by the Funds, and because the Board relies on the ability of the Adviser to negotiate such subadvisory fees at arm’s-length.

In evaluating subadvisory arrangements, the Board also considers other material business relationships that unaffiliated subadvisers and their affiliates have with the Adviser or its affiliates, including the involvement by certain affiliates of certain subadvisers in the distribution of financial products, including shares of the Trust, offered by the Adviser and other affiliates of the Adviser (Material Relationships).

Approval of Advisory Agreement

At its meeting on June 5, 2007, the Board, including all the Independent Trustees, approved the Advisory Agreement between the Trust and JHIMS with respect to each of the Funds.

In approving the Advisory Agreement, and with reference to the factors which it regularly considers, the Board:

(1) (a) considered the high value to the Trust of continuing the relationship with JHIMS as the Trust’s Adviser to the other John Hancock Funds, the skills and competency with which JHIMS

34

has in the past managed the affairs and subadvisory relationships of other funds in the complex, JHIMS’s oversight and monitoring of subadvisers’ investment performance and compliance programs including its timelines in responding to performance issues and the qualifications of JHIMS’s personnel,

(b) considered JHIMS’s compliance policies and procedures and its responsiveness to regulatory changes and mutual fund industry developments, and

(c) JHIMS’s administrative capabilities, including its ability to supervise the other service providers for the Funds and concluded that JHIMS may reasonably be expected to ably perform its services under the Advisory Agreement.

(2) reviewed the investment performance of portfolios that are managed comparable to the Funds; the comparative performance of their respective benchmarks; and JHIMS’ analysis of such performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally and with respect to the Funds; and concluded that each of the comparably managed funds has performed well or within a range that the Board deemed competitive, and that JHIMS may reasonably be expected to ably monitor the performance of the Funds and their subadvisers;

(3) reviewed the Trust’s advisory fee structure and the incorporation therein of any subadvisory fee breakpoints in the advisory fees charged and concluded (i) that to the extent that Funds have subadvisory fees with breakpoints, those breakpoints are reflected as breakpoints in the advisory fees for Funds, (ii) that all Funds with a subadviser that is not affiliated with the Adviser have subadvisory fees which are the product of arm’s-length negotiations between the Adviser and the subadviser and which in many, but not all, cases contain breakpoints, and (iii) that, although economies of scale cannot be measured with precision, these arrangements permit shareholders of Funds with advisory fee breakpoints to benefit from economies of scale if those Funds grow;

(4) (a) reviewed the financial statements of JHIMS and John Hancock Life Insurance Company (U.S.A.) (JHLICO (U.S.A.));

(b) reviewed the anticipated profitability of the JHIMS’s relationship with the Funds in terms of the fees it expects to receive with respect to the Funds and whether JHIMS has the financial ability to provide a high level of services to the Funds,

(c) considered that JHIMS derives reputational and other indirect benefits from providing advisory services to the Funds, and

(d) noted that JHIMS will pay the subadvisory fees out of the advisory fees JHIMS receives from the Funds and concluded that the advisory fees paid by the Trust with respect to the Funds are not unreasonable in light of such information; and

(5) reviewed comparative information with respect to the advisory fee rates and concluded that the anticipated advisory fees for the Funds are within the range of those incurred by other comparable funds and that the advisory structure for the Funds is thus competitive within the industry.

Additional information that the Board considered for a particular Fund is set forth in Appendix A.

Approval of Subadvisory Agreements

At its meeting on June 5, 2007, the Board, including all the Independent Trustees, approved the Subadvisory Agreements.

In making its determination with reference to these respective factors, the Board reviewed:

(i) information relating to each subadviser’s business which included information

35

such as: business performance, assets under management, financial stability and personnel;

(ii) the investment performance of the subadviser’s portfolio managed comparably to the Fund to be managed by the subadviser and comparative performance information relating to the benchmark;

(iii) the proposed subadvisory fee for each Fund to be managed by the subadviser and comparative fee information; and

(iv) information relating to the nature and scope of Material Relationships and their significance to the Adviser and the subadvisers.

The Board’s decision to approve each Subadvisory Agreement was based on a number of determinations, including the following:

(1) The subadviser has extensive experience and demonstrated skills as a manager and may be expected to provide a high quality of investment personnel to each Fund;

(2) Although not without variation, the current and historical performance of the portfolios of the Subadviser managed comparably to the Fund to be managed by the Subadviser has been within a competitive range of the current and historical performance of these portfolios’ respective benchmark (see Appendix A for further information on performance);

(3) The subadvisory fees are within industry norms and are the product of arm’s-length negotiation between the Adviser and the subadviser; and

(4) The Material Relationships consist of arrangements in which unaffiliated subadvisers or their affiliates provide advisory, distribution or management services in connection with financial products sponsored by the Trust’s adviser or its affiliates, which may include other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans, and which in no case contained elements which would cause the Board to conclude that approval of the subadvisory agreement with the subadviser would be inappropriate. See (5) below for information relating to the business arrangement between the Trust’s Adviser and GMO.

(5) As a part of the overall business arrangement between the Adviser and GMO under which the Adviser has obtained exclusive rights to certain GMO investment management services for up to five years, the Adviser has agreed that under certain circumstances it (and not the Trust or the particular Fund) will pay GMO a specified amount (ranging from $1 to $12 million) if the subadvisory agreement with respect to any of the following Funds to be subadvised by GMO is terminated within a five-year period from the date of its effectiveness: U.S. Core Fund, Active Value Fund, Intrinsic Value Fund, Growth Fund, International Core Fund, International Growth Fund, Global Fund, Value Opportunities Fund, Growth Opportunities Fund and U.S. Quality Equity Fund.

The Adviser has also agreed that, subject to its fiduciary duties as an investment adviser to each of these Funds and its shareholders, it will not recommend to the Board of Trustees to terminate the subadvisory agreement with respect to any of the Funds or to reduce any of the fees payable thereunder to GMO for a five-year period from the date of effectiveness of the agreement. Substantially similar agreements (with varying amounts to be paid upon termination) also apply with respect to certain other John Hancock funds that are or will be advised by the Adviser and subadvised by GMO. The Trust is not a party to any of these arrangements, and they are not binding upon the Trust, the Trust’s Funds subadvised by GMO or the Board of Trustees. However, these arrangements present certain conflicts of interest because the Adviser has a financial incentive to support the continuation of GMO subadvisory agreements for as long as the termination provisions described above remain in effect. In approving the Advisory Agreement and the subadvisory agreement with respect to each of the Funds subadvised by GMO, the

36

Board of Trustees, including the Independent Trustees, was aware of and considered these potential conflicts of interest, including any financial obligations of the Adviser to GMO.

The Board concluded that, notwithstanding the potential conflicts of interest, approval of the Advisory Agreement and the subadvisory agreements with GMO is in the best interests of shareholders and contract owners in view of (i) the Adviser’s fiduciary duty and the Board’s fiduciary duty and ability to monitor potential conflicts, (ii) the benefits to shareholders and contract owners generally expected from the exclusive rights to certain GMO investment management services obtained by the Adviser for the benefit of certain Funds of the Trust and other John Hancock funds and (iii) the benefits to such Funds of the Trust expected from the subadvisory services of GMO.

Additional information that the Board considered for a particular fund is set forth in Appendix A.

Appendix A

Estimated Fees
Fund	Performance	and Expenses	Comments

U.S. Core	See Comments.	Subadvisory fees	The Board noted
		for this Fund were	that the Fund
		higher than the peer	commenced opera-
		group median.	tions in June 2006
and has a limited
		Advisory fees for	performance history.
this Fund were
higher than the peer
group median.

Total expenses for
this Fund were
lower than the peer
group median.

37

Why John Hancock Funds?

For more than three decades, John Hancock Funds has been helping individual, corporate and institutional clients reach their most important financial goals. With so many fund companies to choose from, why should you invest with us?

► A name you know and trust

When you invest with John Hancock Funds, you are investing with one of the most recognized and respected names in the financial services industry. Our parent company has been helping individuals and institutions increase and protect wealth since 1862.

► Solutions across the investing spectrum

We offer equity, income, international, sector and asset allocation investment solutions managed by leading institutional money managers. Each of our funds utilizes a disciplined, team approach to portfolio management and research, leveraging the expertise of seasoned investment professionals.

► Committed to you

Our shareholders come first. We work hard to provide you with the products you need to build a solid financial foundation. We’re proud to offer you award-winning services and tools, like the www.jhfunds.com Web site, to help you every step of the way.

For immediate insight and answers,
turn to www.jhfunds.com

Discover the new and improved www.jhfunds.com.

■ View accounts, statements and fund information.

■ Access college and retirement planning calculators and investment education.

■ Gain investment ideas, expand your knowledge and become a more informed investor.

This is just the beginning of how much you can do.

Now is the ideal time to experience our Web site that received the following recognition in 2006:

“Best Innovation: Redesigned Web Site” by the Mutual Fund Education Alliance.

“Outstanding Web Site” by the Web Marketing Association.

“Creative excellence on the Web, Silver Award winner” by W3.

Discover convenience and comprehensive resources at one
easy-to-access location. Your financial professional can steer you to the tools that will help you the most and enable you to transform your knowledge into action.

See how far www.jhfunds.com can take you!

For more information

The Fund’s proxy voting policies, procedures and records are available without charge, upon request:

By phone	On the Fund’s Web site	On the SEC’s Web site
1-800-225-5291	www.jhfunds.com/proxy	www.sec.gov

Trustees	Charles A. Rizzo	Principal distributor
Ronald R. Dion, Chairman	Chief Financial Officer	John Hancock Funds, LLC
James R. Boyle†		601 Congress Street
James F. Carlin	Gordon M. Shone	Boston, MA 02210-2805
William H. Cunningham	Treasurer
Charles L. Ladner*		Custodian
Dr. John A. Moore*	John G. Vrysen	State Street Bank & Trust Co.
Patti McGill Peterson*	Chief Operating Officer	2 Avenue de Lafayette
Steven R. Pruchansky		Boston, MA 02111
*Members of the Audit Committee	Investment adviser
†Non-Independent Trustee	John Hancock Investment	Transfer agent
	Management Services, LLC	John Hancock Signature
Officers	601 Congress Street	Services, Inc.
Keith F. Hartstein	Boston, MA 02210-2805	One John Hancock Way,
President and		Suite 1000
Chief Executive Officer	Subadviser	Boston, MA 02217-1000
Grantham, Mayo,
Thomas M. Kinzler	Van Otterloo & Co. LLC	Legal counsel
Secretary and Chief Legal Officer	40 Rowes Wharf	Kirkpatrick & Lockhart
	Boston, MA 02110	Preston Gates Ellis LLP
Francis V. Knox, Jr.		One Lincoln Street
Chief Compliance Officer		Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com

Mail	Regular mail:	Express mail:
	John Hancock	John Hancock
	Signature Services, Inc.	Signature Services, Inc.
	One John Hancock Way, Suite 1000	Mutual Fund Image Operations
	Boston, MA 02217-1000	380 Stuart Street
Boston, MA 02116

Phone	Customer service representatives	1-800-225-5291
	EASI-Line	1-800-338-8080
	TDD line	1-800-554-6713

A listing of month-end portfolio holdings is available on our Web site, www.jhfunds.com. A more detailed portfolio holdings summary is available on a quarterly basis 60 days after the fiscal quarter on our Web site or upon request by calling 1-800-225-5291, or on the SEC’s Web site, www.sec.gov.

40

J O H N   H A N C O C K   F A M I L Y   O F   F U N D S

EQUITY	INTERNATIONAL/GLOBAL
Balanced Fund	Global Opportunities Fund
Classic Value Fund	Global Shareholder Yield Fund
Classic Value Fund II	Greater China Opportunities Fund
Classic Value Mega Cap Fund	International Allocation Portfolio
Core Equity Fund	International Classic Value Fund
Growth Fund	International Core Fund
Growth Opportunities Fund	International Growth Fund
Growth Trends Fund
Intrinsic Value Fund	INCOME
Large Cap Equity Fund	Bond Fund
Large Cap Select Fund	Government Income Fund
Mid Cap Equity Fund	High Yield Fund
Multi Cap Growth Fund	Investment Grade Bond Fund
Small Cap Equity Fund	Strategic Income Fund
Small Cap Fund
Small Cap Intrinsic Value Fund	TAX-FREE INCOME
Sovereign Investors Fund	California Tax-Free Income Fund
U.S. Core Fund	High Yield Municipal Bond Fund
U.S. Global Leaders Growth Fund	Massachusetts Tax-Free Income Fund
Value Opportunities Fund	New York Tax-Free Income Fund
Tax-Free Bond Fund
ASSET ALLOCATION
Lifecycle 2010 Portfolio	MONEY MARKET
Lifecycle 2015 Portfolio	Money Market Fund
Lifecycle 2020 Portfolio
Lifecycle 2025 Portfolio	CLOSED-END
Lifecycle 2030 Portfolio	Bank and Thrift Opportunity Fund
Lifecycle 2035 Portfolio	Financial Trends Fund, Inc.
Lifecycle 2040 Portfolio	Income Securities Trust
Lifecycle 2045 Portfolio	Investors Trust
Lifecycle Retirement Portfolio	Patriot Premium Dividend Fund II
Lifestyle Aggressive Portfolio	Preferred Income Fund
Lifestyle Balanced Portfolio	Preferred Income II Fund
Lifestyle Conservative Portfolio	Preferred Income III Fund
Lifestyle Growth Portfolio	Tax-Advantaged Dividend Income Fund
Lifestyle Moderate Portfolio	Tax-Advantaged Global Shareholder Yield Fund

SECTOR
Financial Industries Fund
Health Sciences Fund
Real Estate Fund
Regional Bank Fund
Technology Fund
Technology Leaders Fund

The Fund’s investment objectives, risks, charges and expenses are included in the prospectus and should be considered carefully before investing. For a prospectus, contact your financial professional, call John Hancock Funds at 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com. Please read the prospectus carefully before investing or sending money.

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock U.S. Core Fund.	650SA 8/07
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	10/07

John Hancock
MUTUAL FUNDS

John Hancock
International Core Fund

Semiannual Report
8.31.07

Your fund at a glance

Managers’ report
page 2

A look at performance
page 6

Your expenses
page 8

Fund’s investments
page 10

Financial statements
page 19

Notes to financial
statements
page 30

For more information
page 48

CEO corner

To Our Shareholders,

Volatility returned to the U.S. stock market in the six-month period ended August 31, 2007; however, stocks still posted a strong gain of 5.70%, as measured by the Standard & Poor’s 500 Index. The market experienced a particularly sharp downturn in August, as the subprime mortgage market’s woes increased. Rising defaults and an ensuing credit crunch caused heightened fears about their potential impact on U.S. economic growth. Foreign markets felt some ripple effects from the subprime issue, but they continued nonetheless to benefit from solid economic growth and outperformed the U.S. market in this period.

During this period of volatility, the U.S. stock market also passed a significant milestone — the broad Standard & Poor’s 500 Index climbed beyond the record it had set seven years ago. From its peak in March 2000, the stock market spiraled downward three consecutive years, bottoming in 2002. The upturn began in 2003, and the market has advanced each year since, finally setting a new high for the first time on May 30, 2007. During that period, the S&P 500 Index experienced five significant short-term sell-offs of 6% or more, with the August subprime-induced meltdown being the most recent.

This nearly complete market cycle highlights the importance of two investment principles you have heard us speak of often: diversification and patience. By allocating your investments among different asset classes, investment styles and portfolio managers, you are likely to be well represented through all phases of a complete market cycle, with the winners helping to cushion the fall of the losers.

The challenge for investors with a diversified portfolio is to properly evaluate your investments to tell the difference between an underperforming manager and an out-of-favor style, while also understanding the role each investment plays in your portfolio. That’s where your financial professional can provide true value. He or she can help you make those assessments and also counsel patience, because a properly diversified portfolio by its very nature will typically have something lagging or out of favor — a concept that can be difficult to live with, but necessary to embrace. If everything in your portfolio is “working,” then you are not truly diversified, but rather are leveraged to the current market and the flavor of the day. If so, you are bound to be out of step in the near future.

The recent volatility in the securities markets has prompted many investors to question how long this type of market cycle will last. History tells us it will indeed end and that when it does, today’s leaders may well turn into laggards and vice versa. The subprime mortgage market woes are just the latest example of why investors should be both patient and well-diversified. For with patience and a diversified portfolio, it could be easier to weather the market’s twists and turns and reach your long-term goals.

Sincerely,

Keith F. Hartstein,
President and Chief Executive Officer

This commentary reflects the CEO’s views as of August 31, 2007. They are subject to change at any time.

Your fund at a glance

The Fund seeks high total return by investing in a diversified portfolio of equity investments from a number of developed markets outside the U.S. Under normal circumstances, the Fund invests at least 80% of its assets in equity investments of non-U.S. issuers.

Over the last six months

► Global stock returns were dampened by concerns about the U.S. subprime mortgage market, which triggered a sharp market slide from mid-July to mid-August.

► Momentum trumped valuation as a selection tool, as investors were largely attracted to stocks exhibiting strong price momentum without regard to the quality of earnings or related qualitative measures.

►The Fund finished ahead of the MSCI EAFE Net Total Return Index and posted a respectable single-digit gain.

Top 10 holdings

GlaxoSmithKline PLC	3.0%	Royal Bank of Scotland Group PLC	1.9%

Total SA	3.1%	ABN AMRO Holdings NV	1.7%

Vodafone Group PLC	2.9%	ING Groep NV	1.5%

Eni SpA	2.7%	Honda Motor Company, Ltd.	1.5%

Sanofi-Aventis SA	2.0%	Takeda Pharmaceutical Company, Ltd.	1.3%

As a percentage of net assets on August 31, 2007.

Managers’ report

John Hancock

International Core Fund

Foreign stock markets turned in solid gains during the six months ended August 31, 2007, aided by positive fundamentals and continued weakness in the U.S. dollar. On a country basis, the strongest absolute returns for the benchmark MSCI EAFE Total Return Index came from Finland, Germany and Hong Kong, while Japan’s single-digit loss was a significant drag on the final tally, particularly given that country’s average benchmark weighting of more than 21%. After encouraging signs during the past few years, deflation re-emerged as a concern for the Japanese economy, with consumer prices falling for five consecutive months recently.

The period was marked by increasing share price volatility. As March began, global stock markets were still reeling from waterfall declines at the end of February that were triggered by a sharp drop in Chinese stocks. Subsequently, share prices in most markets rallied nicely, but encountered more trouble near period-end in the form of intensifying concerns about the U.S. subprime mortgage market. Despite the July–August swoon, however, stock prices rallied in the second half of August to post respectable gains for the period overall.

Although most problem subprime loans were originated by U.S. companies, many foreign banks, insurance companies and other financial institutions could be vulnerable because U.S. mortgages are routinely securitized and sold around the world. The Fund owned two bank

SCORECARD

INVESTMENT		PERIOD’S PERFORMANCE . . . AND WHAT’S BEHIND THE NUMBERS

ABN AMRO	▲	Bidding war boosts the stock

Nintendo	▲	Wii hardware platform a hit with consumers

Honda	▼	Yen rally dampens prospects for Japanese exporters

From the Grantham, Mayo, Van Otterloo & Co. LLC (GMO)
Portfolio Management Team

stocks, BNP Paribas and Macquarie Bank, Ltd. that run hedge funds that suffered some damage as a result of the deteriorating subprime market. Neither stock was among the Fund’s largest detractors for the period and, in both cases, the hedge funds involved represented a small part of the bank’s business.

“Foreign stock markets turned
in solid gains during the six
months ended August 31, 2007,
aided by positive fundamentals
and continued weakness in the
U.S. dollar.”

Looking at performance

For the six months ended August 31, 2007, John Hancock International Core Fund’s Class A, Class B, Class C, Class I, Class R1, Class 1 and Class NAV shares returned 6.70%, 6.31%, 6.29%, 6.91%, 6.53%, 6.98% and 6.98% at net asset value. By comparison, the MSCI EAFE Net Total Return Index returned 5.83%, while the average foreign large value fund monitored by Morningstar, Inc. gained 6.15% 1. Keep in mind that your returns will differ from those listed above if you were not invested in the Fund for the entire period for your respective share class or did not reinvest all distributions.

Looking at the two primary criteria we use to evaluate the markets, momentum was more fruitful than valuation during the period. Although investors’ appetite for risk diminished near the end of the period, as subprime mortgage concerns intensified, for most of the period investors preferred stocks of lower quality and strong momentum, paying less attention to valuations and earnings quality. Additionally, investors were most attracted by pure price momentum; positive earnings revisions, an important component of our momentum criteria, were less effective as a selection tool.

International Core Fund

Positioning in Japan helps

On a country basis, the Fund was aided most by stock selection in Japan, where underweighting financial stocks proved rewarding. In our opinion, Japanese banks and other financial stocks were unattractive from both valuation and momentum perspectives, hampered by mediocre profitability and high debt compared with rivals in other countries. Not owning index component Mitsubishi UFJ Financial Group Inc., Japan’s largest bank, was especially helpful given that stock’s double-digit loss. Further helping the Fund’s results was an overweighted position in Japan-based video game maker Nintendo Company, Ltd., which continued to enjoy robust sales of its Wii hardware platform following the product’s successful launch in November 2006. The Fund’s positioning in Japan also included a number of companies whose primary business is trading commodities such as copper and other industrial metals. Strong metals prices supported by globally robust spending on power plants, energy exploration and other infrastructure spending aided these stocks as a group, although no individual position among them stood out.

Another strong performer for the Fund was Dutch bank ABM AMRO Holdings NV, which surged higher as a result of a bidding war for the company. Overweighting U.K. wireless telecommunication services provider Vodafone Group PLC proved timely as well, as the stock was relatively inexpensive at the beginning of the period and gained ground on speculation that the company might sell its sizable stake in Verizon Wireless. Rounding out the top five contributors was German automaker Volkswagen AG, which rebounded from an extremely low valuation amid the company’s reorganization efforts.

SECTOR DISTRIBUTION[2]
Financial	22%
Consumer cyclical	16%
Consumer non-cyclical	15%
Energy	11%
Basic materials	8%
Industrial	8%
Communications	7%
Utilities	4%
Technology	3%
Diversified	0.4%

Light exposure to Australia, stake in U.K. hurt

Underweighting Australia-based BHP Billiton, Ltd., the world’s largest mining company and an important benchmark component, was detrimental to performance. Despite what we thought was an expensive valuation, the stock gained significant growth during the period, reflecting in part the strong results of materials stocks overall. Overweighting a pair of Japanese automakers, Honda Motor Co., Ltd. and Nissan Motor Co., Ltd., also hurt. Both stocks lost ground

International Core Fund

in August, as a rally in the Japanese yen dimmed prospects for exporters in that country.

“Looking at the two primary
criteria we use to evaluate the
markets, momentum was more
fruitful than valuation during
the period.”

Our relatively large stake in U.K.-based drug company GlaxoSmithKline PLC further undermined the Fund’s results. The stock was hurt in part by research showing that Glaxo’s Avandia medication, a treatment for type 2 diabetes, might raise the risk of heart problems. Lastly, the share price of Royal Bank of Scotland Group PLC faltered in response to investor fears that the company might be overpaying in its quest to buy ABM AMRO, mentioned earlier as a contributor.

Outlook

From a top-down perspective, we are somewhat concerned about the U.S. economy and the effects that a slowdown or credit crunch there might have on foreign stock markets. That said, we’ve found that over the long term we have benefited from a disciplined adherence to our valuation and momentum criteria. Currently, our valuation yardsticks, which include various measures of quality as well as pure valuation parameters, are primarily steering us toward large-cap companies offering stable earnings growth, exemplified by pharmaceutical stocks, among others. Meanwhile, our momentum gauges continue to dictate a healthy exposure to commodity-driven stocks, as the recent trends there still appear favorable, despite more-problematic readings in the final two months of the period.

This commentary reflects the views of the portfolio management team through the end of the Fund’s period discussed in this report. The team’s statements reflect their own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

International investing involves special risks such as political, economic and currency risks and differences in accounting standards and financial reporting.

1 Figures from Morningstar, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

2 As a percentage of net assets on August 31, 2007.

International Core Fund

A look at performance

For the periods ended August 31, 2007

		Average annual returns				Cumulative total returns
		with maximum sales charge (POP)				with maximum sales charge (POP)
	Inception				Since					Since
Class	date	1-year	5-year	10-year	inception	6-month	1-year	5-year	10-year	inception

A1,2	9-16-05	12.57%	—	—	16.94%	1.36%	12.57%	—	—	35.82%

B	6-12-06	12.62	—	—	19.66	1.31	12.62	—	—	24.65

C	6-12-06	16.59	—	—	22.78	5.29	16.59	—	—	28.65

I3	6-12-06	18.96	—	—	24.15	6.91	18.96	—	—	30.41

R1 [3]	6-12-06	18.09	—	—	23.24	6.53	18.09	—	—	29.24

1[3]	11-6-06	—	—	—	—	6.98	—	—	—	15.65

NAV[3]	8-29-06	19.11	—	—	19.60	6.98	19.11	—	—	19.71

Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect maximum sales charge on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class I, Class R1, Class 1 and Class NAV shares.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available Prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The waivers and expense limitations are contractual at least until 6-30-08. The net expenses are as follows: Class A — 1.61%, Class B — 2.39%, Class C — 2.39%, Class I — 1.20%, Class R1 — 1.94%, Class 1 — 1.14% . Had the fee waivers and expense limitations not been in place, the gross expenses would be as follows: Class A — 2.23%, Class B — 6.83%, Class C — 3.72%, Class I — 12.52%, Class R1 — 20.40%, Class 1 — 1.23% .

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month-end, please call 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund’s performance results reflect any applicable expense reductions, without which the expenses increase and results would have been less favorable.

Performance is calculated with an opening price (prior day’s close) on the inception date.

1 Effective June 12, 2006, shareholders of the former GMO International Disciplined Equity Fund (the Predecessor Fund ) became owners of that number of full and fractional shares of John Hancock International Core Fund Class A. Additionally, the accounting and performance history of the former GMO International Disciplined Equity Fund was redesignated as that of John Hancock International Core Fund Class A.

2 Class A performance linked back to the Predecessor Fund.

3 For certain types of investors as described in the Fund’s Class I, Class R1, Class 1 and Class NAV share prospectuses.

International Core Fund

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in International
Core Fund Class A1 shares for the period indicated. For comparison, we’ve shown the same investment in the MSCI EAFE Net Total Return Index.

			With maximum
Class	Period beginning	Without sales charge	sales charge	Index

B	6-12-06	$12,865	$12,465	$12,859

C3	6-12-06	12,865	12,865	12,859

I4	6-12-06	13,041	13,041	12,859

R1 [4]	6-12-06	12,924	12,924	12,859

1[4]	11-6-06	11,565	11,565	11,432

NAV[4]	8-29-06	11,971	11,971	11,963

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B, Class C, Class I, Class R1, Class 1 and Class NAV shares, respectively, as of August 31, 2007. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

MSCI EAFE Net Total Return Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index is designed to measure developed market equity performance, excluding the U.S. and Canada. As of June 2006, the MSCI EAFE Index consisted of the following 21 developed market country indexes: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and United Kingdom. Returns are calculated and presented net of withholding tax.

It is not possible to invest directly in an index. Index figures do not reflect sales charges, which would have resulted in lower values if they did.

1 Class A performance linked back to the Predecessor Fund.

2 NAV represents net asset value and POP represents public offering price.

3 No contingent deferred sales charge applicable.

4 For certain types of investors as described in the Fund’s Class I, Class R1, Class 1 and Class NAV share prospectuses.

International Core Fund

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

▪ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses including management fees, distribution and service fees (if applicable) and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on March 1, 2007, with the same investment held until August 31, 2007.

	Account value	Ending value	Expenses paid during period
	on 3-1-07	on 8-31-07	ended 8-31-07[1]

Class A	$1,000.00	$1,067.00	$8.68

Class B	1,000.00	1,063.10	12.48

Class C	1,000.00	1,062.90	12.48

Class I	1,000.00	1,069.10	6.21

Class R1	1,000.00	1,065.30	10.22

Class 1	1,000.00	1,069.80	5.90

Class NAV	1,000.00	1,070.00	5.59

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at August 31, 2007 by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

International Core Fund

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on March 1, 2007, with the same investment held until August 31, 2007. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during period
	on 3-1-07	on 8-31-07	ended 8-31-07 [1]

Class A	$1,000.00	$1,016.74	$8.47

Class B	1,000.00	1,013.04	12.18

Class C	1,000.00	1,013.04	12.18

Class I	1,000.00	1,019.14	6.06

Class R1	1,000.00	1,015.24	9.98

Class 1	1,000.00	1,019.44	5.76

Class NAV	1,000.00	1,019.74	5.45

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.67%, 2.41%, 2.41%, 1.19%, 1.96%, 1.14% and 1.08% for Class A, Class B, Class C, Class I, Class R1, Class 1 and Class NAV, respectively, multiplied by the average account value over the period, multiplied by the number of days in the inception period /365 or 366 (to reflect the one-half year period).

International Core Fund

Fund’s investments

F I N A N C I A L  S T A T E M E N T S

Securities owned by the Fund on 8-31-07 (unaudited)

This schedule is divided into four main categories: common stocks, preferred stocks, short-term investments and repurchase agreements. Common stocks and preferred stocks are further broken down by country. Repurchase agreements, which represent the Fund’s cash position, are listed last.

Issuer	Shares	Value

Common stocks 93.65%		$1,542,291,996
(Cost $1,284,046,696)

Australia 3.35%		55,101,029

Amcor, Ltd. (a)	194,168	1,209,472

Australia and New Zealand Banking Group, Ltd.	199,913	4,733,938

BHP Billiton, Ltd.	76,533	2,394,455

Bluescope Steel, Ltd. (a)	179,693	1,558,775

Commonwealth Bank of Australia, Ltd.	52,504	2,361,527

CSL, Ltd.	33,154	2,651,148

Foster’s Group, Ltd.	199,357	1,026,462

Macquarie Bank, Ltd. (a)	41,031	2,442,223

Mirvac Group, Ltd.	487,145	2,135,640

Qantas Airways, Ltd., ADR (a)	300,772	1,369,334

QBE Insurance Group, Ltd.	87,568	2,486,731

Rio Tinto, Ltd. (a)	58,126	4,416,776

Stockland Company, Ltd.	546,078	3,820,071

Suncorp-Metway, Ltd.	338,316	5,547,740

TABCORP Holdings, Ltd. (a)	136,687	1,705,324

Telstra Corp., Ltd. (a)	932,729	3,334,934

Westpac Banking Corp., Ltd. (a)	157,333	3,492,531

Woodside Petroleum, Ltd. (a)	65,160	2,398,365

Woolworths, Ltd. (a)	153,635	3,747,910

Zinifex, Ltd.	165,755	2,267,673

Austria 0.35%		5,743,074

OMV AG	27,834	1,726,950

Voestalpine AG	49,032	4,016,124

Belgium 1.41%		23,248,545

Belgacom SA	40,944	1,798,713

Colruyt SA	3,066	655,809

Delhaize Group	21,021	2,064,619

Dexia (a)	222,498	6,143,744

Fortis Group SA	217,403	7,983,873

Interbrew	20,080	1,650,958

See notes to financial statements

International Core Fund

F I N A N C I A L  S T A T E M E N T S

Issuer	Shares	Value

Belgium (continued)

Solvay SA	8,778	$1,304,727

UCB SA (a)	29,180	1,646,102

Bermuda 0.23%		3,774,046

Esprit Holdings, Ltd.	179,000	2,600,377

Noble Group, Ltd. (a)	518,361	567,816

Yue Yuen Industrial Holdings, Ltd.	201,218	605,853

Canada 2.81%		46,247,696

AUR Resources, Inc.	32,100	1,231,599

BCE, Inc.	69,288	2,649,884

Canadian Imperial Bank of Commerce	84,470	7,654,369

Canadian Natural Resources, Ltd.	72,137	4,930,944

EnCana Corp.	140,897	8,256,903

Magna International, Inc.	16,600	1,490,401

National Bank of Canada	61,165	3,180,742

Potash Corp. of Saskatchewan, Inc.	57,400	5,086,159

Research In Motion, Ltd. *	99,300	8,482,012

Rogers Communications, Inc., Class B	72,300	3,284,683

Denmark 0.38%		6,253,535

A P Moller- Maersk AS, Series A	121	1,565,421

Danske Bank AS (a)	25,519	1,049,046

FLS Industries AS, B Shares	38,450	3,639,068

Finland 1.73%		28,563,630

Elcoteq SE, A shares	14,700	112,336

Kesko Oyj (a)	30,810	1,817,755

Metra Oyj, B Shares (a)	19,800	1,237,157

Neste Oil Oyj	53,047	1,840,485

Nokia AB Oyj	371,941	12,268,810

Outokumpu Oyj (a)	91,904	2,793,649

Rautaruukki Oyj	81,209	4,446,130

Sampo Oyj, A Shares	140,604	4,047,308

France 10.43%		171,801,478

Accor SA	24,709	2,113,549

Air France KLM (a)	50,858	2,107,575

Alstom RGPT	12,862	2,316,312

BNP Paribas SA	181,615	19,089,365

Bouygues SA	35,943	2,822,930

Carrefour SA	48,225	3,365,951

Casino Guich-Perrachon SA (a)	34,335	3,501,318

Compagnie de Saint-Gobain SA (a)	48,722	5,283,240

Compagnie Generale des Etablissements Michelin, Class B	39,287	4,937,408

See notes to financial statements

International Core Fund

F I N A N C I A L  S T A T E M E N T SF

Issuer	Shares	Value

France (continued)

Credit Agricole SA (a)	160,184	$6,024,691

Electricite de France (a)	20,271	2,045,141

Groupe DANONE	45,856	3,486,362

Lafarge SA (a)	12,067	1,870,637

Pernod-Ricard SA (a)	7	1,472

Pinault-Printemps-Redoute SA	6,688	1,155,056

PSA Peugeot Citroen SA	114,059	9,687,930

Renault Regie Nationale SA	88,641	11,923,247

Sanofi-Aventis SA	390,896	32,056,475

Societe Generale	7,251	1,165,834

Total SA	684,068	51,366,707

Unibail-Rodamco (a)	7,326	1,757,257

Vinci SA, ADR	52,442	3,723,021

Germany 8.58%		141,299,720

Adidas-Salomon AG (a)	35,599	2,093,103

Allianz AG	61,699	13,239,645

BASF AG	84,150	11,139,930

Bayerische Motoren Werke (BMW) AG	89,416	5,440,047

Commerzbank AG	65,043	2,669,544

DaimlerChrysler AG	98,141	8,722,570

Deutsche Bank AG (a)	118,368	14,632,568

Deutsche Boerse AG	27,828	3,074,548

Deutsche Lufthansa AG	120,027	3,505,302

Deutsche Post AG	132,636	3,857,379

Fresenius AG	35,241	2,595,433

Henkel KGaA	16,200	759,953

Infineon Technologies AG * (a)	181,341	2,825,342

MAN AG	47,990	6,888,739

Muenchener Rueckversicherungs-Gesellschaft AG	95,967	16,595,370

Salzgitter AG	26,934	5,322,637

Siemens AG	100,847	12,668,590

Suedzucker AG (a)	49,851	960,291

Thyssen Krupp AG	144,141	8,428,844

TUI AG *	114,133	2,964,426

Volkswagen AG	62,476	12,915,459

Greece 0.07%		1,228,784

National Bank of Greece SA	20,688	1,228,784

Hong Kong 0.83%		13,631,154

Bank of East Asia, Ltd.	476,000	2,647,105

BOC Hong Kong Holdings, Ltd.	868,000	2,086,494

CLP Holdings, Ltd.	730,904	5,033,497

Hong Kong Electric Holdings, Ltd.	538,354	2,699,345

Pacific Basin Shipping, Ltd.	651,000	1,164,713

See notes to financial statements

International Core Fund

F I N A N C I A L  S T A T E M E N T S

Issuer	Shares	Value

Ireland 1.26%		$20,746,955

Allied Irish Banks PLC	58,505	1,493,233

Anglo Irish Bank Corp. PLC	160,848	3,006,121

Bank of Ireland	113,392	2,085,909

CRH PLC	146,326	6,333,881

DCC PLC, Dublin	19,438	514,697

Depfa Bank PLC (a)	308,956	5,866,109

Kerry Group PLC	34,358	836,721

Kingspan Group PLC	23,574	610,284

Italy 3.62%		59,667,625

Enel SpA	902,300	9,335,347

Eni SpA	1,264,163	43,722,357

Fiat SpA — RNC	39,512	906,064

Fiat SpA (a)	165,715	4,425,097

Fondiaria-Sai SpA	20,600	664,480

Italcementi SpA	36,738	614,280

Japan 21.23%		349,596,835

Acom Company, Ltd. (a)	41,180	1,228,046

Alps Electric Company, Ltd.	46	539

Astellas Pharmaceuticals, Inc.	62,400	2,891,318

Canon, Inc.	157,200	8,969,403

Chubu Electric Power Company, Inc. (a)	163,099	4,345,779

Cosmo Oil Company, Ltd.	143,000	645,725

Daiei, Inc. * (a)	54,808	413,062

Daiichi Sankyo Company, Ltd.	167,753	4,575,051

Daikyo, Inc. (a)	212,888	764,198

Eisai Company, Ltd.	56,280	2,343,349

Fuji Heavy Industries, Ltd. (a)	340,116	1,425,085

Fuji Photo Film Company, Ltd. (a)	92,300	3,974,266

Haseko Corp. * (a)	779,847	2,099,982

Hitachi, Ltd.	199,000	1,282,647

Hokkaido Electric Power Company, Inc.	66,699	1,507,715

Honda Motor Company, Ltd.	738,112	24,250,792

Hoya Corp. (a)	68,900	2,387,991

Isuzu Motors, Ltd. (a)	439,542	2,382,942

Itochu Corp.	911,047	9,834,483

Japan Real Estate Investment Corp.	126	1,398,005

Japan Tobacco, Inc.	977	5,423,663

JFE Holdings, Inc. (a)	93,000	6,053,116

Kansai Electric Power Company, Ltd.	167,700	3,916,431

Kao Corp. (a)	95,050	2,701,526

Kawasaki Kisen Kaisha, Ltd. (a)	593,000	7,624,867

Komatsu, Ltd.	67,600	2,076,097

Konami Corp. (a)	51,323	1,294,264

Kyocera Corp. (a)	27,300	2,498,224

See notes to financial statements

International Core Fund

F I N A N C I A L  S T A T E M E N T S

Issuer	Shares	Value

Japan (continued)

Kyushu Electric Power Company, Inc.	87,580	$2,336,233

Marubeni Corp.	992,824	8,070,811

Mitsubishi Corp.	550,695	15,451,126

Mitsubishi Estate Company, Ltd. (a)	169,404	4,527,141

Mitsubishi Heavy Industries, Ltd. (a)	393,000	2,399,855

Mitsui & Company, Ltd.	453,560	9,424,576

Mitsui Engineering & Shipbuilding Company, Ltd. (a)	298,000	1,553,958

Mitsui Fudosan Company, Ltd.	96,000	2,510,495

Mitsui O.S.K. Lines, Ltd. (a)	399,000	5,858,905

Mitsui Trust Holdings, Inc.	674,553	5,622,711

Mitsumi Electric Company, Ltd. (a)	57,000	2,135,916

NGK INSULATORS, LTD. (a)	69,000	2,279,137

Nintendo Company, Ltd. (a)	27,700	12,744,567

Nippon Building Fund, Inc. (a)	188	2,408,512

Nippon Oil Corp. (a)	812,000	6,829,469

Nippon Steel Corp.	1,650,000	11,525,461

Nippon Telegraph & Telephone Corp.	1,565	7,201,938

Nippon Yusen Kabushiki Kaisha (a)	503,000	4,958,013

Nissan Motor Company, Ltd. (a)	1,261,500	12,046,270

Nomura Research Institute, Ltd.	40,700	1,369,471

NTT Data Corp. (a)	307	1,484,600

NTT DoCoMo, Inc.	5,794	8,828,852

Osaka Gas Company, Ltd.	1,273,120	4,726,708

Pacific Metals Company, Ltd. (a)	158,000	2,181,343

Resona Holdings, Inc. (a)	3,601	7,573,185

Ricoh Company, Ltd.	315,000	6,930,752

SEGA SAMMY HOLDINGS, INC. (a)	105,400	1,599,877

Seven & I Holdings Company, Ltd. (a)	220,500	5,877,037

Shin-Etsu Chemical Company, Ltd.	37,400	2,702,868

Shinko Securities Company, Ltd.	196,000	932,545

Showa Shell Sekiyu K.K. (a)	92,300	1,117,898

SOFTBANK Corp. (a)	101,600	1,949,389

Sojitz Holdings Corp. * (a)	890,100	3,702,438

Sony Corp.	47,100	2,254,057

Sumco Corp. (a)	96,300	5,143,689

Sumitomo Corp.	328,596	5,666,191

Sumitomo Metal Industries, Ltd.	357,000	1,799,904

Taisho Pharmaceuticals Company, Ltd.	44,790	876,108

Takeda Pharmaceutical Company, Ltd. (a)	321,789	22,007,789

Takefuji Corp. (a)	58,880	1,579,381

TDK Corp.	26,900	2,299,295

Terumo Corp.	32,000	1,500,394

The Japan Steel Works, Ltd. (a)	166,000	2,447,821

See notes to financial statements

International Core Fund

F I N A N C I A L  S T A T E M E N T S

Issuer	Shares	Value

Japan (continued)

The Tokyo Electric Power Company, Ltd.	160,939	$4,219,365

Tokyo Electron, Ltd. (a)	21,600	1,545,587

Tokyo Gas Company, Ltd.	469,397	2,331,260

Tokyo Steel Manufacturing Company, Ltd. (a)	77,300	1,021,680

Tokyu Land Corp.	164,000	1,509,856

TonenGeneral Sekiyu K.K. (a)	121,133	1,199,395

Toyota Motor Corp. (a)	225,000	13,024,440

Netherlands 7.13%		117,398,182

ABN AMRO Holdings NV (a)	597,495	27,804,354

Aegon NV	475,478	8,685,160

Akzo Nobel NV	25,624	2,022,244

CSM NV	10,198	338,693

DSM NV (a)	34,775	1,780,760

Heineken Holding NV (a)	28,268	1,554,091

Heineken NV (a)	138,273	8,776,682

ING Groep NV	617,133	24,869,353

Koninklijke (Royal) KPN NV	102,079	1,595,947

Koninklijke Ahold NV * (a)	115,042	1,543,735

Mittal Steel Company NV	283,743	18,633,591

Reed Elsevier NV	253,329	4,575,970

Royal Dutch Shell PLC, A Shares, EUR (a)	327,014	12,683,008

TNT Post Group NV	59,827	2,534,594

Norway 0.48%		7,831,888

Renewable Energy Corp AS * (a)	81,770	3,104,369

Statoil ASA (a)	121,368	3,496,241

Yara International ASA (a)	46,200	1,231,278

Portugal 0.14%		2,363,123

Banco Comercial dos Acores, SA (a)	505,228	2,363,123

Singapore 2.27%		37,378,549

Capitaland, Ltd. * (a)	388,000	1,884,278

City Developments, Ltd.	307,000	3,009,614

Cosco Corp. Singapore, Ltd.	908,600	3,008,843

DBS Group Holdings, Ltd.	412,231	5,418,675

Keppel Corp., Ltd.	338,000	2,837,537

Keppel Land, Ltd. (a)	307,538	1,554,902

K-REIT Asia * (a)	46,908	74,646

Neptune Orient Lines, Ltd. (a)	577,488	1,854,728

Oversea-Chinese Banking Corp., Ltd.	643,000	3,615,290

SembCorp Industries, Ltd.	396,802	1,468,789

SembCorp Marine, Ltd.	662,573	1,816,127

Singapore Exchange, Ltd.	314,000	2,012,005

See notes to financial statements

International Core Fund

F I N A N C I A L  S T A T E M E N T S

Issuer	Shares	Value

Singapore (continued)

Singapore Telecommunications, Ltd. (a)	2,294,350	$5,488,115

United Overseas Bank, Ltd.	244,000	3,335,000

Spain 1.24%		20,393,823

ACS Actividades SA	31,527	1,737,429

Gas Natural SDG SA (a)	39,851	2,127,344

Repsol SA	259,557	9,364,993

Telefonica SA	287,717	7,164,057

Sweden 2.22%		36,604,952

Alfa Laval AB	20,200	1,222,437

Electrolux AB, Series B (a)	132,773	2,993,347

Hennes & Mauritz AB, B shares	99,800	5,654,146

Investor AB	47,200	1,167,877

Nordea Bank AB	132,800	2,033,220

Sandvik AB *	198,400	4,063,312

Scania AB, Series B * (a)	177,600	4,152,908

Skandinaviska Enskilda Banken AB, Series A	98,800	2,999,891

Svenska Handelsbanken AB, Series A	38,800	1,083,698

Swedbank AB, A shares (a)	101,300	3,334,767

Tele2 AB, Series B	60,620	1,112,857

Volvo AB, Series B *	390,500	6,786,492

Switzerland 3.61%		59,391,429

Credit Suisse Group AG	38,980	2,561,682

Geberit AG, ADR	11,610	1,716,548

Nestle SA	12,880	5,621,295

Novartis AG	413,189	21,810,989

Swatch Group AG, BR shares (a)	8,824	2,654,181

Swatch Group AG (a)	6,236	351,897

Swiss Re	82,754	6,991,667

Unaxis Holding AG *	3,934	1,273,994

Zurich Financial Services AG	57,057	16,409,176

United Kingdom 20.28%		334,025,944

3i Group PLC *	272,432	5,811,226

Alliance & Leicester PLC	95,433	2,032,788

AstraZeneca Group PLC	333,510	16,439,767

Aviva PLC	573,873	8,222,532

Barratt Developments PLC	164,331	3,086,597

BG Group PLC	294,896	4,720,128

BHP Billiton PLC	130,505	3,827,780

Biffa PLC	111	566

BT Group PLC	1,914,504	12,211,816

Burberry Group PLC	50,746	627,246

Capita Group PLC	70,517	1,070,047

Centrica PLC	999,965	7,795,110

See notes to financial statements

International Core Fund

F I N A N C I A L  S T A T E M E N T S

Issuer	Shares	Value

United Kingdom (continued)

Compass Group PLC	388,415	$2,553,041

Dixons Group PLC	1,112,561	3,491,480

GlaxoSmithKline PLC	2,038,762	53,215,240

HBOS PLC	264,049	4,694,615

Home Retail Group	411,560	3,448,495

Imperial Chemical Industries PLC	279,166	3,567,833

Imperial Tobacco Group PLC	151,536	6,858,574

International Power PLC	496,624	4,059,852

Invensys PLC *	243,749	1,687,945

J Sainsbury PLC	375,943	4,209,474

Kingfisher PLC	512,023	2,158,848

National Grid PLC, ADR	324,230	4,860,009

Next Group PLC	102,537	4,008,577

Old Mutual PLC (a)	1,491,786	4,818,437

Reckitt Benckiser PLC	117,463	6,406,345

Rio Tinto PLC	247,030	17,066,843

Royal & Sun Alliance PLC	1,171,012	3,349,694

Royal Bank of Scotland Group PLC	2,635,065	30,625,930

Royal Dutch Shell PLC, A Shares, GBP	336,847	13,091,411

Royal Dutch Shell PLC, B Shares	216,227	8,433,488

Scottish & Southern Energy PLC	161,591	4,631,245

Taylor Woodrow PLC	890,383	6,259,766

Tesco PLC	759,582	6,531,523

Tomkins PLC	362,218	1,747,789

Unilever PLC	154,381	4,879,740

United Utilities PLC	149,177	2,085,224

Vodafone Group PLC	14,790,692	47,807,833

William Morrison Supermarket PLC	751,788	4,357,807

Wolseley PLC	104,984	2,206,639

Xstrata PLC	86,098	5,066,644

Issuer	Shares	Value

Preferred stocks 0.43%		$7,091,883

(Cost $4,293,619)

Germany 0.38%		6,253,227

Bayerische Motoren Werke (BMW) AG	10,400	516,608

Porsche AG	1,683	3,012,259

Volkswagen AG	21,756	2,724,360

Italy 0.05%		838,656

Unipol SpA	262,792	838,656

See notes to financial statements

International Core Fund

F I N A N C I A L  S T A T E M E N T S

	Principal
Issuer	amount	Value

Short-term investments 18.04%		$297,089,490

(Cost $297,089,490)

John Hancock Cash Investment Trust (c)	$297,089,490	297,089,490

Repurchase agreements 4.95%		$81,486,000
(Cost $81,486,000)

Repurchase Agreement with State Street Corp. dated 08-31-07 at
4.60% to be repurchased at $81,527,648 on 09-04-07, collateralized by $80,405,000 Federal Home Loan Mortgage Corp., 5.45%, due
09-22-11 (valued at $83,118,669, including interest)	$81,486,000	81,486,000

Total investments (Cost $1,666,915,805) 117.07%		$1,927,959,369

Liabilities in excess of other assets (17.07%)		(281,058,886)

Total net assets 100.00%		$1,646,900,483

Percentages are stated as a percent of net assets.

The portfolio had the following five top industry concentrations as of August 31, 2007 (as a percentage of total net assets):

Banking	11.46%
International Oil	9.31%
Automobiles	7.55%
Pharmaceuticals	7.02%
Insurance	6.71%

Key to Security Abbreviation and Legend:

ADR American Depository Receipt

EUR European Currency

GBP British Pound

* Non-income producing.

(a) All or a portion of this security was out on loan.

(c) Investment is an affiliate of the Trust’s adviser or subadviser.

See notes to financial statements

International Core Fund

Financial statements

F I N A N C I A L  S T A T E M E N T S

Statement of assets and liabilities 8-31-07 (unaudited)

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum public offering price per share.

Assets

Investments, at value (cost $1,288,340,315)
including $282,942,372 of securities loaned (Note 2)	$1,549,383,879
Repurchase agreement, at value (cost $81,486,000)	81,486,000
Investments in affiliated issuers, at value (cost $297,089,490) (Note 2)	297,089,490

Total investments, at value (cost $1,666,915,805)	1,927,959,369

Cash	716
Cash collateral at broker for futures contracts	9,350,000
Foreign currency, at value (cost $1,791,225)	1,791,289
Receivable for investments sold	1,404,974
Receivable for forward foreign currency exchange contracts (Note 2)	804,171
Receivable for fund shares sold	429,817
Dividends and interest receivable	5,358,001
Receivable for futures variation margin	836,829
Receivable due from adviser	29,608
Other assets	29,300
Total assets	1,947,994,074

Liabilities

Payable for investments purchased	31
Payable for forward foreign currency exchange contracts (Note 2)	3,379,320
Payable for fund shares repurchased	101,346
Payable upon return of securities loaned (Note 2)	297,089,490
Payable to affiliates
Fund administration fees	27,740
Transfer agent fees	97,135
Distribution and service fees	50,351
Other payables and accrued expenses	348,178
Total liabilities	301,093,591

Net assets

Capital paid-in	$1,259,979,180
Accumulated net investment income	20,500,435
Accumulated undistributed net realized gain on investments,
futures contracts and foreign currency transactions	109,150,704
Net unrealized appreciation on investments,
futures contracts and foreign currency translation	257,270,164

Net assets	$1,646,900,483

See notes to financial statements

International Core Fund

F I N A N C I A L  S T A T E M E N T S

Statement of assets and liabilities (continued)

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value.
Class A ($127,502,700 ÷ 2,759,620 shares)	$46.20
Class B ($24,365,092 ÷ 532,011 shares)[1]	$45.80
Class C ($15,273,277 ÷ 333,467 shares)[1]	$45.80
Class I ($1,790,856 ÷ 38,575 shares)	$46.43
Class R1 ($130,876 ÷ 2,845 shares)	$46.01[2]
Class 1 ($86,437,975 ÷ 1,860,576 shares)	$46.46
Class NAV ($1,391,399,707 ÷ 29,951,575 shares)	$46.45

Maximum offering price per share

Class A3 ($46.20 ÷ 95%)	$48.63

1 Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

2 Net assets and shares outstanding have been rounded for presentation purposes. The net asset value is as reported on August 31, 2007.

3 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements

International Core Fund

F I N A N C I A L  S T A T E M E N T S

Statement of operations For the period ended 8-31-071 (unaudited)

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends	$34,885,171
Interest	1,423,868
Securities lending	681,369
Less foreign taxes withheld	(3,431,506)
Total investment income	33,558,902

Expenses

Investment management fees (Note 3)	6,857,978
Distribution and service fees (Note 3)	248,961
Transfer agent fees (Note 3)	91,563
Fund administration fees (Note 3)	66,474
Custodian fees	839,374
Audit and legal fees	547,269
Registration and filing fees	69,806
Blue sky fees (Note 3)	46,030
Trustees’ fees (Note 3)	39,798
Printing and postage fees (Note 3)	10,841
Miscellaneous	8,219

Total expenses	8,826,313
Less expense reductions (Note 3)	(59,999)

Net expenses	8,766,314

Net investment income	24,792,588

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments	69,814,406
Futures contracts	9,884,222
Foreign currency transactions	(1,241,493)
78,457,135
Change in net unrealized appreciation (depreciation) of
Investments	(2,508,618)
Futures contracts	(1,202,713)
Translation of assets and liabilities in foreign currencies	(4,267,804)
(7,979,135)
Net realized and unrealized gain	70,478,000
Increase in net assets from operations	$95,270,588

1 Semiannual period from 3-1-07 to 8-31-07.

See notes to financial statements

International Core Fund

F I N A N C I A L  S T A T E M E N T S

Statement of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of
Fund share transactions.

	Year	Period
	ended	ended
	2-28-07	8-31-07[1]

Increase (decrease) in net assets

From operations
Net investment income	$2,484,546	$24,792,588
Net realized gain	36,328,435	78,457,135
Change in net unrealized appreciation	101,813,528	(7,979,135)
Increase in net assets resulting from operations	140,626,509	95,270,588
From net investment income
Class 1	(56,793)	—
Class NAV	(986,755)	—
From net realized gain
Class A	(73,495)	—
Class B	(6,331)	—
Class C	(22,267)	—
Class I	(1,930)	—
Class R1	(1,056)	—
Class 1	(731,024)	—
Class NAV	(10,547,441)	—

Total distributions	(12,427,092)	—

From Fund share transactions	1,198,322,023	208,334,720

Total increase	1,326,521,440	303,605,308

Net assets

Beginning of period	16,773,735	1,343,295,175

End of period[2]	$1,343,295,175	$1,646,900,483

1 Semiannual period from 3-1-07 to 8-31-07. Unaudited

2 Includes accumulated (distributions in excess of) net investment income of ($28,697) and $20,500,435, respectively.

See notes to financial statements

International Core Fund

F I N A N C I A L  S T A T E M E N T S

Financial highlights

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES

Period ended	2-28-06[1]	2-28-07[2]	8-31-07[3]

Per share operating performance

Net asset value, beginning of period	$32.60	$36.26	$43.30
Net investment income[4]	0.19	0.63	0.37
Net realized and unrealized
gain on investments	3.47	6.79	2.53
Total from investment operations	3.66	7.42	2.90
Less distributions
From net realized gain	—	(0.38)	—
Net asset value, end of period	$36.26	$43.30	$46.20
Total return[5,6] (%)	11.23[7]	20.48[10]	6.70[7]

Ratios and supplemental data

Net assets, end of period
(in millions)	$17	$12	$128
Ratio of net expenses to average
net assets (%)	0.55[9]	1.40	1.67[9]
Ratio of gross expenses to average
net assets[8] (%)	2.22[9]	2.23	1.67[9]
Ratio of net investment income
to average net assets (%)	1.23[9]	1.58	1.59[9]
Portfolio turnover (%)	22[7]	37	22[7]

See notes to financial statements

International Core Fund

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS B SHARES

Period ended	2-28-07[11]	8-31-07[3]

Per share operating performance

Net asset value, beginning of period	$35.92	$43.08
Net investment income (loss)[4]	(0.25)	0.16
Net realized and unrealized
gain on investments	7.79	2.56
Total from investment operations	7.54	2.72
Less distributions
From net realized gain	(0.38)	—
Net asset value, end of period	$43.08	$45.80
Total return[5,6,7] (%)	21.01	6.31

Ratios and supplemental data

Net assets, end of period
(in millions)	$1	$24
Ratio of net expenses to average
net assets[9] (%)	2.39	2.40
Ratio of gross expenses to average
net assets[8,9] (%)	6.83	2.61
Ratio of net investment income
(loss) to average net assets [9] (%)	(0.84)	0.72
Portfolio turnover[7] (%)	37	22

See notes to financial statements

International Core Fund

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS C SHARES

Period ended	2-28-07[11]	8-31-07[3]

Per share operating performance

Net asset value, beginning of period	$35.92	$43.09
Net investment income (loss)[4]	(0.24)	0.34
Net realized and unrealized
gain on investments	7.79	2.37
Total from investment operations	7.55	2.71
Less distributions
From net realized gain	(0.38)	—
Net asset value, end of period	$43.09	$45.80
Total return[5,6,7] (%)	21.04	6.29

Ratios and supplemental data

Net assets, end of period
(in millions)	$4	$15
Ratio of net expenses to average
net assets[9] (%)	2.39	2.40
Ratio of gross expenses to average
net assets[8,9] (%)	3.72	2.51
Ratio of net investment income
(loss) to average net assets [9] (%)	(0.79)	1.47
Portfolio turnover[7] (%)	37	22

See notes to financial statements

International Core Fund

F I N A N C I A L   S T A T E M E N T S

Financial highlights

CLASS I SHARES

Period ended	2-28-07[11]	8-31-07[3]

Per share operating performance

Net asset value, beginning of period	$35.92	$43.43
Net investment income[4]	0.16	0.55
Net realized and unrealized
gain on investments	7.73	2.45
Total from investment operations	7.89	3.00
Less distributions
From net realized gain
	(0.38)	—
Net asset value, end of period	$43.43	$46.43
Total return[5,6,7] (%)	21.99	6.91

Ratios and supplemental data

Net assets, end of period
(in millions)	—[14]	$2
Ratio of net expenses to average
net assets[9] (%)	1.20	1.19
Ratio of gross expenses to average
net assets[8,9] (%)	12.52	3.53
Ratio of net investment income
to average net assets[9] (%)	0.56	2.40
Portfolio turnover[7] (%)	37	22

See notes to financial statements

International Core Fund

F I N A N C I A L   S T A T E M E N T S

Financial highlights

CLASS R1 SHARES

Period ended	2-28-07[11]	8-31-07[3]

Per share operating performance

Net asset value, beginning of period	$35.92	$43.19
Net investment income (loss)[4]	(0.03)	0.57
Net realized and unrealized
gain on investments	7.68	2.25
Total from investment operations	7.65	2.82
Less distributions
From net realized gain	(0.38)	—
Net asset value, end of period	$43.19	$46.01
Total return[5,6,7] (%)	21.32	6.53

Ratios and supplemental data

Net assets, end of period
(in millions)	—[14]	—
Ratio of net expenses to average
net assets[9] (%)	1.94	1.95
Ratio of gross expenses to average
net assets[8,9] (%)	20.40	16.35
Ratio of net investment income
(loss) to average net assets [9] (%)	(0.10)	2.46
Portfolio turnover[7] (%)	37	22

See notes to financial statements

International Core Fund

F I N A N C I A L   S T A T E M E N T S

Financial highlights

CLASS 1 SHARES

Period ended	2-28-07[13]	8-31-07[3]

Per share operating performance

Net asset value, beginning of period	$40.56	$43.43
Net investment income[4]	0.02	0.76
Net realized and unrealized
gain on investments	3.26	2.27
Total from investment operations	3.28	3.03
Less distributions
From net investment income	(0.03)	—
From net realized gain	(0.38)	—
	(0.41)	—
Net asset value, end of period	$43.43	$46.46
Total return[5,6,7] (%)	8.11	6.98

Ratios and supplemental data

Net assets, end of period
(in millions)	$82	$86
Ratio of net expenses to average
net assets[9] (%)	1.17	1.14
Ratio of gross expenses to average
net assets[8,9] (%)	1.23	1.14
Ratio of net investment income
to average net assets[9] (%)	0.16	3.28
Portfolio turnover[7] (%)	37	22

See notes to financial statements

International Core Fund

F I N A N C I A L   S T A T E M E N T S

Financial highlights

CLASS NAV SHARES

Period ended	2-28-07[12]	8-31-07[3]

Per share operating performance

Net asset value, beginning of period	$39.18	$43.42
Net investment income[4]	0.08	0.77
Net realized and unrealized
gain on investments	4.58	2.26
Total from investment operations	4.66	3.03
Less distributions
From net investment income	(0.04)	—
From net realized gain	(0.38)	—
	(0.42)	—
Net asset value, end of period	$43.42	$46.45
Total return[5,7] (%)	11.90	6.98

Ratios and supplemental data

Net assets, end of period
(in millions)	$1,244	$1,391
Ratio of net expenses to average
net assets[9] (%)	1.08	1.08
Ratio of gross expenses to average
net assets[9] (%)	1.08	1.09
Ratio of net investment income
to average net assets[9] (%)	0.38	3.33
Portfolio turnover[7] (%)	37	22

1 Class A shares began operations on 9-16-05.

2 Effective June 12, 2006, shareholders of the former GMO International Disciplined Equity Fund (the Predecessor Fund) became owners of an equal number of full and fractional Class A shares of the John Hancock International Core Fund.  Additionally, the accounting and performance history of the former GMO International Disciplined Equity Fund was redesignated as that of John Hancock International Core Fund Class A.

3 Semiannual period from 3-1-07 to 8-31-07. Unaudited.

4 Based on the average of the shares outstanding.

5 Assumes dividend reinvestment.

6 Total returns would have been lower had certain expenses not been reduced during the period shown.

7 Not annualized.

8 Does not take into consideration expense reductions during the periods shown.

 9 Annualized.

10 Class A returns linked back to the Predecessor Fund.

11 Class B, Class C, Class I and Class R1 shares began operations on 6-12-06.

12 Class NAV shares began operations on 8-29-06.

13 Class 1 shares began operations on 11-6-06.

14 Less than $500,000.

See notes to financial statements

International Core Fund

Notes to financial statements (unaudited)

1. Organization

John Hancock International Core Fund (the Fund) is a newly organized non-diversified series of John Hancock Funds III (the Trust). The Trust was established as a Massachusetts business trust on June 9, 2005. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end investment management company. The investment objective of the Fund is to seek high total return.

John Hancock Life Insurance Company of New York (John Hancock New York) is a wholly owned subsidiary of John Hancock Life Insurance Company (U.S.A.) (John Hancock USA). John Hancock USA and John Hancock New York are indirect wholly owned subsidiaries of The Manufacturers Life Insurance Company (Manulife), which in turn is a wholly owned subsidiary of Manulife Financial Corporation (MFC), a publicly traded company. MFC and its subsidiaries are known collectively as “Manulife Financial.”

John Hancock Investment Management Services, LLC (the Adviser), a Delaware limited liability company controlled by John Hancock USA, serves as investment adviser for the Trust and John Hancock Funds, LLC (the Distributor), a Delaware limited liability company, an affiliate of the Adviser, serves as principal underwriter.

The Board of Trustees has authorized the issuance of multiple classes of shares of the Fund, including classes designated as Class A, Class B, Class C, Class I, Class R1, Class 1, Class 3 and Class NAV shares. The shares of each class represent an interest in the same portfolio of investments of the Fund, and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Board of Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission (SEC) and the Internal Revenue Service. Shareholders of a class that bear distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan. Class B shares will convert to Class A shares eight years after purchase.

Class 1 shares are sold only to certain exempt separate accounts of John Hancock USA and John Hancock New York. Class NAV shares are sold to affiliated funds of funds, which are funds of funds within the John Hancock funds complex.

The Adviser and other subsidiaries of John Hancock USA owned 739,994, 5,087, 5,115, 5,104 and 5,116 shares of beneficial interest of Class A, Class B, Class I, Class R1 and Class 1, respectively, on August 31, 2007.

The Fund is the accounting and performance successor to the GMO International Disciplined Equity Fund (the Predecessor Fund), a diversified open-end investment management company organized as a Massachusetts corporation on September 16, 2005. On June 12, 2006, the Fund acquired substantially all the assets and assumed the liabilities of the Predecessor Fund pursuant to an agreement and plan of reorganization, in exchange for Class A shares of the Fund.

2. Significant accounting policies

In the preparation of the financial statements, the Fund follows the policies described below. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

International Core Fund

Security valuation

The net asset value of the shares of the Fund is determined daily as of the close of the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. Short-term debt instruments with remaining maturities of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. Investments in John Hancock Cash Investments Trust (JHCIT), an affiliate of John Hancock Advisers, LLC (JHA), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of MFC, are valued at their net asset value each business day. All other securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on a principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Securities for which there are no such quotations, principally debt securities, are valued based on the valuation provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Other assets and securities for which no such quotations are readily available are valued at their fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of a Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will then be valued at their fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Repurchase agreements

The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement through its custodian, it receives delivery of securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is generally at least 102% of the repurchase amount. The Fund will take constructive receipt of all securities underlying the repurchase agreements it has entered into until such agreements expire. If the seller defaults, the Fund would suffer a loss to the extent that proceeds from the sale of underlying securities were less than the repurchase amount. The Fund may enter into repurchase agreements maturing within seven days with domestic dealers, banks or other financial institutions deemed to be creditworthy by the Adviser. Collateral for certain tri-party repurchase agreements is held at the custodian bank in a segregated account for the benefit of the Fund and the counterparty.

Foreign currency transactions

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(1) market value of securities, other assets and other liabilities at the current rate of exchange at period end of such currencies against U.S. dollars; and

(2) purchases and sales of securities, income and expenses at the rate of exchange quoted on the respective dates of such transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date

International Core Fund

on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

The Fund may be subject to capital gains and repatriation taxes imposed by certain countries in which the Fund invests. Such taxes are generally based upon income and/or capital gains earned or repatriated. Taxes are accrued based upon net investment income, net realized gains and net unrealized appreciation.

Investing in securities of foreign companies and foreign governments involves special risks and consideration not typically associated with investing in securities of domestic companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of the United States.

Security transactions and
 related investment income

Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date. Foreign dividends are recorded on the ex-date or when the Fund becomes aware of the dividends from cash collections. Discounts/ premiums are accreted/amortized for financial reporting purposes. Non-cash dividends are recorded at the fair market value of the securities received. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful, based upon consistently applied procedures.

From time to time, the Fund may invest in Real Estate Investment Trusts (REITs) and as a result, will estimate the components of distributions from these securities.

Distributions from REITs received in excess of income are recorded as a reduction of cost of investments and/or as a realized gain.

The Fund uses the First In, First Out method for fixed income securities and Highest Cost, First Out for all other securities for determining realized gain or loss on investments for both financial and federal income tax reporting purposes.

Multi-class allocations

All income, expenses (except for class-specific expenses) and realized and unrealized gains (losses) are allocated to each class of shares based upon the relative net assets of each class.

Dividends to shareholders from net investment income are determined at a class level and distributions from capital gains are determined at a Fund level.

Expense allocation

Expenses are allocated based on the relative share of net assets of the Fund at the time the expense was incurred. Class-specific expenses, such as distribution (Rule 12b-1) fees, are accrued daily and charged directly to the respective share classes.

Securities lending

The Fund may lend securities in amounts up to 33 1 / 3 % of the Fund’s total assets. Such loans are callable at any time and are at all times fully secured by cash, cash equivalents or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities and marked to market on a daily basis. The Fund may bear the risk of delay in recovery of, or even of rights in, the securities loaned should the borrower of the securities fail financially. Consequently, loans of the Fund’s securities will only be made to firms deemed by the subadvisers to be creditworthy. The Fund receives compensation for lending its securities either in the form of fees and/or by retaining a portion of interest on the investment of any cash received as collateral. The Fund invests in cash collateral received in connection with securities lending transactions in JHCIT, a Delaware common law trust and affiliated fund. JHCIT is exempt from registration under Section 3(c)(7) of the 1940 Act (pursuant to exemptive order issued by the SEC) and is managed by the

International Core Fund

Adviser, for which the Adviser receives an investment advisory fee of 0.04% of the average daily net assets of JHCIT

All collateral received will be in an amount equal to at least 100% of the market value of the loaned securities and is intended to be maintained at that level during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund the next business day. During the loan period, the Fund continues to retain rights of ownership, including dividends and interest of the loaned securities. At August 31, 2007, the Fund loaned securities having a market value of $282,942,372 collateralized by securities in the amount of $297,089,490.

Futures

The Fund may purchase and sell financial futures contracts and options on those contracts. The Fund invests in contracts based on financial instruments such as U.S. Treasury Bonds or Notes or on securities indices such as the Standard & Poor’s 500 Index, in order to hedge against a decline in the value of securities owned by the Fund.

Initial margin deposits required upon entering into futures contracts are satisfied by the delivery of specific securities or cash as collateral to the broker (the Funds’ agent in acquiring the futures position). If the position is closed out by taking an opposite position prior to the settlement date of the futures contract, a final determination of variation margin is made, cash is required to be paid to or released by the broker and the Fund realizes a gain or loss.

When the Fund sells a futures contract based on a financial instrument, the Fund becomes obligated to deliver that kind of instrument at an agreed upon date for a specified price. The Fund realizes a gain or loss depending on whether the price of an offsetting purchase is less or more than the price of the initial sale or on whether the price of an offsetting sale is more or less than the price of the initial purchase. The Fund could be exposed to risks if it could not close out futures positions because of an illiquid secondary market or the inability of counterparties to meet the terms of their contracts. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

The following is a summary of open futures contracts on August 31, 2007:

				UNREALIZED
	NUMBER OF			APPRECIATION
OPEN CONTRACTS	CONTRACTS	POSITION	EXPIRATION	(DEPRECIATION)

Share Price Index 200	5	Long	Sep 2007	$ 25,161
DAX Index	231	Long	Sep 2007	(1,258,344)
CAC 40 10 Euro Index	37	Long	Sep 2007	69,820
IBEX 35 Index	1	Long	Sep 2007	(1,863)
S&P MIB 30 Index	23	Long	Sep 2007	(307,162)
EOE Dutch Stock Index	8	Long	Sep 2007	23,754
FTSE 100 Index	138	Long	Sep 2007	65,520
Hang Seng Stock Index	6	Long	Sep 2007	39,396
TOPIX Index	29	Long	Sep 2007	(49,130)
OMX 30 Stock Index	35	Long	Sep 2007	13,535
MSCI Singapore Stock Index	8	Long	Sep 2007	19,033
S&P/Toronto Stock
Exchange 60 Index	236	Short	Sep 2007	50,503
				($1,309,777)

International Core Fund

Forward foreign currency contracts

The Fund may purchase and sell forward foreign currency contracts in order to hedge a specific transaction or Fund position. Forward foreign currency contracts are valued at forward foreign currency exchange rates and marked to market daily. Net realized gains (losses) on foreign currency and forward foreign currency contracts shown in the Statements of Operations include net gains or losses realized by the Fund on contracts that have matured.

The net U.S. dollar value of foreign currency underlying all contractual commitments held at the end of the period, the resulting net unrealized appreciation (depreciation) and related net receivable or payable amount are determined using forward foreign currency exchange rates supplied by a quotation service. The Fund could be exposed to risks in excess of amounts recognized on the Statements of Assets and Liabilities if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the forward foreign currency contract changes unfavorably.

At August 31, 2007, the Fund entered into forward foreign currency contracts, which contractually obligate the Fund to deliver currency at future dates.

Open forward foreign currency contracts on August 31, 2007, were as follows:
			UNREALIZED
	PRINCIPAL AMOUNT	SETTLEMENT	APPRECIATION
CURRENCY	COVERED BY CONTRACT	DATE	(DEPRECIATION)

Buys
Euro	10,125,000	Nov 2007	$ 69,807
Japanese Yen	377,377,000	Nov 2007	60,271
Japanese Yen	906,659,024	Nov 2007	(49,276)
Japanese Yen	906,659,024	Nov 2007	(38,309)
Japanese Yen	906,659,024	Nov 2007	(49,948)
Japanese Yen	906,659,024	Nov 2007	(77,047)
Japanese Yen	906,659,024	Nov 2007	(63,685)
Japanese Yen	906,659,024	Nov 2007	(72,119)
Japanese Yen	906,659,024	Nov 2007	(93,586)
New Zealand Dollar	9,584,000	Nov 2007	(548,612)
New Zealand Dollar	1,829,630	Nov 2007	8,756
New Zealand Dollar	1,829,630	Nov 2007	7,082
New Zealand Dollar	1,829,630	Nov 2007	13,699
New Zealand Dollar	1,829,630	Nov 2007	8,540
New Zealand Dollar	1,829,630	Nov 2007	9,949
New Zealand Dollar	1,829,630	Nov 2007	12,816
New Zealand Dollar	1,829,630	Nov 2007	8,540
Norwegian Krone	5,549,020	Nov 2007	18,428
Norwegian Krone	5,549,020	Nov 2007	18,712
Norwegian Krone	5,549,020	Nov 2007	16,548
Norwegian Krone	5,549,020	Nov 2007	17,892
Norwegian Krone	5,549,020	Nov 2007	17,181
Norwegian Krone	5,549,020	Nov 2007	16,613
Norwegian Krone	5,549,020	Nov 2007	16,991
Pound Sterling	1,549,000	Nov 2007	(20,778)
Pound Sterling	799,000	Nov 2007	14,017
Swedish Krona	20,207,000	Nov 2007	(82,399)
Swedish Krona	40,318,508	Nov 2007	34,629
Swedish Krona	40,318,508	Nov 2007	32,432
Swedish Krona	40,318,508	Nov 2007	44,383
Swedish Krona	40,318,508	Nov 2007	37,449
Swedish Krona	40,318,508	Nov 2007	33,806
Swedish Krona	40,318,508	Nov 2007	45,242

International Core Fund

			UNREALIZED
	PRINCIPAL AMOUNT	SETTLEMENT	APPRECIATION
CURRENCY	COVERED BY CONTRACT	DATE	(DEPRECIATION)

Buys continued
Swedish Krona	40,318,508	Nov 2007	$ 47,675
Swiss Franc	19,817,167	Nov 2007	2,232
Swiss Franc	19,817,167	Nov 2007	(4,508)
Swiss Franc	19,817,167	Nov 2007	6,200
Swiss Franc	19,817,167	Nov 2007	1,378
Swiss Franc	19,817,167	Nov 2007	(16,970)
Swiss Franc	19,817,167	Nov 2007	(11,447)
Swiss Franc	19,817,167	Nov 2007	(18,006)
			($525,422)
Sells
Australian Dollar	2,918,220	Nov 2007	($42,982)
Australian Dollar	2,906,559	Nov 2007	(54,642)
Australian Dollar	2,897,348	Nov 2007	(63,853)
Australian Dollar	2,907,506	Nov 2007	(53,696)
Australian Dollar	2,906,778	Nov 2007	(54,424)
Australian Dollar	2,899,562	Nov 2007	(61,640)
Australian Dollar	2,918,704	Nov 2007	(42,497)
Canadian Dollar	1,871,414	Nov 2007	(4,387)
Canadian Dollar	1,874,569	Nov 2007	(1,232)
Canadian Dollar	1,870,882	Nov 2007	(4,920)
Canadian Dollar	1,872,910	Nov 2007	(2,892)
Canadian Dollar	1,868,619	Nov 2007	(7,182)
Canadian Dollar	1,871,660	Nov 2007	(4,141)
Canadian Dollar	1,872,511	Nov 2007	(3,291)
Danish Kroner	819,548	Nov 2007	(9,078)
Danish Kroner	819,136	Nov 2007	(9,491)
Danish Kroner	818,426	Nov 2007	(10,200)
Danish Kroner	818,159	Nov 2007	(10,468)
Danish Kroner	818,805	Nov 2007	(9,822)
Danish Kroner	818,383	Nov 2007	(10,243)
Danish Kroner	818,708	Nov 2007	(9,918)
Euro	12,460,705	Nov 2007	(149,461)
Euro	12,458,825	Nov 2007	(151,342)
Euro	12,458,751	Nov 2007	(151,415)
Euro	12,449,100	Nov 2007	(161,066)
Euro	12,447,441	Nov 2007	(162,726)
Euro	12,443,938	Nov 2007	(166,228)
Euro	12,453,248	Nov 2007	(156,918)
Hong Kong Dollar	579,982	Nov 2007	(1,099)
Hong Kong Dollar	579,896	Nov 2007	(1,184)
Hong Kong Dollar	579,937	Nov 2007	(1,144)
Hong Kong Dollar	579,774	Nov 2007	(1,307)
Hong Kong Dollar	579,848	Nov 2007	(1,233)
Norwegian Krone	4,857,605	Nov 2007	56,670
Norwegian Krone	4,857,386	Nov 2007	55,247
Pound Sterling	5,862,252	Nov 2007	(87,477)
Pound Sterling	5,865,317	Nov 2007	(84,412)
Pound Sterling	5,856,625	Nov 2007	(93,104)

International Core Fund

			UNREALIZED
	PRINCIPAL AMOUNT	SETTLEMENT	APPRECIATION
CURRENCY	COVERED BY CONTRACT	DATE	(DEPRECIATION)

Sells continued
Pound Sterling	5,853,073	Nov 2007	($96,657)
Pound Sterling	5,854,852	Nov 2007	(94,877)
Pound Sterling	5,846,341	Nov 2007	(103,389)
Pound Sterling	5,853,138	Nov 2007	(96,592)
Swiss Franc	3,863,831	Nov 2007	70,987
			($2,049,726)

Federal income taxes

The Fund qualifies as a “regulated investment company” by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income. Therefore, no federal income tax provision is required.

New accounting pronouncements

In June 2006, Financial Accounting Standards Board (FASB) Interpretation No. 48, Accounting for Uncertainty in Income Taxes (the Interpretation), was issued and is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the effective date. This Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return, and requires certain expanded disclosures. Management has evaluated the application of this Interpretation to the Fund and does not believe there is a material impact resulting from the adoption of this Interpretation on the Fund’s financial statements.

In September 2006, FASB Standard No. 157, Fair Value Measurements (FAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishing a framework for measuring fair value and expands disclosure about fair value measurements. Management is currently evaluating the application of FAS 157 to the Fund and its impact, if any, resulting from the adoption of FAS 157 on the Fund’s financial statements.

Distribution of income and gains

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. During the period ended February 28, 2007, the tax character of distributions paid was as follows: ordinary income $12,427,092. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Capital accounts

The Fund reports the undistributed net investment income and accumulated undistributed net realized gain (loss) accounts on a basis approximating amounts available for future tax distributions (or to offset future taxable realized gains when a capital loss carryforward is available). Accordingly, the Fund may periodically make reclassifications among certain capital accounts without affecting its net asset value.

International Core Fund

3. Investment advisory and other agreements Advisory fees

The Trust has entered into an Investment Advisory Agreement with the Adviser. The Adviser is responsible for managing the corporate and business affairs of the Trust and for selecting and compensating subadvisers to handle the investment of the assets of the Fund, subject to the supervision of the Trust’s Board of Trustees. Under the Advisory Agreement, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.92% of the first $100,000,000 of the Fund’s aggregate daily net assets; (b) 0.895% of the next $900,000,000 of the Fund’s aggregate daily net assets; (c) 0.880% of the Fund’s aggregate daily net assets in excess of $1,000,000,000. Aggregate net assets include the net assets of the Fund and International Core Trust, a series of John Hancock Trust and International Core Fund, a series of John Hancock Funds II. The Adviser has a subadvisory agreement with Grantham, Mayo, Van Otterloo & Co. LLC. The Fund is not responsible for payment of the subadvisory fees.

Expense reimbursements

The Adviser has agreed contractually to reimburse for certain fund level expenses that exceed 0.20% of the average annual net assets, or to make a payment to a specific class of shares of the Fund in an amount equal to the amount by which the expenses attributable to such class of shares (excluding taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business and fees under any agreement or plans of the Fund dealing with services for shareholders and others with beneficial interests in shares of the Fund) exceed the percentage of average annual net assets (on an annualized basis) attributable as follows: 1.70% for Class A, 2.40% for Class B, 2.40% for Class C, 1.20% for Class I, 1.70% for Class R1, 1.15% for Class 1 and 1.10% for Class NAV.. Accordingly, the expense reductions related to this expense limitation amounted to $1,703, $14,002, $5,539, $9,543, $9,454, $1,156 and $18,602 for Class A, Class B, Class C, Class I, Class R1, Class 1 and Class NAV, respectively, for the period ended August 31, 2007. This expense reimbursement shall continue in effect until June 30, 2008 and thereafter until terminated by the Adviser on notice to the Trust.

Administration fees

The Fund has an agreement with the Adviser that requires the Fund to reimburse the Adviser for all expenses associated with providing the administrative, financial, accounting and recordkeeping services of the Fund, including the preparation of all tax returns, annual, semi-annual and periodic reports to shareholders and the preparation of all regulatory reports. These expenses are allocated based on the relative net assets of each class. The compensation for the period amounted to $66,474 with an effective rate of 0.01% of the Fund’s average daily net asset value.

Distribution plan

The Trust has a Distribution Agreement with the Distributor. The Fund has adopted Distribution Plans with respect to Class A, Class B, Class C, Class R1 and Class 1, pursuant to Rule 12b-1 under the 1940 Act, to reimburse the Distributor for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to the Distributor at an annual rate not to exceed 0.30%, 1.00%, 1.00%, 0.50% and 0.05% of average daily net asset value of Class A, Class B, Class C, Class R1 and Class 1, respectively. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of Financial Industry Regulatory Authority (formerly the National Association of Securities Dealers). Under the Conduct Rules, curtailment of a portion of the Fund’s 12b-1 payments could occur under certain circumstances. In addition, under a Service Plan for Class R1 shares, the Fund pays up to 0.25% of Class R1 average daily net asset value for certain other services.

Sales charges

Class A shares are assessed up-front sales charges of up to 5.00% of net asset value of such shares. During the period ended August 31, 2007, the Fund was informed that the Distributor received net up-front sales charges of $308,924 with regard to sales of Class A shares. Of this amount, $26,560 was retained and used for printing

International Core Fund

prospectuses, advertising, sales literature and other purposes, $277,807 was paid as sales commissions to unrelated broker-dealers and $4,557 was paid as sales commissions to sales personnel of Signator Investors, Inc. (Signator Investors), a related broker-dealer, an indirect subsidiary of MFC.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge (CDSC) at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to the Distributor and are used, in whole or in part, to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the period ended August 31, 2007, CDSCs received by Distributor amounted to $7,385 for Class B shares and $996 for Class C shares.

Transfer agent fees

The Fund has a Transfer Agency Agreement with John Hancock Signature Services, Inc. (Signature Services), an indirect subsidiary of MFC. For Class A, Class B, Class C, Class I and Class R1 shares, the Fund pays a monthly transfer agent fee at an annual rate of 0.05% of each class’ average daily net assets, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses. Expenses not directly attributable to a particular class of shares are aggregated and allocated to each class on the basis of its relative net asset value.

Signature Services has agreed to limit the transfer agent fees so that such fees do not exceed 0.30% annually of Class A, Class B, Class C, Class I and Class R1 share average daily net assets. This agreement is effective until December 31, 2007. Signature Services reserves the right to terminate this limitation in the future. Accordingly, there were no transfer agent fee reductions for Class A, Class B, Class C, Class I and Class R1 shares, respectively, during the period ended August 31, 2007.

Expenses under the agreements described above for the period ended August 31, 2007, were as follows:

	Distribution and	Transfer	Blue sky	Printing and
Share class	service fees	agent fees	fees	postage fees

Class A	$106,933	$60,654	$9,570	$6,444
Class B	68,717	20,615	9,157	463
Class C	50,876	10,057	9,101	484
Class I	—	204	9,101	410
Class R1	494	33	9,101	398
Class 1	21,941	—	—	2,642
Total	$248,961	$91,563	$46,030	$10,841

Trustees’ fees

The Trust compensates each Trustee who is not an employee of the Adviser or its affiliates.

Total Trustees’ expenses are allocated to the Fund based on its average daily net asset value.

4. Guarantees and indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

International Core Fund

5. Line of credit

The Fund has entered into an agreement which enables it to participate in a $100 million unsecured committed line of credit with State Street Corporation. Borrowings will be made solely to temporarily finance the repurchase of capital shares. Interest is charged to the Fund based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.50% . In addition, a commitment fee of 0.07% per annum, payable at the end of each calendar quarter, based on the average daily-unused portion of the line of credit, is charged to the Fund on a prorated basis based on average net assets. For the period ended August 31, 2007, there were no borrowings under the line of credit.

International Core Fund

6. Capital shares

Share activities for the Fund for the periods ended February 28, 2007 and August 31, 2007, were as follows:

	Year ended 2-28-07		Period ended 8-31-07[4]
	Shares	Amount	Shares	Amount
Class A

Sold	284,321	$11,617,841	431,573	$20,011,622
Issued in reorganization	—	—	2,188,767	102,289,840
Distributions reinvested	1,655	70,124	(9)	(463)
Repurchased	(468,712)	(19,816,280)	(140,556)	(6,571,127)
Net increase (decrease)	(182,736)	($8,128,315)	2,479,775	$115,729,872

Class B

Sold	27,188	$1,088,930	53,444	$2,467,056
Issued in reorganization	—	—	519,204	24,096,951
Distributions reinvested	145	6,146	(146)	(7,108)
Repurchased	(4,739)	(194,969)	(63,085)	(2,949,063)
Net increase	22,594	$900,107[1]	509,417	$23,607,836

Class C

Sold	108,359	$4,434,998	125,625	$5,822,830
Issued in reorganization	—	—	123,192	5,718,520
Distributions reinvested	478	20,196	—	—
Repurchased	(4,754)	(197,095)	(19,433)	(889,553)
Net increase	104,083	$4,258,099[1]	229,384	$10,651,797

Class I

Sold	5,134	$189,482	30,389	$1,459,623
Issued in reorganization	—	—	3,865	181,228
Distributions reinvested	45	1,930	—	—
Repurchased	(46)	(2,038)	(812)	(38,628)
Net increase	5,133	$189,374[1]	33,442	$1,602,223

Class R1

Sold	2,820	$101,500	—	—
Distributions reinvested	25	1,056	—	—
Net increase	2,845	$102,556[1]	—	—

Class 1

Sold	48,304	$2,043,017	118,764	$5,510,547
Issued in reorganization	1,953,542	79,235,655	—	—
Distributions reinvested	18,537	787,817	—	—
Repurchased	(138,020)	(5,874,002)	(140,551)	(6,418,148)
Net increase (decrease)	1,882,363	$76,192,487[2]	(21,787)	($907,601)

Class NAV shares

Sold	3,063,357	$123,822,093	2,609,720	$118,979,274
Issued in reorganization	26,094,263	1,022,391,188	—	—
Distributions reinvested	271,456	11,534,195	—	—
Repurchased	(788,527)	(32,939,761)	(1,298,694)	(61,328,681)
Net increase	28,640,549	$1,124,807,715[3]	1,311,026	$57,650,593

Net increase	30,474,831	$1,198,322,023	4,541,257	$208,334,720

1 Period from 6-12-06 (commencement of operations) to 2-28-07.

2 Period from 11-6-06 (commencement of operations) to 2-28-07.

3 Period from 8-29-06 (commencement of operations) to 2-28-07.

4 Semiannual period from 3-1-07 to 8-31-07. Unaudited.

International Core Fund

7. Investment transactions

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the period ended August 31, 2007, aggregated $355,987,937 and $316,342,615, respectively.

The cost of investments owned on August 31, 2007, including short-term investments, for federal income tax purposes, was $1,668,064,372. Gross unrealized appreciation and depreciation of investments aggregated $289,983,027 and $30,088,030, respectively, resulting in net unrealized appreciation of $259,894,997.

8. Federal income tax information

Federal income tax regulations may differ from generally accepted accounting principles and income and capital gain distributions determined in accordance with tax regulations may differ from net investment income and realized gains recognized for financial reporting purposes.

9. Reorganization

On June 12, 2006, the Fund acquired substantially all of the assets and liabilities of the Predecessor Fund in exchange solely for Class A shares of the Fund. The acquisition was accounted for as a tax-free exchange of 462,581 Class A shares of the Fund for the net assets of the Predecessor Fund, which amounted to $16,617,195, including $884,271 of unrealized appreciation, after the close of business on June 9, 2006. Accounting and performance history of the Predecessor Fund was redesignated as that of Class A of the Fund.

On August 29, 2006, the Board of Trustees of John Hancock Funds II International Stock Fund (the International Stock Fund) approved an Agreement and Plan of Reorganization, which provided for the transfer of substantially all of the assets and liabilities of the International Stock Fund Class NAV in exchange for the Class NAV of the Fund. The acquisition was accounted for as a tax-free exchange of 26,094,263 of the Class NAV shares of the Fund for the net assets of the International Stock Fund Class NAV, which amounted to $1,022,391,188, including the total of $122,941,561 of unrealized appreciation, after the close of business on August 29, 2006.

In addition, on August 29, 2006, the Board of Trustees of International Stock Fund approved an agreement and Plan of Reorganization, which provided for the transfer of substantially all of the assets and liabilities of the International Stock Fund Class 1 in exchange for the Class 1 of the Fund. The acquisition was accounted for as a tax-free exchange of 1,953,542 of the Class 1 shares of the Fund for the net assets of the International Stock Fund Class 1, which amounted to $79,235,655, including the total of $14,608,110 of unrealized appreciation, after the close of business on November 6, 2006.

On April 18, 2007, the shareholders of John Hancock International Fund (International Fund) approved an Agreement and Plan of Reorganization, which provided for the transfer of substantially all of the assets and liabilities of the International Fund in exchange for Class A, Class B, Class C and Class I shares of the Fund. The acquisition was accounted for as a tax-free exchange of 2,188,767 Class A shares, 519,204 Class B shares, 123,192 Class C shares and 3,865 Class I shares of the Fund for the net assets of the International Fund, which amounted to $102,289,840, $24,096,952, $5,718,520 and $181,228 for Class A, Class B, Class C and Class I shares of the International Fund, respectively, including the total of $24,329,893 of unrealized appreciation, after the close of business on May 25, 2007.

Evaluation of Advisory and Subadvisory
Agreements by the Board of Trustees

This section describes the evaluation
by the Board of Trustees of the
Advisory Agreement and each of the
Subadvisory Agreements.

Evaluation by the Board of Trustees The Board, including all of the Trustees who are not “interested persons” as defined in the Investment Company Act of 1940, as amended (the Independent Trustees), is responsible for selecting the Trust’s investment adviser, John Hancock Investment Management Services, LLC (the Adviser or JHIMS), approving the Adviser’s selection of subadvisers for each series of the Trust (the Funds) and approving the Trust’s advisory and subadvisory agreements (and any subsubadvisory agreements), their periodic continuation and any amendments. Consistent with SEC rules, the Board regularly evaluates the Trust’s advisory and subadvisory (and subsubadvisory) arrangements, including consideration of the factors listed below. The Board may also consider other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry) and does not treat any single factor as determinative, and each Trustee may attribute different weights to different factors. The Board is furnished with an analysis of its fiduciary obligations in connection with its evaluation and, throughout the evaluation process, the Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel. The factors regularly considered by the Board are:

1. the nature, extent and quality of the services to be provided by the Adviser to the Trust and by the subadvisers to the Funds;

2. the investment performance of the Funds and their subadvisers;

3. the extent to which economies of scale would be realized as a Fund grows and whether fee levels reflect these economies of scale for the benefit of Trust shareholders;

4. the costs of the services to be provided and the profits to be realized by the Adviser and its affiliates (including any subadvisers that are affiliated with the Adviser) from the Adviser’s relationship with the Trust; and

5. comparative services rendered and comparative advisory and subadvisory fee rates.

The Board believes that information relating to all these factors is relevant to its evaluation of the Trust’s advisory agreement. With respect to its evaluation of subadvisory agreements (including subsubadvisory agreements) the Board believes that, in view of the Trust’s “manager of managers” advisory structure, the costs of services to be provided and the profits to be realized by those subadvisers that are not affiliated with the Adviser from their relationship with the Trust generally are not a material factor to the Board’s consideration of subadvisory agreements because such fees are paid to subadvisers by the Adviser and not by the Funds, and because the Board relies on the ability of the Adviser to negotiate such subadvisory fees at arm’s-length.

In evaluating subadvisory arrangements, the Board also considers other material business relationships that unaffiliated subadvisers and their affiliates have with the Adviser or its affiliates, including the involvement by certain affiliates of certain subadvisers in the distribution of financial products, including shares of the Trust, offered by the Adviser and other affiliates of the Adviser (Material Relationships).

Approval of Advisory Agreement

At its meeting on June 5, 2007, the Board, including all the Independent Trustees, approved the Advisory Agreement between the Trust and JHIMS with respect to each of the Funds.

In approving the Advisory Agreement, and with reference to the factors which it regularly considers, the Board:

(1) (a) considered the high value to the Trust of continuing the relationship with JHIMS as the Trust’s Adviser to the other John Hancock Funds, the skills and competency with which JHIMS has in the past managed the affairs and subadvisory relationships of other funds in the complex, JHIMS’s oversight and monitoring of subadvisers’ investment performance and compliance programs including its timelines in responding to performance issues and the qualifications of JHIMS’s personnel,

(b) considered JHIMS’s compliance policies and procedures and its responsiveness to regulatory changes and mutual fund industry developments, and

(c) JHIMS’s administrative capabilities, including its ability to supervise the other service providers for the Funds and concluded that JHIMS may reasonably be expected to ably perform its services under the Advisory Agreement.

(2) reviewed the investment performance of portfolios that are managed comparable to the Funds; the comparative performance of their respective benchmarks; and JHIMS’ analysis of such performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally and with respect to the Funds; and concluded that each of the comparably managed funds has performed well or within a range that the Board deemed competitive, and that JHIMS may reasonably be expected to ably monitor the performance of the Funds and their subadvisers;

(3) reviewed the Trust’s advisory fee structure and the incorporation therein of any subadvisory fee breakpoints in the advisory fees charged and concluded (i) that to the extent that Funds have subadvisory fees with breakpoints, those breakpoints are reflected as breakpoints in the advisory fees for Funds, (ii) that all Funds with a subadviser that is not affiliated with the Adviser have subadvisory fees which are the product of arm’s-length negotiations between the Adviser and the subadviser and which in many, but not all, cases contain breakpoints, and (iii) that, although economies of scale cannot be measured with precision, these arrangements permit shareholders of Funds with advisory fee breakpoints to benefit from economies of scale if those Funds grow;

(4) (a) reviewed the financial statements of JHIMS and John Hancock Life Insurance Company (U.S.A.) (JHLICO (U.S.A.));

(b) reviewed the anticipated profitability of the JHIMS’s relationship with the Funds in terms of the fees it expects to receive with respect to the Funds and whether JHIMS has the financial ability to provide a high level of services to the Funds,

(c) considered that JHIMS derives reputational and other indirect benefits from providing advisory services to the Funds, and

(d) noted that JHIMS will pay the subadvisory fees out of the advisory fees JHIMS receives from the Funds and concluded that the advisory fees paid by the Trust with respect to the Funds are not unreasonable in light of such information; and

(5) reviewed comparative information with respect to the advisory fee rates and concluded that the anticipated advisory fees for the Funds are within the range of those incurred by other comparable funds and that the advisory structure for the Funds is thus competitive within the industry.

Additional information that the Board considered for a particular Fund is set forth in Appendix A.

Approval of Subadvisory Agreements

At its meeting on June 5, 2007, the Board, including all the Independent Trustees, approved the Subadvisory Agreements.

In making its determination with reference to these respective factors, the Board reviewed:

(i) information relating to each subadviser’s business which included information such as: business performance, assets under management, financial stability and personnel;

(ii) the investment performance of the subadviser’s portfolio managed comparably to the Fund to be managed by the subadviser and comparative performance information relating to the benchmark;

(iii) the proposed subadvisory fee for each Fund to be managed by the subadviser and comparative fee information; and

(iv) information relating to the nature and scope of Material Relationships and their significance to the Adviser and the subadvisers.

The Board’s decision to approve each Subadvisory Agreement was based on a number of determinations, including the following:

(1) The subadviser has extensive experience and demonstrated skills as a manager and may be expected to provide a high quality of investment personnel to each Fund;

(2) Although not without variation, the current and historical performance of the portfolios of the Subadviser managed comparably to the Fund to be managed by the Subadviser has been within a competitive range of the current and historical performance of these portfolios’ respective benchmark (see Appendix A for further information on performance);

(3) The subadvisory fees are within industry norms and are the product of arm’s-length negotiation between the Adviser and the subadviser; and

(4) The Material Relationships consist of arrangements in which unaffiliated subadvisers or their affiliates provide advisory, distribution or management services in connection with financial products sponsored by the Trust’s adviser or its affiliates, which may include other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans, and which in no case contained elements which would cause the Board to conclude that approval of the subadvisory agreement with the subadviser would be inappropriate. See (5) below for information relating to the business arrangement between the Trust’s Adviser and GMO.

(5) As a part of the overall business arrangement between the Adviser and GMO under which the Adviser has obtained exclusive rights to certain GMO investment management services for up to five years, the Adviser has agreed that under certain circumstances it (and not the Trust or the particular Fund) will pay GMO a specified amount (ranging from $1 to $12 million) if the subadvisory agreement with respect to any of the following Funds to be subadvised by GMO is terminated within a five-year period from the date of its effectiveness: U.S. Core Fund, Active Value Fund, Intrinsic Value Fund, Growth Fund, International Core Fund, International Growth Fund, Global Fund, Value Opportunities Fund, Growth Opportunities Fund and U.S. Quality Equity Fund.

The Adviser has also agreed that, subject to its fiduciary duties as an investment adviser to each of these Funds and its shareholders, it will not recommend to the Board of Trustees to terminate the subadvisory agreement with respect to any of the Funds or to reduce any of the fees payable thereunder to GMO for a five-year period from the date of effectiveness of the agreement. Substantially similar agreements (with varying amounts to be paid upon termination) also apply with respect to certain other John Hancock funds that are or will be advised by the Adviser and subadvised by GMO. The Trust is not a party to any of these arrangements, and they are not binding upon the Trust, the Trust’s Funds subadvised by GMO or the Board of Trustees. However, these arrangements present certain conflicts of interest because the Adviser has a financial incentive to support the continuation of GMO subadvisory agreements for as long as the termination provisions described above remain in effect. In approving the Advisory Agreement and the subadvisory agreement with respect to each of the Funds subadvised by GMO, the Board of Trustees, including the Independent Trustees, was aware of and considered these potential conflicts of interest, including any financial obligations of the Adviser to GMO.

The Board concluded that, notwithstanding the potential conflicts of interest, approval of the Advisory Agreement and the subadvisory agreements with GMO is in the best interests of shareholders and contract owners in view of (i) the Adviser’s fiduciary duty and the Board’s fiduciary duty and ability to monitor potential conflicts, (ii) the benefits to shareholders and contract owners generally expected from the exclusive rights to certain GMO investment management services obtained by the Adviser for the benefit of certain Funds of the Trust and other John Hancock funds and (iii) the benefits to such Funds of the Trust expected from the subadvisory services of GMO.

Additional information that the Board considered for a particular fund is set forth in Appendix A.

Appendix A

Estimated Fees
Fund	Performance	and Expenses	Comments

International Core	See Comments.	Subadvisory fees	The Board noted
		for this Fund were	that the Fund
		higher than the peer	commenced
		group median.	operations in
June 2006 and
		Advisory fees for	has a limited
		this Fund were	performance history.
lower than the peer
group median.

Total expenses for
this Fund were
higher than the peer
group median.

Why John Hancock Funds?

For more than three decades, John Hancock Funds has been helping individual, corporate and institutional clients reach their most important financial goals. With so many fund companies to choose from, why should you invest with us?

►A name you know and trust

When you invest with John Hancock Funds, you are investing with one of the most recognized and respected names in the financial services industry. Our parent company has been helping individuals and institutions increase and protect wealth since 1862.

►Solutions across the investing spectrum

We offer equity, income, international, sector and asset allocation investment solutions managed by leading institutional money managers. Each of our funds utilizes a disciplined, team approach to portfolio management and research, leveraging the expertise of seasoned investment professionals.

►Committed to you

Our shareholders come first. We work hard to provide you with the products you need to build a solid financial foundation. We’re proud to offer you award-winning services and tools, like the www.jhfunds.com Web site, to help you every step of the way.

For immediate insight and answers,
turn to www.jhfunds.com

Discover the new and improved www.jhfunds.com.

▪ View accounts, statements and fund information.

▪ Access college and retirement planning calculators and investment education.

▪ Gain investment ideas, expand your knowledge and become a more informed investor.

This is just the beginning of how much you can do.
Now is the ideal time to experience our Web site that received the following recognition in 2006:

“Best Innovation: Redesigned Web Site” by the Mutual Fund
Education Alliance.

“Outstanding Web Site” by the Web Marketing Association.

“Creative excellence on the Web, Silver Award winner” by W3.

Discover convenience and comprehensive resources at one easy-to-access location. Your financial professional can steer you to the tools that will help you the most and enable you to transform your knowledge into action.

See how far www.jhfunds.com can take you!

For more information

The Fund’s proxy voting policies, procedures and records are available without charge, upon request:

By phone	On the Fund’s Web site	On the SEC’s Web site
1-800-225-5291	www.jhfunds.com/proxy	www.sec.gov

Trustees	Charles A. Rizzo	Principal distributor
Ronald R. Dion, Chairman	Chief Financial Officer	John Hancock Funds, LLC
James R. Boyle†	Gordon M. Shone	601 Congress Street
James F. Carlin	Treasurer	Boston, MA 02210-2805
William H. Cunningham
Charles L. Ladner*	John G. Vrysen	Custodian
Dr. John A. Moore*	Chief Operating Officer	State Street Bank & Trust Co.
Patti McGill Peterson*		2 Avenue de Lafayette
Steven R. Pruchansky	Investment adviser	Boston, MA 02111
John Hancock Investment
*Members of the Audit Committee	Management Services, LLC	Transfer agent
†Non-Independent Trustee	601 Congress Street	John Hancock Signature
	Boston, MA 02210-2805	Services, Inc.
Officers		One John Hancock Way,
Keith F. Hartstein	Subadviser	Suite 1000
President and	Grantham, Mayo, Van	Boston, MA 02217-1000
Chief Executive Officer	Otterloo & Co. LLC
Thomas M. Kinzler	40 Rowes Wharf	Legal counsel
Secretary and Chief Legal Officer	Boston, MA 02110	Kirkpatrick & Lockhart
Francis V. Knox, Jr.		Preston Gates Ellis LLP
Chief Compliance Officer		One Lincoln Street
Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com

Mail	Regular mail:	Express mail:
	John Hancock	John Hancock
	Signature Services, Inc.	Signature Services, Inc.
	One John Hancock Way, Suite 1000	Mutual Fund Image Operations
	Boston, MA 02217-1000	380 Stuart Street
Boston, MA 02116

Phone	Customer service representatives	1-800-225-5291
	EASI-Line	1-800-338-8080
	TDD line	1-800-554-6713

A listing of month-end portfolio holdings is available on our Web site, www.jhfunds.com. A more detailed portfolio holdings summary is available on a quarterly basis 60 days after the fiscal quarter on our Web site or upon request by calling 1-800-225-5291, or on the SEC’s Web site, www.sec.gov.

48

J O H N  H A N C O C K  F A M I L Y  O F  F U N D S

EQUITY	INTERNATIONAL/GLOBAL
Balanced Fund	Global Opportunities Fund
Classic Value Fund	Global Shareholder Yield Fund
Classic Value Fund II	Greater China Opportunities Fund
Classic Value Mega Cap Fund	International Allocation Portfolio
Core Equity Fund	International Classic Value Fund
Growth Fund	International Core Fund
Growth Opportunities Fund	International Growth Fund
Growth Trends Fund
Intrinsic Value Fund	INCOME
Large Cap Equity Fund	Bond Fund
Large Cap Select Fund	Government Income Fund
Mid Cap Equity Fund	High Yield Fund
Multi Cap Growth Fund	Investment Grade Bond Fund
Small Cap Equity Fund	Strategic Income Fund
Small Cap Fund
Small Cap Intrinsic Value Fund	TAX-FREE INCOME
Sovereign Investors Fund	California Tax-Free Income Fund
U.S. Core Fund	High Yield Municipal Bond Fund
U.S. Global Leaders Growth Fund	Massachusetts Tax-Free Income Fund
Value Opportunities Fund	New York Tax-Free Income Fund
Tax-Free Bond Fund
ASSET ALLOCATION
Lifecycle 2010 Portfolio	MONEY MARKET
Lifecycle 2015 Portfolio	Money Market Fund
Lifecycle 2020 Portfolio
Lifecycle 2025 Portfolio	CLOSED - END
Lifecycle 2030 Portfolio	Bank and Thrift Opportunity Fund
Lifecycle 2035 Portfolio	Financial Trends Fund, Inc.
Lifecycle 2040 Portfolio	Income Securities Trust
Lifecycle 2045 Portfolio	Investors Trust
Lifecycle Retirement Portfolio	Patriot Premium Dividend Fund II
Lifestyle Aggressive Portfolio	Preferred Income Fund
Lifestyle Balanced Portfolio	Preferred Income II Fund
Lifestyle Conservative Portfolio	Preferred Income III Fund
Lifestyle Growth Portfolio	Tax-Advantaged Dividend Income Fund
Lifestyle Moderate Portfolio	Tax-Advantaged Global Shareholder Yield Fund

SECTOR
Financial Industries Fund
Health Sciences Fund
Real Estate Fund
Regional Bank Fund
Technology Fund
Technology Leaders Fund

The Fund’s investment objectives, risks, charges and expenses are included in the prospectus and should be considered carefully before investing. For a prospectus, contact your financial professional, call John Hancock Funds at 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com. Please read the prospectus carefully before investing or sending money.

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds. com

Now available: electronic delivery
www.jhfunds. com/edelivery

This report is for the information of the shareholders of John Hancock International Core Fund.
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

660SA 8/07
10/07

John Hancock

MUTUAL FUNDS

John Hancock

Growth Opportunities Fund

Semiannual Report

8.31.07

Your fund at a glance

Managers’ report
page 2

A look at performance
page 6

Your expenses
page 8

Fund’s investments
page 10

Financial statements
page 23

Notes to financial
statements
page 32

For more information
page 48

CEO corner

To Our Shareholders,

Volatility returned to the U.S. stock market in the six-month period ended August 31, 2007; however, stocks still posted a strong gain of 5.70%, as measured by the Standard & Poor’s 500 Index. The market experienced a particularly sharp downturn in August, as the subprime mortgage market’s woes increased. Rising defaults and an ensuing credit crunch caused heightened fears about their potential impact on U.S. economic growth. Foreign markets felt some ripple effects from the subprime issue, but they continued nonetheless to benefit from solid economic growth and outperformed the U.S. market in this period.

During this period of volatility, the U.S. stock market also passed a significant milestone — the broad Standard & Poor’s 500 Index climbed beyond the record it had set seven years ago. From its peak in March 2000, the stock market spiraled downward three consecutive years, bottoming in 2002. The upturn began in 2003, and the market has advanced each year since, finally setting a new high for the first time on May 30, 2007. During that period, the S&P 500 Index experienced five significant short-term sell-offs of 6% or more, with the August subprime-induced meltdown being the most recent.

This nearly complete market cycle highlights the importance of two investment principles you have heard us speak of often: diversification and patience. By allocating your investments among different asset classes, investment styles and portfolio managers, you are likely to be well represented through all phases of a complete market cycle, with the winners helping to cushion the fall of the losers.

The challenge for investors with a diversified portfolio is to properly evaluate your investments to tell the difference between an underperforming manager and an out-of-favor style, while also understanding the role each investment plays in your portfolio. That’s where your financial professional can provide true value. He or she can help you make those assessments and also counsel patience, because a properly diversified portfolio by its very nature will typically have something lagging or out of favor — a concept that can be difficult to live with, but necessary to embrace. If everything in your portfolio is “working,” then you are not truly diversified, but rather are leveraged to the current market and the flavor of the day. If so, you are bound to be out of step in the near future.

The recent volatility in the securities markets has prompted many investors to question how long this type of market cycle will last. History tells us it will indeed end and that when it does, today’s leaders may well turn into laggards and vice versa. The subprime mortgage market woes are just the latest example of why investors should be both patient and well-diversified. For with patience and a diversified portfolio, it could be easier to weather the market’s twists and turns and reach your long-term goals.

Sincerely,

Keith F. Hartstein,
President and Chief Executive Officer

This commentary reflects the CEO’s views as of August 31, 2007. They are subject to change at any time.

Your fund at a glance

The Fund seeks long-term capital growth by typically making equity investments in U.S. companies that issue stocks included in the Russell 2500 Index and in companies with total market capitalizations similar to those of companies in the Index. Under normal circumstances, the Fund invests at least 80% of its assets in small- and mid-cap companies.

Over the last six months

► Despite heightened volatility, the broad U.S. market, as measured by the S&P 500 Index, gained ground.

► On a relative basis, stock selection and an underweighting in the oil and gas sector held the Fund back. An overweight in the primary process sector, and underweight in metals and mining, plus good stock selection in both sectors, helped.

► The Fund’s momentum and valuation selection criteria both lagged the market.

Top 10 holdings

Energizer Holdings, Inc.	1.8%	Goodyear Tire & Rubber Company	1.2%

American Eagle Outfitters, Inc.	1.7%	ITT Educational Services, Inc.	1.1%

McAfee, Inc.	1.4%	Avnet, Inc.	1.1%

Waters Corp.	1.3%	SEI Investments Company	1.1%

Pinnacle Gas Resources, Inc.	1.2%	CarMax, Inc.	1.0%

As a percentage of net assets on August 31, 2007.

1

Managers’ report

John Hancock
Growth Opportunities Fund

U.S. investors entered the six-month review period on March 1, 2007 still reeling from the market’s late-February swoon. Their big question was whether the recent fall was the beginning of a major correction or just a brief hiccup in the middle of a bull market. Though some of the concerns surrounding the decline — including the first sign of trouble in subprime mortgages — were still present, investors appeared to shake them off. Less than two months into the review period, the Standard & Poor’s 500 Index had recovered all of its lost ground, entering the summer poised to continue its ascent. With historically low market volatility, the continuation of strong corporate profits and a glut of private equity deals fueled by ubiquitous financial liquidity, there seemed to be almost no ceiling to the market’s potential.

Hopes for a smooth summer, however, would turn out to be short-lived. Beginning in July, as many market indexes touched record highs, credit concerns similar to those seen in February flared up again. Distress in subprime mortgages quickly spilled over into the broader credit and equity markets. Just weeks after the S&P 500 Index set an all-time high, the Federal Reserve began injecting liquidity into a faltering financial system, in an attempt to stem the turmoil taking place in the credit market. As equity market volatility returned with a vengeance,

SCORECARD

INVESTMENT		PERIOD’S PERFORMANCE ... AND WHAT’S BEHIND THE NUMBERS

Priceline.com	▲	Stock rose on increased earnings forecasts and improvements in operating performance and credit ratings

American Eagle	▼	Low quarterly profit report hurt performance
Outfitters

First Marblehead	▼	Shares dropped after some of their largest customers bought Sallie Mae, creating speculation that First Marblehead would lose their business

2

From the Grantham, Mayo, Van Otterloo & Co. LLC (GMO)
Portfolio Management Team

investor tolerance for risk abated and the broad market indexes plunged lower in the first days of August. And while hopes for a Federal Reserve rate cut helped stabilize things somewhat, investors ended the review period much in the same way they began it — wondering whether the market would rally again or if risk aversion was here to stay. Despite the volatility, the S&P 500 Index posted gains in the six-month period.

“Despite the volatility, the S&P
500 Index posted gains in the
six-month period.”

Looking at performance

For the six months ended August 31, 2007, John Hancock Growth Opportunities Fund’s Class A, Class B, Class C, Class I, Class R1, and Class 1 shares returned –1.19%, –1.53%, –1.49%, –0.90%, –1.32% and –0.94%, respectively, at net asset value. By comparison, the Russell 2500 Growth Index returned 4.98%, while the average mid-cap growth fund monitored by Morningstar, Inc. gained 7.92% .1 Keep in mind that your returns will differ from those listed above if you were not invested in the Fund for the entire period or did not reinvest all distributions. See pages six and seven for historical performance information.

During the period, our primary stock selection tools — valuation and momentum — both lagged the market. Our valuation discipline performed reasonably well over the first several months of the period, but suffered in the middle and later portions as its sector and stock selections both lagged the market. In the small-cap growth universe, our valuation discipline suffered from its selections in the financial sector, as troubles in the subprime mortgage sector negatively impacted all financials — even those our discipline identified as undervalued.

Growth Opportunities Fund

3

Our momentum discipline also lagged the rising market. The discipline is designed to identify stocks that have performed well recently and appear poised to continue outperforming. During the period, stock selection negatively impacted the discipline’s returns, as its picks were unable to outperform the market.

“During the period, our primary
stock selection tools — valuation
and momentum — both lagged
the market.”

Oil & gas, financials and retail limit gains

The sector detracting most from performance during the period was oil and gas, where our stock selection and underweight position negatively impacted the Fund’s returns. For example, not owning Denbury Resources Inc. negatively impacted returns after shares jumped amid record production coupled with rising oil prices.

The financial sector also detracted from the Fund’s performance. Our valuation and momentum disciplines both found attractive stocks within the sector, but even attractive names suffered in the decline in financial shares amid the troubles in subprime mortgages. For instance, our overweight position in First Marblehead Corp. detracted from relative returns after the company’s shares fell over speculation that several of its customers would pull their business. Even a share buy-back announced by the company couldn’t keep shares from ending the period in negative territory.

Also detracting from performance was the retail sector. Our overweight position and stock selection drove the negative relative returns. An overweight position in American Eagle Outfitters, Inc. negatively impacted returns after the company gave a worse-than-expected short-term outlook. Though the stock worked against us during the review period, it remains attractive according to both our valuation and momentum disciplines and is held at an overweight.

SECTOR DISTRIBUTION[2]

Consumer cyclical	28%

Consumer non-cyclical	20%

Industrial	18%

Technology	8%

Basic materials	7%

Financial	7%

Communications	6%

Energy	3%

Utilities	1%

Primary process and metals & mining add value

On the positive side, our overweight position and stock selection in the primary process sector added to relative returns. Our overweight position in AK Steel Holding Corp. added to relative returns as the company’s shares soared following

Growth Opportunities Fund

4

a report that Arcelor Mittal is planning to acquire the company at a premium. Additionally, our overweight position in Commercial Metals Company outperformed during the period, helped by a strong quarterly profit report. We took profits and sold our stake. Our underweight position in the metals and mining sector also added to relative returns. Not owning Coeur d’Alene Mines Corp. added to relative returns as the company’s shares plunged following a revenue and earnings decrease.

Outlook

The market volatility at the end of the period left investors wondering if the bull market has finally come to an end. The upcoming months will show whether the market’s recent trend toward risk aversion — especially in the troubled subprime mortgage sector — will persist. We believe the Fund remains strongly positioned, with a mix of undervalued and strong momentum stocks.

This commentary reflects the views of the portfolio management team through the end of the Fund’s period discussed in this report. The team’s statements reflect their own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

1 Figures from Morningstar, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

2 As a percentage of net assets on August 31, 2007.

Growth Opportunities Fund

5

A look at performance

For the periods ended August 31, 2007

		Average annual returns				Cumulative total returns
		with maximum sales charge (POP)				with maximum sales charge (POP)
	Inception				Since					Since
Class	date	1-year	5-year	10-year	inception	6-month	1-year	5-year	10-year	inception

A1,2	9-16-05	6.18%	—	—	4.16%	–6.13%	6.18%	—	—	8.31%

B	6-12-06	6.02	—	—	3.83	–6.45	6.02	—	—	4.72

C	6-12-06	10.12	—	—	7.08	–2.47	10.12	—	—	8.76

I3	6-12-06	12.29	—	—	8.25	–0.90	12.29	—	—	10.21

R1 [3]	6-12-06	11.39	—	—	7.37	–1.32	11.39	—	—	9.12

1[3]	6-12-06	12.29	—	—	8.25	–0.94	12.29	—	—	10.21

Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect maximum sales charge on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class I, Class R1 and Class 1 shares.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available Prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The waivers and expense limitations are contractual at least until 6-30-08. The net expenses are as follows: Class A — 1.54%, Class B — 2.23%, Class C — 2.23%, Class I — 1.14%, Class R1 — 1.89%, Class 1 — 1.10% . Had the fee waivers and expense limitations not been in place, the gross expenses would be as follows: Class A — 5.60%, Class B — 14.63%, Class C — 10.44%, Class I — 16.26%, Class R1 — 24.21%, Class 1 — 3.82% .

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month-end, please call 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

Performance is calculated with an opening price (prior day’s close) on the inception date.

1 Effective June 12, 2006, shareholders of the former GMO Small/Mid Cap Growth Fund (the Predecessor Fund) became owners of that number of full and fractional shares of John Hancock Growth Opportunities Fund. Additionally, the accounting and performance history of the former GMO Small/Mid Cap Growth Fund was redesignated as that of Class A of John Hancock Growth Opportunities Fund.

2 Performance linked to the Predecessor Fund.

3 For certain types of investors as described in the Fund’s Class I, Class R1 and Class 1 share prospectuses.

Growth Opportunities Fund

6

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in Growth Opportunities Fund Class A shares1 for the period indicated. For comparison, we’ve shown the same investment in the Russell 2500 Growth Index.

			With maximum
Class	Period beginning	Without sales charge	sales charge	Index

B	6-12-06	$10,872	$10,472	$11,899

C3	6-12-06	10,876	10,876	11,899

I4	6-12-06	11,021	11,021	11,899

R1 [4]	6-12-06	10,912	10,912	11,899

1[4]	6-12-06	11,021	11,021	11,899

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B, Class C, Class I, Class R1 and Class 1 shares, respectively, as of August 31, 2007. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Russell 2500 Growth Index is an unmanaged index containing those securities in the Russell 2500 Index with a greater-than-average growth orientation.

It is not possible to invest directly in an index. Index figures do not reflect sales charges, which would have resulted in lower values if they did.

1 Performance linked to the Predecessor Fund.

2 NAV represents net asset value and POP represents public offering price.

3 No contingent deferred sales charge applicable.

4 For certain types of investors as described in the Fund’s Class I, Class R1 and Class 1 share prospectuses.

Growth Opportunities Fund

7

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

■ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

■ Ongoing operating expenses including management fees, distribution and service fees (if applicable) and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on March 1, 2007, with the same investment held until August 31, 2007.

	Account value	Ending value	Expenses paid during period
	on 3-1-07	on 8-31-07	on 8-31-07[1]

Class A	$1,000.00	$988.10	$7.60

Class B	1,000.00	984.70	11.22

Class C	1,000.00	985.10	11.13

Class I	1,000.00	991.00	5.00

Class R1	1,000.00	986.80	9.14

Class 1	1,000.00	990.60	5.10

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at August 31, 2007 by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Growth Opportunities Fund

8

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on March 1, 2007, with the same investment held until August 31, 2007. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during period
	on 3-1-07	on 8-31-07	on 8-31-07 [1]

Class A	$1,000.00	$1,017.50	$7.71

Class B	1,000.00	1,013.83	11.39

Class C	1,000.00	1,013.93	11.29

Class I	1,000.00	1,020.11	5.08

Class R1	1,000.00	1,015.94	9.27

Class 1	1,000.00	1,020.01	5.18

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.52%, 2.25%, 2.23%, 1.00%, 1.83% and 1.02% for Class A, Class B, Class C, Class I, Class R1 and Class 1, respectively, multiplied by the average account value over the period, multiplied by the number of days in the inception period/365 or 366 (to reflect the one-half year period).

Growth Opportunities Fund

9

F I N A N C I A L   S T A T E M E N T S

Fund’s investments

Securities owned by the Fund on 8-31-07 (unaudited)

This schedule is divided into two main categories: common stocks and short-term investments. Common stocks are further broken down by industry group. Short-term investments, which represent the Fund’s cash position, are listed last.

Issuer	Shares	Value

Common stocks 98.17%		$113,445,181

(Cost $121,177,716)

Advertising 0.44%		513,945

Interpublic Group of Companies, Inc. *	38,700	423,765

ValueClick, Inc. *	4,500	90,180

Aerospace 0.82%		947,729

Alliant Techsystems, Inc. *	4,400	463,364

Innovative Solutions & Support, Inc. * (a)	3,800	68,628

Teledyne Technologies, Inc. *	6,800	339,388

Woodward Governor Company	1,300	76,349

Air Travel 0.75%		869,884

Continental Airlines, Inc., Class B *	12,600	419,076

Pinnacle Airline Corp. *	8,100	132,759

UAL Corp. *	6,700	318,049

Aluminum 0.02%		17,650

Superior Essex, Inc. *	500	17,650

Apparel & Textiles 4.33%		5,166,744

Bebe Stores, Inc. (a)	23,500	327,825

Columbia Sportswear Company (a)	3,800	227,696

Crocs, Inc. * (a)	10,600	625,824

Deckers Outdoor Corp. *	4,200	395,598

Guess?, Inc.	13,700	726,100

Jos. A. Bank Clothiers, Inc. * (a)	2,200	66,330

K-Swiss, Inc., Class A	6,100	147,132

Liz Claiborne, Inc.	4,000	136,680

Maidenform Brands, Inc. *	3,000	51,120

Mothers Work, Inc. *	900	18,405

Oakley, Inc.	7,300	210,021

Perry Ellis International, Inc. *	4,200	114,618

Phillips-Van Heusen Corp.	11,300	657,999

Polo Ralph Lauren Corp., Class A	5,400	407,916

Steven Madden, Ltd.	6,800	167,416

The Gymboree Corp. *	5,700	228,513

The Warnaco Group, Inc. *	6,900	240,810

Timberland Company, Class A *	6,500	130,585

See notes to financial statements

Growth Opportunities Fund

10

F I N A N C I A L   S T A T E M E N T S

Issuer	Shares	Value

Apparel & Textiles (continued)

Volcom, Inc. * (a)	1,000	$39,030

Wolverine World Wide, Inc.	9,400	247,126

Auto Parts 0.77%		884,722

BorgWarner, Inc.	800	67,600

CSK Auto Corp. *	7,100	93,862

Gentex Corp.	14,100	282,564

O’Reilly Automotive, Inc. *	12,400	440,696

Auto Services 0.57%		655,270

AutoNation, Inc. *	10,100	191,698

Copart, Inc. *	15,800	463,572

Automobiles 0.14%		164,782

Group 1 Automotive, Inc.	4,700	164,782

Banking 0.80%		927,897

Downey Financial Corp.	3,900	220,701

FirstFed Financial Corp. *	3,300	165,825

Frontier Financial Corp.	4,900	120,442

Hancock Holding Company	2,500	100,000

TCF Financial Corp.	12,700	320,929

Biotechnology 0.99%		1,140,995

Immucor, Inc. *	27,600	920,460

Techne Corp. *	3,500	220,535

Broadcasting 0.43%		497,385

Discovery Holding Company *	12,500	314,000

Sinclair Broadcast Group, Inc., Class A	12,700	158,242

Westwood One, Inc.	8,700	25,143

Building Materials & Construction 0.44%		513,701

Apogee Enterprises, Inc.	2,800	70,476

Lennox International, Inc.	6,500	233,805

Perini Corp. *	3,700	209,420

Business Services 4.58%		5,294,314

Alliance Data Systems Corp. *	1,100	86,295

Ceridian Corp. *	4,300	147,275

COMSYS IT Partners, Inc. *	2,500	47,525

Deluxe Corp.	5,500	209,110

Diamond Management & Technology Consultants, Inc.	4,200	42,294

Dun & Bradstreet Corp.	1,300	126,815

Equifax, Inc.	4,800	184,896

EZCORP, Inc., Class A *	15,700	191,069

FactSet Research Systems, Inc.	16,400	982,852

First Consulting Group, Inc. *	2,300	21,781

Healthcare Services Group, Inc.	3,000	64,260

Huron Consulting Group, Inc. *	1,100	72,655

Jacobs Engineering Group, Inc. *	9,600	634,464

See notes to financial statements

Growth Opportunities Fund

11

F I N A N C I A L   S T A T E M E N T S

Issuer	Shares	Value

Business Services (continued)

Manpower, Inc.	2,100	$147,546

MPS Group, Inc. *	800	11,008

Pre-Paid Legal Services, Inc. * (a)	7,300	402,887

Resources Connection, Inc. *	11,200	336,000

ScanSource, Inc. *	4,600	127,420

Syntel, Inc.	2,300	79,511

TeleTech Holdings, Inc. *	22,700	663,975

Total Systems Services, Inc. (a)	10,300	285,722

Tyler Technologies, Inc. *	900	13,347

Volt Information Sciences, Inc. *	10,900	164,045

Waste Industries USA, Inc.	900	29,205

Watson Wyatt Worldwide, Inc., Class A	4,700	222,357

Cellular Communications 0.39%		446,775

Telephone & Data Systems, Inc.	6,900	446,775

Chemicals 3.84%		4,438,343

Airgas, Inc.	3,400	157,148

Albemarle Corp.	28,300	1,145,301

Cabot Corp.	6,000	242,040

Celanese Corp., Series A	12,500	449,000

CF Industries Holdings, Inc.	5,600	354,648

Eastman Chemical Company	5,000	333,800

Hercules, Inc. *	23,400	487,188

Innospec, Inc.	1,900	47,196

Lubrizol Corp.	2,300	146,234

Newmarket Corp.	4,700	219,537

PolyOne Corp. *	11,600	93,148

Terra Industries, Inc. *	13,900	360,983

W. R. Grace & Company *	18,000	402,120

Colleges & Universities 1.91%		2,210,052

Career Education Corp. *	23,800	706,860

Corinthian Colleges, Inc. *	13,200	185,592

ITT Educational Services, Inc. *	12,000	1,317,600

Commercial Services 0.20%		227,349

Chemed Corp.	2,700	167,508

HMS Holdings Corp. *	1,900	44,745

PeopleSupport, Inc. *	1,200	15,096

Computers & Business Equipment 1.30%		1,505,607

Avocent Corp. *	2,100	61,992

CDW Corp. *	1,300	111,891

Foundry Networks, Inc. *	6,500	120,185

Ingram Micro, Inc., Class A *	19,400	381,016

Lexmark International, Inc. *	2,600	96,876

Micros Systems, Inc. *	1,200	72,408

NETGEAR, Inc. *	3,000	84,180

Parametric Technology Corp. *	9,500	167,295

See notes to financial statements

Growth Opportunities Fund

12

F I N A N C I A L   S T A T E M E N T S

Issuer	Shares	Value

Computers & Business Equipment (continued)

Stratasys, Inc. * (a)	1,400	$35,210

Synaptics, Inc. *	2,500	108,250

Western Digital Corp. *	11,400	266,304

Construction & Mining Equipment 0.06%		71,160

Gulf Islands Fabrication, Inc.	2,000	71,160

Construction Materials 1.16%		1,337,202

Columbus McKinnon Corp. *	600	16,302

Martin Marietta Materials, Inc.	8,000	1,080,000

Simpson Manufacturing Company, Inc.	7,300	240,900

Containers & Glass 2.06%		2,384,631

Ball Corp.	1,000	52,380

Greif, Inc., Class A	7,500	436,650

Owens-Illinois, Inc. *	21,500	864,730

Pactiv Corp. *	18,000	526,500

Sealed Air Corp.	12,200	322,690

Silgan Holdings, Inc.	1,300	66,417

Sonoco Products Company	3,200	115,264

Correctional Facilities 0.59%		680,334

Corrections Corp. of America *	17,000	436,220

The Geo Group, Inc. *	8,200	244,114

Cosmetics & Toiletries 1.44%		1,662,915

Alberto-Culver Company	8,000	185,360

Bare Escentuals, Inc. *	1,600	39,360

Chattem, Inc. * (a)	8,700	536,877

Estee Lauder Companies, Inc., Class A	5,500	228,745

International Flavors & Fragrances, Inc.	13,100	658,013

Playtex Products, Inc. *	800	14,560

Crude Petroleum & Natural Gas 1.50%		1,737,330

Cabot Oil & Gas Corp.	4,000	133,360

Pinnacle Gas Resources, Inc. *	300,000	1,395,000

Unit Corp. *	2,100	103,026

Vaalco Energy, Inc. *	1,900	7,448

Western Refining, Inc.	1,900	98,496

Domestic Oil 0.67%		775,277

Frontier Oil Corp.	5,900	242,077

Holly Corp. (a)	8,000	533,200

Drugs & Health Care 0.51%		589,774

Candela Corp. *	1,200	8,664

Mannatech, Inc. (a)	8,100	66,744

Molina Healthcare, Inc. *	7,600	258,780

Parexel International Corp. *	200	8,602

Savient Pharmaceuticals, Inc. *	7,800	102,804

West Pharmaceutical Services, Inc.	3,600	144,180

See notes to financial statements

Growth Opportunities Fund

13

F I N A N C I A L   S T A T E M E N T S

Issuer	Shares	Value

Educational Services 0.05%		$60,805

DeVry, Inc.	1,500	51,795

Universal Technical Institute, Inc. * (a)	500	9,010

Electrical Equipment 1.37%		1,584,511

Anixter International, Inc. *	3,100	237,987

AZZ, Inc. *	2,700	76,680

Encore Wire Corp.	1,500	39,000

FLIR Systems, Inc. *	14,800	728,752

Genlyte Group, Inc. *	1,500	108,855

GrafTech International, Ltd. *	8,500	142,715

Littelfuse, Inc. *	1,900	63,460

Molex, Inc.	5,000	130,750

Universal Electronics, Inc. *	700	20,300

Varian, Inc. *	600	36,012

Electrical Utilities 0.35%		408,983

CenterPoint Energy, Inc.	10,400	168,688

Quanta Services, Inc. * (a)	8,500	240,295

Electronics 2.57%		2,966,836

Avnet, Inc. *	32,800	1,289,368

AVX Corp.	1,600	25,152

II-VI, Inc. *	5,400	168,480

Integrated Electrical Services, Inc. *	3,300	77,088

Mentor Graphics Corp. *	11,700	163,332

Multi-Fineline Electronix, Inc. * (a)	1,300	16,497

Rogers Corp. *	5,600	230,664

Synopsys, Inc. *	17,100	467,172

Trimble Navigation, Ltd. *	12,900	455,499

TTM Technologies, Inc. *	6,300	73,584

Energy 0.54%		618,876

Energen Corp.	7,100	381,270

First Solar, Inc. *	1,500	155,610

SunPower Corp., Class A *	1,200	81,996

Financial Services 4.91%		5,670,117

A.G. Edwards, Inc.	4,300	359,394

Advance America Cash Advance Centers, Inc.	900	11,295

Affiliated Managers Group, Inc. * (a)	1,450	164,213

American Capital Strategies, Ltd. (a)	8,000	330,320

AmeriCredit Corp. *	5,400	93,474

Cohen & Steers, Inc. (a)	3,000	99,690

Eaton Vance Corp.	10,000	383,900

Fremont General Corp. (a)	11,200	50,400

IndyMac Bancorp, Inc. (a)	3,000	72,600

Interactive Data Corp.	3,600	98,424

IntercontinentalExchange, Inc. *	4,700	685,589

Janus Capital Group, Inc.	5,000	132,950

See notes to financial statements

Growth Opportunities Fund

14

F I N A N C I A L   S T A T E M E N T S

Issuer	Shares	Value

Financial Services (continued)

Knight Capital Group, Inc. *	3,600	$49,464

MoneyGram International, Inc.	5,300	112,731

People’s United Financial, Inc.	26,250	464,100

SEI Investments Company	50,800	1,288,796

Student Loan Corp.	900	177,525

The First Marblehead Corp. (a)	26,500	887,485

World Acceptance Corp. * (a)	6,700	207,767

Food & Beverages 1.53%		1,768,386

Corn Products International, Inc.	3,800	171,760

M & F Worldwide Corp. *	2,700	152,280

McCormick & Company, Inc.	12,500	448,000

MGP Ingredients, Inc. (a)	3,000	43,380

Ralcorp Holdings, Inc. *	8,600	531,394

Sanderson Farms, Inc.	3,200	134,208

Seaboard Corp.	44	91,476

Spartan Stores, Inc.	7,700	195,888

Funeral Services 0.11%		128,310

Service Corp. International	10,500	128,310

Furniture & Fixtures 0.37%		426,372

American Woodmark Corp. (a)	3,600	108,612

Ethan Allen Interiors, Inc. (a)	4,600	154,560

Leggett & Platt, Inc.	8,000	163,200

Gas & Pipeline Utilities 0.16%		186,850

Equitable Resources, Inc.	2,500	122,975

UGI Corp.	2,500	63,875

Healthcare Products 2.89%		3,342,930

Cytyc Corp. *	500	21,370

Dade Behring Holdings, Inc.	2,300	173,673

DENTSPLY International, Inc.	3,500	137,830

Hillenbrand Industries, Inc.	700	40,285

IDEXX Laboratories, Inc. *	4,400	491,700

Kinetic Concepts, Inc. *	9,700	583,067

Owens & Minor, Inc.	3,900	155,610

Patterson Companies, Inc. *	24,800	912,144

Respironics, Inc. *	7,800	369,954

USANA Health Sciences, Inc. * (a)	7,700	293,216

Zoll Medical Corp. *	7,100	164,081

Healthcare Services 2.70%		3,119,163

AMERIGROUP Corp. *	14,300	452,881

Apria Healthcare Group, Inc. *	27,400	729,662

CorVel Corp. *	4,350	109,055

Covance, Inc. *	4,500	329,940

LHC Group, Inc. * (a)	1,700	34,051

Lincare Holdings, Inc. *	7,200	259,128

See notes to financial statements

Growth Opportunities Fund

15

F I N A N C I A L   S T A T E M E N T S

Issuer	Shares	Value

Healthcare Services (continued)

Odyssey Healthcare, Inc. *	5,700	$55,746

Pediatrix Medical Group, Inc. *	4,200	250,530

WellCare Health Plans, Inc. *	9,100	898,170

Holdings Companies/Conglomerates 0.02%		27,652

United Industrial Corp.	400	27,652

Homebuilders 1.69%		1,946,901

AMREP Corp. *	2,500	84,000

Beazer Homes USA, Inc.	6,200	65,534

KB Home	6,700	203,278

M.D.C. Holdings, Inc.	6,300	280,287

NVR, Inc. *	1,300	727,350

Ryland Group, Inc.	5,100	146,064

Standard Pacific Corp. (a)	6,000	60,180

Toll Brothers, Inc. *	17,800	380,208

Hotels & Restaurants 2.42%		2,793,443

Ameristar Casinos, Inc.	4,300	124,313

Applebee’s International, Inc.	8,200	203,442

Brinker International, Inc.	15,700	452,788

Buffalo Wild Wings, Inc. * (a)	5,800	201,666

CBRL Group, Inc.	2,800	104,776

CEC Entertainment, Inc. *	9,900	303,930

Chipotle Mexican Grill, Inc., Class A * (a)	1,900	197,581

Choice Hotels International, Inc.	2,900	108,692

CKE Restaurants, Inc.	700	11,865

Jack in the Box, Inc. *	12,700	790,194

Papa John’s International, Inc. *	400	10,144

Ruby Tuesday, Inc.	7,800	172,770

Sonic Corp. *	5,100	111,282

Household Products 3.50%		4,042,969

Blyth, Inc.	8,700	194,532

Church & Dwight, Inc.	9,100	408,863

Energizer Holdings, Inc. *	19,400	2,055,042

Jarden Corp. *	2,300	75,417

Select Comfort Corp. * (a)	9,900	169,785

Tempur-Pedic International, Inc. (a)	30,900	893,010

Tupperware Brands Corp.	8,000	246,320

Industrial Machinery 3.03%		3,498,318

AGCO Corp. *	9,700	419,040

Cascade Corp.	1,800	132,498

Crane Company	3,500	156,765

Dresser-Rand Group, Inc. *	2,500	92,175

FMC Technologies, Inc. *	600	56,820

Gorman-Rupp Company	1,300	44,265

Graco, Inc.	3,800	153,558

See notes to financial statements

Growth Opportunities Fund

16

F I N A N C I A L   S T A T E M E N T S

Issuer	Shares	Value

Industrial Machinery (continued)

Lincoln Electric Holdings, Inc.	2,500	$179,850

Middleby Corp. *	5,600	411,824

Pall Corp.	15,600	594,828

Rofin-Sinar Technologies, Inc. *	900	62,703

Sauer-Danfoss, Inc.	2,900	77,778

Terex Corp. *	8,600	686,968

The Manitowoc Company, Inc.	5,400	429,246

Industrials 0.29%		335,787

Brookfield Homes Corp.	1,900	37,658

Fastenal Company (a)	1,900	86,659

Harsco Corp.	3,800	211,470

Insurance 2.17%		2,505,048

Alleghany Corp. *	300	123,600

Brown & Brown, Inc.	18,000	484,560

Erie Indemnity Company, Class A	2,400	134,136

HCC Insurance Holdings, Inc.	2,400	66,264

Markel Corp. *	800	380,528

Meadowbrook Insurance Group, Inc. *	2,300	20,309

National Western Life Insurance Company, Class A *	200	51,800

Odyssey Re Holdings Corp.	5,600	202,832

Philadelphia Consolidated Holding Corp. *	9,200	368,184

PMI Group, Inc.	4,500	142,560

Presidential Life Corp.	1,900	32,870

Radian Group, Inc.	100	1,764

Reinsurance Group of America, Inc.	5,300	287,843

Transatlantic Holdings, Inc.	1,800	127,494

Triad Guaranty, Inc. * (a)	4,800	80,304

Internet Content 0.18%		210,043

Travelzoo, Inc. *	10,900	210,043

Internet Retail 1.04%		1,204,388

PetMed Express, Inc. *	3,400	50,966

Priceline.com, Inc. * (a)	13,900	1,153,422

Internet Software 1.36%		1,574,803

McAfee, Inc. *	43,700	1,562,275

VASCO Data Security International, Inc. *	400	12,528

Leisure Time 0.57%		652,813

Brunswick Corp.	5,900	148,385

Polaris Industries, Inc. (a)	5,200	248,300

WMS Industries, Inc. *	8,700	256,128

Life Sciences 1.49%		1,721,192

Pharmaceutical Product Development, Inc.	6,600	231,198

Waters Corp. *	24,200	1,489,994

See notes to financial statements

Growth Opportunities Fund

17

F I N A N C I A L   S T A T E M E N T S

Issuer	Shares	Value

Manufacturing 1.73%		$1,995,150

Acuity Brands, Inc.	6,300	331,002

AptarGroup, Inc.	1,900	69,027

Carlisle Companies, Inc.	4,800	236,304

Ceradyne, Inc. *	4,300	310,804

General Cable Corp. *	1,500	87,270

GenTek, Inc. *	500	15,375

Insteel Industries, Inc. (a)	4,800	90,720

Kaydon Corp.	1,400	73,920

Mettler-Toledo International, Inc. *	2,700	254,637

Nordson Corp.	3,300	165,693

Snap-on, Inc.	2,000	97,960

Spartan Motors, Inc.	8,750	129,500

Stanley Works	1,700	96,458

Sturm Ruger & Company, Inc. *	2,000	36,480

Medical-Hospitals 0.72%		836,508

Lifepoint Hospitals, Inc. *	6,600	185,460

Manor Care, Inc.	4,400	281,116

Medcath Corp. *	3,800	111,530

Universal Health Services, Inc., Class B	3,500	184,800

VCA Antech, Inc. *	1,800	73,602

Metal & Metal Products 0.99%		1,148,452

Brush Engineered Materials, Inc. *	2,600	125,580

Crown Holdings, Inc. *	7,000	168,140

Matthews International Corp., Class A	3,900	168,246

Mueller Industries, Inc.	4,000	138,560

Quanex Corp.	2,500	108,275

Reliance Steel & Aluminum Company	8,300	439,651

Mining 0.76%		877,105

Cleveland-Cliffs, Inc. (a)	11,500	877,105

Mobile Homes 0.48%		554,274

Thor Industries, Inc.	12,600	554,274

Office Furnishings & Supplies 0.47%		537,472

Herman Miller, Inc.	11,800	342,436

OfficeMax, Inc.	2,500	88,800

United Stationers, Inc. *	1,800	106,236

Paper 0.23%		263,868

Buckeye Technologies, Inc. *	4,100	63,837

Rock-Tenn Company, Class A	6,900	200,031

Petroleum Services 0.82%		947,685

Complete Production Services, Inc. *	3,200	71,040

GulfMark Offshore, Inc. *	600	27,510

Tesoro Petroleum Corp.	9,500	468,635

Tidewater, Inc.	4,400	287,980

World Fuel Services Corp.	2,400	92,520

See notes to financial statements

Growth Opportunities Fund

18

F I N A N C I A L   S T A T E M E N T S

Issuer	Shares	Value

Pharmaceuticals 0.62%		$718,830

American Oriental Bioengineering, Inc. * (a)	11,200	104,160

Endo Pharmaceutical Holdings, Inc. *	3,250	103,610

King Pharmaceuticals, Inc. *	8,700	130,761

Medicis Pharmaceutical Corp., Class A (a)	9,300	284,022

Par Pharmaceutical Companies, Inc. *	4,300	96,277

Plastics 0.04%		51,828

AEP Industries, Inc. *	1,400	51,828

Publishing 0.22%		250,272

Consolidated Graphics, Inc. *	2,400	159,072

Valassis Communications, Inc. * (a)	10,000	91,200

Real Estate 0.43%		492,007

Alexander’s, Inc., REIT *	100	39,975

Avatar Holdings, Inc. * (a)	900	54,702

Entertainment Properties Trust, REIT	300	14,352

Home Properties, Inc., REIT (a)	1,900	96,558

iStar Financial, Inc., REIT	6,300	230,580

Jones Lang LaSalle, Inc.	500	55,840

Retail Grocery 0.31%		360,088

Ingles Markets, Inc.	2,300	69,253

SUPERVALU, Inc.	6,900	290,835

Retail Trade 13.37%		15,452,651

Advance Auto Parts, Inc.	16,550	588,518

Aeropostale, Inc. *	24,600	509,220

American Eagle Outfitters, Inc.	75,800	1,957,914

AnnTaylor Stores Corp. *	400	12,536

Big 5 Sporting Goods Corp.	2,600	54,080

Big Lots, Inc. *	23,200	690,664

BJ’s Wholesale Club, Inc. *	2,700	94,500

Bon-Ton Stores, Inc. (a)	4,600	132,572

Cabela’s, Inc. *	5,200	122,876

CarMax, Inc. *	52,800	1,196,448

Cash America International, Inc.	4,500	162,270

Charlotte Russe Holding, Inc. *	2,700	47,169

Chico’s FAS, Inc. *	13,500	215,730

Children’s Place Retail Stores, Inc. *	2,800	80,528

Christopher & Banks Corp. (a)	11,700	141,336

Dick’s Sporting Goods, Inc. *	3,100	201,190

Dollar Tree Stores, Inc. *	20,700	899,415

Family Dollar Stores, Inc.	15,800	462,624

First Cash Financial Services, Inc. *	8,400	179,928

Fossil, Inc. *	17,100	573,021

FTD Group, Inc.	2,600	46,202

GameStop Corp., Class A *	2,600	130,364

J. Crew Group, Inc. *	2,800	139,468

See notes to financial statements

Growth Opportunities Fund

19

F I N A N C I A L   S T A T E M E N T S

Issuer	Shares	Value

Retail Trade (continued)

MSC Industrial Direct Company, Inc., Class A	1,000	$51,800

NBTY, Inc. *	25,200	924,840

New York & Company, Inc. *	1,200	7,920

Pacific Sunwear of California, Inc. *	12,000	168,120

Pantry, Inc. *	300	9,999

PetSmart, Inc.	17,400	603,780

RadioShack Corp.	37,500	891,375

Regis Corp.	2,600	85,826

Rent-A-Center, Inc. *	17,000	326,740

Rite Aid Corp. * (a)	48,400	245,388

Ross Stores, Inc.	15,000	417,450

Saks, Inc. *	10,500	169,785

Systemax, Inc. * (a)	1,300	24,180

The Buckle, Inc.	3,750	140,287

The Men’s Wearhouse, Inc.	11,000	557,480

Tiffany & Company	21,200	1,088,196

Tween Brands, Inc. *	6,800	200,600

Urban Outfitters, Inc. *	30,000	687,000

Williams-Sonoma, Inc. (a)	6,400	213,312

Sanitary Services 0.28%		320,000

Nalco Holding Company	12,800	320,000

Semiconductors 1.91%		2,211,416

Amkor Technology, Inc. *	23,700	273,024

Novellus Systems, Inc. *	14,700	402,339

ON Semiconductor Corp. *	8,900	104,308

Skyworks Solutions, Inc. *	26,400	208,296

Tessera Technologies, Inc. *	900	32,967

Varian Semiconductor Equipment Associates, Inc. *	21,400	1,190,482

Software 2.08%		2,398,412

Activision, Inc. *	6,600	128,634

BMC Software, Inc. *	32,700	1,001,274

Citrix Systems, Inc. *	4,400	159,940

Compuware Corp. *	36,600	296,826

FARO Technologies, Inc. *	2,500	100,525

i2 Technologies, Inc. * (a)	3,500	55,580

Macrovision Corp. *	4,700	111,531

Manhattan Associates, Inc. *	6,500	187,720

Riverbed Technology, Inc. *	1,200	53,280

Sybase, Inc. *	9,400	216,670

Synchronoss Technologies, Inc. *	1,200	41,688

Take-Two Interactive Software, Inc. * (a)	2,800	44,744

See notes to financial statements

Growth Opportunities Fund

20

F I N A N C I A L   S T A T E M E N T S

Issuer	Shares	Value

Steel 1.29%		$1,495,204

AK Steel Holding Corp. *	18,400	736,000

Chaparral Steel Company	3,400	290,700

Steel Dynamics, Inc.	10,800	468,504

Telecommunications Equipment & Services 1.89%		2,178,454

ADC Telecommunications, Inc. *	8,900	162,870

CommScope, Inc. *	3,400	192,440

Comtech Telecommunications Corp. *	4,500	191,520

Golden Telecom, Inc. (a)	3,900	267,579

J2 Global Communications, Inc. *	4,600	156,400

Plantronics, Inc.	2,600	73,840

Polycom, Inc. *	25,700	778,967

Premiere Global Services, Inc. *	4,500	58,860

SAVVIS, Inc. *	2,800	111,244

Sonus Networks, Inc. *	28,700	165,886

UTStarcom, Inc. * (a)	6,200	18,848

Tires & Rubber 1.15%		1,333,212

Goodyear Tire & Rubber Company * (a)	48,200	1,333,212

Tobacco 0.06%		73,150

Alliance One International, Inc. *	9,500	73,150

Toys, Amusements & Sporting Goods 1.28%		1,479,950

Hasbro, Inc.	37,000	1,043,770

Marvel Entertainment, Inc. *	19,300	436,180

Transportation 0.34%		389,426

Horizon Lines, Inc. (a)	3,300	93,093

Kirby Corp. *	300	11,484

Overseas Shipholding Group, Inc.	3,700	264,180

Saia, Inc. *	1,100	20,669

Trucking & Freight 0.54%		622,504

Arkansas Best Corp.	4,400	157,960

Celadon Group, Inc. *	4,500	70,200

Forward Air Corp.	3,300	115,632

J.B. Hunt Transport Services, Inc.	3,800	109,326

Old Dominion Freight Lines, Inc. *	3,100	89,280

YRC Worldwide, Inc. *	2,600	80,106

See notes to financial statements

Growth Opportunities Fund

21

F I N A N C I A L   S T A T E M E N T S

	Principal
Issuer, description, maturity date	amount	Value

Short-term investments 13.22%		$15,270,409

(Cost $15,270,409)

Repurchase Agreements 1.80%		2,077,000

Repurchase Agreement with State Street Corp. dated 08-31-07
at 4.60% to be repurchased at $2,078,062 on 09-04-07,
collateralized by $2,200,000 Federal Home Loan Mortgage Corp.,
4.00%, due 06-12-13 (valued at $2,123,000, including interest)	$2,077,000	2,077,000

Issuer	Shares	Value

Cash Equivalents 11.42%		13,193,409

John Hancock Cash Investment Trust (c)	13,193,409	13,193,409

Total investments (Cost $136,448,125) 111.39%		$128,715,590

Liabilities in excess of other assets (11.39%)		(13,162,638)

Total net assets 100.00%		$115,552,952

Percentages are stated as a percent of net assets.

* Non-income-producing.

REIT Real Estate Investment Trust.

(a) All or a portion of this security was out on loan.

(c) Investment is an affiliate of the Trust’s adviser or subadviser.

See notes to financial statements

Growth Opportunities Fund

22

F I N A N C I A L   S T A T E M E N T S

Financial statements

Statement of assets and liabilities 8-31-07 (unaudited)

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value per share and the maximum offering price per share.

Assets

Investments in unaffiliated issuers, at value (cost $121,177,716) including
$12,934,715 of securities loaned (Note 2)	$113,445,181
Repurchase agreement, at value (cost $2,077,000)	2,077,000
Investments in affiliated issuers, at value (cost $13,193,409)	13,193,409

Total investments, at value (cost $136,448,125)	128,715,590
Cash	832
Cash collateral at broker for futures contracts	100,000
Receivable for fund shares sold	24,833
Dividends and interest receivable	34,420
Receivable for futures variation margin	10,113
Receivable due from adviser	87,923
Other assets	24,331

Total assets	128,998,042

Liabilities

Payable for fund shares repurchased	180,937
Payable upon return of securities loaned (Note 2)	13,193,409
Payable to affiliates
Fund administration fees	1,979
Transfer agent fees	9,326
Distribution and service fees	44,040
Other payables and accrued expenses	15,399

Total liabilities	13,445,090

Net assets

Capital paid-in	$101,559,890
Accumulated undistributed net realized gain on investments and futures contracts	22,034,610
Net unrealized depreciation on investments and futures contracts	(7,730,183)
Accumulated net investment loss	(311,365)

Net assets	$115,552,952

Net asset value per share

Based on net asset valued and shares outstanding — the Fund has an unlimited number of shares authorized with no par value.
Class A ($93,473,295 ÷ 3,886,219)	$24.05
Class B ($17,805,358 ÷ 746,146)[1]	$23.86
Class C ($3,626,930 ÷ 151,917)[1]	$23.87
Class I ($216,127 ÷ 8,936)	$24.19
Class R1 ($116,149 ÷ 4,849)	$23.95
Class 1 ($315,093 ÷ 13,023)	$24.19

Maximum offering price per share

Class A2 ($24.05 ÷ 95%)	$25.32

1 Redemption price is equal to net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales offering price is reduced.

See notes to financial statements

Growth Opportunities Fund

23

F I N A N C I A L   S T A T E M E N T S

Statement of operations For the period ended 8-31-07 (unaudited)1

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends	$194,590
Interest	32,682
Securities lending	12,895

Total investment income	240,167

Expenses

Investment management fees (Note 3)	267,726
Distribution and service fees (Note 3)	143,623
Transfer agent fees (Note 3)	58,524
Fund administration fees (Note 3)	2,056
Audit and legal fees	109,551
Blue sky fees (Note 3)	45,867
Custodian fees	40,050
Registration and filing fees	16,703
Printing and postage fees (Note 3)	3,207
Trustees’ fees (Note 3)	282
Miscellaneous	888

Total expenses	688,477
Less expense reductions (Note 3)	(136,945)

Net expenses	551,532

Net investment loss	(311,365)

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments	22,174,819
Futures contracts	(224,010)
21,950,809
Changes in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	(29,394,968)
Futures contracts	12,808
(29,382,160)
Net realized and unrealized loss	(7,431,351)

Decrease in net assets from operations	($7,742,716)

1 Semiannual period from 3-1-07 to 8-31-07.

See notes to financial statements

Growth Opportunities Fund

24

F I N A N C I A L   S T A T E M E N T S

Statement of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Year	Period
	ended	ended
	2-28-07	8-31-07[1]

Increase (decrease) in net assets

From operations
Net investment loss	($15,019)	($311,365)
Net realized gain	145,591	21,950,809
Change in net unrealized appreciation (depreciation)	223,455	(29,382,160)

Increase (decrease) in net assets resulting from operations	354,027	(7,742,716)

Distributions to shareholders
From net realized gain
Class A	(38,393)	—
Class B	(2,305)	—
Class C	(5,246)	—
Class I	(1,806)	—
Class R1	(1,078)	—
Class 1	(1,082)	—
Total distributions	(49,910)	—

From Fund share transactions	4,626,956	116,466,537

Total increase	4,931,073	108,723,821

Net assets

Beginning of period	1,898,058	6,829,131

End of period[2]	$6,829,131	$115,552,952

1 Semiannual period from 3-1-07 to 8-31-07. Unaudited.

2 Includes accumulated net investment income (loss) of $0 and ($311,365), respectively.

See notes to financial statements

Growth Opportunities Fund

25

F I N A N C I A L   S T A T E M E N T S

Financial highlights

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES

Period ended	2-28-06[1]	2-28-07[2]	8-31-07[4]

Per share operating performance

Net asset value, beginning of period	21.31	$23.29	$24.34
Net investment income (loss)[6]	0.04	(0.07)[7]	(0.10)
Net realized and unrealized
gain (loss) on investments	1.94	1.36	(0.19)
Total from investment operations	1.98	1.29	(0.29)
Less distributions
From net realized gain	—	(0.24)	—
Net asset value, end of period	$23.29	$24.34	$24.05
Total return[8,10] (%)	9.29[9]	5.57[12]	(1.19)[9]

Ratios and supplemental data

Net assets, end of period
(in millions)	$2	$5	$93
Ratio of net expenses to average
net assets (%)	0.48[11]	1.32	1.52[11]
Ratio of gross expenses to average
net assets (%)	5.45[11,13]	5.59	1.82[11,13]
Ratio of net investment income (loss)
to average net assets (%)	0.41[11]	(0.34)[7]	(0.80)[11]
Portfolio turnover (%)	43[10]	96	162[10]

See notes to financial statements

Growth Opportunities Fund

26

F I N A N C I A L   S T A T E M E N T S

Financial highlights

CLASS B SHARES

Period ended	2-28-07[3]	8-31-07[4]

Per share operating performance

Net asset value, beginning of period	$22.17	$24.23
Net investment loss[6]	(0.20)[7]	(0.18)
Net realized and unrealized
gain (loss) on investments	2.50	(0.19)
Total from investment operations	2.30	(0.37)
Less distributions
From net realized gain	(0.24)	—
Net asset value, end of period	$24.23	$23.86
Total return[8,10] (%)	10.40[9]	(1.53)[9]

Ratios and supplemental data

Net assets, end of period
(in millions)	—[14]	$18
Ratio of net expenses to average
net assets (%)	2.22[11]	2.24[11]
Ratio of gross expenses to average
net assets (%)	14.62[11,13]	2.63[11,13]
Ratio of net investment loss
to average net assets (%)	(1.21)[7,11]	(1.53)[11]
Portfolio turnover (%)	96[10]	162[10]

See notes to financial statements

Growth Opportunities Fund

27

F I N A N C I A L   S T A T E M E N T S

Financial highlights

CLASS C SHARES

Period ended	2-28-07[3]	8-31-07[4]

Per share operating performance

Net asset value, beginning of period	$22.17	$24.23
Net investment loss[6]	(0.19)[7]	(0.19)
Net realized and unrealized
gain (loss) on investments	2.49	(0.17)
Total from investment operations	2.30	(0.36)
Less distributions
From net realized gain	(0.24)	—
Net asset value, end of period	$24.23	$23.87
Total return[8,10] (%)	10.40[9]	(1.49)[9]

Ratios and supplemental data

Net assets, end of period
(in millions)	$1	$4
Ratio of net expenses to average
net assets (%)	2.22[11]	2.23[11]
Ratio of gross expenses to average
net assets (%)	10.43[11,13]	3.50[11,13]
Ratio of net investment loss
to average net assets (%)	(1.15)[7,11]	(1.52)[11]
Portfolio turnover (%)	96[10]	162[10]

See notes to financial statements

Growth Opportunities Fund

28

F I N A N C I A L   S T A T E M E N T S

Financial highlights

CLASS I SHARES

Period ended	2-28-07[3]	8-31-07[4]

Per share operating performance

Net asset value, beginning of period	$22.17	$24.41
Net investment loss[6]	(0.02)[7]	(0.04)
Net realized and unrealized
gain (loss) on investments	2.50	(0.18)
Total from investment operations	2.48	(0.22)
Less distributions
From net realized gain	(0.24)	—
Net asset value, end of period	$24.41	$24.19
Total return[8,10] (%)	11.22[9]	(0.90)[9]

Ratios and supplemental data

Net assets, end of period
(in millions)	—[14]	—[14]
Ratio of net expenses to average
net assets (%)	1.13[11]	1.00[11]
Ratio of gross expenses to average
net assets (%)	16.26[11,13]	10.12[11,13]
Ratio of net investment loss
to average net assets (%)	(0.10)[7,11]	(0.32)[11]
Portfolio turnover (%)	96[10]	162[10]

See notes to financial statements

Growth Opportunities Fund

29

F I N A N C I A L   S T A T E M E N T S

Financial highlights

CLASS R1 SHARES

Period ended	2-28-07[3,5]	8-31-07[4]

Per share operating performance

Net asset value, beginning of period	$22.17	$24.27
Net investment loss[6]	(0.14)[7]	(0.14)
Net realized and unrealized
gain (loss) on investments	2.48	(0.18)
Total from investment operations	2.34	(0.32)
Less distributions
From net realized gain	(0.24)	—
Net asset value, end of period	$24.27	$23.95
Total return[8,10] (%)	10.58[9]	(1.32)[9]

Ratios and supplemental data

Net assets, end of period
(in millions)	—[14]	—[14]
Ratio of net expenses to average
net assets (%)	1.88[11]	1.83[11]
Ratio of gross expenses to average
net assets (%)	24.20[11,13]	18.89[11,13]
Ratio of net investment loss
to average net assets (%)	(0.86)[7,11]	(1.15)[11]
Portfolio turnover (%)	96[10]	162[10]

See notes to financial statements

Growth Opportunities Fund

30

F I N A N C I A L   S T A T E M E N T S

Financial highlights

CLASS 1 SHARES

Period ended	2-28-07[3]	8-31-07[4]

Per share operating performance

Net asset value, beginning of period	$22.17	$24.42
Net investment loss[6]	(0.02)[7]	(0.04)
Net realized and unrealized
gain (loss) on investments	2.51	(0.19)
Total from investment operations	2.49	(0.23)
Less distributions
From net realized gain	(0.24)	—
Net asset value, end of period	$24.42	$24.19
Total return[8,10] (%)	11.26[9]	(0.94)[9]

Ratios and supplemental data

Net assets, end of period
(in millions)	—[14]	—[14]
Ratio of net expenses to average
net assets (%)	1.09[11]	1.02[11]
Ratio of gross expenses to average
net assets (%)	3.81[11,13]	2.23[11,13]
Ratio of net investment loss
to average net assets (%)	(0.10)[7,11]	(0.34)[11]
Portfolio turnover (%)	96[10]	162[10]

1 Class A shares began operations on 9-16-05.

2 Effective June 12, 2006, shareholders of the former GMO Small/Mid Cap Growth Fund (the Predecessor Fund) became owners of an equal number of full and fractional Class A shares of the John Hancock Growth Opportunities Fund. Additionally, the accounting and performance history of the former GMO Small/Mid Cap Growth Fund was redesignated as that of John Hancock Growth Opportunities Fund Class A.

3 Class B, Class C, Class I, Class R1 and Class 1 shares began operations on 6-12-06.

4 Semiannual period from 3-1-07 to 8-31-07. Unaudited.

5 Effective November 6, 2006, the Board of Trustees elected to change the name of Class R to Class R1.

6 Based on the average of the shares outstanding.

7 Net investment loss per share and ratio of net investment loss to average net assets reflects a special dividend received by the Fund which amounted to the following amounts:

		Percentage
		of average
	Per share	net assets

Class A	$0.03	0.14%

Class B	0.02	0.11

Class C	0.03	0.11

Class I	0.03	0.11

Class R1	0.02	0.11

Class 1	0.02	0.10

8 Assumes dividend reinvestment.

9 Total returns would have been lower had certain expenses not been reduced during the periods shown.

10 Not annualized.

11 Annualized.

12 Class A returns linked back to the Predecessor Fund.

13 Does not take into consideration expense reductions during the periods shown.

14 Less than $500,000.

See notes to financial statements

Growth Opportunities Fund

31

Notes to financial statements (unaudited)

1. Organization

John Hancock Growth Opportunities Fund (the Fund) is a newly organized non-diversified series of John Hancock Funds III (the Trust). The Trust was established as a Massachusetts business trust on June 9, 2005. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end investment management company. The investment objective of the Fund is to seek long-term capital growth.

John Hancock Life Insurance Company of New York (John Hancock New York) is a wholly owned subsidiary of John Hancock Life Insurance Company (U.S.A.) (John Hancock USA). John Hancock USA and John Hancock New York are indirect wholly owned subsidiaries of The Manufacturers Life Insurance Company (Manulife), which in turn is a wholly owned subsidiary of Manulife Financial Corporation (MFC), a publicly traded company. MFC and its subsidiaries are known collectively as “Manulife Financial.”

John Hancock Investment Management Services, LLC (the Adviser), a Delaware limited liability company controlled by John Hancock USA, serves as investment adviser for the Trust and John Hancock Funds, LLC (the Distributor), a Delaware limited liability company, an affiliate of the Adviser, serves as principal underwriter.

The Board of Trustees has authorized the issuance of multiple classes of shares of the Fund, including classes designated as Class A, Class B, Class C, Class I, Class R1, Class 1, Class 3 and Class NAV shares. The shares of each class represent an interest in the same portfolio of investments of the Fund, and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Board of Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission (SEC) and the Internal Revenue Service. Shareholders of a class that bear distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan. Class B shares will convert to Class A eight years after purchase.

Class 1 shares are sold only to certain exempt separate accounts of John Hancock USA and John Hancock New York.

The Fund is the accounting and performance successor to the GMO Small/Mid Cap Growth Fund (the Predecessor Fund), a diversified open-end management investment company organized as a Massachusetts business trust. On June 12, 2006, the Fund acquired substantially all the assets and assumed the liabilities of the Predecessor Fund pursuant to an agreement and plan of reorganization, in exchange for Class A shares of the Fund.

The Adviser and other affiliates of John Hancock USA owned 81,374, 4,556, 4,556, 4,556, 4,556 and 4,556 shares of beneficial interest of Class A, Class B, Class C, Class I, Class R1 and Class 1, respectively, of the Fund on August 31, 2007.

2. Significant accounting policies

In the preparation of the financial statements, the Fund follows the policies described below. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

Growth Opportunities Fund

32

Security valuation

The net asset value of the shares of Class A, Class B, Class C, Class I, Class R1 and Class 1 of the Fund is determined daily as of the close of the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. Short-term debt instruments with remaining maturities of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. Investments in John Hancock Cash Investment Trust (JHCIT), an affiliate of the John Hancock Advisers, LLC (JHA), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of MFC, are valued at their net asset value each business day. All other securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on a principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities traded only in the over-the counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Fund securities for which there are no such quotations, principally debt securities, are valued based on the valuation provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Other assets and securities for which no such quotations are readily available are valued at their fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of a Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will then be valued at their fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Repurchase agreements

The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement through its custodian, it receives delivery of securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is generally at least 102% of the repurchase amount. The Fund will take constructive receipt of all securities underlying the repurchase agreements it has entered into until such agreements expire. If the seller defaults, the Fund would suffer a loss to the extent that proceeds from the sale of underlying securities were less than the repurchase amount. The Fund may enter into repurchase agreements maturing within seven days with domestic dealers, banks or other financial institutions deemed to be creditworthy by the Adviser. Collateral for certain tri-party repurchase agreements is held at the custodian bank in a segregated account for the benefit of the Fund and the counterparty.

Security transactions and related investment income

Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date. Foreign dividends are recorded on the ex-date or when the Fund becomes aware of the dividends from cash collections. Discounts/premiums are accreted/amortized for financial reporting purposes. Non-cash dividends are recorded at the fair market value of the securities received. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all

Growth Opportunities Fund

33

or a portion of interest has become doubtful, based upon consistently applied procedures.

From time to time, the Fund may invest in Real Estate Investment Trusts (REITs) and as a result, will estimate the components of distributions from these securities. Distributions from REITs received in excess of income are recorded as a reduction of cost of investments and/or as a realized gain.

The Fund uses the First In, First Out method for fixed income securities and Highest Cost, First Out for all other securities for determining realized gain or loss on investments for both financial and federal income tax reporting purposes.

Multi-class allocations

All income, expenses (except for class-specific expenses) and realized and unrealized gains (losses) are allocated to each class of shares based upon the relative net assets of each class. Dividends to shareholders from net investment income are determined at a class level and distributions from capital gains are determined at a Fund level.

Expense allocation

Expenses are allocated based on the relative share of net assets of the Fund at the time the expense was incurred. Class-specific expenses, such as distribution (Rule 12b-1) fees, are accrued daily and charged directly to the respective share classes.

Securities lending

The Fund may lend securities in amounts up to 33 1 / 3 % of the Fund’s total assets. Such loans are callable at any time and are at all times fully secured by cash, cash equivalents or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities and marked-to-market on a daily basis. The Fund may bear the risk of delay in recovery of, or even of rights in, the securities loaned should the borrower of the securities fail financially.

The Fund receives compensation for lending its securities either in the form of fees and/or by retaining a portion of interest on the investment of any cash received as collateral. The Fund invests in cash collateral received in connection with securities lending transactions in JHCIT, a Delaware common law trust and an affiliated fund. JHCIT is exempt from registration under Section 3(c)(7) of the 1940 Act (pursuant to exemptive order issued by the SEC) and is managed by the Adviser, for which the Adviser receives an investment advisory fee of 0.04% of the average daily net assets of the JHCIT.

All collateral received will be in an amount equal to at least 100% of the market value of the loaned securities and is intended to be maintained at that level during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund the next business day. During the loan period, the Fund continues to retain rights of ownership, including dividends and interest of the loaned securities. As of August 31, 2007, the Fund loaned securities having a market value of $12,934,715 collateralized by cash invested in securities in the amount of $13,193,409.

Futures

The Fund may purchase and sell financial futures contracts and options on those contracts. The Fund invests in contracts based on financial instruments such as U.S. Treasury Bonds or Notes or on securities indices such as the Standard & Poor’s 500 Index, in order to hedge against a decline in the value of securities owned by the Fund.

Initial margin deposits required upon entering into futures contracts are satisfied by the delivery of specific securities or cash as collateral to the broker (the Funds’ agent in acquiring the futures position). If the position is closed out by taking an opposite position prior to the settlement date of the futures contract, a final determination of variation margin is made, cash is required to be paid to or released by the broker and the Fund realizes a gain or loss.

When the Fund sells a futures contract based on a financial instrument, the Fund becomes obligated to deliver that kind of instrument at an agreed upon date for a specified price. The Fund realizes a gain or loss depending on whether the price of an offsetting purchase is less or more than the price of the initial sale or on whether the price of an offsetting sale is more or less than the price of the initial purchase. The Fund could

Growth Opportunities Fund

34

be exposed to risks if it could not close out futures positions because of an illiquid secondary market or the inability of counterparties to meet the terms of their contracts. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

The following is a summary of open futures contracts on August 31, 2007:

	NUMBER OF			UNREALIZED
OPEN CONTRACTS	CONTRACTS	POSITION	EXPIRATION	APPRECIATION

Russell 2000 E-mini
Index Futures	4	Long	Sep 2007	$1,630

S&P Mid 400 E-mini
Index Futures	3	Long	Sep 2007	722
				$2,352

Federal income taxes

The Fund qualifies as a “regulated investment company” by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income. Therefore, no federal income tax provision is required.

New accounting pronouncements

In June 2006, Financial Accounting Standards Board (FASB) Interpretation No. 48, Accounting for Uncertainty in Income Taxes (the Interpretation) was issued, and is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. This Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return, and requires certain expanded disclosures. Management has evaluated the application of this Interpretation to the Fund and does not believe there is a material impact resulting from the adoption of this Interpretation on the Fund’s financial statements.

In September 2006, FASB Standard No. 157, Fair Value Measurements (FAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishing a framework for measuring fair value and expands disclosure about fair value measurements. Management is currently evaluating the application of FAS 157 to the Fund and its impact, if any, resulting from the adoption of FAS 157 on the Fund’s financial statements.

Distribution of income and gains

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. During the year ended February 28, 2007, the tax character of distributions paid was as follows: ordinary income $37,434 and long-term capital gains $12,476. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Capital accounts

The Fund reports the undistributed net investment income and accumulated undistributed net realized gain (loss) accounts on a basis approximating amounts available for future tax distributions (or to offset future taxable realized gains when a capital loss carryforward is available). Accordingly, the Fund may periodically make reclassifications among certain capital accounts without affecting its net asset value.

Growth Opportunities Fund

35

3. Investment advisory and other agreements

Advisory fees

The Trust has entered into an Investment Advisory Agreement with the Adviser. The Adviser is responsible for managing the corporate and business affairs of the Trust and for selecting and compensating subadvisers to handle the investment of the assets of the Fund, subject to the supervision of the Trust’s Board of Trustees. Under the Advisory Agreement, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.80% of the first $500,000,000 of the Fund’s aggregate daily net assets; (b) 0.78% of the next $500,000,000 of the Fund’s aggregate daily net assets; (c) 0.77% of the next $1,500,000,000 of the Fund’s aggregate daily net assets; and (d) 0.76% of the Fund’s aggregate daily net assets in excess of $2,500,000,000. Aggregate net assets include the net assets of the Fund and Growth Opportunities Trust, a series of John Hancock Trust and Growth Opportunities Fund, a series of John Hancock Funds II. The Adviser has a subadvisory agreement with Grantham, Mayo, Van Otterloo & Co. LLC. The Fund is not responsible for payment of the subadvisory fees.

Expense reimbursements

The Adviser has agreed contractually to reimburse for certain fund level expenses that exceed 0.24% of the average annual net assets, or to make a payment to a specific class of shares of the Fund in an amount equal to the amount by which the expenses attributable to such class of shares (excluding taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business and fees under any agreement or plans of the Fund dealing with services for shareholders and others with beneficial interests in shares of the Fund) exceed the percentage of average annual net assets (on an annualized basis) attributable as follows: 1.54% for Class A, 2.24% for Class B, 2.24% for Class C, 1.14% for Class I, 1.64% for Class R1 and 1.09% for Class 1. Accordingly, the expense reductions related to this expense limitation amounted to $80,192, $19,565, $14,595, $10,584, $10,078 and $1,931 for Class A, Class B, Class C, Class I, Class R1 and Class 1, respectively, for the period ended August 31, 2007. This expense reimbursement shall continue in effect until June 30, 2008 and thereafter until terminated by the Adviser on notice to the Trust.

Administration fees

The Fund has an agreement with the Adviser that requires the Fund to reimburse the Adviser for all expenses associated with providing the administrative, financial, accounting and recordkeeping services of the Fund, including the preparation of all tax returns, annual, semiannual and periodic reports to shareholders and the preparation of all regulatory reports. These expenses are allocated based on the relative net assets of each class. The compensation for the period amounted to $2,056 with an effective rate of 0.01% of the Fund’s average daily net assets.

Distribution plan

The Trust has a Distribution Agreement with the Distributor. The Fund has adopted Distribution Plans with respect to Class A, Class B, Class C, Class R1 and Class 1, pursuant to Rule 12b-1 under the 1940 Act, to reimburse the Distributor for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to the Distributor at an annual rate not to exceed 0.30%, 1.00%, 1.00%, 0.50% and 0.05% of average daily net asset value of Class A, Class B, Class C, Class R1 and Class 1, respectively. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of Financial Industry Regulatory Authority (formerly the National Association of Securities Dealers). Under the Conduct Rules, curtailment of a portion of the Fund’s 12b-1 payments could occur under certain circumstances. In addition, under a Service Plan for Class R1 shares, the Fund pays up to 0.25% of Class R1 average daily net asset value for certain other services.

Sales charges

Class A shares are assessed up-front sales charges of up to 5.00% of net asset value of such shares. During the period ended August 31, 2007, the Fund was informed

Growth Opportunities Fund

36

that the Distributor received net up-front sales charges of $49,385 with regard to sales of Class A shares. Of this amount, ($9,808) was retained and used for printing prospectuses, advertising, sales literature and other purposes, $57,377 was paid as sales commissions to unrelated brokerdealers and $1,816 was paid as sales commissions to sales personnel of Signator Investors, Inc. (Signator Investors), a related broker-dealer and indirect subsidiary of MFC.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge (CDSC) at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to the Distributor and are used, in whole or in part, to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the period ended August 31, 2007, CDSCs received by JH Funds amount to $8,944 for Class B and $99 for Class C.

Transfer agent fees

The Fund has a Transfer Agency Agreement with John Hancock Signature Services, Inc. (Signature Services), an indirect subsidiary of MFC. For Class A, Class B, Class C, Class I and Class R1 shares, the Fund pays a monthly transfer agent fee at an annual rate of 0.05% of each class’ average daily net assets, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses. Expenses not directly attributable to a particular class of shares are aggregated and allocated to each class on the basis of its relative net asset value.

Signature Services has agreed to limit the transfer agent fees so that such fees do not exceed 0.20% annually of Class A, Class B, Class C, Class I and Class R1 share average daily net assets. This agreement is effective until December 31, 2007. Signature Services reserves the right to terminate this limitation in the future. Accordingly, there were no transfer agent fee reductions for Class A, Class B, Class C, Class I and Class R1 shares, respectively, during the period ended August 31, 2007.

Expenses under the agreements described above for the period ended August 31, 2007, were as follows:

	Distribution and	Transfer	Blue sky	Printing and
Share Class	service fees	agent fees	fees	postage fees

Class A	$80,662	$45,949	$9,472	$2,223
Class B	50,903	10,181	9,115	245
Class C	11,534	2,307	9,094	91
Class I	—	58	9,092	261
Class R1	444	29	9,094	363
Class 1	80	—	—	24
Total	$143,623	$58,524	$45,867	$3,207

Growth Opportunities Fund

37

Trustees’ fees

The Trust compensates each Trustee who is not an employee of the Adviser or its affiliates. Total Trustees’ expenses are allocated to the Fund based on its average daily net asset value.

4. Guarantees and indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

5. Line of credit

The Fund has entered into an agreement which enables it to participate in a $100 million unsecured committed line of credit with State Street Corporation. Borrowings will be made solely to temporarily finance the repurchase of capital shares. Interest is charged to the Fund based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.50% . In addition, a commitment fee of 0.07% per annum, payable at the end of each calendar quarter, based on the average daily-unused portion of the line of credit, is charged to the Fund on a prorated basis based on average net assets. For the period ended August 31, 2007, there were no borrowings under the line of credit.

Growth Opportunities Fund

38

6. Capital shares

Share activities for the Fund for the period ended February 28, 2007 and the period ended August 31, 2007, were as follows:

	Period ended 2-28-07		Period ended 8-31-07[1]
	Shares	Amount	Shares	Amount
Class A

Sold	134,743	$3,150,486	77,613	$1,932,312
Issued in reorganization	—	—	3,812,316	97,964,692
Distributions reinvested	1,586	37,457	—	—
Repurchased	(4,238)	(100,934)	(217,281)	(5,381,515)
Net increase	132,091	$3,087,009	3,672,648	$94,515,489

Class B

Sold	16,576	$380,025	17,433	$432,144
Issued in reorganization	—	—	781,214	19,954,401
Distributions reinvested	89	2,095	—	—
Repurchased	(64)	(1,503)	(69,102)	(1,701,628)
Net increase	16,601	$380,617[2]	729,545	$18,684,917

Class C

Sold	26,822	$617,497	12,986	$320,122
Issued in reorganization	—	—	126,693	3,236,288
Distributions reinvested	112	2,625	—	—
Repurchased	(1)	(14)	(14,695)	(367,986)
Net increase	26,933	$620,108[2]	124,984	$3,188,424

Class I

Sold	8,222	$183,402	680	$17,455
Issued in reorganization	—	—	2,192	56,536
Distributions reinvested	76	1,806	—	—
Repurchased	—	—	(2,234)	(54,819)
Net increase	8,298	$185,208[2]	638	$19,172

Class R1

Sold	4,574	$101,500	229	$6,010
Distributions reinvested	46	1,078	—	—
Net increase	4,620	$102,578[2]	229	$6,010

Class 1

Sold	10,706	$250,671	8,473	$210,517
Distributions reinvested	46	1,082	—	—
Repurchased	(13)	(317)	(6,189)	(157,992)
Net increase	10,739	$251,436[2]	2,284	$52,525

Net increase	199,282	$4,626,956	4,530,328	$116,466,537

1 Semiannual period from 3-1-07 to 8-31-07. Unaudited.

2 Period from 6-12-06 (commencement of operations) to 2-28-07.

Growth Opportunities Fund

39

7. Investment transactions

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the period ended August 31, 2007, aggregated $115,712,724 and $144,382,474, respectively.

The cost of investments owned on August 31, 2007, including short-term investments, for federal income tax purposes, was $136,520,540. Gross unrealized appreciation and depreciation of investments aggregated $4,516,536 and $12,321,486, respectively, resulting in net unrealized depreciation of $7,804,950. The difference between book basis and tax basis net unrealized depreciation of investments is attributable primarily to tax deferral of losses on certain sales of securities.

8. Federal income tax information

Federal income tax regulations may differ from generally accepted accounting principles and income and capital gain distributions determined in accordance with tax regulations may differ from net investment income and realized gains recognized for financial reporting purposes.

9. Reorganization

On June 12, 2006, the Fund acquired substantially all of the assets and liabilities of the Predecessor Fund in exchange solely for Class A shares of the Fund. The acquisition was accounted for as a tax-free exchange of 81,480 Class A shares of the Fund for the net assets of the Predecessor Fund, which amounted to $1,806,642, including $14,098 of unrealized depreciation, after the close of business on June 9, 2006. Accounting and performance history of the Predecessor Fund was redesignated as that of Class A of the Fund.

On May 9, 2007, the shareholders of John Hancock Mid Cap Growth Fund (Mid Cap Growth Fund) approved an Agreement and Plan of Reorganization, which provided for the transfer of substantially all of the assets and liabilities of the Mid Cap Growth Fund in exchange for Class A, Class B, Class C and Class I shares of the Fund. The acquisition was accounted for as a tax-free exchange of 3,812,316 Class A shares, 781,214 Class B shares, 126,693 Class C shares and 2,192 Class I shares of the Fund for the net assets of the Mid Cap Growth Fund, which amounted to $97,964,692, $19,954,400, $3,236,288 and $56,536 for Class A, Class B, Class C and Class I shares of the Mid Cap Growth Fund, respectively, including the total of $21,282,022 of unrealized appreciation, after the close of business on May 25, 2007.

Growth Opportunities Fund

40

Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

This section describes the evaluation by the Board of Trustees of the Advisory Agreement and each of the Subadvisory Agreements.

Evaluation by the Board of Trustees

The Board, including all of the Trustees who are not “interested persons” as defined in the Investment Company Act of 1940, as amended (the Independent Trustees), is responsible for selecting the Trust’s investment adviser, John Hancock Investment Management Services, LLC (the Adviser or JHIMS), approving the Adviser’s selection of subadvisers for each series of the Trust (the Funds) and approving the Trust’s advisory and subadvisory agreements (and any sub-subadvisory agreements), their periodic continuation and any amendments. Consistent with SEC rules, the Board regularly evaluates the Trust’s advisory and subadvisory (and sub-subadvisory) arrangements, including consideration of the factors listed below. The Board may also consider other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry) and does not treat any single factor as determinative, and each Trustee may attribute different weights to different factors. The Board is furnished with an analysis of its fiduciary obligations in connection with its evaluation and, throughout the evaluation process, the Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel. The factors regularly considered by the Board are:

1. the nature, extent and quality of the services to be provided by the Adviser to the Trust and by the subadvisers to the Funds;

2. the investment performance of the Funds and their subadvisers;

3. the extent to which economies of scale would be realized as a Fund grows and whether fee levels reflect these economies of scale for the benefit of Trust shareholders;

4. the costs of the services to be provided and the profits to be realized by the Adviser and its affiliates (including any subadvisers that are affiliated with the Adviser) from the Adviser’s relationship with the Trust; and

5. comparative services rendered and comparative advisory and subadvisory fee rates.

The Board believes that information relating to all these factors is relevant to its evaluation of the Trust’s advisory agreement. With respect to its evaluation of subadvisory agreements (including sub-subadvisory agreements) the Board believes that, in view of the Trust’s “manager of managers” advisory structure, the costs of services to be provided and the profits to be realized by those subadvisers that are not affiliated with the Adviser from their relationship with the Trust generally are not a material factor to the Board’s consideration of subadvisory agreements because such fees are paid to subadvisers by the Adviser and not by the Funds, and because the Board relies on the ability of the Adviser to negotiate such subadvisory fees at arm’s-length.

In evaluating subadvisory arrangements, the Board also considers other material business relationships that unaffiliated subadvisers and their affiliates have with the Adviser or its affiliates, including the involvement by certain affiliates of certain subadvisers in the distribution of financial products, including shares of the Trust, offered by the Adviser and other affiliates of the Adviser (Material Relationships).

Approval of Advisory Agreement

At its meeting on June 5, 2007, the Board, including all the Independent Trustees, approved the Advisory Agreement between the Trust and JHIMS with respect to each of the Funds.

In approving the Advisory Agreement, and with reference to the factors which it regularly considers, the Board:

(1) (a) considered the high value to the Trust of continuing the relationship with JHIMS as the Trust’s Adviser to the other John Hancock Funds, the skills and competency with which JHIMS

41

has in the past managed the affairs and subadvisory relationships of other funds in the complex, JHIMS’s oversight and monitoring of subadvisers’ investment performance and compliance programs including its timelines in responding to performance issues and the qualifications of JHIMS’s personnel,

(b) considered JHIMS’s compliance policies and procedures and its responsiveness to regulatory changes and mutual fund industry developments, and

(c) JHIMS’s administrative capabilities, including its ability to supervise the other service providers for the Funds and concluded that JHIMS may reasonably be expected to ably perform its services under the Advisory Agreement.

(2) reviewed the investment performance of portfolios that are managed comparable to the Funds; the comparative performance of their respective benchmarks; and JHIMS’ analysis of such performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally and with respect to the Funds; and concluded that each of the comparably managed funds has performed well or within a range that the Board deemed competitive, and that JHIMS may reasonably be expected to ably monitor the performance of the Funds and their subadvisers;

(3) reviewed the Trust’s advisory fee structure and the incorporation therein of any subadvisory fee breakpoints in the advisory fees charged and concluded (i) that to the extent that Funds have subadvisory fees with breakpoints, those breakpoints are reflected as breakpoints in the advisory fees for Funds, (ii) that all Funds with a subadviser that is not affiliated with the Adviser have subadvisory fees which are the product of arm’s-length negotiations between the Adviser and the subadviser and which in many, but not all, cases contain breakpoints, and (iii) that, although economies of scale cannot be measured with precision, these arrangements permit shareholders of Funds with advisory fee breakpoints to benefit from economies of scale if those Funds grow;

(4) (a) reviewed the financial statements of JHIMS and John Hancock Life Insurance Company (U.S.A.) (JHLICO (U.S.A.));

(b) reviewed the anticipated profitability of the JHIMS’s relationship with the Funds in terms of the fees it expects to receive with respect to the Funds and whether JHIMS has the financial ability to provide a high level of services to the Funds,

(c) considered that JHIMS derives reputational and other indirect benefits from providing advisory services to the Funds, and

(d) noted that JHIMS will pay the sub-advisory fees out of the advisory fees JHIMS receives from the Funds and concluded that the advisory fees paid by the Trust with respect to the Funds are not unreasonable in light of such information; and

(5) reviewed comparative information with respect to the advisory fee rates and concluded that the anticipated advisory fees for the Funds are within the range of those incurred by other comparable funds and that the advisory structure for the Funds is thus competitive within the industry.

Additional information that the Board considered for a particular Fund is set forth in Appendix A.

Approval of Subadvisory Agreements

At its meeting on June 5, 2007, the Board, including all the Independent Trustees, approved the Subadvisory Agreements.

In making its determination with reference to these respective factors, the Board reviewed:

(i) information relating to each subadviser’s business which included information

42

such as: business performance, assets under management, financial stability and personnel;

(ii) the investment performance of the subadviser’s portfolio managed comparably to the Fund to be managed by the subadviser and comparative performance information relating to the benchmark;

(iii) the proposed subadvisory fee for each Fund to be managed by the subadviser and comparative fee information; and

(iv) information relating to the nature and scope of Material Relationships and their significance to the Adviser and the subadvisers.

The Board’s decision to approve each Subadvisory Agreement was based on a number of determinations, including the following:

(1) The subadviser has extensive experience and demonstrated skills as a manager and may be expected to provide a high quality of investment personnel to each Fund;

(2) Although not without variation, the current and historical performance of the portfolios of the Subadviser managed comparably to the Fund to be managed by the Subadviser has been within a competitive range of the current and historical performance of these portfolios’ respective benchmark (see Appendix A for further information on performance);

(3) The subadvisory fees are within industry norms and are the product of arm’s-length negotiation between the Adviser and the subadviser; and

(4) The Material Relationships consist of arrangements in which unaffiliated subadvisers or their affiliates provide advisory, distribution or management services in connection with financial products sponsored by the Trust’s adviser or its affiliates, which may include other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans, and which in no case contained elements which would cause the Board to conclude that approval of the subadvisory agreement with the subadviser would be inappropriate. See (5) below for information relating to the business arrangement between the Trust’s Adviser and GMO.

(5) As a part of the overall business arrangement between the Adviser and GMO under which the Adviser has obtained exclusive rights to certain GMO investment management services for up to five years, the Adviser has agreed that under certain circumstances it (and not the Trust or the particular Fund) will pay GMO a specified amount (ranging from $1 to $12 million) if the subadvisory agreement with respect to any of the following Funds to be subadvised by GMO is terminated within a five-year period from the date of its effectiveness: U.S. Core Fund, Active Value Fund, Intrinsic Value Fund, Growth Fund, International Core Fund, International Growth Fund, Global Fund, Value Opportunities Fund, Growth Opportunities Fund and U.S. Quality Equity Fund.

The Adviser has also agreed that, subject to its fiduciary duties as an investment adviser to each of these Funds and its shareholders, it will not recommend to the Board of Trustees to terminate the subadvisory agreement with respect to any of the Funds or to reduce any of the fees payable thereunder to GMO for a five-year period from the date of effectiveness of the agreement. Substantially similar agreements (with varying amounts to be paid upon termination) also apply with respect to certain other John Hancock funds that are or will be advised by the Adviser and subadvised by GMO. The Trust is not a party to any of these arrangements, and they are not binding upon the Trust, the Trust’s Funds subadvised by GMO or the Board of Trustees. However, these arrangements present certain conflicts of interest because the Adviser has a financial incentive to support the continuation of GMO subadvisory agreements for as long as the termination provisions described above remain in effect. In approving the Advisory Agreement and the subadvisory agreement with respect to

43

each of the Funds subadvised by GMO, the Board of Trustees, including the Independent Trustees, was aware of and considered these potential conflicts of interest, including any financial obligations of the Adviser to GMO.

The Board concluded that, notwithstanding the potential conflicts of interest, approval of the Advisory Agreement and the subadvisory agreements with GMO is in the best interests of shareholders and contract owners in view of (i) the Adviser’s fiduciary duty and the Board’s fiduciary duty and ability to monitor potential conflicts, (ii) the benefits to shareholders and contract owners generally expected from the exclusive rights to certain GMO investment management services obtained by the Adviser for the benefit of certain Funds of the Trust and other John Hancock funds and (iii) the benefits to such Funds of the Trust expected from the subadvisory services of GMO.

Additional information that the Board considered for a particular fund is set forth in Appendix A.

Appendix A

Estimated Fees
Fund	Performance	and Expenses	Comments

Growth	See Comments.	Subadvisory fees	The Board noted
Opportunities		for this Fund were	that the Fund com-
		lower than the peer	menced operations
		group median.	in June 2006 and
has a limited
		Advisory fees for	performance history.
this Fund were
lower than the peer
group median.

Total expenses for
this Fund were
lower than the peer
group median.

44

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service can make.

Call our customer service representatives at 1-800-225-5291
Monday to Friday 8:00 a.m. – 7:00 p.m., ET

It will be our pleasure and privilege to help you.

For more information

The Fund’s proxy voting policies, procedures and records are available without charge, upon request:

By phone	On the Fund’s Web site	On the SEC’s Web site
1-800-225-5291	www.jhfunds.com/proxy	www.sec.gov

Trustees	Charles A. Rizzo	Principal distributor
Ronald R. Dion, Chairman	Chief Financial Officer	John Hancock Funds, LLC
James R. Boyle†		601 Congress Street
James F. Carlin	Gordon M. Shone	Boston, MA 02210-2805
William H. Cunningham	Treasurer
Charles L. Ladner*		Custodian
Dr. John A. Moore*	John G. Vrysen	State Street Bank & Trust Co.
Patti McGill Peterson*	Chief Operating Officer	2 Avenue de Lafayette
Steven R. Pruchansky		Boston, MA 02111
*Members of the Audit Committee	Investment adviser
†Non-Independent Trustee	John Hancock Investment	Transfer agent
	Management Services, LLC	John Hancock Signature
Officers	601 Congress Street	Services, Inc.
Keith F. Hartstein	Boston, MA 02210-2805	One John Hancock Way,
President and		Suite 1000
Chief Executive Officer	Subadviser	Boston, MA 02217-1000
Grantham, Mayo,
Thomas M. Kinzler	Van Otterloo & Co. LLC	Legal counsel
Secretary and Chief Legal Officer	40 Rowes Wharf	Kirkpatrick & Lockhart
	Boston, MA 02110	Preston Gates Ellis LLP
Francis V. Knox, Jr.		One Lincoln Street
Chief Compliance Officer		Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com

Mail	Regular mail:	Express mail:
	John Hancock	John Hancock
	Signature Services, Inc.	Signature Services, Inc.
	One John Hancock Way, Suite 1000	Mutual Fund Image Operations
	Boston, MA 02217-1000	380 Stuart Street
Boston, MA 02116

Phone	Customer service representatives	1-800-225-5291
	EASI-Line	1-800-338-8080
	TDD line	1-800-554-6713

A listing of month-end portfolio holdings is available on our Web site, www.jhfunds.com. A more detailed portfolio holdings summary is available on a quarterly basis 60 days after the fiscal quarter on our Web site or upon request by calling 1-800-225-5291, or on the SEC’s Web site, www.sec.gov.

J O H N   H A N C O C K   F A M I L Y   O F   F U N D S

EQUITY	INTERNATIONAL/GLOBAL
Balanced Fund	Global Opportunities Fund
Classic Value Fund	Global Shareholder Yield Fund
Classic Value Fund II	Greater China Opportunities Fund
Classic Value Mega Cap Fund	International Allocation Portfolio
Core Equity Fund	International Classic Value Fund
Growth Fund	International Core Fund
Growth Opportunities Fund	International Growth Fund
Growth Trends Fund
Intrinsic Value Fund	INCOME
Large Cap Equity Fund	Bond Fund
Large Cap Select Fund	Government Income Fund
Mid Cap Equity Fund	High Yield Fund
Multi Cap Growth Fund	Investment Grade Bond Fund
Small Cap Equity Fund	Strategic Income Fund
Small Cap Fund
Small Cap Intrinsic Value Fund	TAX-FREE INCOME
Sovereign Investors Fund	California Tax-Free Income Fund
U.S. Core Fund	High Yield Municipal Bond Fund
U.S. Global Leaders Growth Fund	Massachusetts Tax-Free Income Fund
Value Opportunities Fund	New York Tax-Free Income Fund
Tax-Free Bond Fund
ASSET ALLOCATION
Lifecycle 2010 Portfolio	MONEY MARKET
Lifecycle 2015 Portfolio	Money Market Fund
Lifecycle 2020 Portfolio
Lifecycle 2025 Portfolio	CLOSED-END
Lifecycle 2030 Portfolio	Bank and Thrift Opportunity Fund
Lifecycle 2035 Portfolio	Financial Trends Fund, Inc.
Lifecycle 2040 Portfolio	Income Securities Trust
Lifecycle 2045 Portfolio	Investors Trust
Lifecycle Retirement Portfolio	Patriot Premium Dividend Fund II
Lifestyle Aggressive Portfolio	Preferred Income Fund
Lifestyle Balanced Portfolio	Preferred Income II Fund
Lifestyle Conservative Portfolio	Preferred Income III Fund
Lifestyle Growth Portfolio	Tax-Advantaged Dividend Income Fund
Lifestyle Moderate Portfolio	Tax-Advantaged Global Shareholder Yield Fund

SECTOR
Financial Industries Fund
Health Sciences Fund
Real Estate Fund
Regional Bank Fund
Technology Fund
Technology Leaders Fund

The Fund’s investment objectives, risks, charges and expenses are included in the prospectus and should be considered carefully before investing. For a prospectus, contact your financial professional, call John Hancock Funds at 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com. Please read the prospectus carefully before investing or sending money.

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock Growth Opportunities Fund.	840SA 8/07
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	10/07

John Hancock
MUTUAL FUNDS

John Hancock
Growth Fund

Semiannual Report
8.31.07

Your fund at a glance

Managers’ report
page 2

A look at performance
page 6

Your expenses
page 8

Fund’s investments
page 10

Financial statements
page 18

Notes to financial
statements
page 26

For more information
page 40

CEO corner

To Our Shareholders,

Volatility returned to the U.S. stock market in the six-month period ended August 31, 2007; however, stocks still posted a strong gain of 5.70%, as measured by the Standard & Poor’s 500 Index. The market experienced a particularly sharp downturn in August, as the subprime mortgage market’s woes increased. Rising defaults and an ensuing credit crunch caused heightened fears about their potential impact on U.S. economic growth. Foreign markets felt some ripple effects from the subprime issue, but they continued nonetheless to benefit from solid economic growth and outperformed the U.S. market in this period.

During this period of volatility, the U.S. stock market also passed a significant milestone — the broad Standard & Poor’s 500 Index climbed beyond the record it had set seven years ago. From its peak in March 2000, the stock market spiraled downward three consecutive years, bottoming in 2002. The upturn began in 2003, and the market has advanced each year since, finally setting a new high for the first time on May 30, 2007. During that period, the S&P 500 Index experienced five significant short-term sell-offs of 6% or more, with the August subprime-induced meltdown being the most recent.

This nearly complete market cycle highlights the importance of two investment principles you have heard us speak of often: diversification and patience. By allocating your investments among different asset classes, investment styles and portfolio managers, you are likely to be well represented through all phases of a complete market cycle, with the winners helping to cushion the fall of the losers.

The challenge for investors with a diversified portfolio is to properly evaluate your investments to tell the difference between an underperforming manager and an out-of-favor style, while also understanding the role each investment plays in your portfolio. That’s where your financial professional can provide true value. He or she can help you make those assessments and also counsel patience, because a properly diversified portfolio by its very nature will typically have something lagging or out of favor — a concept that can be difficult to live with, but necessary to embrace. If everything in your portfolio is “working,” then you are not truly diversified, but rather are leveraged to the current market and the flavor of the day. If so, you are bound to be out of step in the near future.

The recent volatility in the securities markets has prompted many investors to question how long this type of market cycle will last. History tells us it will indeed end and that when it does, today’s leaders may well turn into laggards and vice versa. The subprime mortgage market woes are just the latest example of why investors should be both patient and well-diversified. For with patience and a diversified portfolio, it could be easier to weather the market’s twists and turns and reach your long-term goals.

Sincerely,

Keith F. Hartstein,
President and Chief Executive Officer

This commentary reflects the CEO’s views as of August 31, 2007. They are subject to change at any time.

Your fund at a glance

The Fund seeks long-term capital growth by typically investing in U.S. companies that issue stocks included in the Russell 1000 Index and in companies with size and growth characteristics similar to those of companies with stocks in the Index.

Over the last six months

► Despite heightened volatility, the broad U.S. market, as measured by the S&P 500 Index, gained ground.

► The Fund’s overweight position and stock selection in the oil and gas sector added to relative returns, while an overweight in retail stores and stock selection held the Fund back.

► The Fund’s valuation selection criteria lagged the market, while its momentum discipline fared better in the rising market.

Top 10 holdings

Exxon Mobil Corp.	4.0%	Cisco Systems, Inc.	2.4%

International Business Machines Corp.	3.6%	Home Depot, Inc.	2.3%

Microsoft Corp.	3.4%	Dell, Inc.	2.3%

Merck & Company, Inc.	3.4%	Wal-Mart Stores, Inc.	2.1%

Apple, Inc.	3.3%	Chevron Corp.	1.8%

As a percentage of net assets on August 31, 2007.

1

Managers’ report

John Hancock

Growth Fund

U.S. investors entered the six-month review period on March 1, 2007 still reeling from the market’s late-February swoon. Their big question was whether the recent fall was the beginning of a major correction or just a brief hiccup in the middle of a bull market. Though some of the concerns surrounding the decline — including the first sign of trouble in subprime mortgages — were still present, investors appeared to shake them off. Less than two months into the review period, the Standard & Poor’s 500 Index had recovered all of its lost ground, entering the summer poised to continue its ascent. With historically low market volatility, the continuation of strong corporate profits and a glut of private equity deals fueled by ubiquitous financial liquidity, there seemed to be almost no ceiling to the market’s potential. Hopes for a smooth summer, however, would turn out to be short-lived.

Beginning in July, as many market indexes touched record highs, credit concerns similar to those seen in February flared up again. Distress in subprime mortgages quickly spilled over into the broader credit and equity markets. Just weeks after the S&P 500 Index hit an all-time high, the Federal Reserve began injecting liquidity into a faltering financial system, in an attempt to stem the turmoil taking place in the credit market. As equity market volatility returned with a vengeance, investor tolerance for risk abated and the broad market indexes plunged lower in the first days of August. And while hopes for a Federal Reserve rate

SCORECARD

INVESTMENT		PERIOD’S PERFORMANCE . . .AND WHAT’S BEHIND THE NUMBERS

Exxon Mobil	▲	Benefited from rising oil prices over the period

Forest Laboratories	▲	Promising stroke medication failed late-stage trials

Kohl’s	▼	Fund’s overweight position hurt when same-store sales declined

2

From the Grantham, Mayo, Van Otterloo & Co. LLC (GMO)
Portfolio Management Team

cut helped stabilize things somewhat, investors ended the review period much in the same way they began it — wondering whether the market would rally again or if risk aversion was here to stay. Despite the volatility, the S&P 500 Index posted gains in the six-month period.

Looking at performance

During the six months ended August 31, 2007, John Hancock Growth Fund’s Class A, Class B, Class C, Class I and Class R1 shares returned 3.51%, 3.10%, 3.10%, 3.68% and 3.33%, respectively, at net asset value. By comparison, the Russell 1000 Growth Index returned 7.46%, while the average large growth fund monitored by Morning-star, Inc. gained 7.77% .1 Keep in mind that your returns will differ from those listed above if you were not invested in the Fund for the entire period or did not reinvest all distributions. See pages six and seven for historical performance information.

“Despite the volatility, the S&P
500 Index posted gains in the
six-month period.”

In a generally rising market, our primary stock selection tools —valuation and momentum — performed differently. Valuation was the key driver of the relative performance shortfall. The late-period market turmoil notwithstanding, the period as a whole was dominated by strong investor appetite for risky, lower-quality stocks — securities which our valuation discipline found overvalued. The lower-risk, higher-quality securities that our valuation discipline found attractive underperformed for much of the period in a risk-oriented market. While these higher-quality selections fared better later in the period as risk aversion returned, they still finished the period in negative territory.

Growth Fund

3

Our momentum discipline fared better in the rising market. The discipline is designed to identify stocks that have performed well recently and appear poised to continue outperforming. With this orientation, the momentum discipline was able to approximately keep pace with the market during the period by selecting many of the leading performers and following their outperformance.

Retail, machinery and technology limit gains

The sector detracting most from performance during the period was retail stores, where our stock selection and overweight position negatively impacted the Fund’s returns. For example, an overweight position in Kohl’s Corp. detracted from relative returns as shares fell after the company announced that same-store sales had declined. Our valuation model continues to find this high-quality company attractive and maintains its overweight position.

“Valuation was the key driver of the
relative performance shortfall.”

Machinery was another sector detracting from the Fund’s performance. Our underweight position drove relative returns as the sector outperformed the market. For example, an underweight in Schlumberger, Ltd. detracted from relative returns for the period, as strong profit reports stemming from the company’s exposure to oil and gas exploration helped its shares move higher. Though this move was positive for shareholders in the short-term, our valuation discipline continues to find the stock unattractive and we maintain our underweight position.

SECTOR DISTRIBUTION[2]

Consumer cyclical	23%
Consumer non-cyclical	21%
Technology	19%
Communications	9%
Energy	7%
Industrial	6%
Financial	6%
Basic materials	2%
Utilities	1%

Also detracting from performance was the technology sector. Our underweight position and stock selection drove the negative relative returns. For instance, our overweight position in Lexmark International, Inc. negatively impacted returns after the company trimmed its profit outlook, while an underweight in Hewlett Packard Company limited returns as the company raised its earnings guidance during the period.

Growth Fund

4

Oil & gas and construction add value

On the positive side, our overweight position and stock selection in the oil and gas sector added to relative returns. The sector included the Fund’s biggest contributor, Exxon Mobil Corp., which benefited from rising oil prices during the period, positively impacting our overweight position. In addition, our aversion to risky companies did pay off in certain sectors. Our underweight position in construction benefited indirectly by avoiding the troubles related to subprime mortgages. With worries abounding that mortgage troubles would lead to a decline in real estate prices and new home construction, our underweight position in the sector added to relative returns as shares declined. For example, not owning Simon Property Group added to relative returns for the period.

Outlook

The market volatility at the end of the period left investors wondering if the bull market has finally come to an end. The upcoming months will show whether the market’s recent trend toward risk aversion — especially in the troubled subprime mortgage sector — will persist or if risk-taking will resume in full force. The Fund remains overweight in higher-quality stocks and we believe it is well positioned to face further volatility in the market.

This commentary reflects the views of the portfolio management team through the end of the Fund’s period discussed in this report. The team’s statements reflect their own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

1 Figures from Morningstar, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

2 As a percentage of net assets on August 31, 2007.

Growth Fund

5

A look at performance

For the periods ended August 31, 2007

		Average annual returns				Cumulative total returns
		with maximum sales charge (POP)				with maximum sales charge (POP)
	Inception				Since					Since
Class	date	1-year	5-year	10-year	inception	6-month	1-year	5-year	10-year	inception

A	6-12-06	4.48%	—	—	6.28%	–1.67%	4.48%	—	—	7.76%

B	6-12-06	4.22	—	—	6.82	–1.90	4.22	—	—	8.44

C	6-12-06	8.22	—	—	10.02	2.10	8.22	—	—	12.44

I1	6-12-06	10.69	—	—	11.45	3.68	10.69	—	—	14.24

R1 [1]	6-12-06	9.62	—	—	10.40	3.33	9.62	—	—	12.91

Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect maximum sales charge on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class I and Class R1 shares.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available Prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The waivers and expense limitations are contractual at least until 6-30-08. The net expenses are as follows: Class A — 1.39%, Class B — 2.09%, Class C — 2.10%, Class I — 1.00%, Class R1 — 1.74% . Had the fee waivers and expense limitations not been in place, the gross expenses would be as follows: Class A — 2.00%, Class B — 11.94%, Class C — 7.70%, Class I — 1.90%, Class R1 — 21.55% .

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month-end, please call 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

Performance is calculated with an opening price (prior day’s close) on the inception date.

1 For certain types of investors as described in the Fund’s Class I and Class R1 share prospectuses.

Growth Fund

6

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in Growth
Fund Class A shares for the period indicated. For comparison, we’ve shown the same investment in the Russell 1000 Growth Index.

			With maximum
Class	Period beginning	Without sales charge	sales charge	Index

B	6-12-06	$11,244	$10,844	$12,062

C2	6-12-06	11,244	11,244	12,062

I3	6-12-06	11,424	11,424	12,062

R1 [3]	6-12-06	11,291	11,291	12,062

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B, Class C, Class I and Class R1 shares, respectively, as of August 31, 2007. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Russell 1000 Growth Index is an unmanaged index containing those securities in the Russell 1000 Index with a greater-than-average growth orientation.

It is not possible to invest directly in an index. Index figures do not reflect sales charges, which would have resulted in lower values if they did.

1 NAV represents net asset value and POP represents public offering price.

2 No contingent deferred sales charge applicable.

3 For certain types of investors as described in the Fund’s Class I and Class R1 share prospectuses.

Growth Fund

7

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

▪  Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪  Ongoing operating expenses including management fees, distribution and service fees (if applicable) and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on March 1, 2007, with the same investment held until August 31, 2007.

	Account value	Ending value	Expenses paid during period
	on 3-1-07	on 8-31-07	ended 8-31-07[1]

Class A	$1,000.00	$1,035.10	$7.12

Class B	1,000.00	1,031.00	10.76

Class C	1,000.00	1,031.00	10.76

Class I	1,000.00	1,036.80	5.09

Class R1	1,000.00	1,033.30	8.95

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at August 31, 2007 by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Growth Fund

8

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on March 1, 2007, with the same investment held until August 31, 2007. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during period
	on 3-1-07	on 8-31-07	ended 8-31-07 [1]

Class A	$1,000.00	$1,018.14	$7.06

Class B	1,000.00	1,014.54	10.68

Class C	1,000.00	1,014.54	10.68

Class I	1,000.00	1,020.14	5.05

Class R1	1,000.00	1,016.34	8.87

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.40%, 2.11%, 2.11%, 1.00% and 1.76% for Class A, Class B, Class C, Class I, and Class R1 respectively, multiplied by the average account value over the period, multiplied by the number of days in the inception period/365 or 366 (to reflect the one-half year period).

Growth Fund

9

Fund’s investments

F I N A N C I A L  S T A T E M E N T S

Securities owned by the Fund on 8-31-07 (unaudited)

This schedule is divided into two main categories: common stocks and repurchase agreements. Common stocks are further broken down by industry group. Repurchase agreements, which represent the Fund’s cash position, are listed last.

Issuer	Shares	Value

Common stocks 93.85%		$25,825,433
(Cost $24,323,017)

Advertising 0.28%		78,284

Interpublic Group of Companies, Inc. *	1,400	15,330

Omnicom Group, Inc.	1,000	50,930

ValueClick, Inc. *	600	12,024

Aerospace 0.80%		218,769

General Dynamics Corp.	600	47,136

Goodrich Corp.	400	25,264

Lockheed Martin Corp.	1,100	109,054

United Technologies Corp.	500	37,315

Agriculture 0.28%		76,714

Monsanto Company	1,100	76,714

Apparel & Textiles 2.28%		627,858

Coach, Inc. *	6,400	284,992

Liz Claiborne, Inc.	600	20,502

NIKE, Inc., Class B	3,500	197,190

Polo Ralph Lauren Corp., Class A	600	45,324

VF Corp.	1,000	79,850

Auto Parts 0.81%		221,784

AutoZone, Inc. *	1,000	121,290

Johnson Controls, Inc.	700	79,170

O’Reilly Automotive, Inc. *	600	21,324

Auto Services 0.15%		39,858

AutoNation, Inc. *	2,100	39,858

Automobiles 1.09%		299,425

PACCAR, Inc.	3,500	299,425

Biotechnology 0.26%		71,928

Amgen, Inc. *	400	20,044

Immucor, Inc. *	800	26,680

Techne Corp. *	400	25,204

See notes to financial statements

Growth Fund

10

F I N A N C I A L  S T A T E M E N T S

Issuer	Shares	Value

Broadcasting 0.43%		$118,512

Liberty Global, Inc., Class A *	1,000	40,980

Liberty Media Corp. — Capital, Series A *	600	65,394

News Corp., Class A	600	12,138

Building Materials & Construction 0.33%		91,233

American Standard Companies, Inc.	1,700	62,611

Masco Corp.	1,100	28,622

Business Services 1.15%		317,174

Affiliated Computer Services, Inc., Class A *	400	20,012

FactSet Research Systems, Inc.	500	29,965

First Data Corp.	1,400	46,508

Fiserv, Inc. *	2,500	116,300

Moody’s Corp.	700	32,095

NCR Corp. *	500	24,885

Pitney Bowes, Inc.	500	22,335

R.R. Donnelley & Sons Company	700	25,074

Cable & Television 1.87%		514,732

Comcast Corp., Class A *	8,950	233,505

DIRECTV Group, Inc. *	8,500	198,305

EchoStar Communications Corp., Class A *	300	12,696

Time Warner, Inc.	3,700	70,226

Cellular Communications 0.09%		25,900

Telephone & Data Systems, Inc.	400	25,900

Chemicals 0.58%		159,852

Albemarle Corp.	1,400	56,658

Celanese Corp., Series A	1,100	39,512

Hercules, Inc. *	1,500	31,230

Lyondell Chemical Company	700	32,452

Colleges & Universities 0.33%		89,640

Career Education Corp. *	800	23,760

ITT Educational Services, Inc. *	600	65,880

Computers & Business Equipment 14.25%		3,922,460

Apple, Inc. *	6,500	900,120

CDW Corp. *	1,200	103,284

Cisco Systems, Inc. *	20,900	667,128

Cognizant Technology Solutions Corp., Class A *	800	58,808

Dell, Inc. *	22,500	635,625

EMC Corp. *	16,500	324,390

Hewlett-Packard Company	2,500	123,375

Ingram Micro, Inc., Class A *	600	11,784

International Business Machines Corp.	8,400	980,196

Juniper Networks, Inc. *	1,200	39,504

Lexmark International, Inc. *	2,100	78,246

See notes to financial statements

Growth Fund

11

F I N A N C I A L  S T A T E M E N T S

Issuer	Shares	Value

Construction Materials 0.58%		$159,014

Martin Marietta Materials, Inc.	400	54,000

Sherwin-Williams Company	1,000	69,010

Vulcan Materials Company	400	36,004

Containers & Glass 0.30%		81,901

Owens-Illinois, Inc. *	800	32,176

Pactiv Corp. *	1,700	49,725

Correctional Facilities 0.07%		20,528

Corrections Corp. of America *	800	20,528

Cosmetics & Toiletries 1.01%		277,824

Avon Products, Inc.	900	30,915

Estee Lauder Companies, Inc., Class A	600	24,954

International Flavors & Fragrances, Inc.	1,000	50,230

Kimberly-Clark Corp.	2,500	171,725

Crude Petroleum & Natural Gas 0.37%		102,828

Apache Corp.	500	38,690

Devon Energy Corp.	400	30,124

Occidental Petroleum Corp.	600	34,014

Educational Services 0.15%		41,069

Apollo Group, Inc., Class A *	700	41,069

Electrical Equipment 0.18%		49,546

FLIR Systems, Inc. *	900	44,316

Molex, Inc.	200	5,230

Electrical Utilities 1.26%		347,867

American Electric Power Company, Inc.	600	26,688

CenterPoint Energy, Inc. (a)	1,800	29,196

Constellation Energy Group, Inc.	1,000	82,940

Dynegy, Inc., Class A *	2,500	20,225

Entergy Corp.	800	82,896

Mirant Corp. *	600	23,382

Public Service Enterprise Group, Inc.	400	33,996

Quanta Services, Inc. *	500	14,135

The AES Corp. *	1,900	34,409

Electronics 0.35%		96,014

Amphenol Corp., Class A	300	10,833

Avnet, Inc. *	1,200	47,172

L-3 Communications Holdings, Inc.	200	19,702

Tyco Electronics, Ltd. *	525	18,307

Energy 0.12%		33,018

Sempra Energy	600	33,018

Financial Services 2.67%		735,211

Citigroup, Inc.	1,900	89,072

Countrywide Financial Corp.	1,000	19,850

Discover Financial Services *	1,150	26,611

See notes to financial statements

Growth Fund

12

F I N A N C I A L  S T A T E M E N T S

Issuer	Shares	Value

Financial Services (continued)

Eaton Vance Corp.	800	$30,712

Franklin Resources, Inc.	1,100	144,947

Goldman Sachs Group, Inc.	1,300	228,813

MoneyGram International, Inc.	600	12,762

Morgan Stanley (c)	1,200	74,844

People’s United Financial, Inc.	1,230	21,746

SEI Investments Company	1,800	45,666

The First Marblehead Corp. (a)	1,200	40,188

Food & Beverages 1.52%		418,402

Kraft Foods, Inc., Class A	1,207	38,696

McCormick & Company, Inc.	900	32,256

Sara Lee Corp.	1,100	18,282

Sysco Corp.	3,900	130,182

The Coca-Cola Company	3,700	198,986

Healthcare Products 5.86%		1,611,313

Baxter International, Inc.	2,700	147,852

Becton, Dickinson & Company	600	46,164

C.R. Bard, Inc.	400	33,356

Covidien, Ltd. *	525	20,911

IDEXX Laboratories, Inc. *	200	22,350

Johnson & Johnson	7,200	444,888

Kinetic Concepts, Inc. *	600	36,066

Medtronic, Inc.	500	26,420

Patterson Companies, Inc. *	1,200	44,136

Respironics, Inc. *	500	23,715

St. Jude Medical, Inc. *	1,400	60,998

Stryker Corp.	4,800	320,640

Zimmer Holdings, Inc. *	4,900	383,817

Healthcare Services 3.55%		976,810

Cardinal Health, Inc.	1,200	82,056

Coventry Health Care, Inc. *	300	17,211

Express Scripts, Inc. *	3,100	169,725

Lincare Holdings, Inc. *	800	28,792

McKesson Corp.	1,500	85,815

Medco Health Solutions, Inc. *	700	59,815

Quest Diagnostics, Inc.	1,800	98,550

UnitedHealth Group, Inc.	7,100	355,071

WellCare Health Plans, Inc. *	400	39,480

WellPoint, Inc. *	500	40,295

Homebuilders 0.07%		20,173

Centex Corp.	600	17,346

Lennar Corp., Class A	100	2,827

See notes to financial statements

Growth Fund

13

F I N A N C I A L  S T A T E M E N T S

Issuer	Shares	Value

Hotels & Restaurants 2.98%		$819,746

Hilton Hotels Corp.	600	27,570

Jack in the Box, Inc. *	600	37,332

Marriott International, Inc., Class A	2,600	115,492

McDonald’s Corp.	8,800	433,400

Starbucks Corp. *	3,200	88,160

Yum! Brands, Inc.	3,600	117,792

Household Products 0.61%		166,605

Church & Dwight, Inc.	300	13,479

Energizer Holdings, Inc. *	1,200	127,116

Tempur-Pedic International, Inc. (a)	900	26,010

Industrial Machinery 0.79%		217,067

Crane Company	300	13,437

Cummins, Inc.	300	35,526

Deere & Company	500	68,030

ITT Corp.	600	40,794

Lincoln Electric Holdings, Inc.	400	28,776

Pall Corp.	800	30,504

Insurance 3.43%		942,992

Aetna, Inc.	1,900	96,729

AFLAC, Inc.	1,700	90,627

Allstate Corp.	1,400	76,650

Ambac Financial Group, Inc.	600	37,692

American International Group, Inc.	2,000	132,000

Brown & Brown, Inc.	1,100	29,612

CIGNA Corp.	2,800	144,704

Hartford Financial Services Group, Inc.	400	35,564

MBIA, Inc.	500	30,000

PMI Group, Inc.	800	25,344

Progressive Corp.	1,100	22,374

Prudential Financial, Inc.	800	71,824

The Travelers Companies, Inc.	2,600	131,404

Torchmark Corp.	300	18,468

International Oil 6.32%		1,738,117

Anadarko Petroleum Corp.	700	34,286

Chevron Corp.	5,600	491,456

ConocoPhillips	1,300	106,457

Exxon Mobil Corp.	12,900	1,105,918

Internet Retail 1.99%		546,281

Amazon.com, Inc. *	3,600	287,676

eBay, Inc. *	4,800	163,680

Expedia, Inc. *	1,600	47,760

IAC/InterActiveCorp. *	1,100	30,569

Priceline.com, Inc. *	200	16,596

See notes to financial statements

Growth Fund

14

F I N A N C I A L  S T A T E M E N T S

Issuer	Shares	Value

Internet Software 0.41%		$113,224

McAfee, Inc. *	1,800	64,350

Symantec Corp. *	1,400	26,334

VeriSign, Inc. *	700	22,540

Leisure Time 0.82%		226,719

MGM MIRAGE *	2,700	226,719

Life Sciences 0.27%		73,884

Waters Corp. *	1,200	73,884

Liquor 0.43%		118,560

Anheuser-Busch Companies, Inc.	2,400	118,560

Manufacturing 2.09%		576,406

Danaher Corp.	1,600	124,256

Harley-Davidson, Inc.	4,500	242,055

Honeywell International, Inc.	2,500	140,375

Illinois Tool Works, Inc.	800	46,536

Tyco International, Ltd.	525	23,184

Metal & Metal Products 0.72%		198,472

Precision Castparts Corp.	1,200	156,372

Southern Copper Corp. (a)	400	42,100

Mining 0.11%		30,508

Cleveland-Cliffs, Inc.	400	30,508

Mobile Homes 0.18%		48,389

Thor Industries, Inc.	1,100	48,389

Petroleum Services 0.71%		195,921

Schlumberger, Ltd.	700	67,550

Transocean, Inc. *	700	73,563

Valero Energy Corp.	800	54,808

Pharmaceuticals 6.23%		1,713,557

Abbott Laboratories	500	25,955

Bristol-Myers Squibb Company	100	2,915

Celgene Corp. *	400	25,684

Forest Laboratories, Inc. *	5,100	191,913

Merck & Company, Inc.	18,400	923,128

Pfizer, Inc.	5,100	126,684

Schering-Plough Corp.	13,900	417,278

Publishing 0.33%		91,376

Gannett Company, Inc.	1,300	61,100

McGraw-Hill Companies, Inc.	600	30,276

Railroads & Equipment 0.09%		24,600

CSX Corp.	600	24,600

Real Estate 0.09%		24,855

General Growth Properties, Inc., REIT	500	24,855

See notes to financial statements

Growth Fund

15

F I N A N C I A L  S T A T E M E N T S

Issuer	Shares	Value

Retail Grocery 0.50%		$138,482

Safeway, Inc.	1,600	50,768

The Kroger Company	3,300	87,714

Retail Trade 12.41%		3,414,887

Abercrombie & Fitch Company, Class A	1,100	86,570

Advance Auto Parts, Inc.	500	17,780

American Eagle Outfitters, Inc.	3,400	87,822

Bed Bath & Beyond, Inc. *	3,000	103,920

Best Buy Company, Inc.	900	39,555

Big Lots, Inc. *	1,100	32,747

CarMax, Inc. *	2,700	61,182

Dollar Tree Stores, Inc. *	1,300	56,485

Family Dollar Stores, Inc.	1,900	55,632

Gap, Inc.	1,700	31,892

Home Depot, Inc.	16,700	639,777

J.C. Penney Company, Inc.	600	41,256

Kohl’s Corp. *	4,600	272,780

Limited Brands, Inc.	2,000	46,320

Lowe’s Companies, Inc.	12,200	378,932

Nordstrom, Inc.	2,600	125,060

RadioShack Corp.	1,400	33,278

Sears Holdings Corp. *	400	57,424

Staples, Inc.	4,300	102,125

Target Corp.	5,000	329,650

The TJX Companies, Inc.	1,300	39,637

Tiffany & Company	900	46,197

Walgreen Company	3,200	144,224

Wal-Mart Stores, Inc.	13,400	584,642

Sanitary Services 0.09%		24,166

Ecolab, Inc.	100	4,166

Nalco Holding Company	800	20,000

Semiconductors 1.18%		323,263

Intel Corp.	9,800	252,350

KLA-Tencor Corp.	700	40,229

Xilinx, Inc.	1,200	30,684

Software 5.29%		1,456,319

Activision, Inc. *	1,600	31,184

Adobe Systems, Inc. *	1,300	55,575

Autodesk, Inc. *	500	23,160

BMC Software, Inc. *	1,700	52,054

CA, Inc.	1,300	32,747

Citrix Systems, Inc. *	100	3,635

Compuware Corp. *	2,000	16,220

Intuit, Inc. *	1,000	27,310

Microsoft Corp.	32,600	936,598

Oracle Corp. *	13,700	277,836

See notes to financial statements

Growth Fund

16

F I N A N C I A L  S T A T E M E N T S

Issuer	Shares	Value

Telecommunications Equipment & Services 0.12%		$33,341

Polycom, Inc. *	1,100	33,341

Telephone 0.71%		195,363

AT&T, Inc.	4,900	195,363

Tires & Rubber 0.24%		66,384

Goodyear Tire & Rubber Company *	2,400	66,384

Tobacco 0.61%		169,081

Altria Group, Inc.	1,300	90,233

UST, Inc.	1,600	78,848

Toys, Amusements & Sporting Goods 0.51%		141,155

Hasbro, Inc.	1,400	39,494

Mattel, Inc.	4,700	101,661

Transportation 0.11%		29,424

C.H. Robinson Worldwide, Inc.	600	29,424

Trucking & Freight 0.44%		120,648

FedEx Corp.	1,100	120,648

	Principal
Issuer, description, maturity date	amount	Value

Short-term investments 0.40%		$109,327

(Cost $109,327)
John Hancock Cash Investment Trust (c)	$109,327	109,327

Repurchase agreements 5.66%		$1,558,000
(Cost $1,558,000)

Repurchase Agreement with State Street Corp. dated 08-31-07 at 4.60%
to be repurchased at $1,558,796 on 09-04-07, collateralized by
$1,650,000 Federal Home Loan Mortgage Corp., 4.00%, due 06-12-13
(Valued at $1,592,250, including interest)	$1,558,000	1,558,000

Total investments (Cost $25,990,344) 99.91%		$27,492,760

Other assets in excess of liabilities 0.09%		24,230

Total net assets 100.00%		$27,516,990

Percentages are stated as a percent of net assets.

REIT Real Estate Investment Trust

* Non-income producing.

(a) All or a portion of this security was out on loan.

(c) Investment is an affiliate of the Trust’s advisor or subadvisor.

See notes to financial statements

Growth Fund

17

Financial statements

F I N A N C I A L  S T A T E M E N T S

Statement of assets and liabilities 8-31-07 (unaudited)

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments, at value (Cost $24,323,017)
including $107,183 of securities loaned (Note 2)	$25,825,433
Repurchase agreement, at value (Cost $1,558,000)	1,558,000
Investments in affiliated issuers, at value (Cost $109,327)	109,327

Total investments, at value (Cost $25,990,344)	27,492,760

Cash	419
Cash collateral at broker for futures contracts	67,200
Receivable for fund shares sold	1,075
Dividends and interest receivable	40,396
Receivable for futures variation margin	12,835
Receivable due from adviser	45,893
Other assets	8,864
Total assets	27,669,442

Liabilities

Payable for fund shares repurchased	754
Payable upon return of securities loaned (Note 2)	109,327
Payable to affiliates
Transfer agent fees	544
Distribution and service fees	332
Other payables and accrued expenses	41,495
Total liabilities	152,452

Net assets

Capital paid-in	$24,829,643
Accumulated undistributed net realized gain on investments and futures contracts	1,173,903
Net unrealized appreciation on investments and futures contracts	1,514,207
Undistributed net investment loss	(763)
Net assets	$27,516,990

Net asset value per share

Based on net asset values and shares outstanding — The Fund has an unlimited number of shares authorized with no par value.
Class A ($24,321,015 ÷ 1,085,502 shares)	$22.41
Class B ($786,356 ÷ 35,328 shares)[1]	$22.26
Class C ($2,020,278 ÷ 90,757 shares)[1]	$22.26
Class I ($276,451 ÷ 12,270 shares)	$22.53
Class R ($112,890 ÷ 5,059 shares)	$22.32[2]

Maximum offering price per share

Class A3 ($22.41 ÷ 95%)	$23.59

1 Redemption price is equal to the net asset value less any applicable contingent deferred sales charge.

2 Net assets and shares outstanding have been rounded for presentation purposes. The net asset value is as reported on August 31, 2007.

3 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements

Growth Fund

18

F I N A N C I A L  S T A T E M E N T S

Statement of operations For the period ended 8-31-07 (unaudited)1

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income
Dividends	$154,151
Interest	28,402

Total investment income	182,553

Expenses

Investment management fees (Note 3)	100,705
Distribution and service fees (Note 3)	44,939
Transfer agent fees (Note 3)	10,309
Fund administration fees (Note 3)	3,478
Audit and legal fees	56,594
Blue sky fees (Note 3)	45,737
Custodian fees	18,649
Registration and filing fees	12,089
Printing and postage fees (Note 3)	6,360
Trustees’ fees (Note 3)	734
Miscellaneous	168

Total expenses	299,762
Less expense reductions (Note 3)	(116,446)

Net expenses	183,316

Net investment loss	(763)

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments	537,064
Futures contracts	(5,961)
531,103
Change in net unrealized appreciation (depreciation) of
Investments	190,000
Futures contracts	24,753
214,753
Net realized and unrealized gain	745,856

Increase in net assets from operations	$745,093

1 Semiannual period from 3-1-07 to 8-31-07.

See notes to financial statements

Growth Fund

19

F I N A N C I A L  S T A T E M E N T S

Statement of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of
Fund share transactions.

	Period	Period
	ended	ended
	2-28-07[1]	8-31-07[2]

Increase in net assets

From operations
Net investment income (loss)	$13,947	($763)
Net realized gain	863,241	531,103
Change in net unrealized appreciation (depreciation)	1,299,454	214,753

Increase in net assets resulting from operations	2,176,642	745,093

Distributions to shareholders
From net investment income
Class A	(38,325)	—
Class I	(108)	—
Class R1	(163)	—
From net realized gain
Class A	(197,001)	—
Class B	(2,867)	—
Class C	(6,435)	—
Class I	(281)	—
Class R1	(1,108)	—

Total distributions	(246,288)	—

From Fund share transactions	20,208,114	4,633,429

Total increase	22,138,468	5,378,522

Net assets
Beginning of period	—	22,138,468

End of period[3]	$22,138,468	$27,516,990

1 Period from 6-12-06 (commencement of operations) to 2-28-07.

2 Semiannual period from 3-1-07 to 8-31-07. Unaudited.

3 Includes undistributed net investment income (loss) of $0 and ($763), respectively.

See notes to financial statements

Growth Fund

20

F I N A N C I A L  S T A T E M E N T S

Financial highlights

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES

Period ended	2-28-07[1]	8-31-07[2]

Per share operating performance

Net asset value, beginning of period	$20.00	$21.65
Net investment income[3]	—[4]	0.01
Net realized and unrealized gain
on investments	1.91	0.75
Total from investments operations	1.91	0.76
Less distributions
From net investment income	(0.04)	—
From net realized gain	(0.22)	—
	(0.26)	—
Net asset value, end of period	$21.65	$22.41
Total return[5,6,7] (%)	9.57	3.51

Ratios and supplemental data

Net assets, end of period
(in millions)	$21	$24
Ratio of net expenses to average
net assets[10] (%)	1.39	1.40
Ratio of gross expenses to average
net assets[9,10] (%)	2.00	2.02
Ratio of net investment income
to average net assets [10] (%)	0.01	0.05
Portfolio turnover[7] (%)	93	46

See notes to financial statements

Growth Fund

21

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS B SHARES

Period ended	2-28-07[1]	8-31-07[2]

Per share operating performance
Net asset value, beginning of period	$20.00	$21.59
Net investment loss[3]	(0.11)	(0.07)
Net realized and unrealized
gain on investments	1.92	0.74
Total from investments operations	1.81	0.67
Less distributions
From net realized gain	(0.22)	—
Net asset value, end of period	$21.59	$22.26
Total return[5,6,7] (%)	9.05	3.10

Ratios and supplemental data

Net assets, end of period
(in millions)	—[8]	$1
Ratio of net expenses to average
net assets[10] (%)	2.09	2.10
Ratio of gross expenses to average
net assets[9,10] (%)	11.94	5.91
Ratio of net investment loss
to average net assets[10] (%)	(0.68)	(0.65)
Portfolio turnover[7] (%)	93	46

See notes to financial statements

Growth Fund

22

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS C SHARES

Period ended	2-28-07[1]	8-31-07[2]

Per share operating performance
Net asset value, beginning of period	$20.00	$21.59
Net investment loss[3]	(0.10)	(0.07)
Net realized and unrealized
gain on investments	1.91	0.74
Total from investments operations	1.81	0.67
Less distributions
From net realized gain	(0.22)	—
Net asset value, end of period	$21.59	$22.26
Total return[5,6,7] (%)	9.05	3.10

Ratios and supplemental data

Net assets, end of period
(in millions)	$1	$2
Ratio of net expenses to average
net assets[10] (%)	2.10	2.10
Ratio of gross expenses to average
net assets[9,10] (%)	7.70	4.05
Ratio of net investment loss
to average net assets[10] (%)	(0.66)	(0.67)
Portfolio turnover[7] (%)	93	46

See notes to financial statements

Growth Fund

23

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS I SHARES

Period ended	2-28-07[1]	8-31-07[2]

Per share operating performance

Net asset value, beginning of period	$20.00	$21.73
Net investment income[3]	0.06	0.05
Net realized and unrealized
gain on investments	1.97	0.75
Total from investments operations	2.03	0.80
Less distributions
From net investment income	(0.08)	—
From net realized gain	(0.22)	—
	(0.30)	—
Net asset value, end of period	$21.73	$22.53
Total return[5,6,7] (%)	10.18	3.68

Ratios and supplemental data

Net assets, end of period
(in millions)	—[8]	—[8]
Ratio of net expenses to average
net assets[10] (%)	1.00	1.00
Ratio of gross expenses to average
net assets[9,10] (%)	1.90	11.63
Ratio of net investment income
to average net assets[10] (%)	0.43	0.41
Portfolio turnover[7] (%)	93	46

Growth Fund

24

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS R1 SHARES

Period ended	2-28-07[1]	8-31-07[2]

Per share operating performance

Net asset value, beginning of period	$20.00	$21.60
Net investment loss[3]	(0.05)	(0.03)
Net realized and unrealized
gain on investments	1.90	0.75
Total from investments operations	1.85	0.72
Less distributions
From net investment income	(0.03)	—
From net realized gain	(0.22)	—
	(0.25)	—
Net asset value, end of period	$21.60	$22.32
Total return[5,6,7] (%)	9.27	3.33

Ratios and supplemental data

Net assets, end of period
(in millions)	—[8]	—[8]
Ratio of net expenses to average
net assets[10] (%)	1.74	1.75
Ratio of gross expenses to average
net assets[9,10] (%)	21.55	18.92
Ratio of net investment income loss
to average net assets[10] (%)	(0.34)	(0.30)
Portfolio turnover[7] (%)	93	46

1 Class A, Class B, Class C, Class I and Class R1 shares began operations on 6-12-06.

2 Semiannual period from 3-1-07 to 8-31-07. Unaudited.

3 Based on the average of the shares outstanding.

4 Less than $0.01 per share.

5 Assumes dividend reinvestment.

6 Total returns would have been lower had certain expenses not been reduced during the periods shown.

 7 Not annualized.

8 Less than $500,000.

9 Does not take into consideration expense reduction during period shown.

10 Annualized.

See notes to financial statements

Growth Fund

25

Notes to financial statements (unaudited)

1. Organization

John Hancock Growth Fund (the Fund) is a newly organized non-diversified series of John Hancock Funds III (the Trust). The Trust was established as a Massachusetts business trust on June 9, 2005. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end investment management company. The investment objective of the Fund is to seek long-term capital growth.

John Hancock Life Insurance Company of New York (John Hancock New York) is a wholly owned subsidiary of John Hancock Life Insurance Company (U.S.A.) (John Hancock USA). John Hancock USA and John Hancock New York are indirect wholly owned subsidiaries of The Manufacturers Life Insurance Company (Manulife), which in turn is a wholly owned subsidiary of Manulife Financial Corporation (MFC), a publicly traded company. MFC and its subsidiaries are known collectively as “Manulife Financial.”

John Hancock Investment Management Services, LLC (the Adviser) a Delaware limited liability company controlled by John Hancock USA, serves as investment adviser for the Trust and John Hancock Funds, LLC (the Distributor), a Delaware limited liability company, an affiliate of the Adviser, serves as principal underwriter.

The Board of Trustees have authorized the issuance of multiple classes of shares of the Fund, including classes designated as Class A, Class B, Class C, Class I, Class R1, Class 1, Class 3 and Class NAV shares. The shares of each class represent an interest in the same portfolio of investments of the Fund, and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Board of Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission (SEC) and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan. Class B shares will convert to Class A shares eight years after purchase.

The Adviser and other subsidiaries of John Hancock USA owned 738,902, 5,051, 5,051 and 5,050 shares of beneficial interest of Class A, Class B, Class C and Class R1, respectively, of the Fund on August 31, 2007.

2. Significant accounting policies

In the preparation of the financial statements, the Fund follows the policies described below. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

Security valuation

The net asset value of the shares of Class A, Class B, Class C, Class I and Class R1 of the Fund is determined daily as of the close of the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. Short-term debt instruments with remaining maturities of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. Investments in John Hancock Cash Investment Trust (JHCIT), an affiliate of John Hancock Advisers, LLC (JHA), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of MFC, are valued at their net asset value each business day. All other securities held by the Fund are valued

Growth Fund

26

at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on a principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Securities for which there are no such quotations, principally debt securities, are valued based on the valuation provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Other assets and securities for which no such quotations are readily available are valued at their fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of a Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at their fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Repurchase agreements

The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement through its custodian, it receives delivery of securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is generally at least 102% of the repurchase amount. The Fund will take constructive receipt of all securities underlying the repurchase agreements it has entered into until such agreements expire. If the seller defaults, the Fund would suffer a loss to the extent that proceeds from the sale of underlying securities were less than the repurchase amount. The Fund may enter into repurchase agreements maturing within seven days with domestic dealers, banks or other financial institutions deemed to be creditworthy by the Adviser. Collateral for certain tri-party repurchase agreements is held at the custodian bank in a segregated account for the benefit of the Fund and the counterparty.

Security transactions and related
investment income

Security transactions and related investment income Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date. Foreign dividends are recorded on the ex-date or when the Fund becomes aware of the dividends from cash collections. Discounts/premiums are accreted/amortized for financial reporting purposes. Non-cash dividends are recorded at the fair market value of the securities received. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful, based upon consistently applied procedures.

From time to time, the Fund may invest in Real Estate Investment Trusts (REITs) and, as a result, will estimate the components of distributions from these securities. Distributions from REITs received in excess of income are recorded as a reduction of cost of investments and/or as a realized gain.

The Fund uses the First In, First Out method for fixed income securities and Highest Cost, First Out for all other securities for determining realized gain or loss on investments for both financial and federal income tax reporting purposes.

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27

Multi-class allocations

All income, expenses (except for class-specific expenses) and realized and unrealized gains (losses) are allocated to each class of shares based upon the relative net assets of each class. Dividends to shareholders from net investment income are determined at a class level and distributions from capital gains are determined at a Fund level.

Expense allocation

Expenses are allocated based on the relative share of net assets of the Fund at the time the expense was incurred. Class-specific expenses, such as distribution (Rule 12b-1) fees, are accrued daily and charged directly to the respective share classes.

Securities lending

The Fund may lend securities in amounts up to 33 1 / 3 % of the Fund’s total assets. Such loans are callable at any time and are at all times fully secured by cash, cash equivalents or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities and marked-to-market on a daily basis. The Fund may bear the risk of delay in recovery of, or even of rights in, the securities loaned should the borrower of the securities fail financially. The Fund receives compensation for lending its securities either in the form of fees and/or by retaining a portion of interest on the investment of any cash received as collateral. The Fund invests in cash collateral received in connection with securities lending transactions in JHCIT, a Delaware common law trust and an affiliated fund. JHCIT is exempt from registration under Section 3(c)(7) of the 1940 Act (pursuant to exemptive order issued by the SEC) and is managed by the Adviser, for which the Adviser receives an investment advisory fee of 0.04% of the average daily net assets of the JHCIT.

All collateral received will be in an amount equal to at least 100% of the market value of the loaned securities and is intended to be maintained at that level during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund the next business day. During the loan period, the Fund continues to retain rights of ownership, including dividends and interest of the loaned securities. At August 31, 2007, the Fund loaned securities having a market value of $107,183 collateralized by securities in the amount of $109,327.

Futures

The Fund may purchase and sell financial futures contracts and options on those contracts. The Fund invests in contracts based on financial instruments such as U.S. Treasury Bonds or Notes or on securities indices such as the Standard & Poor’s 500 Index, in order to hedge against a decline in the value of securities owned by the Fund.

Initial margin deposits required upon entering into futures contracts are satisfied by the delivery of specific securities or cash as collateral to the broker (the Funds’ agent in acquiring the futures position). If the position is closed out by taking an opposite position prior to the settlement date of the futures contract, a final determination of variation margin is made, cash is required to be paid to or released by the broker and the Fund realizes a gain or loss.

When the Fund sells a futures contract based on a financial instrument, the Fund becomes obligated to deliver that kind of instrument at an agreed upon date for a specified price. The Fund realizes a gain or loss depending on whether the price of an offsetting purchase is less or more than the price of the initial sale or on whether the price of an offsetting sale is more or less than the price of the initial purchase. The Fund could be exposed to risks if it could not close out futures positions because of an illiquid secondary market or the inability of counterparties to meet the terms of their contracts. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

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28

The following is a summary of open futures contracts on August 31, 2007:

	NUMBER OF			UNREALIZED
OPEN CONTRACTS	CONTRACTS	POSITION	EXPIRATION	APPRECIATION

S&P 500 Index	17	Long	Sep 2007	$11,791

Federal income taxes

The Fund qualifies as a “regulated investment company” by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income. Therefore, no federal income tax provision is required.

New accounting pronouncements

In June 2006, Financial Accounting Standards Board (FASB) Interpretation No. 48,  Accounting for Uncertainty in Income Taxes (the Interpretation), was issued and is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the effective date. This Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return, and requires certain expanded disclosures. Management has evaluated the application of this Interpretation to the Fund and does not believe there is a material impact resulting from the adoption of this Interpretation on the Fund’s financial statements.

In September 2006, FASB Standard No. 157,  Fair Value Measurements (FAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishing a framework for measuring fair value and expands disclosure about fair value measurements. Management is currently evaluating the application of FAS 157 to the Fund and its impact, if any, resulting from the adoption of FAS 157 on the Fund’s financial statements.

Distribution of income and gains

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. During the period ended February 28, 2007, the tax character of distributions paid was as follows: ordinary income $205,911 and long-term capital gains $40,377. Distributions paid by the Fund with respect to each class of shares  are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Capital accounts

The Fund reports the undistributed net investment income and accumulated undistributed net realized gain (loss) accounts on a basis approximating amounts available for future tax distributions (or to offset future taxable realized gains when a capital loss carryforward is available). Accordingly, the Fund may periodically make reclassifications among certain capital accounts without affecting its net asset value.

3. Investment advisory and
other agreements

Advisory fees

The Trust has entered into an Investment Advisory Agreement with the Adviser. The Adviser is responsible for managing the corporate and business affairs of the Trust and for selecting and compensating subadvisers to handle the investment of the assets of the Fund, subject to the supervision of the Trust’s Board of Trustees. Under the Advisory Agreement the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.80% of the first $500,000,000 of the Fund’s aggregate daily net assets, (b) 0.78% of the next $500,000,000 of the Fund’s aggregate daily net assets, (c) 0.77% of the next $1,500,000,000 of the Fund’s aggregate daily net assets and (d) 0.76% of the Fund’s aggregate daily net assets in excess of

Growth Fund

29

$2,500,000,000. Aggregate net assets include the net assets of the Fund and Growth Trust, a series of John Hancock Trust and the Growth Fund, a series of John Hancock Funds II. The Adviser has a subadvisory agreement with Grantham, Mayo, Van Otterloo & Co. LLC. The Fund is not responsible for payment of the subadvisory fees.

Expense reimbursements

The Adviser has agreed contractually to reimburse for certain fund level expenses that exceed 0.11% of the average annual net assets, or to make a payment to a specific class of shares of the Fund in an amount equal to the amount by which the expenses attributable to such class of shares (excluding taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business and fees under any agreement or plans of the Fund dealing with services for shareholders and others with beneficial interests in shares of the Fund) exceed the percentage of average annual net assets (on an annualized basis) attributable as follows: 1.40% for Class A, 2.10% for Class B, 2.10% for Class C, 1.00% for Class I and 1.50% for Class R1. Accordingly, the expense reductions related to this expense limitation amounted to $70,323, $11,279, $14,287, $10,781 and $9,776 for Class A, Class B, Class C, Class I and Class R1, respectively, for the period ended August 31, 2007. This expense reimbursement shall continue in effect until June 30, 2008 and thereafter until terminated by the Adviser on notice to the Trust.

Administration fees

The Fund has an agreement with the Adviser that requires the Fund to reimburse the Adviser for all expenses associated with providing the administrative, financial, accounting and recordkeeping services of the Fund, including the preparation of all tax returns, annual, semiannual and periodic reports to shareholders and the preparation of all regulatory reports. These expenses are allocated based on the relative net assets of each class. The compensation for the period amounted to $3,478 with an effective rate of 0.03% of the Fund’s average daily net asset value.

Distribution plan

The Trust has a Distribution Agreement with the Distributor. The Fund has adopted Distribution Plans with respect to Class A, Class B, Class C and Class R1, pursuant to Rule 12b-1 under the 1940 Act, to reimburse the Distributor for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to the Distributor at an annual rate not to exceed 0.30%, 1.00%, 1.00% and 0.50% of average daily net asset value of Class A, Class B, Class C and Class R1, respectively. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the Financial Industry Regulatory Authority (formerly the National Association of Securities Dealers). Under the Conduct Rules, curtailment of a portion of the Fund’s 12b-1 payments could occur under certain circumstances. In addition, under a Service Plan for Class R1 shares, the Fund pays up to 0.25% of Class R1 average daily net asset value for certain other services.

Sales charges

Class A shares are assessed up-front sales charges of up to 5.00% of net asset value of such shares. During the period ended August 31, 2007, the Fund was informed that the Distributor received net up-front sales charges of $56,656 with regard to sales of Class A shares. Of this amount, ($2,496) was retained and used for printing prospectuses, advertising, sales literature and other purposes, $59,012 was paid as sales commissions to unrelated broker-dealers and $140 was paid as sales commissions to sales personnel of Signator Investors, Inc. (Signator Investors), a related broker-dealer, an indirect subsidiary of MFC.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge (CDSC) at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs

Growth Fund

30

are paid to the Distributor and are used, in whole or in part, to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the period ended August 31, 2007, CDSCs received by the Distributor amounted to $1,457 for Class B shares and $474 for Class C shares.

Transfer agent fees

The Fund has a Transfer Agency Agreement with John Hancock Signature Services, Inc. (Signature Services), an indirect subsidiary of MFC. For Class A, Class B, Class C, Class I and Class R1 shares, the Fund pays a monthly transfer agent fee at an annual rate of 0.05% of each class’ average daily net assets, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses. Expenses not directly attributable to a particular class of shares are aggregated and allocated to each class on the basis of its relative net asset value.

Signature Services has agreed to limit the transfer agent fees so that such fees do not exceed 0.20% annually of Class A, Class B, Class C, Class I and Class R1 share average daily net assets. This agreement is effective until December 31, 2007. Signature Services reserves the right to terminate this limitation in the future. Accordingly, there were no transfer agent fee reductions for Class A, Class B, Class C, Class I and Class R1 shares, respectively, during the period ended August 31, 2007.

Expenses under the agreements described above for the period ended August 31, 2007, were as follows:

	Distribution and	Transfer	Blue sky	Printing and
Share class	service fees	agent fees	fees	postage fees

Class A	$34,193	$8,165	$9,376	$4,673
Class B	2,969	594	9,103	148
Class C	7,349	1,470	9,103	99
Class I	—	51	9,054	1,080
Class R1	428	29	9,101	360
Total	44,939	10,309	45,737	6,360

Trustees’ fees

The Trust compensates each Trustee who is not an employee of the Adviser or its affiliates. Total Trustees’ expenses are allocated to the Fund based on its average daily net asset value.

4. Guarantees and indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

5. Line of credit

The Fund has entered into an agreement which enables it to participate in a $100 million unsecured committed line of credit with State Street Corporation. Borrowings will be made solely to temporarily finance the repurchase of capital shares. Interest is charged to the Fund based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.50% . In addition, a commitment fee of 0.07% per annum, payable at the end of each calendar quarter, based on the average daily-unused portion of the line of credit, is charged to the Fund on a prorated basis based on average net assets. For the period ended August 31, 2007, there were no borrowings under the line of credit.

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31

6. Capital shares

Share activities for the Fund for the periods ended February 28, 2007 and August 31, 2007 were as follows:

	Period ended 2-28-07 [1]		Period ended 8-31-07 [2]
	Shares	Amount	Shares	Amount
Class A

Sold	941,625	$19,160,734	153,272	$3,450,371
Distributions reinvested	10,718	232,682	—	—
Repurchased	(3,531)	(77,567)	(16,582)	(370,818)
Net increase	948,812	$19,315,849	136,690	$3,079,553

Class B

Sold	19,722	$418,160	18,342	$402,833
Distributions reinvested	132	2,867	—	—
Repurchased	(217)	(4,845)	(2,651)	(58,728)
Net increase	19,637	$416,182	15,691	$344,105

Class C

Sold	42,249	$911,629	49,138	$1,099,277
Distributions reinvested	277	6,002	—	—
Repurchased	(13)	(287)	(894)	(19,383)
Net increase	42,513	$917,344	48,244	$1,079,894

Class I

Sold	368,724	$7,471,000	7,959	$180,653
Distributions reinvested	18	389	—	—
Repurchased	(362,143)	(8,013,922)	(2,288)	(50,776)
Net increase (decrease)	6,599	($542,533)	5,671	$129,877

Class R1

Sold	5,000	$100,000	—	—
Distributions reinvested	59	1,272	—	—
Net increase	5,059	$101,272	—	—

Net increase	1,022,620	$20,208,114	206,296	$4,633,429

1Period from 6-12-06 (commencement of operations) to 2-28-07.
2Semiannual period from 3-1-07 to 8-31-07. Unaudited.

7. Investment transactions

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the period ended August 31, 2007, aggregated $14,965,998 and $10,930,504, respectively.

The cost of investments owned on August 31, 2007, including short-term investments, for federal income tax purposes, was $26,051,455. Gross unrealized appreciation and depreciation of investments aggregated $2,218,267 and $776,962, respectively, resulting in net unrealized appreciation of $1,441,305. The difference between book basis and tax basis net unrealized appreciation of investments is attributable primarily to the tax deferral of losses on certain sales of securities.

8. Federal income tax information

Federal income tax regulations may differ from generally accepted accounting principles and income and capital gain distributions determined in accordance with tax regulations may differ from net investment income and realized gains recognized for financial reporting purposes.

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32

Evaluation of Advisory and Subadvisory
Agreements by the Board of Trustees

This section describes the evaluation
by the Board of Trustees of the
Advisory Agreement and each of the
Subadvisory Agreements.

Evaluation by the Board of Trustees

The Board, including all of the Trustees who are not “interested persons” as defined in the Investment Company Act of 1940, as amended (the Independent Trustees), is responsible for selecting the Trust’s investment adviser, John Hancock Investment Management Services, LLC (the Adviser or JHIMS), approving the Adviser’s selection of subadvisers for each series of the Trust (the Funds) and approving the Trust’s advisory and sub-advisory agreements (and any sub-subadvisory agreements), their periodic continuation and any amendments. Consistent with SEC rules, the Board regularly evaluates the Trust’s advisory and subadvisory (and sub-subadvisory) arrangements, including consideration of the factors listed below. The Board may also consider other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry) and does not treat any single factor as determinative, and each Trustee may attribute different weights to different factors. The Board is furnished with an analysis of its fiduciary obligations in connection with its evaluation and, throughout the evaluation process, the Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel. The factors regularly considered by the Board are:

1. the nature, extent and quality of the services to be provided by the Adviser to the Trust and by the subadvisers to the Funds;

2. the investment performance of the Funds and their subadvisers;

3. the extent to which economies of scale would be realized as a Fund grows and whether fee levels reflect these economies of scale for the benefit of Trust shareholders;

4. the costs of the services to be provided and the profits to be realized by the Adviser and its affiliates (including any subadvisers that are affiliated with the Adviser) from the Adviser’s relationship with the Trust; and

5. comparative services rendered and comparative advisory and subadvisory fee rates.

The Board believes that information relating to all these factors is relevant to its evaluation of the Trust’s advisory agreement. With respect to its evaluation of subadvisory agreements (including sub-subadvisory agreements) the Board believes that, in view of the Trust’s “manager of managers” advisory structure, the costs of services to be provided and the profits to be realized by those subadvisers that are not affiliated with the Adviser from their relationship with the Trust generally are not a material factor to the Board’s consideration of subadvisory agreements because such fees are paid to subadvisers by the Adviser and not by the Funds, and because the Board relies on the ability of the Adviser to negotiate such subadvisory fees at arm’s-length.

In evaluating subadvisory arrangements, the Board also considers other material business relationships that unaffiliated subadvisers and their affiliates have with the Adviser or its affiliates, including the involvement by certain affiliates of certain subadvisers in the distribution of financial products, including shares of the Trust, offered by the Adviser and other affiliates of the Adviser (Material Relationships).

Approval of Advisory Agreement

At its meeting on June 5, 2007, the Board, including all the Independent Trustees, approved the Advisory Agreement between the Trust and JHIMS with respect to each of the Funds.

In approving the Advisory Agreement, and with reference to the factors which it regularly considers, the Board:

(1) (a) considered the high value to the Trust of continuing the relationship with JHIMS as the Trust’s Adviser to the other John Hancock Funds, the skills and competency with which JHIMS

33

has in the past managed the affairs and subadvisory relationships of other funds in the complex, JHIMS’s oversight and monitoring of subadvisers’ investment performance and compliance programs including its timelines in responding to performance issues and the qualifications of JHIMS’s personnel,

(b) considered JHIMS’s compliance policies and procedures and its responsiveness to regulatory changes and mutual fund industry developments, and

(c) JHIMS’s administrative capabilities, including its ability to supervise the other service providers for the Funds and concluded that JHIMS may reasonably be expected to ably perform its services under the Advisory Agreement.

(2) reviewed the investment performance of portfolios that are managed comparable to the Funds; the comparative performance of their respective benchmarks; and JHIMS’ analysis of such performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally and with respect to the Funds; and concluded that each of the comparably managed funds has performed well or within a range that the Board deemed competitive, and that JHIMS may reasonably be expected to ably monitor the performance of the Funds and their subadvisers;

(3) reviewed the Trust’s advisory fee structure and the incorporation therein of any subadvisory fee breakpoints in the advisory fees charged and concluded (i) that to the extent that Funds have subadvisory fees with breakpoints, those breakpoints are reflected as breakpoints in the advisory fees for Funds, (ii) that all Funds with a subadviser that is not affiliated with the Adviser have subadvisory fees which are the product of arm’s-length negotiations between the Adviser and the subadviser and which in many, but not all, cases contain breakpoints, and (iii) that, although economies of scale cannot be measured with precision, these arrangements permit shareholders of Funds with advisory fee breakpoints to benefit from economies of scale if those Funds grow;

(4) (a) reviewed the financial statements of JHIMS and John Hancock Life Insurance Company (U.S.A.) (JHLICO (U.S.A.));

(b) reviewed the anticipated profitability of the JHIMS’s relationship with the Funds in terms of the fees it expects to receive with respect to the Funds and whether JHIMS has the financial ability to provide a high level of services to the Funds,

(c) considered that JHIMS derives reputational and other indirect benefits from providing advisory services to the Funds, and

(d) noted that JHIMS will pay the subadvisory fees out of the advisory fees JHIMS receives from the Funds and concluded that the advisory fees paid by the Trust with respect to the Funds are not unreasonable in light of such information; and

(5) reviewed comparative information with respect to the advisory fee rates and concluded that the anticipated advisory fees for the Funds are within the range of those incurred by other comparable funds and that the advisory structure for the Funds is thus competitive within the industry.

Additional information that the Board considered for a particular Fund is set forth in Appendix A.

Approval of Subadvisory Agreements

At its meeting on June 5, 2007, the Board, including all the Independent Trustees, approved the Subadvisory Agreements.

In making its determination with reference to these respective factors, the Board reviewed:

34

(i) information relating to each subadviser’s business which included information such as: business performance, assets under management, financial stability and personnel;

(ii) the investment performance of the subadviser’s portfolio managed comparably to the Fund to be managed by the subadviser and comparative performance information relating to the benchmark;

(iii) the proposed subadvisory fee for each Fund to be managed by the subadviser and comparative fee information; and

(iv) information relating to the nature and scope of Material Relationships and their significance to the Adviser and the subadvisers.

The Board’s decision to approve each Subadvisory Agreement was based on a number of determinations, including the following:

(1) The subadviser has extensive experience and demonstrated skills as a manager and may be expected to provide a high quality of investment personnel to each Fund;

(2) Although not without variation, the current and historical performance of the portfolios of the Subadviser managed comparably to the Fund to be managed by the Subadviser has been within a competitive range of the current and historical performance of these portfolios’ respective benchmark (see Appendix A for further information on performance);

(3) The subadvisory fees are within industry norms and are the product of arm’s-length negotiation between the Adviser and the subadviser; and

(4) The Material Relationships consist of arrangements in which unaffiliated subadvisers or their affiliates provide advisory, distribution or management services in connection with financial products sponsored by the Trust’s adviser or its affiliates, which may include other registered investment companies, a 529 education savings plan, managed separate accounts  and exempt group annuity contracts sold to qualified plans, and which in no case contained elements which would cause the Board to conclude that approval of the subadvisory agreement with the subadviser would be inappropriate. See (5) below for information relating to the business arrangement between the Trust’s Adviser and GMO.

(5) As a part of the overall business arrangement between the Adviser and GMO under which the Adviser has obtained exclusive rights to certain GMO investment management services for up to five years, the Adviser has agreed that under certain circumstances it (and not the Trust or the particular Fund) will pay GMO a specified amount (ranging from $1 to $12 million) if the subadvisory agreement with respect to any of the following Funds to be subadvised by GMO is terminated within a five-year period from the date of its effectiveness: U.S. Core Fund, Active Value Fund, Intrinsic Value Fund, Growth Fund, International Core Fund, International Growth Fund, Global Fund, Value Opportunities Fund, Growth Opportunities Fund and U.S. Quality Equity Fund.

The Adviser has also agreed that, subject to its fiduciary duties as an investment adviser to each of these Funds and its shareholders, it will not recommend to the Board of Trustees to terminate the subadvisory agreement with respect to any of the Funds or to reduce any of the fees payable thereunder to GMO for a five-year period from the date of effectiveness of the agreement. Substantially similar agreements (with varying amounts to be paid upon termination) also apply with respect to certain other John Hancock funds that are or will be advised by the Adviser and subadvised by GMO. The Trust is not a party to any of these arrangements, and they are not binding upon the Trust, the Trust’s Funds subadvised by GMO or the Board of Trustees. However, these arrangements present certain conflicts of interest because the Adviser has a financial incentive to support the continuation of GMO subadvisory agreements for as long as the termination provisions described above remain in effect. In approving the Advisory Agreement

35

and the subadvisory agreement with respect to each of the Funds subadvised by GMO, the Board of Trustees, including the Independent Trustees, was aware of and considered these potential conflicts of interest, including any financial obligations of the Adviser to GMO.

The Board concluded that, notwithstanding the potential conflicts of interest, approval of the Advisory Agreement and the subadvisory agreements with GMO is in the best interests of shareholders and contract owners in view of (i) the Adviser’s fiduciary duty and the Board’s fiduciary duty and ability to monitor potential conflicts, (ii) the benefits to shareholders and contract owners generally expected from the exclusive rights to certain GMO investment management services obtained by the Adviser for the benefit of certain Funds of the Trust and other John Hancock funds and (iii) the benefits to such Funds of the Trust expected from the subadvisory services of GMO.

Additional information that the Board considered for a particular fund is set forth in Appendix A.

Appendix A

Estimated Fees
Fund	Performance	and Expenses	Comments

Growth	See Comments.	Subadvisory fees	The Board noted
		for this Fund were	that the Fund
		higher than the peer	commenced opera-
		group median.	tions in June 2006
and has a limited
		Advisory fees for	performance history.
this Fund were
higher than the peer
group median.

Total expenses for
this Fund were
lower than the peer
group median.

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“Best Innovation: Redesigned Web Site” by the Mutual Fund Education Alliance.

“Outstanding Web Site” by the Web Marketing Association.

“Creative excellence on the Web, Silver Award winner” by W3.

Discover convenience and comprehensive resources at one
easy-to-access location. Your financial professional can steer you to the tools that will help you the most and enable you to transform your knowledge into action.

See how far www.jhfunds.com can take you!

At the heart of John Hancock Funds is

AWARD-WINNING SERVICE

How our exceptional customer service can benefit you:

We’re committed to providing you with answers, solving problems and saving you time.

We’re ready to go one step further by offering a range of resources so you can build your knowledge and expand your skills.

We’re determined to regularly exceed your expectations.

Experience award-winning, world-class service.

Consider the recognition that we received in 2006.

■ John Hancock Signature Services, Inc. (JHSS) is the transfer and shareholder services agent for John Hancock Funds. JHSS was awarded “Best-In-Class” honors and “5-Star” performer status for telephone customer service for all of 2006 from the National Quality Review.

■ Winner of Source Media’s Fund Operations Awards in the category of Efficiencies/Streamlining.

■ One of four finalists for Best Customer Service Organization, Financial Services at The American Business Awards, “The Stevies.” ™

Let us demonstrate the
difference that world-class
service can make.

Call our customer service representatives at 1-800-225-5291 Monday to Friday 8:00 a.m. – 7:00 p.m., ET

It will be our pleasure and privilege to help you.

For more information

The Fund’s proxy voting policies, procedures and records are available without charge, upon request:

By phone	On the Fund’s Web site	On the SEC’s Web site
1-800-225-5291	www.jhfunds.com/proxy	www.sec.gov

Trustees	Charles A. Rizzo	Principal distributor
Ronald R. Dion, Chairman	Chief Financial Officer	John Hancock Funds, LLC
James R. Boyle†	Gordon M. Shone	601 Congress Street
James F. Carlin	Treasurer	Boston, MA 02210-2805
William H. Cunningham
Charles L. Ladner *	John G. Vrysen	Custodian
Dr. John A. Moore *	Chief Operating Officer	State Street Bank & Trust Co.
Patti McGill Peterson *		2 Avenue de Lafayette
Steven R. Pruchansky	Investment adviser	Boston, MA 02111
John Hancock Investment
*Members of the Audit Committee	Management Services, LLC	Transfer agent
†Non-Independent Trustee	601 Congress Street	John Hancock Signature
Officers	Boston, MA 02210-2805	Services, Inc.
One John Hancock Way,
Keith F. Hartstein	Subadviser	Suite 1000
President and	Grantham, Mayo,	Boston, MA 02217-1000
Chief Executive Officer	Van Otterloo & Co. LLC
Thomas M. Kinzler	40 Rowes Wharf	Legal counsel
Secretary and Chief Legal Officer	Boston, MA 02110	Kirkpatrick & Lockhart
Francis V. Knox, Jr.		Preston Gates Ellis LLP
Chief Compliance Officer		One Lincoln Street
Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com

Mail	Regular mail:	Express mail:
	John Hancock	John Hancock
	Signature Services, Inc.	Signature Services, Inc.
	One John Hancock Way, Suite 1000	Mutual Fund Image Operations
	Boston, MA 02217-1000	380 Stuart Street
Boston, MA 02116

Phone	Customer service representatives	1-800-225-5291
	EASI-Line	1-800-338-8080
	TDD line	1-800-554-6713

A listing of month-end portfolio holdings is available on our Web site, www.jhfunds.com. A more detailed portfolio holdings summary is available on a quarterly basis 60 days after the fiscal quarter on our Web site or upon request by calling 1-800-225-5291, or on the SEC’s Web site, www.sec.gov.

40

J O H N   H A N C O C K   O F  F U N D S

EQUITY	INTERNATIONAL/GLOBAL
Balanced Fund	Global Opportunities Fund
Classic Value Fund	Global Shareholder Yield Fund
Classic Value Fund II	Greater China Opportunities Fund
Classic Value Mega Cap Fund	International Allocation Portfolio
Core Equity Fund	International Classic Value Fund
Growth Fund	International Core Fund
Growth Opportunities Fund	International Growth Fund
Growth Trends Fund
Intrinsic Value Fund	INCOME
Large Cap Equity Fund	Bond Fund
Large Cap Select Fund	Government Income Fund
Mid Cap Equity Fund	High Yield Fund
Multi Cap Growth Fund	Investment Grade Bond Fund
Small Cap Equity Fund	Strategic Income Fund
Small Cap Fund
Small Cap Intrinsic Value Fund	TAX-FREE INCOME
Sovereign Investors Fund	California Tax-Free Income Fund
U.S. Core Fund	High Yield Municipal Bond Fund
U.S. Global Leaders Growth Fund	Massachusetts Tax-Free Income Fund
Value Opportunities Fund	New York Tax-Free Income Fund
Tax-Free Bond Fund
ASSET ALLOCATION
Lifecycle 2010 Portfolio	MONEY MARKET
Lifecycle 2015 Portfolio	Money Market Fund
Lifecycle 2020 Portfolio
Lifecycle 2025 Portfolio	CLOSED - END
Lifecycle 2030 Portfolio	Bank and Thrift Opportunity Fund
Lifecycle 2035 Portfolio	Financial Trends Fund, Inc.
Lifecycle 2040 Portfolio	Income Securities Trust
Lifecycle 2045 Portfolio	Investors Trust
Lifecycle Retirement Portfolio	Patriot Premium Dividend Fund II
Lifestyle Aggressive Portfolio	Preferred Income Fund
Lifestyle Balanced Portfolio	Preferred Income II Fund
Lifestyle Conservative Portfolio	Preferred Income III Fund
Lifestyle Growth Portfolio	Tax-Advantaged Dividend Income Fund
Lifestyle Moderate Portfolio	Tax-Advantaged Global Shareholder Yield Fund

SECTOR
Financial Industries Fund
Health Sciences Fund
Real Estate Fund
Regional Bank Fund
Technology Fund
Technology Leaders Fund

The Fund’s investment objectives, risks, charges and expenses are included in the prospectus and should be considered carefully before investing. For a prospectus, contact your financial professional, call John Hancock Funds at 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com. Please read the prospectus carefully before investing or sending money.

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds. com

Now available: electronic delivery
www.jhfunds. com/edelivery

This report is for the information of the shareholders of John Hancock Growth Fund.
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

860SA 8/07
10/07

John Hancock

MUTUAL FUNDS

John Hancock

International Growth Fund

Semiannual Report

8.31.07

Your fund at a glance

Managers’ report
page 2

A look at performance
page 6

Your expenses
page 8

Fund’s investments
page 1 0

Financial statements
page 1 8

Notes to financial
statements
page 2 8

For more information
page 4 4

CEO corner

To Our Shareholders,

Volatility returned to the U.S. stock market in the six-month period ended August 31, 2007; however, stocks still posted a strong gain of 5.70%, as measured by the Standard & Poor’s 500 Index. The market experienced a particularly sharp downturn in August, as the subprime mortgage market’s woes increased. Rising defaults and an ensuing credit crunch caused heightened fears about their potential impact on U.S. economic growth. Foreign markets felt some ripple effects from the subprime issue, but they continued nonetheless to benefit from solid economic growth and outperformed the U.S. market in this period.

During this period of volatility, the U.S. stock market also passed a significant milestone — the broad Standard & Poor’s 500 Index climbed beyond the record it had set seven years ago. From its peak in March 2000, the stock market spiraled downward three consecutive years, bottoming in 2002. The upturn began in 2003, and the market has advanced each year since, finally setting a new high for the first time on May 30, 2007. During that period, the S&P 500 Index experienced five significant short-term sell-offs of 6% or more, with the August subprime-induced meltdown being the most recent.

This nearly complete market cycle highlights the importance of two investment principles you have heard us speak of often: diversification and patience. By allocating your investments among different asset classes, investment styles and portfolio managers, you are likely to be well represented through all phases of a complete market cycle, with the winners helping to cushion the fall of the losers.

The challenge for investors with a diversified portfolio is to properly evaluate your investments to tell the difference between an underperforming manager and an out-of-favor style, while also understanding the role each investment plays in your portfolio. That’s where your financial professional can provide true value. He or she can help you make those assessments and also counsel patience, because a properly diversified portfolio by its very nature will typically have something lagging or out of favor — a concept that can be difficult to live with, but necessary to embrace. If everything in your portfolio is “working,” then you are not truly diversified, but rather are leveraged to the current market and the flavor of the day. If so, you are bound to be out of step in the near future.

The recent volatility in the securities markets has prompted many investors to question how long this type of market cycle will last. History tells us it will indeed end and that when it does, today’s leaders may well turn into laggards and vice versa. The subprime mortgage market woes are just the latest example of why investors should be both patient and well-diversified. For with patience and a diversified portfolio, it could be easier to weather the market’s twists and turns and reach your long-term goals.

Sincerely,

Keith F. Hartstein,
President and Chief Executive Officer

This commentary reflects the CEO’s views as of August 31, 2007. They are subject to change at any time.

Your fund at a glance

The Fund seeks high total return by, under normal circumstances, investing at least 80% of its assets in a diversified portfolio of equity investments from a number of developed markets outside the U.S.

Over the last six months

► Global stock returns were dampened by concerns about the U.S. subprime mortgage market, which triggered a sharp market slide from mid-July to mid-August.

► The Fund finished slightly behind its benchmark while posting a respectable single-digit gain.

►  Momentum trumped valuation as a selection tool, as investors were largely attracted to stocks exhibiting strong price momentum without regard to the quality of earnings or related qualitative measures.

Top 10 holdings

Total SA	2.7%	Nippon Steel Corp.	1.5%

Vodafone Group PLC	2.1%	Research in Motion, Ltd.	1.4%

Telefonica SA	2.0%	Siemens AG	1.3%

Eni SpA	1.9%
		Muenchener Rueckversicherungs–
Sanofi-Aventis SA	1.8%	Gesellschaft AG	1.3%

		Royal Dutch Shell PLC	1.3%

As a percentage of net assets on August 31, 2007.

1

Managers’ report

John Hancock

International Growth Fund

Foreign stock markets turned in solid gains during the six months ended August 31, 2007, aided by positive fundamentals and continued weakness in the U.S. dollar. On a country basis, the strongest absolute returns for the Fund’s benchmark index came from Finland, Iceland and Denmark, while Japan’s single-digit loss was a significant drag on the final tally, particularly given that country’s average benchmark weighting of more than 21%. After encouraging signs during the past few years, deflation re-emerged as a concern for the Japanese economy, with consumer prices falling for five consecutive months recently.

The period was marked by increasing share price volatility. As March began, global stock markets were still reeling from waterfall declines at the end of February that were triggered by a sharp drop in Chinese stocks. Subsequently, share prices in most markets rallied nicely but encountered more trouble near period-end in the form of intensifying concerns about the U.S. subprime mortgage market. Despite the July-August swoon, however, stock prices rallied in the second half of August to post respectable gains for the period overall.

Although most problem subprime loans were originated by U.S. companies, many foreign banks, insurance companies and other financial institutions could be vulnerable because U.S. mortgages are routinely securitized and sold around the world. The Fund owned two bank stocks, Macquarie Bank, Ltd. and BNP Paribas SA, that run hedge funds that

SCORECARD

INVESTMENT		PERIOD’S PERFORMANCE . . . AND WHAT’S BEHIND THE NUMBERS

Research in Motion	▲	Reports of stronger-than-expected profits boosted the share price of the Canadian maker of the BlackBerry

Salzgitter	▲	Strong profits report and continued demand for its products helped shares of this German steelmaker

Honda Motor	▼	Shares of the Japanese auto maker were hurt by a surging yen relative to the U.S. dollar, falling U.S. sales and Japanese production cuts

2

From the Grantham, Mayo, Van Otterloo & Co. LLC (GMO) Portfolio Management Team

suffered some damage as a result of the deteriorating subprime market. Neither stock was among the Fund’s largest detractors for the period and, in both cases, the hedge funds involved represented a small part of the bank’s business.

“Foreign stock markets turned in
solid gains during the six months
ended August 31, 2007, aided
by positive fundamentals and
continued weakness in the
U.S. dollar.”

Looking at performance

For the six months ended August 31, 2007, John Hancock International Growth Fund’s Class A, Class B, Class C, Class I, Class R1, Class 1 and Class NAV shares returned 6.47%, 6.06%, 6.07%, 6.72%, 6.28%, 6.72% and 6.73% at net asset value. By comparison, the S&P/Citigroup Primary Market Index (PMI) Europe, Pacific, Asia Composite (EPAC) Growth Style Index returned 7.03%, while the average foreign large blend fund monitored by Morningstar, Inc. gained 7.18% 1. Keep in mind that your returns will differ from those listed above if you were not invested in the Fund for the entire period for your respective share class or did not reinvest all distributions.

Looking at the two primary criteria we use to evaluate the markets, momentum was more fruitful than valuation during the period. Although investors’ appetite for risk diminished near the end of the period, as subprime mortgage concerns intensified, for most of the period investors preferred stocks of lower quality and strong momentum, paying less attention to valuations and earnings quality. Additionally, investors were most attracted by pure price momentum; positive earnings revisions, an important component of our momentum criteria, were less effective as a selection tool.

Positioning in Canada and Japan helps

On a country basis, the Fund was aided most by its positioning in Canada, where a combination of effective stock picking and a strengthening Canadian dollar boosted our returns. The Fund’s standout Canada-based holding was

International Growth Fund

3

Research in Motion, Ltd., which recently launched a new version of its popular BlackBerry handheld messaging device, the Pearl, and delivered robust second-quarter earnings that caused its stock to soar.

Stock selection also was beneficial in Japan, where underweighting the financial sector proved rewarding. In our opinion, Japanese banks and other financial stocks were unattractive from both valuation and momentum perspectives, hampered by mediocre profitability and high debt compared with rivals in other countries. Not owning Mitsubishi UFJ Financial Group, Inc. and underweighting Sumitomo Mitsui Financial Group, two of Japan’s largest banks and important benchmark components as well, were especially helpful decisions given those stocks’ double-digit losses. Further aiding the Fund’s results was an overweighted position in Japan-based video game maker Nintendo Company, Ltd., which continued to enjoy robust sales of its Wii hardware platform following the product’s successful launch in November 2006. The Fund’s positioning in Japan also included a number of companies whose primary business is trading commodities such as copper and other industrial metals. Strong metals prices supported by globally robust spending on power plants, energy exploration and other infrastructure spending aided these stocks as a group, although no individual position among them stood out.

Rounding out the top five contributors was German steel producer Salzgitter AG, which posted a solid gain in response to positive earnings revisions and a strong environment for steel companies overall.

SECTOR DISTRIBUTION[2]

Financial	20%
Consumer non-cyclical	17%
Industrial	13%
Consumer cyclical	11%
Energy	11%
Basic materials	10%
Communications	9%
Technology	4%
Utilities	4%
Diversified	0.1%

Light exposure to Australia; U.K. picks dampen results

Underweighting Australia-based BHP Billiton, Ltd., the world’s largest mining company and an important benchmark component, was detrimental to performance. Despite what we thought was an expensive valuation, the stock gained significant ground during the period, reflecting in part the strong results of materials stocks overall. Finnish cellular handset maker Nokia AB further undermined our results. As the stock gained momentum, we increased the Fund’s stake in it, but our sizable underweighting early in the period was counterproductive.

Two German stocks, conglomerate Siemens AG and electric and gas utility E.ON AG, also detracted. In the case of Siemens,

4

International Growth Fund

our momentum analysis flagged the stock too late for us to benefit fully from its rally, which reversed sooner than we expected. On the other hand,  despite our view that the valuation of E.ON was stretched, prompting us to sell it earlier in the period, the stock continued higher. We bought it back later in the period, but missed the earlier move up.

“Looking at the two primary criteria
we use to evaluate the markets,
momentum was more fruitful than
valuation during the period.”

Overweighting Japanese automaker Honda Motor Co. Ltd. also hurt. The stock lost ground in August, as a rally in the Japanese yen dimmed prospects for exporters in that country. Additionally, while no individual U.K. position made our list of the five largest detractors, the United Kingdom was the country that detracted most from the Fund’s performance.

Outlook

From a top-down perspective, we are somewhat concerned about the U.S. economy and the effects that a slowdown or credit crunch there might have on foreign stock markets. That said, we’ve found that over the long term, we benefit from a disciplined adherence to our valuation and momentum criteria. Currently, our valuation yardsticks, which include various measures of quality as well as pure valuation parameters, are primarily steering us toward large-cap companies offering stable earnings growth, exemplified by pharmaceutical stocks, among others. Meanwhile, our momentum gauges continue to dictate a healthy exposure to commodity-driven stocks, as the recent trends there still appear favorable, despite more problematic readings in the final two months of the period.

This commentary reflects the views of the portfolio management team through the end of the Fund’s period discussed in this report. The team’s statements reflect their own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

International investing involves special risks such as political, economic and currency risks and differences in accounting standards and financial reporting.

1 Figures from Morningstar, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

2 As a percentage of net assets on August 31, 2007.

International Growth Fund

5

A look at performance

For the periods ended August 31, 2007

		Average annual returns				Cumulative total returns
		with maximum sales charge (POP)				with maximum sales charge (POP)

	Inception				Since					Since
Class	date	1-year	5-year	10-year	inception	6-month	1-year	5-year	10-year	inception

A	6-12-06	11.90%	—	—	18.84%	1.15%	11.90%	—	—	23.60%

B	6-12-06	11.97	—	—	19.95	1.06	11.97	—	—	25.01

C	6-12-06	15.92	—	—	23.03	5.07	15.92	—	—	28.96

I1	6-12-06	18.35	—	—	24.48	6.72	18.35	—	—	30.84

R1 [1]	6-12-06	17.37	—	—	23.51	6.28	17.37	—	—	29.58

1[1]	6-12-06	18.32	—	—	24.50	6.72	18.32	—	—	30.87

NAV[1]	12-27-06	—	—	—	—	6.73	—	—	—	7.59

Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect maximum sales charge on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class I, Class R1, Class 1 and Class NAV shares.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available Prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The waivers and expense limitations are contractual at least until 6-30-08. The net expenses are as follows: Class A — 1.66%, Class B — 2.39%, Class C — 2.39%, Class I — 1.19%, Class R1 — 1.94%, Class 1 — 1.15%, Class NAV — 1.10% . Had the fee waivers and expense limitations not been in place, the gross expenses would be as follows: Class A — 2.28%, Class B — 10.94%, Class C — 6.71%, Class I — 17.20%, Class R1 — 20.78%, Class 1 — 2.00%, Class NAV — 2.75% .

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month-end, please call 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund’s performance results reflect any applicable expense reductions, without which the expenses increase and results would have been less favorable.

Performance is calculated with an opening price (prior day’s close) on the inception date.

1 For certain types of investors as described in the Fund’s Class I, Class R1, Class 1 and Class NAV share prospectuses.

International Growth Fund

6

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in International
Growth Fund Class A shares for the period indicated. For comparison, we’ve shown the same investment in two separate indexes.

		Without sales	With maximum
Class	Period beginning	charge	sales charge	Index 1	Index 2

B	6-12-06	$12,901	$12,501	$12,686	$12,859

C2	6-12-06	12,896	12,896	12,686	12,859

I3	6-12-06	13,084	13,084	12,686	12,859

R1 [3]	6-12-06	12,958	12,958	12,686	12,859

1[3]	6-12-06	13,087	13,087	12,686	12,859

NAV[3]	12-27-06	10,759	10,759	10,838	10,767

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B, Class C, Class I, Class R1, Class 1 and Class NAV shares, respectively, as of August 31, 2007. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

S&P/Citigroup Primary Market Index (PMI) Europe, Pacific, Asia Composite (EPAC) Growth Style Index — Index 1 — is an independently maintained and published index composed of stocks in the EPAC regions of the PMI that have a growth style. The PMI is the large-capitalization stock component of the S&P/Citigroup Broad Market Index (BMI) (which includes listed shares of companies from developed and emerging market countries with a total available market capitalization of at least the local equivalent of USD100 million), representing the top 80% of available capital of the BMI in each country.

MSCI EAFE (Europe, Australasia, Far East) Net Total Return Index— Index 2 — is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada. As of June 2006, the MSCI EAFE Index consisted of the following 21 developed market country indexes: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and United Kingdom. Returns are calculated and presented net of withholding tax.

It is not possible to invest directly in an index. Index figures do not reflect sales charges, which would have resulted in lower values if they did.

1 NAV represents net asset value and POP represents public offering price.

 2 No contingent deferred sales charge applicable.

3 For certain types of investors as described in the Fund’s Class I, Class R1, Class 1 and Class NAV share prospectuses.

International Growth Fund

7

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

▪ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
▪ Ongoing operating expenses including management fees, distribution and service fees (if applicable) and other fund expenses.
We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on March 1, 2007, with the same investment held until August 31, 2007.

	Account value	Ending value	Expenses paid during period
	on 3-1-07	on 8-31-07	ended 8-31-07[1]

Class A	$1,000.00	$1,064.70	$8.26

Class B	1,000.00	1,060.60	12.47

Class C	1,000.00	1,060.70	12.47

Class I	1,000.00	1,067.20	6.20

Class R1	1,000.00	1,062.80	10.21

Class 1	1,000.00	1,067.20	5.99

Class NAV	1,000.00	1,067.30	5.69

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at August 31, 2007 by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

International Growth Fund

8

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on March 1, 2007, with the same investment held until August 31, 2007. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during period
	on 3-1-07	on 8-31-07	ended 8-31-07 [1]

Class A	$1,000.00	$1,017.14	$8.07

Class B	1,000.00	1,013.04	12.18

Class C	1,000.00	1,013.04	12.18

Class I	1,000.00	1,019.14	6.06

Class R1	1,000.00	1,015.24	9.98

Class 1	1,000.00	1,019.34	5.86

Class NAV	1,000.00	1,019.64	5.55

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.60%, 2.41%, 2.41%, 1.20%, 1.96%, 1.15% and 1.10% for Class A, Class B, Class C, Class I, Class R1, Class 1 and Class NAV respectively, multiplied by the average account value over the period, multiplied by the number of days in the inception period /365 or 366 (to reflect the one-half year period).

International Growth Fund

9

Fund’s investments

F I N A N C I A L  S T A T E M E N T S

Securities owned by the Fund on 8-31-07 (unaudited)

This schedule is divided into four main categories: common stocks, preferred stocks, rights and repurchase agreements. Common stocks, preferred stocks and rights are further broken down by country. Repurchase agreements, which represent the Fund’s cash position, are listed last.

Issuer	Shares	Value

Common stocks 95.25%		$33,973,998
(Cost $31,739,824)

Australia 5.54%		1,975,279

Australia and New Zealand Banking Group, Ltd.	4,305	101,943

Australian Stock Exchange, Ltd.	1,676	63,246

BHP Billiton, Ltd.	2,238	70,019

Bluescope Steel, Ltd.	8,905	77,248

Coles Myer, Ltd.	5,395	62,354

CSL, Ltd.	2,495	199,512

CSR, Ltd.	17,494	47,899

Foster’s Group, Ltd.	16,592	85,430

Lend Lease Corp.	3,799	59,526

Lihir Gold, Ltd. *	8,098	20,450

Macquarie Bank, Ltd.	2,600	154,756

NRMA Insurance Group, Ltd.	17,611	72,315

Oxiana, Ltd.	15,700	42,074

QBE Insurance Group, Ltd.	6,892	195,717

Suncorp-Metway, Ltd.	2,771	45,439

Telstra Corp., Ltd.	1,528	5,463

Toll Holdings, Ltd.	6,198	68,632

Westfield Group	3,211	54,789

Westpac Banking Corp., Ltd.	6,151	136,542

Woodside Petroleum, Ltd.	4,634	170,565

Woolworths, Ltd.	3,995	97,458

WorleyParsons, Ltd.	916	28,750

Zinifex, Ltd.	8,417	115,152

Austria 0.86%		308,461

Erste Bank der Oesterreichischen Sparkassen AG	536	38,970

Immofinanz Immobilien Anlage AG *	4,969	61,674

OMV AG	1,138	70,607

Raiffeisen International Bank Holding AG	305	44,162

Voestalpine AG	1,136	93,048

Belgium 1.74%		620,871

Belgacom SA	1,667	73,233

Colruyt SA	209	44,705

See notes to financial statements

International Growth Fund

10

F I N A N C I A L  S T A T E M E N T S

Issuer	Shares	Value

Belgium (continued)

Fortis Group SA	4,140	$152,037

Interbrew	863	70,955

KBC Bancassurance Holding NV	447	56,169

Solvay SA	397	59,008

UCB SA	2,017	113,783

Union Miniere SA	222	50,981

Bermuda 0.81%		290,251

Esprit Holdings, Ltd.	8,500	123,482

Frontline, Ltd.	1,500	70,175

Li & Fung, Ltd.	26,000	96,594

Canada 3.81%		1,359,234

Bank Nova Scotia Halifax	1,300	64,305

Canadian Imperial Bank of Commerce	1,300	117,801

EnCana Corp.	4,200	246,130

Potash Corp. of Saskatchewan, Inc.	2,900	256,966

Research In Motion, Ltd. *	5,700	486,883

Royal Bank of Canada	1,200	61,744

Suncor Energy, Inc.	1,400	125,405

Cayman Islands 0.08%		28,750

Foxconn International Holdings, Ltd. *	11,000	28,750

Denmark 2.33%		831,689

A P Moller – Maersk AS, Series A	6	77,624

A P Moller – Maersk AS	14	183,450

Carlsberg AS, B Shares	375	50,604

Danske Bank AS	1,200	49,330

H. Lundbeck AS	2,600	61,247

Novo Nordisk AS	2,050	228,796

Sydbank AS	1,344	61,518

Topdanmark AS *	150	24,174

Vestas Wind Systems AS *	1,400	94,946

Finland 1.53%		543,982

Elisa Oyj, A Shares	2,865	80,016

Kone Corp. Oyj	434	28,495

Metso Oyj	400	25,733

Nokia AB Oyj	6,533	215,497

Nokian Renkaat Oyj	2,157	76,207

Rautaruukki Oyj	1,693	92,691

YIT Oyj	836	25,343

France 8.01%		2,857,092

BNP Paribas SA	2,163	227,351

Bouygues SA	1,171	91,969

Carrefour SA	1,187	82,849

Casino Guich-Perrachon SA	262	26,717

See notes to financial statements

International Growth Fund

11

F I N A N C I A L  S T A T E M E N T S

Issuer	Shares	Value

France (continued)

Compagnie Generale des Etablissements Michelin, Class B	260	$32,676

Credit Agricole SA	3,869	145,517

Electricite de France	1,372	138,421

Hermes International SA	597	64,352

PSA Peugeot Citroen SA	1,705	144,819

Publicis Groupe SA	486	21,037

Renault Regie Nationale SA	422	56,764

Sanofi-Aventis SA	7,838	642,776

Schneider Electric SA	408	54,013

Societe Television Francaise 1	530	15,379

Total SA	12,828	963,255

Unibail-Rodamco	622	149,197

Germany 7.20%		2,569,418

Altana AG	1,163	26,609

BASF AG	1,140	150,915

Beiersdorf AG	656	44,086

Bilfinger Berger AG	738	60,634

Deutsche Bank AG	2,321	286,920

Deutsche Boerse AG	1,230	135,895

E.ON AG	451	75,710

Fresenius Medical Care AG	2,126	104,600

Henkel KGaA	501	25,827

MAN AG	984	141,249

Merck & Company AG *	413	53,030

Muenchener Rueckversicherungs – Gesellschaft AG	2,655	459,124

Premiere AG *	2,829	61,720

Salzgitter AG	849	167,777

Siemens AG	3,723	467,690

Stada Arzneimittel AG	958	61,534

Thyssen Krupp AG	1,299	75,961

United Internet AG	1,551	29,770

Volkswagen AG	679	140,367

Greece 0.09%		31,920

Bank of Piraeus SA	935	31,920

Hong Kong 0.77%		274,225

BOC Hong Kong Holdings, Ltd.	16,500	39,662

Hong Kong Electric Holdings, Ltd.	10,000	50,141

Hong Kong Exchange & Clearing, Ltd.	10,000	184,422

Ireland 2.24%		797,169

Allied Irish Banks PLC	3,743	95,533

Anglo Irish Bank Corp. PLC	10,614	198,367

Bank of Ireland	5,055	92,990

C&C Group PLC	5,225	38,297

CRH PLC	2,975	128,776

Depfa Bank PLC	7,155	135,851

See notes to financial statements

International Growth Fund

12

F I N A N C I A L  S T A T E M E N T S

Issuer	Shares	Value

Ireland (continued)

Irish Life & Permanent PLC	1,675	$41,599

Kingspan Group PLC	2,540	65,756

Italy 2.31%		825,591

AEM SpA	13,177	48,154

Capitalia SpA	3,250	31,043

Eni SpA	19,274	666,611

Saipem SpA	1,193	44,842

Telecom Italia SpA	12,338	34,941

Japan 20.21%		7,207,945

Aiful Corp.	1,200	23,924

Ajinomoto Company, Inc.	5,000	63,056

Asahi Breweries, Ltd.	2,000	29,699

Astellas Pharmaceuticals, Inc.	2,600	120,472

Canon, Inc.	6,000	342,344

Casio Computer Company, Ltd.	2,000	30,535

Chiyoda Corp.	1,000	17,144

Denso Corp.	1,700	59,503

Eisai Company, Ltd.	2,000	83,275

Fast Retailing Company, Ltd.	200	11,751

Fuji Photo Film Company, Ltd.	4,200	180,844

Honda Motor Company, Ltd.	6,800	223,415

Hoya Corp.	3,800	131,703

Inpex Holdings, Inc.	2	18,255

Isuzu Motors, Ltd.	21,000	113,850

Japan Tobacco, Inc.	20	111,027

JFE Holdings, Inc.	2,100	136,683

Kansai Electric Power Company, Ltd.	3,400	79,403

Kawasaki Heavy Industries, Ltd.	11,000	43,101

Kawasaki Kisen Kaisha, Ltd.	14,000	180,014

KDDI Corp.	6	46,258

Keyence Corp.	400	88,775

Komatsu, Ltd.	4,100	125,917

Konica Minolta Holdings, Inc.	4,500	70,354

Kubota Corp.	2,000	15,584

Mitsubishi Corp.	1,000	28,058

Mitsubishi Estate Company, Ltd.	5,000	133,620

Mitsubishi Gas & Chemicals Company, Inc.	4,000	33,678

Mitsubishi Heavy Industries, Ltd.	23,000	140,450

Mitsubishi Rayon Company, Ltd.	3,000	19,111

Mitsui O.S.K. Lines, Ltd.	20,000	293,679

Mitsui Trust Holdings, Inc.	11,000	91,690

Mizuho Financial Group, Inc.	13	81,676

Nikon Corp.	2,000	62,451

Nintendo Company, Ltd.	800	368,074

Nippon Oil Corp.	21,000	176,624

See notes to financial statements

International Growth Fund

13

F I N A N C I A L  S T A T E M E N T S

Issuer	Shares	Value

Japan (continued)

Nippon Steel Corp.	75,000	$523,885

Nippon Telegraph & Telephone Corp.	5	23,009

Nippon Yusen Kabushiki Kaisha	17,000	167,567

Olympus Optical Company, Ltd.	2,000	84,892

Orix Corp.	200	42,446

Osaka Gas Company, Ltd.	14,000	51,978

Pacific Metals Company, Ltd.	5,000	69,030

Resona Holdings, Inc.	64	134,597

Ricoh Company, Ltd.	3,000	66,007

SBI Holdings, Inc.	233	62,199

SEGA SAMMY HOLDINGS, INC.	3,000	45,537

Sekisui House, Ltd.	2,000	26,001

Seven & I Holdings Company, Ltd.	2,600	69,298

Shin-Etsu Chemical Company, Ltd.	2,400	173,446

Shinsei Bank, Ltd.	6,000	20,006

SOFTBANK Corp.	4,000	76,748

Sony Corp.	3,900	186,642

Sumco Corp.	1,400	74,778

Sumitomo Heavy Industries, Ltd.	3,000	33,524

Sumitomo Metal Industries, Ltd.	12,000	60,501

Sumitomo Metal Mining Company, Ltd.	2,000	39,560

Sumitomo Mitsui Financial Group, Inc.	8	63,079

Sumitomo Realty & Development Company, Ltd.	2,000	65,382

Suzuki Motor Corp.	2,000	54,017

Takeda Pharmaceutical Company, Ltd.	4,900	335,121

TDK Corp.	1,500	128,213

Terumo Corp.	2,600	121,907

Tokyo Electron, Ltd.	900	64,399

Tokyo Gas Company, Ltd.	12,000	59,598

Tokyo Steel Manufacturing Company, Ltd.	2,600	34,364

Toyota Motor Corp.	6,500	376,262

Toyota Tsusho Corp.	1,000	24,759

Trend Micro, Inc.	500	20,500

Yahoo Japan Corp.	142	52,696

Netherlands 2.27%		808,258

ABN AMRO Holdings NV	4,182	194,609

ASML Holding NV *	2,404	71,399

DSM NV	2,420	123,924

Heineken NV	2,722	172,775

NG Groep NV	2,606	105,017

Randstad Holdings NV	1,915	107,478

Reed Elsevier NV	1,830	33,056

Norway 1.80%		641,939

Orkla ASA	4,203	68,308

Renewable Energy Corp AS *	1,894	71,905

See notes to financial statements

International Growth Fund

14

F I N A N C I A L  S T A T E M E N T S

Issuer	Shares	Value

Norway (continued)

Statoil ASA	5,450	$156,998

Tandberg ASA	4,600	100,427

Telenor ASA	9,900	183,004

Yara International ASA	2,300	61,297

Portugal 0.08%		27,842

Electricidade De Portugal, SA	5,065	27,842

Singapore 1.64%		585,823

Capitaland, Ltd. *	25,000	121,410

Cosco Corp. Singapore, Ltd.	34,000	112,592

Keppel Corp., Ltd.	6,000	50,370

Keppel Land, Ltd.	12,000	60,672

Singapore Airlines, Ltd.	3,000	37,458

Singapore Telecommunications, Ltd.	85,000	203,321

Spain 5.17%		1,843,093

Abertis Infraestructuras SA	2,157	65,568

Acerinox SA	3,413	86,026

ACS Actividades SA	1,756	96,772

Banco de Sabadell SA	3,032	29,546

Banco Popular Espanol SA	5,109	93,383

Banco Santander Central Hispano SA	3,052	55,831

Cintra Concesiones de Infraestructuras de Transporte SA	2,701	42,616

Gas Natural SDG SA	2,871	153,261

Grupo Ferrovial SA	318	27,957

Iberdrola SA	2,359	131,017

Industria de Diseno Textil SA	2,005	117,862

Repsol SA	3,700	133,498

Sacyr Vallehermoso SA	2,064	81,889

Telefonica SA	29,232	727,867

Sweden 4.50%		1,605,316

Alfa Laval AB	1,300	78,672

Boliden AB *	2,150	45,417

Getinge AB, Series B	1,000	21,957

Hennes & Mauritz AB, B Shares	7,600	430,576

Nordea Bank AB	5,200	79,614

Sandvik AB *	11,600	237,573

Scania AB, Series B *	4,600	107,564

Skandinaviska Enskilda Banken AB, Series A	1,100	33,400

SSAB Svenskt Stal AB, Series A	2,400	82,164

Swedbank AB, A Shares	2,700	88,883

Swedish Match AB	1,800	34,968

Tele2 AB, Series B	2,900	53,238

Volvo AB, Series A *	6,200	107,956

Volvo AB, Series B *	11,700	203,334

See notes to financial statements

International Growth Fund

15

F I N A N C I A L  S T A T E M E N T S

Issuer	Shares	Value

Switzerland 4.27%		$1,523,946

Actelion Ltd *	2,580	143,530

Adecco SA	833	54,510

Compagnie Financiere Richemont AG, Series A	352	21,876

Credit Suisse Group AG	4,221	277,395

Geberit AG, ADR	570	84,275

Logitech International SA *	1,293	35,075

Nobel Biocare Holding AG, Series BR	215	58,761

Novartis AG	7,169	378,430

Phonak Holding AG	294	26,107

Societe Generale de Surveillance Holdings AG	17	20,402

Swatch Group Ag, BR Shares	194	58,353

Synthes AG	369	42,265

Zurich Financial Services AG	1,123	322,967

United Kingdom 17.99%		6,415,904

3i Group PLC *	8,401	179,201

Alliance & Leicester PLC	867	18,468

Anglo American PLC	1,208	69,365

AstraZeneca Group PLC	8,972	442,258

Aviva PLC	7,433	106,501

Barratt Developments PLC	3,513	65,984

BG Group PLC	20,142	322,394

BHP Billiton PLC	8,113	237,959

British Land Company PLC	952	24,909

BT Group PLC	18,196	116,065

Burberry Group PLC	4,055	50,122

Capita Group PLC	5,094	77,298

Carnival PLC	1,157	51,424

Centrica PLC	21,755	169,589

Enterprise Inns PLC	4,227	55,112

GlaxoSmithKline PLC	6,236	162,770

Greene King PLC	2,880	58,466

HBOS PLC	8,160	145,079

Imperial Tobacco Group PLC	4,126	186,744

Inchcape PLC	4,704	44,995

Marks & Spencer Group PLC	5,404	68,321

Michael Page International PLC	2,995	29,066

Mondi PLC	206	2,034

National Grid PLC, ADR	8,397	125,866

Next Group PLC	3,692	144,335

Old Mutual PLC	26,747	86,392

Reckitt Benckiser PLC	3,972	216,630

Reuters Group PLC	9,449	121,792

Rio Tinto PLC	5,779	399,260

Royal Bank of Scotland Group PLC	37,058	430,705

Royal Dutch Shell PLC, A Shares	11,717	455,376

See notes to financial statements

International Growth Fund

16

F I N A N C I A L  S T A T E M E N T S

Issuer			Shares	Value

United Kingdom (continued)

Royal Dutch Shell PLC, B Shares			4,623	$180,311

Scottish & Southern Energy PLC			5,809	166,488

Smith & Nephew PLC			9,039	106,514

Tesco PLC			26,613	228,841

Travis Perkins PLC			2,014	72,721

Vodafone Group PLC			227,022	733,801

William Morrison Supermarket PLC			45,328	262,748

Preferred stocks 0.62%				$223,013
(Cost $166,062)

Germany 0.62%				223,013

Porsche AG			68	121,707

Volkswagen AG			809	101,306

	Expiration	Strike	Principal
Issuer	date	price	amount	Value

Rights 0.00%				$1,626
(Cost $0)

Greece 0.00%				1,626

Piraeus Bank SA	9-10-07	EUR 0.89	$935	1,626

			Principal
Issuer, description, maturity date			amount	Value

Repurchase agreements 2.83%				$1,009,000
(Cost $1,009,000)

Repurchase Agreement with State Street Corp. dated 08-31-07
at 4.60% to be repurchased at $1,009,516 on 09-04-07,
collateralized by $1,040,000 Federal National Mortgage Association,
4.375%, due 07-17-13 (valued at $1,032,200, including interest)			$1,009,000	1,009,000

Total investments (Cost $32,914,886) 98.70%				$35,207,637

Other assets in excess of liabilities 1.30%				$462,014

Total net assets 100.00%				$35,669,651

Percentages are stated as a percent of net assets.

ADR American Depositary Receipt
EUR European Currency

* Non-income producing.

See notes to financial statements

International Growth Fund

17

Financial statements

F I N A N C I A L  S T A T E M E N T S

Statement of assets and liabilities 8-31-07 (unaudited)

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments, at value (cost $31,905,886)	$34,198,637
Repurchase agreement, at value (cost $1,009,000)	1,009,000
Total investments, at value (cost $32,914,886)	35,207,637
Cash	158
Cash collateral at broker for futures contracts	271,981
Foreign currency, at value (cost $170,049)	169,634
Receivable for forward foreign currency exchange contracts (Note 2)	19,584
Receivable for fund shares sold	8,669
Dividends and interest receivable	65,814
Receivable for futures variation margin (Note 2)	14,538
Receivable due from adviser	56,655
Other assets	6,815
Total assets	35,821,485

Liabilities

Payable for forward foreign currency exchange contracts (Note 2)	103,503
Payable for fund shares repurchased	5,968
Payable to affiliates
Fund administration fees	395
Transfer agent fees	2,257
Distribution and service fees	363
Other payables and accrued expenses	39,348
Total liabilities	151,834

Net assets

Capital paid-in	$30,986,826
Undistributed net investment income	289,924
Accumulated undistributed net realized gain on investments,
futures contracts and foreign currency transactions	2,133,291
Net unrealized appreciation on investments, futures contracts
and foreign currencies translations	2,259,610
Net assets	$35,669,651

Net asset value per share

Based on net asset values and shares outstanding – the Fund has an unlimited number of shares authorized with no par value.
Class A ($25,414,778 ÷ 997,156 shares)	$25.49
Class B ($936,856 ÷ 36,941 shares)[1]	$25.36
Class C ($1,814,653 ÷ 71,597 shares)[1]	$25.35
Class I ($326,078 ÷ 12,745 shares)	$25.58
Class R1 ($130,364 ÷ 5,134 shares)	$25.39
Class 1($1,411,229 ÷ 55,175 shares)	$25.58
Class NAV ($5,635,693 ÷ 220,711 shares)	$25.53

Maximum offering price per share
Class A2 ($25.49 ÷ 95%)	$26.83

1 Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements

International Growth Fund

18

F I N A N C I A L  S T A T E M E N T S

Statement of operations For the period ended 8-31-071 (unaudited)

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends	$591,661
Interest	29,674
Less foreign taxes withheld	(56,482)
Total investment income	564,853

Expenses

Investment management fees (Note 3)	144,469
Distribution and service fees (Note 3)	47,438
Transfer agent fees (Note 3)	11,068
Fund administration fees (Note 3)	3,640
Custodian fees	60,721
Audit and legal fees	56,183
Blue sky fees (Note 3)	46,112
Registration and filing fees	12,805
Printing and postage fees (Note 3)	5,686
Trustees’ fees (Note 3)	688
Miscellaneous	591

Total expenses	389,401
Less expense reductions (Note 3)	(143,169)

Net expenses	246,232

Net investment income	318,621

Realized and unrealized gain (loss)

Net realized gain on
Investments	1,581,401
Futures contracts	87,208
Foreign currency transactions	33,221
1,701,830
Change in net unrealized appreciation (depreciation) of
Investments	(417,818)
Futures contracts	73,679
Translation of assets and liabilities in foreign currencies	(92,780)
(436,919)
Net realized and unrealized gain	1,264,911

Increase in net assets from operations	$1,583,532

[1] Semiannual period from 3-1-07 to 8-31-07.

See notes to financial statements

International Growth Fund

19

F I N A N C I A L  S T A T E M E N T S

Statement of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of
Fund share transactions.

	Period	Period
	ended1	ended2
	2-28-07	8-31-07

Increase (decrease) in net assets
From operations
Net investment income (loss)	($12,185)	$318,621
Net realized gain	803,556	1,701,830
Change in net unrealized appreciation (depreciation)	2,696,529	(436,919)

Increase in net assets resulting from operations	3,487,900	1,583,532

Distributions to shareholders
From net investment income
Class A	(70,554)	—
Class B	(221)	—
Class C	(267)	—
Class I	(805)	—
Class R1	(455)	—
Class 1	(786)	—
From net realized gain
Class A	(308,669)	—
Class B	(5,885)	—
Class C	(7,134)	—
Class I	(2,205)	—
Class R1	(1,991)	—
Class 1	(2,075)	—

Total distributions	(401,047)	—

From Fund share transactions	20,460,257	10,539,009

Total increase	23,547,110	12,122,541

Net assets

Beginning of period	—	23,547,110

End of period[3]	$23,547,110	$35,669,651

1 Period from 6-12-06 (commencement of operations) to 2-28-07.

2 Semiannual period from 3-1-07 to 8-31-07. Unaudited.

3 Includes accumulated (distributions in excess of) net investment income of ($28,697) and $289,924, respectively.

See notes to financial statements

International Growth Fund

20

F I N A N C I A L  S T A T E M E N T S

Financial highlights

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES

Period ended	2-28-07[1]	8-31-07[2]

Per share operating performance
Net asset value, beginning of period	$20.00	$23.94
Net investment income (loss)[3]	(0.01)	0.26
Net realized and unrealized
gain on investments	4.44	1.29
Total from investment operations	4.43	1.55
Less distributions
From net investment income	(0.09)	—
From net realized gain	(0.40)	—
	(0.49)	—
Net asset value, end of period	$23.94	$25.49
Total return[4,5,6] (%)	22.18	6.47

Ratios and supplemental data

Net assets, end of period
(in millions)	$20	$25
Ratio of net expenses to average
net assets[7] (%)	1.66	1.60
Ratio of gross expenses to average
net assets[7,8] (%)	2.28	2.27
Ratio of net investment income
(loss) to average net assets [7] (%)	(0.06)	2.01
Portfolio turnover[6] (%)	41	45

See notes to financial statements

International Growth Fund

21

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS B SHARES

Period ended	2-28-07[1]	8-31-07[2]

Per share operating performance

Net asset value, beginning of period	$20.00	$23.91
Net investment income (loss)[3]	(0.16)	0.14
Net realized and unrealized
gain on investments	4.48	1.31
Total from investment operations	4.32	1.45
Less distributions
From net investment income	(0.01)	—
From net realized gain	(0.40)	—
	(0.41)	—
Net asset value, end of period	$23.91	$25.36
Total return[4,5,6] (%)	21.64	6.06

Ratios and supplemental data

Net assets, end of period
(in millions)	$1	$1
Ratio of net expenses to average
net assets[7] (%)	2.39	2.40
Ratio of gross expenses to average
net assets[7,8] (%)	10.94	5.72
Ratio of net investment income
(loss) to average net assets [7] (%)	(0.94)	1.11
Portfolio turnover[6] (%)	41	45

See notes to financial statements

International Growth Fund

22

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS C SHARES

Period ended	2-28-07[1]	8-31-07[2]

Per share operating performance

Net asset value, beginning of period	$20.00	$23.90
Net investment income (loss)[3]	(0.16)	0.17
Net realized and unrealized
gain on investments	4.47	1.28
Total from investment operations	4.31	1.45
Less distributions
From net investment income	(0.01)	—
From net realized gain	(0.40)	—
	(0.41)	—
Net asset value, end of period	$23.90	$25.35
Total return[4,5,6] (%)	21.59	6.07

Ratios and supplemental data

Net assets, end of period
(in millions)	$2	$2
Ratio of net expenses to average
net assets[7] (%)	2.39	2.40
Ratio of gross expenses to average
net assets[7,8] (%)	6.71	4.05
Ratio of net investment income
(loss) to average net assets [7] (%)	(0.98)	1.36
Portfolio turnover[6] (%)	41	45

See notes to financial statements

International Growth Fund

23

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS I SHARES

Period ended	2-28-07[1]	8-31-07[2]

Per share operating performance

Net asset value, beginning of period	$20.00	$23.97
Net investment income[3]	0.07	0.25
Net realized and unrealized
gain on investments	4.45	1.36
Total from investment operations	4.52	1.61
Less distributions
From net investment income	(0.15)	—
From net realized gain	(0.40)	—
	(0.55)	—
Net asset value, end of period	$23.97	$25.58
Total return[4,5,6] (%)	22.60	6.72

Ratios and supplemental data

Net assets, end of period
(in millions)	—[9]	—[9]
Ratio of net expenses to average
net assets[7] (%)	1.19	1.20
Ratio of gross expenses to average
net assets[7,8] (%)	17.20	4.72
Ratio of net investment income
to average net assets[7] (%)	0.42	1.96
Portfolio turnover[6] (%)	41	45

See notes to financial statements

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24

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS R1 SHARES

Period ended	2-28-07[1]	8-31-07[2]

Per share operating performance

Net asset value, beginning of period	$20.00	$23.89
Net investment income (loss)[3]	(0.05)	0.22
Net realized and unrealized
gain on investments	4.43	1.28
Total from investment operations	4.38	1.50
Less distributions
From net investment income	(0.09)	—
From net realized gain	(0.40)	—
	(0.49)	—
Net asset value, end of period	$23.89	$25.39
Total return[4,5,6] (%)	21.92	6.28

Ratios and supplemental data

Net assets, end of period
(in millions)	—[9]	—[9]
Ratio of net expenses to average
net assets[7] (%)	1.94	1.95
Ratio of gross expenses to average
net assets[7,8] (%)	20.78	17.21
Ratio of net investment income
(loss) to average net assets [7] (%)	(0.32)	1.76
Portfolio turnover[6] (%)	41	45

See notes to financial statements

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25

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS 1 SHARES

Period ended	2-28-07[1]	8-31-07[2]

Per share operating performance

Net asset value, beginning of period	$20.00	$23.97
Net investment income[3]	0.07	0.30
Net realized and unrealized
gain on investments	4.45	1.31
Total from investment operations	4.52	1.61
Less distributions
From net investment income	(0.15)	—
From net realized gain	(0.40)	—
	(0.55)	—
Net asset value, end of period	$23.97	$25.58
Total return[4,5,6] (%)	22.63	6.72

Ratios and supplemental data

Net assets, end of period
(in millions)	$1	$1
Ratio of net expenses to average
net assets[7] (%)	1.15	1.15
Ratio of gross expenses to average
net assets[7,8] (%)	2.00	1.90
Ratio of net investment income
to average net assets[7] (%)	0.41	2.36
Portfolio turnover[6] (%)	41	45

See notes to financial statements

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26

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS NAV SHARES

Period ended	2-28-07[10]	8-31-07[2]

Per share operating performance
Net asset value, beginning of period	$23.73	$23.92
Net investment income[3]	0.01	0.32
Net realized and unrealized
gain on investments	0.18	1.29
Total from investment operations	0.19	1.61
Net asset value, end of period	$23.92	$25.53
Total return[4,5,6] (%)	0.80	6.73

Ratios and supplemental data
Net assets, end of period
(in millions)	$1	$6
Ratio of net expenses to average
net assets[7] (%)	1.13	1.10
Ratio of gross expenses to average
net assets[7,8] (%)	2.75	1.84
Ratio of net investment income
to average net assets[7] (%)	0.14	2.52
Portfolio turnover[6] (%)	41	45

1 Class A, Class B, Class C, Class I, Class R1 and Class 1 shares began operations on 6-12-06.
2 Semiannual period from 3-1-07 to 8-31-07. Unaudited.
3 Based on the average of the shares outstanding.
4 Assumes dividend reinvestment.
5 Total returns would have been lower had certain expenses not been reduced during the periods shown.
6 Not annualized.
7 Annualized.
8 Does not take into consideration expense reductions during periods shown.
9 Less than $500,000.
10 Class NAV shares began operations on 12-27-06.

See notes to financial statements

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27

Notes to financial statements (unaudited)

1. Organization

John Hancock International Growth Fund (the Fund) is a newly organized non-diversified series of John Hancock Funds III (the Trust). The Trust was established as a Massachusetts business trust on June 9, 2005. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end investment management company. The investment objective of the Fund is to seek high total return.

John Hancock Life Insurance Company of New York (John Hancock New York) is a wholly owned subsidiary of John Hancock Life Insurance Company (U.S.A.) (John Hancock USA). John Hancock USA and John Hancock New York are indirect wholly owned subsidiaries of The Manufacturers Life Insurance Company (Manulife), which in turn is a wholly owned subsidiary of Manulife Financial Corporation (MFC), a publicly traded company. MFC and its subsidiaries are known collectively as “Manulife Financial.”

John Hancock Investment Management Services, LLC (the Adviser), a Delaware limited liability company controlled by John Hancock USA, serves as investment adviser for the Trust and John Hancock Funds, LLC (the Distributor), a Delaware limited liability company, an affiliate of the Adviser, serves as principal underwriter.

The Board of Trustees has authorized the issuance of multiple classes of shares of the Fund, including classes designated as Class A, Class B, Class C, Class I, Class R1, Class 1, Class 3 and Class NAV shares. The shares of each class represent an interest in the same portfolio of investments of the Fund, and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Board of Trustees, may be applied differently to each class of shares in accordance with current regulations of the

Securities and Exchange Commission (SEC) and the Internal Revenue Service. Shareholders of a class that bear distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan. Class B shares will convert to Class A shares eight years after purchase.

Class 1 shares are sold only to certain exempt separate accounts of John Hancock USA and John Hancock New York. Class NAV shares are sold to affiliated funds of funds, which are funds of funds within the John Hancock funds complex.

The Adviser and other affiliates of John Hancock USA owned 739,994, 5,087, 5,115, 5,104 and 5,116 shares of beneficial interest of Class A, Class B, Class I, Class R1 and Class 1, respectively, on August 31, 2007.

2. Significant accounting policies

In the preparation of the financial statements, the Fund follows the policies described below. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

Security valuation

The net asset value of the shares of Class A, Class B, Class C, Class I, Class R1, Class 1 and Class NAV of the Fund is determined daily as of the close of the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. Short-term debt instruments with remaining maturities of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market

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28

value. Investments in John Hancock Cash Investments Trust (JHCIT), an affiliate of John Hancock Advisers, LLC (JHA), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of MFC, are valued at their net asset value each business day. All other securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on a principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities traded only in the over-the- counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Securities for which there are no such quotations, principally debt securities, are valued based on the valuation provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Other assets and securities for which no such quotations are readily available are valued at their fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of a Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at their fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Repurchase agreements

The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement through its custodian, it receives delivery of securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is generally at least 102% of the repurchase amount. The Fund will take constructive receipt of all securities underlying the repurchase agreements it has entered into until such agreements expire. If the seller defaults, the Fund would suffer a loss to the extent that proceeds from the sale of underlying securities were less than the repurchase amount. The Fund may enter into repurchase agreements maturing within seven days with domestic dealers, banks or other financial institutions deemed to be creditworthy by the Adviser. Collateral for certain tri-party repurchase agreements is held at the custodian bank in a segregated account for the benefit of the Fund and the counterparty.

Foreign currency transactions

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(1) market value of securities, other assets and other liabilities at the current rate of exchange at period end of such currencies against U.S. dollars; and

(2) purchases and sales of securities, income and expenses at the rate of exchange quoted on the respective dates of such transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

The Fund may be subject to capital gains and repatriation taxes imposed by certain countries in which the Fund invests. Such taxes

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29

are generally based upon income and/or capital gains earned or repatriated. Taxes are accrued based upon net investment income, net realized gains and net unrealized appreciation.

Investing in securities of foreign companies and foreign governments involves special risks and consideration not typically associated with investing in securities of domestic companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of the United States.

Security transactions and related
investment income

Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date. Foreign dividends are recorded on the ex-date or when the Fund becomes aware of the dividends from cash collections. Discounts/ premiums are accreted/amortized for financial reporting purposes. Non-cash dividends are recorded at the fair market value of the securities received. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful, based upon consistently applied procedures.

From time to time, the Fund may invest in Real Estate Investment Trusts (REITs) and as a result, will estimate the components of distributions from these securities. Distributions from REITs received in excess of income are recorded as a reduction of cost of investments and/or as a realized gain.

The Fund uses the First In, First Out method for fixed income securities and Highest Cost, First Out for all other securities for determining realized gain or loss on investments for both financial and federal income tax reporting purposes.

Multi-class allocations

All income, expenses (except for class-specific expenses) and realized and unrealized gains (losses) are allocated to each class of shares based upon the relative net assets of each class.

Dividends to shareholders from net investment income are determined at a class level and distributions from capital gains are determined at a Fund level.

Expense allocation

Expenses are allocated based on the relative share of net assets of the Fund at the time the expense was incurred. Class-specific expenses, such as distribution (Rule 12b-1) fees, are accrued daily and charged directly to the respective share classes.

Futures

The Fund may purchase and sell financial futures contracts and options on those contracts. The Fund invests in contracts based on financial instruments such as U.S. Treasury Bonds or Notes or on securities indices such as the Standard & Poor’s 500 Index, in order to hedge against a decline in the value of securities owned by the Fund.

Initial margin deposits required upon entering into futures contracts are satisfied by the delivery of specific securities or cash as collateral to the broker (the Funds’ agent in acquiring the futures position). If the position is closed out by taking an opposite position prior to the settlement date of the futures contract, a final determination of variation margin is made, cash is required to be paid to or released by the broker and the Fund realizes a gain or loss.

When the Fund sells a futures contract based on a financial instrument, the Fund becomes obligated to deliver that kind of instrument at an agreed upon date for a specified price. The Fund realizes a gain or loss depending on whether the price of an offsetting purchase is less or more than the price of the initial sale or on whether the price of an offsetting sale is more or less than the price of the initial purchase. The Fund could be exposed to risks if it could not close out futures positions because

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30

of an illiquid secondary market or the inability of counterparties to meet the terms of their contracts. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

The following is a summary of open futures contracts on August 31, 2007:
				UNREALIZED
	NUMBER OF			APPRECIATION
OPEN CONTRACTS	CONTRACTS	POSITION	EXPIRATION	(DEPRECIATION)

DAX Index	2	Long	Sep 2007	$ 15,167
CAC 40 10 Euro Index	2	Long	Sep 2007	2,238
FTSE Index	1	Long	Sep 2007	2,568
Hang Seng Index	4	Long	Sep 2007	26,264
OMX 30 Stock Index	24	Long	Sep 2007	8,452
MSCI Singapore Stock Index	6	Long	Sep 2007	14,275
S&P TSE 60 Index	7	Short	Sep 2007	(11,699)
S&P MIB 30 Index	1	Short	Sep 2007	(6,970)
				$50,295

Forward foreign currency contracts

The Fund may purchase and sell forward foreign currency contracts in order to hedge a specific transaction or Fund position. Forward foreign currency contracts are valued at forward foreign currency exchange rates and marked to market daily. Net realized gains (losses) on foreign currency and forward foreign currency contracts shown in the Statements of Operations include net gains or losses realized by the Fund on contracts that have matured.

The net U.S. dollar value of foreign currency underlying all contractual commitments held at the end of the period, the resulting net unrealized appreciation (depreciation) and related net receivable or payable amount are determined using forward foreign currency exchange rates supplied by a quotation service. The Fund could be exposed to risks in excess of amounts recognized on the Statements of Assets and Liabilities if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the forward foreign currency contract changes unfavorably.

At August 31, 2007, the Fund entered into forward foreign currency contracts, which contractually obligate the Fund to deliver currency at future dates.

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31

Open forward foreign currency contracts on August 31, 2007 were as follows:

			UNREALIZED
	PRINCIPAL AMOUNT	SETTLEMENT	APPRECIATION
CURRENCY	COVERED BY CONTRACT	DATE	(DEPRECIATION)

Buys
Canadian Dollar	$156,000	Nov 2007	$97
Euro	198,000	Nov 2007	3,216
Japanese Yen	267,319,550	Nov 2007	(18,777)
New Zealand Dollar	159,000	Nov 2007	(9,102)
New Zealand Dollar	609,439	Nov 2007	2,359
Norwegian Krone	1,323,000	Nov 2007	4,461
Singapore Dollar	170,000	Nov 2007	268
Swedish Krona	2,993,394	Nov 2007	2,408
Swiss Franc	187,000	Nov 2007	(2,919)
Swiss Franc	1,247,220	Nov 2007	(284)
Swiss Franc	1,247,220	Nov 2007	(1,068)
			($19,341)
Sells
Australian Dollar	630,034	Nov 2007	($11,844)
Australian Dollar	610,031	Nov 2007	(12,968)
Australian Dollar	614,058	Nov 2007	(8,941)
Danish Kroner	191,124	Nov 2007	2,106
Danish Kroner	599,608	Nov 2007	(7,671)
Euro	1,036,230	Nov 2007	(13,057)
Hong Kong Dollar	330,514	Nov 2007	(788)
Norwegian Krone	292,097	Nov 2007	3,408
Pound Sterling	190,500	Nov 2007	1,261
Pound Sterling	992,521	Nov 2007	(16,084)
			($64,578)

Federal income taxes

The Fund qualifies as a “regulated investment company” by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income. Therefore, no federal income tax provision is required.

New accounting pronouncements

In June 2006, Financial Accounting Standards Board (FASB) Interpretation No. 48, Accounting for Uncertainty in Income Taxes (the Interpretation), was issued and is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the effective date. This Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return and requires certain expanded disclosures. Management has evaluated the application of this Interpretation to the Fund and does not believe there is a material impact resulting  from the adoption of this Interpretation on the Fund’s financial statements.

In September 2006, FASB Standard No. 157,  Fair Value Measurements (FAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishing a framework for measuring fair value and expands disclosure about fair value measurements. Management is currently evaluating the application of FAS 157 to the Fund and its impact, if any, resulting from the adoption of FAS 157 on the Fund’s financial statements.

Distribution of income and gains

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. During the period ended February 28, 2007, the tax character of distributions paid was as follows: ordinary income $401,047. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the

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32

effect of expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Capital accounts

The Fund reports the undistributed net investment income and accumulated undistributed net realized gain (loss) accounts on a basis approximating amounts available for future tax distributions (or to offset future taxable realized gains when a capital loss carryforward is available). Accordingly, the Fund may periodically make reclassifications among certain capital accounts without affecting its net asset value.

3. Investment advisory and other agreements Advisory fees

The Trust has entered into an Investment Advisory Agreement with the Adviser. The Adviser is responsible for managing the corporate and business affairs of the Trust and for selecting and compensating subad-visers to handle the investment of the assets of the Fund, subject to the supervision of the Trust’s Board of Trustees. Under the Advisory Agreement, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.92% of the first $100,000,000 of the Fund’s aggregate daily net assets; (b) 0.895% of the next $900,000,000 of the Fund’s aggregate daily net assets; (c) 0.880% of the Fund’s aggregate daily net assets in excess of $1,000,000,000. Aggregate net assets include the net assets of the Fund and International Growth Trust, a series of John Hancock Trust and the International Growth Fund, a series of John Hancock Funds II. The Advisor has a subadvisory agreement with Grantham, Mayo, Van Otterloo & Co. LLC. The Fund is not responsible for payment of the subadvisory fees.

Expense reimbursements

The Adviser has agreed contractually to reimburse for certain fund level expenses that exceed 0.20% of the average annual net assets, or to make a payment to a specific class of shares of the Fund in an amount equal to the amount by which the expenses attributable to such class of shares (excluding taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business and fees under any agreement or plans of the Fund dealing with services for shareholders and others with beneficial interests in shares of the Fund) exceed the percentage of average annual net assets (on an annualized basis) attributable as follows: 1.70% for Class A, 2.40% for Class B, 2.40% for Class C, 1.20% for Class I, 1.70% for Class R1, 1.15% for Class 1 and 1.10% for Class NAV. Accordingly, the expense reductions related to this expense limitation amounted to $76,363, $11,858, $14,379, $11,204, $9,897, $3,811 and $15,657 for Class A, Class B, Class C, Class I, Class R1, Class 1 and Class NAV, respectively, for the period ended August 31, 2007. This expense reimbursement shall continue in effect until June 30, 2008 and thereafter until terminated by the Adviser on notice to the Trust.

Administration fees

The Fund has an agreement with the Adviser that requires the Fund to reimburse the Adviser for all expenses associated with providing the administrative, financial, accounting and recordkeeping services of the Fund, including the preparation of all tax returns, annual, semi-annual and periodic reports to shareholders and the preparation of all regulatory reports. These expenses are allocated based on the relative net assets of each class. The compensation for the period amounted to $3,640 with an effective rate of 0.02% of the Fund’s average daily net asset value.

Distribution plan

The Trust has a Distribution Agreement with the Distributor. The Fund has adopted Distribution Plans with respect to Class A, Class B, Class C, Class R1 and Class 1, pursuant

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33

to Rule 12b-1 under the 1940 Act, to reimburse the Distributor for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to the Distributor at an annual rate not to exceed 0.30%, 1.00%, 1.00%, 0.50% and 0.05% of average daily net asset value of Class A, Class B, Class C, Class R1 and Class 1, respectively. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund’s 12b-1 payments could occur under certain circumstances.

In addition, under a Service Plan for Class R1 shares, the Fund pays up to 0.25% of Class R1 average daily net asset value for certain other services.

Sales charges

Class A shares are assessed up-front sales charges of up to 5.00% of net asset value of such shares. During the period ended August 31, 2007, the Fund was informed that the Distributor received net up-front sales charges of $31,699 with regard to sales of Class A shares. Of this amount, ($25,770) was retained and used for printing prospectuses, advertising, sales literature and other purposes, and $57,469 was paid as sales commissions to unrelated broker-dealers.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge (CDSC) at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to the Distributor and are used, in whole or in part, to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the period ended August 31, 2007, CDSCs received by JH Funds amounted to $216 for Class B shares and $873 for Class C shares.

Transfer agent fees

The Fund has a Transfer Agency Agreement with John Hancock Signature Services, Inc. (Signature Services), an indirect subsidiary of MFC. For Class A, Class B, Class C, Class I and Class R1 shares, the Fund pays a monthly transfer agent fee at an annual rate of 0.05% of each class’ average daily net assets, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses. Expenses not directly attributable to a particular class of shares are aggregated and allocated to each class on the basis of its relative net asset value.

Signature Services has agreed to limit the transfer agent fees so that such fees do not exceed 0.30% annually of Class A, Class B, Class C, Class I and Class R1 share average daily net assets. This agreement is effective until December 31, 2007. Signature Services reserves the right to terminate this limitation in the future. Accordingly, there were no transfer agent fee reductions for Class A, Class B, Class C, Class I and Class R1 shares, respectively, during the period ended August 31, 2007.

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34

Expenses under the agreements described above for the period ended August 31, 2007, were as follows:

	Distribution and	Transfer	Blue sky	Printing and
Share class	service fees	agent fees	fees	postage fees

Class A	$34,328	$8,010	$9,348	$4,527
Class B	3,587	1,076	9,117	164
Class C	8,778	1,789	9,415	145
Class I	—	160	9,116	432
Class R1	488	33	9,116	396
Class 1	257	—	—	22
Total	$47,438	$11,068	$46,112	$5,686

Trustees’ fees

The Trust compensates each Trustee who is not an employee of the Adviser or its affiliates. Total Trustees’ expenses are allocated to the Fund based on its average daily net asset value.

4. Guarantees and indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

5. Line of credit

The Fund has entered into an agreement which enables it to participate in a $100 million unsecured committed line of credit with State Street Corporation. Borrowings will be made solely to temporarily finance the repurchase of capital shares. Interest is charged to the Fund based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.50% . In addition, a commitment fee of 0.07% per annum, payable at the end of each calendar quarter, based on the average daily-unused portion of the line of credit, is charged to the Fund on a prorated basis based on average net assets. For the period ended August 31, 2007, there were no borrowings under the line of credit.

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35

6. Capital shares
Share activities for the Fund for the periods ended February 28, 2007 and August 31, 2007, were as follows:
	Period ended 2-28-07		Period ended 8-31-07[3]
	Shares	Amount	Shares	Amount
Class A

Sold	813,928	$16,553,865	183,984	$4,739,996
Distributions reinvested	15,834	374,467	—	—
Repurchased	(1,140)	(26,802)	(15,450)	(390,983)
Net increase	828,622	$16,901,530[1]	168,534	$4,349,013

Class B

Sold	23,398	$520,275	18,816	$485,746
Distributions reinvested	247	5,833	—	—
Repurchased	(2,408)	(52,838)	(3,112)	(79,330)
Net increase	21,237	$473,270[1]	15,704	$406,416

Class C

Sold	70,102	$1,611,040	13,540	$335,159
Distributions reinvested	313	7,402	—	—
Repurchased	(5,000)	(118,700)	(7,358)	(188,371)
Net increase	65,415	$1,499,742[1]	6,182	$146,788

Class I

Sold	8,739	$188,288	119,979	$3,118,870
Distributions reinvested	127	3,010	—	—
Repurchased	—	—	(116,100)	(3,006,687)
Net increase	8,866	$191,298[1]	3,879	$112,183

Class R1

Sold	5,000	$100,000	30	$770
Distributions reinvested	104	2,445	—	—
Net increase	5,104	$102,445[1]	30	$770

Class 1

Sold	23,720	$544,869	35,537	$896,941
Distributions reinvested	121	2,861	—	—
Repurchased	(785)	(18,107)	(3,418)	(86,951)
Net increase	23,056	$529,623[1]	32,119	$809,990

Class NAV

Sold	31,844	$770,789	191,386	$4,769,278
Repurchased	(362)	(8,440)	(2,157)	(55,429)
Net increase	31,482	$762,349[2]	189,229	$4,713,849
Net increase	983,782	$20,460,257	415,677	$10,539,009

1Period from 6-12-06 (commencement of operations) to 2-28-07.

2Period from 12-27-06 (commencement of operations) to 2-28-07.

 3Semiannual period from 3-1-07 to 8-31-07. Unaudited.

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36

7. Investment transactions

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the period ended August 31, 2007, aggregated $23,792,823 and $12,934,724, respectively.

The cost of investments owned on August 31, 2007, including short-term investments, for federal income tax purposes, was $33,086,915. Gross unrealized appreciation and depreciation of investments aggregated $3,381,857 and $1,261,135, respectively, resulting in net unrealized appreciation of $2,120,722.

8. Federal income tax information

Federal income tax regulations may differ from generally accepted accounting principles and income and capital gain distributions determined in accordance with tax regulations may differ from net investment income and realized gains recognized for financial reporting purposes.

International Growth Fund

37

Evaluation of Advisory and Subadvisory
Agreements by the Board of Trustees

This section describes the evaluation
by the Board of Trustees of the
Advisory Agreement and each of the
Subadvisory Agreements.

Evaluation by the Board of Trustees

The Board, including all of the Trustees who are not “interested persons” as defined in the Investment Company Act of 1940, as amended (the Independent Trustees), is responsible for selecting the Trust’s investment adviser, John Hancock Investment Management Services, LLC (the Adviser or JHIMS), approving the Adviser’s selection of subadvisers for each series of the Trust (the Funds) and approving the Trust’s advisory and subadvisory agreements (and any sub-subadvisory agreements), their periodic continuation and any amendments. Consistent with SEC rules, the Board regularly evaluates the Trust’s advisory and subadvisory (and sub-subadvisory) arrangements, including consideration of the factors listed below. The Board may also consider other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry) and does not treat any single factor as determinative, and each Trustee may attribute different weights to different factors. The Board is furnished with an analysis of its fiduciary obligations in connection with its evaluation and, throughout the evaluation process, the Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel. The factors regularly considered by the Board are:

1. the nature, extent and quality of the services to be provided by the Adviser to the Trust and by the subadvisers to the Funds;

2. the investment performance of the Funds and their subadvisers;

3. the extent to which economies of scale would be realized as a Fund grows and whether fee levels reflect these economies of scale for the benefit of Trust shareholders;

4. the costs of the services to be provided and the profits to be realized by the Adviser and its affiliates (including any subadvisers that are affiliated with the Adviser) from the Adviser’s relationship with the Trust; and

5. comparative services rendered and comparative advisory and subadvisory fee rates.

The Board believes that information relating to all these factors is relevant to its evaluation of the Trust’s advisory agreement. With respect to its evaluation of subadvisory agreements (including sub-subadvisory agreements) the Board believes that, in view of the Trust’s “manager of managers” advisory structure, the costs of services to be provided and the profits to be realized by those subadvisers that are not affiliated with the Adviser from their relationship with the Trust generally are not a material factor to the Board’s consideration of subadvisory agreements because such fees are paid to subadvisers by the Adviser and not by the Funds, and because the Board relies on the ability of the Adviser to negotiate such subadvisory fees at arm’s-length.

In evaluating subadvisory arrangements, the Board also considers other material business relationships that unaffiliated sub-advisers and their affiliates have with the Adviser or its affiliates, including the involvement by certain affiliates of certain subadvisers in the distribution of financial products, including shares of the Trust, offered by the Adviser and other affiliates of the Adviser (Material Relationships).

Approval of Advisory Agreement

At its meeting on June 5, 2007, the Board, including all the Independent Trustees, approved the Advisory Agreement between the Trust and JHIMS with respect to each of the Funds.

In approving the Advisory Agreement, and with reference to the factors which it regularly considers, the Board:

(1) (a) considered the high value to the Trust of continuing the relationship with JHIMS as the Trust’s Adviser to the other John Hancock Funds, the skills and competency with which JHIMS

38

has in the past managed the affairs and subadvisory relationships of other funds in the complex, JHIMS’s oversight and monitoring of subadvisers’ investment performance and compliance programs including its timelines in responding to performance issues and the qualifications of JHIMS’s personnel,

(b) considered JHIMS’s compliance policies and procedures and its responsiveness to regulatory changes and mutual fund industry developments, and

(c) JHIMS’s administrative capabilities, including its ability to supervise the other service providers for the Funds and concluded that JHIMS may reasonably be expected to ably perform its services under the Advisory Agreement.

(2) reviewed the investment performance of portfolios that are managed comparable to the Funds; the comparative performance of their respective benchmarks; and JHIMS’ analysis of such performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally and with respect to the Funds; and concluded that each of the comparably managed funds has performed well or within a range that the Board deemed competitive, and that JHIMS may reasonably be expected to ably monitor the performance of the Funds and their subadvisers;

(3) reviewed the Trust’s advisory fee structure and the incorporation therein of any subadvisory fee breakpoints in the advisory fees charged and concluded (i) that to the extent that Funds have subadvisory fees with breakpoints, those breakpoints are reflected as breakpoints in the advisory fees for Funds, (ii) that all Funds with a subadviser that is not affiliated with the Adviser have subadvisory fees which are the product of arm’s-length negotiations between the Adviser and the subadviser and which in many, but not all, cases contain breakpoints, and (iii) that, although  economies of scale cannot be measured with precision, these arrangements permit shareholders of Funds with advisory fee breakpoints to benefit from economies of scale if those Funds grow;

(4) (a) reviewed the financial statements of JHIMS and John Hancock Life Insurance Company (U.S.A.) (JHLICO (U.S.A.));

(b) reviewed the anticipated profitability of the JHIMS’s relationship with the Funds in terms of the fees it expects to receive with respect to the Funds and whether JHIMS has the financial ability to provide a high level of services to the Funds,

(c) considered that JHIMS derives reputational and other indirect benefits from providing advisory services to the Funds, and

(d) noted that JHIMS will pay the sub-advisory fees out of the advisory fees JHIMS receives from the Funds and concluded that the advisory fees paid by the Trust with respect to the Funds are not unreasonable in light of such information; and

(5) reviewed comparative information with respect to the advisory fee rates and concluded that the anticipated advisory fees for the Funds are within the range of those incurred by other comparable funds and that the advisory structure for the Funds is thus competitive within the industry.

Additional information that the Board considered for a particular Fund is set forth in Appendix A.

Approval of Subadvisory Agreements

At its meeting on June 5, 2007, the Board, including all the Independent Trustees, approved the Subadvisory Agreements.

In making its determination with reference to these respective factors, the Board reviewed:

(i) information relating to each subadviser’s business which included information

39

such as: business performance, assets under management, financial stability and personnel;

(ii) the investment performance of the subadviser’s portfolio managed comparably to the Fund to be managed by the subadviser and comparative performance information relating to the benchmark;

(iii) the proposed subadvisory fee for each Fund to be managed by the subadviser and comparative fee information; and

(iv) information relating to the nature and scope of Material Relationships and their significance to the Adviser and the subadvisers.

The Board’s decision to approve each Sub-advisory Agreement was based on a number of determinations, including the following:

(1) The subadviser has extensive experience and demonstrated skills as a manager and may be expected to provide a high quality of investment personnel to each Fund;

(2) Although not without variation, the current and historical performance of the portfolios of the Subadviser managed comparably to the Fund to be managed by the Subadviser has been within a competitive range of the current and historical performance of these portfolios’ respective benchmark (see Appendix A for further information on performance);

(3) The subadvisory fees are within industry norms and are the product of arm’s-length negotiation between the Adviser and the subadviser; and

(4) The Material Relationships consist of arrangements in which unaffiliated subadvisers or their affiliates provide advisory, distribution or management services in connection with financial products sponsored by the Trust’s adviser or its affiliates, which may include other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans, and which in no case contained elements which would cause the Board to conclude that approval of the subadvisory agreement with the subadviser would be inappropriate. See (5) below for information relating to the business arrangement between the Trust’s Adviser and GMO.

(5) As a part of the overall business arrangement between the Adviser and GMO under which the Adviser has obtained exclusive rights to certain GMO investment management services for up to five years, the Adviser has agreed that under certain circumstances it (and not the Trust or the particular Fund) will pay GMO a specified amount (ranging from $1 to $12 million) if the subadvisory agreement with respect to any of the following Funds to be subadvised by GMO is terminated within a five-year period from the date of its effectiveness: U.S. Core Fund, Active Value Fund, Intrinsic Value Fund, Growth Fund, International Core Fund, International Growth Fund, Global Fund, Value Opportunities Fund, Growth Opportunities Fund and U.S. Quality Equity Fund.

The Adviser has also agreed that, subject to its fiduciary duties as an investment adviser to each of these Funds and its shareholders, it will not recommend to the Board of Trustees to terminate the subadvisory agreement with respect to any of the Funds or to reduce any of the fees payable thereunder to GMO for a five-year period from the date of effectiveness of the agreement. Substantially similar agreements (with varying amounts to be paid upon termination) also apply with respect to certain other John Hancock funds that are or will be advised by the Adviser and subadvised by GMO. The Trust is not a party to any of these arrangements, and they are not binding upon the Trust, the Trust’s Funds subadvised by GMO or the Board of Trustees. However, these arrangements present certain conflicts of interest because the Adviser has a financial incentive to support the continuation of GMO subadvisory agreements for as long as the termination provisions described above remain in effect. In approving the Advisory Agreement and the subadvisory agreement with respect to

40

each of the Funds subadvised by GMO, the Board of Trustees, including the Independent Trustees, was aware of and considered these potential conflicts of interest, including any financial obligations of the Adviser to GMO.

The Board concluded that, notwithstanding the potential conflicts of interest, approval of the Advisory Agreement and the subadvisory agreements with GMO is in the best interests of shareholders and contract owners in view of (i) the Adviser’s fiduciary duty and the Board’s fiduciary duty and ability to monitor potential conflicts, (ii) the benefits to shareholders and contract owners generally expected from the exclusive rights to certain GMO investment management services obtained by the Adviser for the benefit of certain Funds of the Trust and other John Hancock funds and (iii) the benefits to such Funds of the Trust expected from the subadvisory services of GMO.

Additional information that the Board considered for a particular fund is set forth in Appendix A.

Appendix A

Estimated Fees
Fund	Performance	and Expenses	Comments

International	See Comments.	Subadvisory fees	The Board noted
Growth		for this Fund were	that the Fund
		higher than the peer	commenced opera-
		group median.	tions in June 2006
and has a limited
		Advisory fees for	performance history.
this Fund were
lower than the peer
group median.

Total expenses for
this Fund were
higher than the peer
group median.

Why John Hancock Funds?

For more than three decades, John Hancock Funds has been helping individual, corporate and institutional clients reach their most important financial goals. With so many fund companies to choose from, why should you invest with us?

► A name you know and trust

When you invest with John Hancock Funds, you are investing with one of the most recognized and respected names in the financial services industry. Our parent company has been helping individuals and institutions increase and protect wealth since 1862.

► Solutions across the investing spectrum

We offer equity, income, international, sector and asset allocation investment solutions managed by leading institutional money managers. Each of our funds utilizes a disciplined, team approach to portfolio management and research, leveraging the expertise of seasoned investment professionals.

► Committed to you

Our shareholders come first. We work hard to provide you with the products you need to build a solid financial foundation. We’re proud to offer you award-winning services and tools, like the www.jhfunds.com Web site, to help you every step of the way.

For immediate insight and answers,
turn to www.jhfunds.com

Discover the new and improved www.jhfunds.com.

▪ View accounts, statements and fund information.

▪ Access college and retirement planning calculators and investment education.

▪ Gain investment ideas, expand your knowledge and become a more informed investor.

This is just the beginning of how much you can do.
Now is the ideal time to experience our Web site that received the following recognition in 2006:

  “Best Innovation: Redesigned Web Site” by the Mutual Fund Education Alliance.

 “Outstanding Web Site” by the Web Marketing Association.

    “Creative excellence on the Web, Silver Award winner” by W3.

Discover convenience and comprehensive resources at one
easy-to-access location. Your financial professional can steer you to the tools that will help you the most and enable you to transform your knowledge into action.

See how far www.jhfunds.com can take you!

For more information

The Fund’s proxy voting policies, procedures and records are available without charge, upon request:

By phone	On the Fund’s Web site	On the SEC’s Web site
1-800-225-5291	www.jhfunds.com/proxy	www.sec.gov

Trustees	Charles A. Rizzo	Principal distributor
Ronald R. Dion, Chairman	Chief Financial Officer	John Hancock Funds, LLC
James R. Boyle†	Gordon M. Shone	601 Congress Street
James F. Carlin	Treasurer	Boston, MA 02210-2805
William H. Cunningham	John G. Vrysen
Charles L. Ladner *	Chief Operating Officer	Custodian
Dr. John A. Moore *		State Street Bank & Trust Co.
Patti McGill Peterson *	Investment adviser	2 Avenue de Lafayette
Steven R. Pruchansky	John Hancock Investment	Boston, MA 02111
Management Services, LLC
*Members of the Audit Committee	601 Congress Street	Transfer agent
†Non-Independent Trustee	Boston, MA 02210-2805	John Hancock Signature
Services, Inc.
Officers	Subadviser	One John Hancock Way,
Keith F. Hartstein	Grantham, Mayo,	Suite 1000
President and	Van Otterloo & Co. LLC	Boston, MA 02217-1000
Chief Executive Officer	40 Rowes Wharf
	Boston, MA 02110	Legal counsel
Thomas M. Kinzler		Kirkpatrick & Lockhart
Francis V. Knox, Jr.		Preston Gates Ellis LLP
Chief Compliance Officer		One Lincoln Street
Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com

Mail	Regular mail:	Express mail:
	John Hancock	John Hancock
	Signature Services, Inc.	Signature Services, Inc.
	One John Hancock Way, Suite 1000	Mutual Fund Image Operations
	Boston, MA 02217-1000	380 Stuart Street
Boston, MA 02116

Phone	Customer service representatives	1-800-225-5291
	EASI-Line	1-800-338-8080
	TDD line	1-800-554-6713

A listing of month-end portfolio holdings is available on our Web site, www.jhfunds.com. A more detailed portfolio holdings summary is available on a quarterly basis 60 days after the fiscal quarter on our Web site or upon request by calling 1-800-225-5291, or on the SEC’s Web site, www.sec.gov.

44

J O H N   H A N C O C K   F A M I L Y   O F   F U N D S

EQUITY	INTERNATIONAL/GLOBAL
Balanced Fund	Global Opportunities Fund
Classic Value Fund	Global Shareholder Yield Fund
Classic Value Fund II	Greater China Opportunities Fund
Classic Value Mega Cap Fund	International Allocation Portfolio
Core Equity Fund	International Classic Value Fund
Growth Fund	International Core Fund
Growth Opportunities Fund	International Growth Fund
Growth Trends Fund
Intrinsic Value Fund	INCOME
Large Cap Equity Fund	Bond Fund
Large Cap Select Fund	Government Income Fund
Mid Cap Equity Fund	High Yield Fund
Multi Cap Growth Fund	Investment Grade Bond Fund
Small Cap Equity Fund	Strategic Income Fund
Small Cap Fund
Small Cap Intrinsic Value Fund	TAX-FREE INCOME
Sovereign Investors Fund	California Tax-Free Income Fund
U.S. Core Fund	High Yield Municipal Bond Fund
U.S. Global Leaders Growth Fund	Massachusetts Tax-Free Income Fund
Value Opportunities Fund	New York Tax-Free Income Fund
Tax-Free Bond Fund
ASSET ALLOCATION
Lifecycle 2010 Portfolio	MONEY MARKET
Lifecycle 2015 Portfolio	Money Market Fund
Lifecycle 2020 Portfolio
Lifecycle 2025 Portfolio	CLOSED - END
Lifecycle 2030 Portfolio	Bank and Thrift Opportunity Fund
Lifecycle 2035 Portfolio	Financial Trends Fund, Inc.
Lifecycle 2040 Portfolio	Income Securities Trust
Lifecycle 2045 Portfolio	Investors Trust
Lifecycle Retirement Portfolio	Patriot Premium Dividend Fund II
Lifestyle Aggressive Portfolio	Preferred Income Fund
Lifestyle Balanced Portfolio	Preferred Income II Fund
Lifestyle Conservative Portfolio	Preferred Income III Fund
Lifestyle Growth Portfolio	Tax-Advantaged Dividend Income Fund
Lifestyle Moderate Portfolio	Tax-Advantaged Global Shareholder Yield Fund

SECTOR
Financial Industries Fund
Health Sciences Fund
Real Estate Fund
Regional Bank Fund
Technology Fund
Technology Leaders Fund

The Fund’s investment objectives, risks, charges and expenses are included in the prospectus and should be considered carefully before investing. For a prospectus, contact your financial professional, call John Hancock Funds at 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com. Please read the prospectus carefully before investing or sending money.

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds. com

Now available: electronic delivery
www.jhfunds. com/edelivery

This report is for the information of the shareholders of John Hancock International Growth Fund.
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

870SA 8/07
10/07

John Hancock
MUTUAL FUNDS

John Hancock
International Allocation Portfolio

Semiannual Report
8.31.07

Your portfolio at a
glance
page 1

Managers’ report
page 2

A look at performance
page 6

Your expenses
page 8

Financial statements
page 11

Portfolio’s investments
page 10

Notes to financial
statements
page 18

For more information
page 28

CEO corner

To Our Shareholders,

Volatility returned to the U.S. stock market in the six-month period ended August 31, 2007; however, stocks still posted a strong gain of 5.70%, as measured by the Standard & Poor’s 500 Index. The market experienced a particularly sharp downturn in August, as the subprime mortgage market’s woes increased. Rising defaults and an ensuing credit crunch caused heightened fears about their potential impact on U.S. economic growth. Foreign markets felt some ripple effects from the subprime issue, but they continued nonetheless to benefit from solid economic growth and outperformed the U.S. market in this period.

During this period of volatility, the U.S. stock market also passed a significant milestone — the broad Standard & Poor’s 500 Index climbed beyond the record it had set seven years ago. From its peak in March 2000, the stock market spiraled downward three consecutive years, bottoming in 2002. The upturn began in 2003, and the market has advanced each year since, finally setting a new high for the first time on May 30, 2007. During that period, the S&P 500 Index experienced five significant short-term sell-offs of 6% or more, with the August subprime-induced meltdown being the most recent.

This nearly complete market cycle highlights the importance of two investment principles you have heard us speak of often: diversification and patience. By allocating your investments among different asset classes, investment styles and portfolio managers, you are likely to be well represented through all phases of a complete market cycle, with the winners helping to cushion the fall of the losers.

The challenge for investors with a diversified portfolio is to properly evaluate your investments to tell the difference between an underperforming manager and an out-of-favor style, while also understanding the role each investment plays in your portfolio. That’s where your financial professional can provide true value. He or she can help you make those assessments and also counsel patience, because a properly diversified portfolio by its very nature will typically have something lagging or out of favor — a concept that can be difficult to live with, but necessary to embrace. If everything in your portfolio is “working,” then you are not truly diversified, but rather are leveraged to the current market and the flavor of the day. If so, you are bound to be out of step in the near future.

The recent volatility in the securities markets has prompted many investors to question how long this type of market cycle will last. History tells us it will indeed end and that when it does, today’s leaders may well turn into laggards and vice versa. The subprime mortgage market woes are just the latest example of why investors should be both patient and well-diversified. For with patience and a diversified portfolio, it could be easier to weather the market’s twists and turns and reach your long-term goals.

Sincerely,

Keith F. Hartstein,
President and Chief Executive Officer

This commentary reflects the CEO’s views as of August 31, 2007. They are subject to change at any time.

Your Portfolio at a glance

The Portfolio seeks long-term growth of capital. To pursue this goal, the Portfolio, which is a fund of funds, invests in a number of other funds of the John Hancock Funds complex, as well as in the securities of other investment companies. Under normal circumstances, the Portfolio allocates assets among affiliated underlying funds that invest principally in foreign equity securities of issuers of any market capitalization and in foreign fixed-income securities of various types and credit qualities.

Over the last six months

► Foreign financial markets overall produced gains that were modestly higher than the U.S., with emerging markets producing a much stronger gain.

► Overweights in China, Hong Kong and Canada and an underweight in Japan boosted the Portfolio's performance versus its benchmark index.

► One of the portfolio's six underlying funds — Greater China Opportunities — produced very strong results.

Asset allocation	% of Total

International Large Cap	72.0%

International Small Cap	25.0%

China	3.0%

As a percentage of net assets on August 31, 2007.

1

Managers’ report

John Hancock

International Allocation Portfolio

For this six-month reporting period ended August 31, 2007, foreign markets in general slightly outperformed the U.S. market, but emerging markets, in particular, recorded stellar returns in a period marked by heightened volatility.

At the end of February, a short-term sell-off in China’s market sparked a decline in global equity markets, with riskier asset classes suffering steeper declines. However, the decline was short-lived and investors soon resumed the search for higher absolute returns, favoring riskier asset types, such as equities from smaller companies, non-U.S. equities and, particularly, emerging market equities. The desire for higher returns was fed by abundant global liquidity created by low interest rates across the globe. After rallying in March, April and May, global markets experienced a slight pullback in June. A surge of corporate buyout deals by private equity firms, as well as hopes for an economic “soft landing,” helped fuel the gains. However, sentiment began to change toward the end of June on worries about a continued housing slowdown, the possibility of an overheated economy and higher energy prices, which put pressure on returns.

SCORECARD

INVESTMENT		PERIOD’S PERFORMANCE . . . AND WHAT’S BEHIND THE NUMBERS

Greater China	▲	Benefited from investments in the financial, telecom and
Opportunities		industrial sectors
(MFC Global)[1]

International	▲	Benefited from overweights to Hong Kong and Canada and excellent
Opportunities		security selection within telecommunications and energy sectors
(Marsico)[1]

International	▲	Underperformed from an overweight to Japan and to the financial
Classic Value		sector, and poor security selection overall
(Pzena)[1]

1The Fund’s investment manager.

2

From the MFC Global Investment Management (U.S.A.), LLC
Portfolio Management Team

From mid-July through mid-August, the markets went through a significant rough patch. Stocks across the board tumbled as concerns in the credit market caused a flight from riskier asset classes. Market volatility increased in response to problems with subprime mortgage defaults and delinquencies, and from the accompanying fears that this crisis could cause a severe slowdown or recession.

“…foreign markets in general
slightly outperformed the U.S.
market, but emerging markets,
in particular, recorded stellar
returns in a period marked by
higher volatility.”

Overall, investors were rewarded for staying the course through all of the market’s gyrations. For the six months ended August 31, 2007, international equity markets gained 6.18%, as measured by the MSCI EAFE Gross Total Return Index, outpacing the 5.70% return of the U.S. market, as measured by the Standard & Poor’s 500 Index. Large-capitalization stocks outperformed small-cap stocks, while growth stocks generally outpaced value stocks. On a sector basis, energy and materials stocks climbed in the high teens, while financials posted negative returns as the subprime crisis moved beyond the U.S. borders. Emerging-market stocks, which seemed largely unaffected by the subprime problem, returned approximately 23% over the period, as measured by the MSCI Emerging Market Index.

Portfolio strategy

John Hancock International Allocation Portfolio seeks long-term growth of capital by investing in foreign securities. We believe that the Portfolio’s major advantage lies in its diversification, which can offer the potential for both higher returns and lower risk. The Portfolio is designed with multiple layers of diversification. First, the Portfolio has exposure to a variety of international asset classes, including large- and small-capitalization

International Allocation Portfolio

3

companies, as well as companies domiciled in both developed and emerging markets. Second, the Portfolio is allocated across investment styles, so it is exposed to both value and growth stocks. Third, the Portfolio provides diversification across several leading asset managers, carefully chosen through our robust due diligence process.

The Portfolio, which is a fund of funds, remained invested during the period in the same six underlying international funds that originally launched at the Portfolio’s inception. These include International Small Company Fund (Dimensional Financial Advisors, Inc.), International Growth Fund (Grantham, Mayo, Van Otterloo & Co.), International Value Fund (Franklin Templeton), International Classic Value (Pzena Investment Management LLC), Greater China Opportunities Fund (MFC Global Investment Management (U.S.A.) Ltd.) and International Opportunities Fund (Marsico Capital Management, LLC).

Fund performance

For the six months ended August 31, 2007, John Hancock International Allocation Portfolio’s Class A, Class B, Class C and Class I shares returned 7.03%, 6.53%, 6.63% and 7.22%, respectively, at net asset value. By comparison, the MSCI EAFE Gross Total Return Index returned 6.18% and the average Morningstar, Inc. foreign large blend fund returned 7.18% .1 In this period, the Portfolio outperformed its benchmark index primarily due to an underweight in Japan and an overweight in China, Hong Kong and Canada, while an underweight in Germany detracted from results. Within the economic sectors, an overweight in industrials and an underweight in financials were the largest relative positives.

The Portfolio’s performance was positively impacted by allocations to Greater China Opportunities, International Opportunities, International Growth Fund and International Value Fund. International Small Company lagged the broad MSCI EAFE Index, but beat its MSCI EAFE Small Cap Index benchmark. International Classic Value, meanwhile, underperformed due to an overweight in Japan and the financial sector, and poor security selection overall.

Greater China Opportunities Fund, the most aggressive position in the Portfolio, performed very well over the period, benefiting

International Allocation Portfolio

4

from investments in the financial, telecom and industrial sectors. International Opportunities, another major contributor during the period, benefited from its overweight in Hong Kong and Canada, and from excellent security selection within telecommunications and energy.

Outlook

We continue to believe that global equity valuations are reasonable, and we are maintaining our positive outlook, even when taking into account the potential for a modest contraction in global growth. In our view, the non-U.S. economy is fine, and emerging economies, in particular, are in good shape, based on expectations for high economic growth, coupled with strong corporate and country balance sheets. However, the road to higher equity prices both at home and abroad, including emerging markets, could remain bumpy as economic uncertainty and market volatility take center stage.

“...the Portfolio outperformed
its benchmark index primarily
due to an underweight in Japan
and an overweight in China,
Hong Kong and Canada, while
an underweight in Germany
detracted from results.”

Global credit markets continue to experience problems, forcing intervention from central banks in the form of liquidity infusions. A silver lining, however, is that global inflation is currently stable, thus allowing the U.S. Federal Reserve and global central banks ample room to fully utilize its monetary policy arsenal — primarily in the form of interest rate cuts.

Despite the notion of “globalization,” the fact remains that investing in non-U.S. markets — and in emerging markets in particular — brings unique risks. That said, investing in a diversified international portfolio can help smooth out the short-term ups and downs of volatile markets and help offset some of these risks, while pursuing long-term growth.

This commentary reflects the views of the portfolio managers through the end of the Portfolio’s period discussed in this report. The managers’ statements reflect their own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

International investing involves special risks such as political, economic and currency risks and differences in accounting standards and financial reporting. See the prospectus for the risks of investing in small-cap stocks. See the prospectus for the risks of investing in high-yield bonds.

1 Figures from Morningstar, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

International Allocation Portfolio

5

A look at performance

For the periods ended August 31, 2007

		Cumulative total returns
		with maximum sales charge (POP)
	Inception		Since
Class	date	6-month	inception

A	12-29-06	1.72%	1.23%

B	12-29-06	1.53	1.00

C	12-29-06	5.63	5.10

I1	12-29-06	7.22	6.90

Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect maximum sales charge on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class I shares.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available Prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The waivers and expense limitations are contractual at least until 6-30-08. The net expenses are as follows: Class A — 1.70%, Class B — 2.40%, Class C — 2.40%, Class I — 1.25% . Had the fee waivers and expense limitations not been in place, the gross expenses would be as follows: Class A — 1.79%, Class B — 2.67%, Class C — 2.55%, Class I — 1.39% .

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month-end, please call 1-800-225-5291 or visit the Portfolio’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Portfolio’s performance results reflect any applicable expense reductions, without which the expenses increase and results would have been less favorable.

Performance is calculated with an opening price (prior day’s close) on the inception date.

1 For certain types of investors as described in the Fund’s Class I share prospectus.

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Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in International
Allocation Portfolio Class A shares for the period indicated. For comparison, we’ve shown the same investment in two separate indexes.

			With maximum
Class	Period beginning	Without sales charge	sales charge	Index 1	Index 2

B2	12-29-06	$10,600	$10,100	$10,778	$10,745

C2	12-29-06	10,610	10,510	10,778	10,745

I2,3	12-29-06	10,690	10,690	10,778	10,745

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the fund’s Class B, Class C and Class I shares, respectively, as of August 31, 2007. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

MSCI EAFE Gross Total Return Index — Index 1 — is an unmanaged market capitalization weighted composite of securities in 21 developed markets outside of North America, in Europe, Australia and the Far East. The MSCI EAFE® (gross) Index includes the maximum dividend reinvestment. The Composite Index figures do not reflect any deduction for fees, taxes or expenses.

MSCI EAFE Net Total Return Index (Europe, Australasia, Far East) — Index 2 — is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada. As of June 2006, the MSCI EAFE Index consisted of the following 21 developed market country indexes: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. Returns are calculated and presented net of withholding tax.

It is not possible to invest directly in an index. Index figures do not reflect sales charges, which would have resulted in lower values if they did.

1 NAV represents net asset value and POP represents public offering price.

 2 Index 1 figure as of closest month-end to fund inception date.

3 For certain types of investors as described in the Fund’s Class I share prospectus.

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7

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

▪ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses including management fees, distribution and service fees (if applicable) and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on March 1, 2007, with the same investment held until August 31, 2007.

	Account value	Ending value	Expenses paid during period
	on 3-1-07	on 8-31-07	ended 8-31-07[1]

Class A	$1,000.00	$1,070.30	$3.21

Class B	1,000.00	1,065.30	6.92

Class C	1,000.00	1,066.30	6.92

Class I	1,000.00	1,072.20	0.93

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at August 31, 2007 by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

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Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on March 1, 2007, with the same investment held until August 31, 2007. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during period
	on 3-1-07	on 8-31-07	ended 8-31-07 [1]

Class A	$1,000.00	$1,022.04	$3.13

Class B	1,000.00	1,018.44	6.76

Class C	1,000.00	1,018.44	6.76

Class I	1,000.00	1,024.24	0.91

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 0.61%, 1.33%, 1.33% and 0.17% for Class A, Class B, Class C and Class I respectively, multiplied by the average account value over the period, multiplied by the number of days in the inception period/365 or 366 (to reflect the one-half year period).

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9

Portfolio’s investments

F I N A N C I A L   S T A T E M E N T S

Securities owned by the Portfolio on 8-31-07 (unaudited)

Portfolio of investments, showing all affiliated underlying funds.

Issuer	Shares	Value

Investment companies 99.86%		$34,653,878

(Cost $33,777,900)

John Hancock Funds 17.99%		6,240,626

Greater China Opportunities* (MFC Global
Investment Management (U.S.A.) Limited) (1)	45,337	1,103,491

International Classic Value*
(Pzena Investment Management, LLC) (1)	474,343	5,137,135

John Hancock Funds II 65.94%		22,882,097

International Opportunities
(Marsico Capital Management, LLC) (1)	395,955	7,665,689

International Small Company
(Dimensional Fund Advisors, Inc.) (1)	750,525	8,653,553

International Value
(Franklin® Templeton®) (1)	333,140	6,562,855

John Hancock Funds III 15.93%		5,527,187

International Growth*
(Grantham, Mayo, Van Otterloo & Co.) (1)	216,498	5,527,187

Total investment (Cost $33,777,900) 99.86%		$34,649,910

Other assets in excess of liabilities 0.14%		$48,983

Total net assets 100.00%		$34,698,893

Percentages are stated as a percent of net assets.

(1) The underlying fund’s subadviser.

* Non-income-producing.

See notes to financial statements

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Financial statements

F I N A N C I A L   S T A T E M E N T S

Statement of assets and liabilities 8-31-07 (unaudited)

This Statement of Assets and Liabilities is the Portfolio’s balance sheet. It shows the value of what the Portfolio owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments in affiliated funds, at value (Cost $33,777,900)	$34,649,910
Receivable for investments sold	19,775
Receivable for fund shares sold	173,466
Receivable due from adviser	80,243
Total assets	34,923,394

Liabilities

Due to custodian	115,855
Payable for investments purchased	841
Payable for fund shares repurchased	75,004
Payable to affiliates
Fund administration fees	690
Transfer agent fees	12,257
Other payables and accrued expenses	19,854
Total liabilities	224,501

Net assets

Capital paid-in	$33,892,624
Accumulated undistributed net realized gain on investments	27,995
Net unrealized appreciation on investments	872,010
Undistributed net investment loss	(93,736)
Net assets	$34,698,893

Net asset value per share

Based on net asset values and shares outstanding — The Portfolio has an unlimited number of shares authorized with no par value.
Class A ($26,993,113 ÷ 2,531,068 shares)	$10.66
Class B ($1,399,561 ÷ 132,005 shares)[1]	$10.60
Class C ($5,672,511 ÷ 534,581 shares)[1]	$10.61
Class I ($633,708 ÷ 59,279 shares)	$10.69

Maximum offering price per share

Class A2 ($10.66 ÷ 95%)	$11.22

1 Redemption price is equal to net asset value less any applicable contingent deferred sales charges.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements

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F I N A N C I A L   S T A T E M E N T S

Statement of operations For the period ended 8-31-07 (unaudited)1

This Statement of Operations summarizes the Portfolio’s investment income earned and expenses incurred in operating the Portfolio. It also shows net gains (losses) for the period stated.

Investment income

Total investment income	—

Expenses

Investment management fees (Note 3)	17,046
Distribution and service fees (Note 3)	53,108
Transfer agent fees (Note 3)	23,364
Fund administration fees (Note 3)	1,342
Blue sky fees (Note 3)	70,977
Audit and legal fees	44,610
Registration and filing fees	12,422
Custodian fees	6,073
Printing and postage fees (Note 3)	2,914
Trustees’ fees (Note 3)	184
Miscellaneous	7,986

Total expenses	240,026
Less expense reductions (Note 3)	(146,290)

Net expenses	93,736

Net investment loss	(93,736)

Realized and unrealized gain

Net realized gain on investments in affiliated underlying funds	28,590
Change in net unrealized appreciation (depreciation) of
investments in affiliated underlying funds	954,037

Net realized and unrealized gain	982,627

Increase in net assets from operations	$888,891

1 Semiannual period from 3-1-07 to 8-31-07.

See notes to financial statements

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12

F I N A N C I A L   S T A T E M E N T S

Statement of changes in net assets

These Statements of Changes in Net Assets show how the value of the Portfolio’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Portfolio share transactions.

	Period	Period
	ended	ended
	2-28-07[1]	8-31-07[2]

Increase (decrease) in net assets

From operations
Net investment loss	($1,551)	($93,736)
Net realized gain (loss)	(547)	28,590
Change in net unrealized appreciation (depreciation)	(82,027)	954,037

Increase (decrease) in net assets resulting from operations	(84,125)	888,891

From Portfolio share transactions	4,651,047	29,243,080

Total increase	4,566,922	30,131,971

Net assets

Beginning of period	—	4,566,922
End of period[3]	$4,566,922	$34,698,893

1 Period from 12-29-06 (commencement of operations) to 2-28-07.

2 Semiannual period from 3-1-07 to 8-31-07. Unaudited.

3 Includes undistributed net investment loss of $0 and $93,736, respectively.

See notes to financial statements

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F I N A N C I A L   S T A T E M E N T S

Financial highlights

The Financial Highlights show how the Portfolio’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES

Period ended	2-28-07[1]	8-31-07[2]

Per share operating performance

Net asset value, beginning of period	$10.00	$9.96
Net investment loss[3]	(0.01)	(0.03)
Net realized and unrealized gain
(loss) on investments	(0.03)	0.73
Total from investment operations	(0.04)	0.70
Net asset value, end of period	$9.96	$10.66
Total return[5,6,7] (%)	(0.40)	7.03

Ratios and supplemental data

Net assets, end of period (in millions)	$3	$27
Ratio of net expenses to average
net assets[10] (%)	0.60	0.61
Ratio of gross expenses to average
net assets[9,10] (%)	8.53	1.34
Ratio of net investment loss
to average net assets[10] (%)	(0.60)	(0.61)
Portfolio turnover[7] (%)	3	2

See notes to financial statements

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F I N A N C I A L   S T A T E M E N T S

Financial highlights

CLASS B SHARES

Period ended	2-28-07[1]	8-31-07[2]

Per share operating performance

Net asset value, beginning of period	$10.00	$9.95
Net investment loss[3]	(0.02)	(0.07)
Net realized and unrealized gain
(loss) on investments	(0.03)	0.72
Total from investment operations	(0.05)	0.65
Net asset value, end of period	$9.95	$10.60
Total return[5,6,7] (%)	(0.50)	6.53

Ratios and supplemental data

Net assets, end of period (in millions)	—[8]	$1
Ratio of net expenses to average
net assets[10] (%)	1.26	1.33
Ratio of gross expenses to average
net assets[9,10] (%)	28.58	6.09
Ratio of net investment loss
to average net assets[10] (%)	(1.26)	(1.33)
Portfolio turnover[7] (%)	3	2

See notes to financial statements

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F I N A N C I A L   S T A T E M E N T S

Financial highlights

CLASS C SHARES

Period ended	2-28-07[1]	8-31-07[2]

Per share operating performance

Net asset value, beginning of period	$10.00	$9.95
Net investment loss[3]	(0.02)	(0.07)
Net realized and unrealized gain
(loss) on investments	(0.03)	0.73

Total from investment operations	(0.05)	0.66

Net asset value, end of period	$9.95	$10.61

Total return[5,6,7] (%)	(0.50)	6.63

Ratios and supplemental data

Net assets, end of period (in millions)	$1	$6
Ratio of net expenses to average
net assets[10] (%)	1.27	1.33
Ratio of gross expenses to average
net assets[9,10] (%)	18.62	2.99
Ratio of net investment loss
to average net assets[10] (%)	(1.27)	(1.33)
Portfolio turnover[7] (%)	3	2

See notes to financial statements

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F I N A N C I A L   S T A T E M E N T S

Financial highlights

CLASS I SHARES

Period ended	2-28-07[1]	8-31-07[2]

Per share operating performance

Net asset value, beginning of period	$10.00	$9.97
Net investment loss[3]	(0.00)[4]	(0.01)
Net realized and unrealized gain
(loss) on investments	(0.03)	0.73

Total from investment operations	(0.03)	0.72

Net asset value, end of period	$9.97	$10.69

Total return[5,6,7] (%)	(0.30)	7.22

Ratios and supplemental data

Net assets, end of period (in millions)	—[8]	$1
Ratio of net expenses to average
net assets[10] (%)	0.17	0.17
Ratio of gross expenses to average
net assets[9,10] (%)	25.01	8.23
Ratio of net investment loss
to average net assets[10] (%)	(0.17)	(0.17)
Portfolio turnover[7] (%)	3	2

1 Class A, Class B, Class C and Class I shares began operations on 12-29-06.

2 Semiannual period from 3-1-07 to 8-31-07. Unaudited.

3 Based on the average of the shares outstanding.

 4 Less than $(0.01) per share.

5 Assumes dividend reinvestment.

6 Total returns would have been lower had certain expenses not been reduced during the periods shown.

7 Not annualized.

8 Less than $500,000.

9 Does not take into consideration expense reductions during the periods shown.

10 Annualized.

See notes to financial statements

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Notes to financial statements (unaudited)

1. Organization

John Hancock International Allocation Portfolio (the Portfolio) is a newly organized diversified series of John Hancock Funds III (the Trust). The Trust was established as a Massachusetts business trust on June 9, 2005. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end investment management company. The investment objective of the Portfolio is to seek long term growth of capital.

The Portfolio operates as a “fund of funds,” investing in Class NAV shares of affiliated underlying funds within the John Hancock funds complex and in other permitted investments. The Portfolio may also invest in similar class NAV shares and in classes of shares of nonaffiliated funds that could have sales charges and be subject to distributor and/or Rule 12b-1 fees. The affiliated underlying funds’ accounting policies are outlined in the shareholder reports, available without charge by calling 1-800-225-5291 or on the Securities and Exchange Commission (SEC) Web site at www.sec.gov. The affiliated underlying funds are not covered by this report.

John Hancock Life Insurance Company of New York (John Hancock New York) is a wholly owned subsidiary of John Hancock Life Insurance Company (U.S.A.) (John Hancock USA). John Hancock USA and John Hancock New York are indirect wholly owned subsidiaries of The Manufacturers Life Insurance Company (Manulife), which in turn is a wholly owned subsidiary of Manulife Financial Corporation (MFC), a publicly traded company. MFC and its subsidiaries are known collectively as “Manulife Financial.”

John Hancock Investment Management Services, LLC (the Adviser), a Delaware limited liability company controlled by John Hancock USA, serves as investment adviser for the Trust and John Hancock Funds, LLC (the Distributor), a Delaware limited liability company, an affiliate of the Adviser, serves as principal underwriter.

The Board of Trustees has authorized the issuance of multiple classes of shares of the Portfolio, including classes designated as Class A, Class B, Class C and Class I shares. The shares of each class represent an interest in the same portfolio of investments of the Portfolio, and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Board of Trustees, may be applied differently to each class of shares in accordance with current regulations of the SEC and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan. Class B shares will convert to Class A shares eight years after purchase.

The Adviser and other subsidiaries of John Hancock USA owned 1,470,565, 10,000, 10,000 and 10,000 shares of beneficial interest of Class A, Class B, Class C and Class I, respectively, of the Portfolio on August 31, 2007.

2. Significant accounting policies

In the preparation of the financial statements, the Portfolio follows the policies described below. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

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Security valuation

The net asset value of the shares of Class A, Class B, Class C and Class I of the Portfolio is determined daily as of the close of the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Investments in the underlying funds are valued at their respective net asset values each business day, or at fair value as determined in good faith in accordance with procedures approved by the Trustees. Securities in the affiliated underlying funds’ portfolios are valued in accordance with their respective valuation polices, as outlined in the affiliated underlying funds’ financial statements. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. All other securities held by the portfolios are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Securities for which there are no such quotations, principally debt securities, are valued based on the valuation provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Security transactions and related investment income

Investment security transactions in the underlying funds are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned.

Dividend income and capital gain distributions from the underlying funds are recorded on the ex-dividend date.

Gains and losses on securities sold are determined on the basis of specific identified cost for both financial and federal income tax reporting purposes.

Multi-class allocations

All income, expenses (except for class-specific expenses) and realized and unrealized gains (losses) are allocated to each class of shares based upon the relative net assets of each class. Dividends to shareholders from net investment income are determined at a class level and distributions from capital gains are determined at a series level.

Expense allocation

Expenses not directly attributable to a particular Portfolio or class of shares are allocated based on the relative share of net assets of the Portfolio or share class at the time the expense was incurred. Class-specific expenses, such as transfer agency fees, blue sky fees, printing and postage fees and distribution and service fees, are accrued daily and charged directly to the respective share classes. Expenses in the Portfolio’s Statement of Operations reflect the expenses of the Portfolio and do not include any indirect expenses related to the underlying funds. Because the underlying funds have varied expense levels and the Portfolio may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred indirectly by the Portfolio will vary.

Federal income taxes

The Portfolio qualifies as a “regulated investment company” by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income. Therefore, no federal income tax provision is required.

New accounting pronouncements

In June 2006, Financial Accounting Standards Board (FASB) Interpretation No. 48, Accounting for Uncertainty in Income Taxes (the Interpretation), was issued and is effective for fiscal years beginning after December 15, 2006,

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and is to be applied to all open tax years as of the effective date. This Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return, and requires certain expanded disclosures. Management has evaluated the application of this Interpretation to the Portfolio and does not believe there is a material impact resulting from the adoption of this Interpretation on the Portfolio’s financial statements.

In September 2006, FASB Standard No. 157, Fair Value Measurements (FAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishing a framework for measuring fair value and expands disclosure about fair value measurements. Management is currently evaluating the application of FAS 157 to the Portfolio and its impact, if any, resulting from the adoption of FAS 157 on the Portfolio’s financial statements.

Distribution of income and gains

The Portfolio records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. During the period ended August 31, 2007, there were no distributions. Distributions paid by the Portfolio with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Portfolio’s financial statements as a return of capital.

Capital accounts

The Portfolio reports the undistributed net investment income and accumulated undistributed net realized gain (loss) accounts on a basis approximating amounts available for future tax distributions (or to offset future taxable realized gains when a capital loss carryforward is available). Accordingly, the Portfolio may periodically make reclassifications among certain capital accounts without affecting its net asset value.

3. Investment advisory and other agreements

Advisory fees

The Trust has entered into an Investment Advisory Agreement with the Adviser. The Adviser is responsible for managing the corporate and business affairs of the Trust and for selecting and compensating subadvisers to handle the investment of the assets of the Portfolio, subject to the supervision of the Trust’s Board of Trustees. Under the Advisory Agreement the Portfolio pays the Adviser a management fee that has two components: (a) a fee on assets invested in the funds of the Trust or other affiliated funds (Fund Assets) and (b) a fee on assets not invested in affiliated funds (Other Assets). The Portfolio pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.05% of the first $500,000,000 of the Portfolio’s Fund Assets, (b) 0.04% of the Portfolio’s Fund Assets in excess of $500,000,000, (c) 0.50% of the first $500,000,000 of the Portfolio’s Other Assets and (d) 0.49% of the Portfolio’s Other Assets in excess of $500,000,000. The Portfolio is not responsible for payment of the subadvisory fees.

Expense reimbursements

The Adviser has agreed contractually to waive advisory fees or to reimburse for Portfolio expenses to the extent that total Portfolio operating expenses exceed the percentage of average annual net assets (on an annualized basis) attributable as follows: 0.63% for Class A, 1.33% for Class B, 1.33% for Class C and 0.18% for Class I. Accordingly, the expense reductions related to this expense limitation amounted to $77,124, $20,205, $28,027 and $20,934 for Class A, Class B, Class C and Class I, respectively, for the period ended August 31, 2007. This expense reimbursement shall continue in effect until June 30, 2008 and thereafter until terminated by the Adviser on notice to the Trust.

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Administration fees

The Portfolio has an agreement with the Adviser that requires the Portfolio to reimburse the Adviser for all expenses associated with providing the administrative, financial, accounting and recordkeeping services of the Portfolio, including the preparation of all tax returns, annual, semiannual and periodic reports to shareholders and the preparation of all regulatory reports. These expenses are allocated based on the relative net assets of each class. The compensation for the period amounted to $1,342 with an effective rate of 0.01% of the Portfolio’s average daily net asset value.

Distribution plan

The Trust has a Distribution Agreement with the Distributor. The Portfolio has adopted Distribution Plans with respect to Class A, Class B and Class C, pursuant to Rule 12b-1 under the 1940 Act, to reimburse the Distributor for the services it provides as distributor of shares of the Portfolio. Accordingly, the Portfolio makes monthly payments to the Distributor at an annual rate not to exceed 0.30%, 1.00% and 1.00% of average daily net asset value of Class A, Class B and Class C, respectively. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the Financial Industry Regulatory Authority (formerly the National Association of Securities Dealers). Under the Conduct Rules, curtailment of a portion of the Portfolio’s 12b-1 payments could occur under certain circumstances.

Sales charges

Class A shares are assessed up-front sales charges of up to 5.00% of net asset value of such shares. During the period ended August 31, 2007, The Fund was informed that the Distributor received net up-front sales charges of $220,941 with regard to sales of Class A shares. Of this amount, $35,032 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $185,098 was paid as sales commissions to unrelated broker-dealers and $811 was paid as sales commissions to sales personnel of Signator Investors, Inc. (Signator Investors) a related broker-dealer, and indirect subsidiary of MFC.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge (CDSC) at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to the Distributor and are used, in whole or in part, to defray its expenses for providing distribution-related services to the Portfolio in connection with the sale of Class B and Class C shares. During the period ended August 31, 2007, CDSCs received by the Distributor amounted to $660 for Class B shares and $1,067 for Class C shares.

Transfer agent fees

The Portfolio has a Transfer Agency Agreement with John Hancock Signature Services, Inc. (Signature Services), an indirect subsidiary of MFC. For Class A, Class B, Class C and Class I shares, the Portfolio pays a monthly transfer agent fee at an annual rate of 0.05% of each class’ average daily net assets, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses. Expenses not directly attributable to a particular class of shares are aggregated and allocated to each class on the basis of its relative net asset value.

Signature Services has agreed to limit the transfer agent fees so that such fees do not exceed 0.30% annually of Class A, Class B, Class C and Class I share average daily net assets. This agreement is effective until December 31, 2007. Signature Services reserves the right to terminate this limitation in the future. Accordingly, there were no transfer agent fee reductions for Class A, Class B, Class C and Class I shares, respectively, during the period ended August 31, 2007.

International Allocation Portfolio

21

Expenses under the agreements described above for the period ended August 31, 2007, were as follows:

	Distribution and	Transfer	Blue sky	Printing and
Share class	service fees	agent fees	fees	postage fees

Class A	$31,891	$18,990	$17,424	$1,648
Class B	4,264	853	17,424	325
Class C	16,953	3,391	17,479	327
Class I	—	130	18,650	614
Total	$53,108	$23,364	$70,977	$2,914

Trustees’ fees

The Trust compensates each Trustee who is not an employee of the Adviser or its affiliates. Total Trustees’ expenses are allocated to the Portfolio based on its average daily net asset value.

4. Guarantees and indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

5. Line of credit

The Portfolio has entered into an agreement which enables it to participate in a $100 million unsecured committed line of credit with State Street Corporation. Borrowings will be made solely to temporarily finance the repurchase of capital shares. Interest is charged to the Portfolio based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.50%. In addition, a commitment fee of 0.07% per annum, payable at the end of each calendar quarter, based on the average daily-unused portion of the line of credit, is charged to the Portfolio on a prorated basis based on average net assets. For the period ended August 31, 2007, there were no borrowings under the line of credit.

International Allocation Portfolio

22

6. Capital shares

Share activities for the Portfolio for periods ended February 28, 2007 and August 31, 2007 were as follows:

	Period ended 2-28-07 [1]		Period ended 8-31-07 [2]
	Shares	Amount	Shares	Amount
Class A

Sold	326,619	$3,320,543	2,270,122	$23,658,189
Repurchased	—	—	(65,673)	(707,990)
Net increase	326,619	$3,320,543	2,204,449	$22,950,199

Class B

Sold	19,756	$198,648	126,264	$1,348,427
Repurchased	(27)	(277)	(13,988)	(149,298)
Net increase	19,729	$198,371	112,276	$1,199,129

Class C

Sold	91,833	$927,133	451,605	$4,786,857
Repurchased	—	—	(8,857)	(93,496)
Net increase	91,833	$927,133	442,748	$4,693,361

Class I

Sold	20,460	$205,000	41,507	$430,391
Repurchased	—	—	(2,688)	(30,000)
Net increase	20,460	$205,000	38,819	$400,391

Net increase	458,641	$4,651,047	2,798,292	$29,243,080

1Period from 12-29-06 (commencement of operations) to 2-28-07.

 2Semiannual period from 3-1-07 to 8-31-07. Unaudited.

7. Investment transactions

Purchases and proceeds from sales or maturities of securities, other than short-term securities, during the year ended August 31, 2007, aggregated $30,124,293 and $492,591, respectively.

The cost of investments owned on August 31, 2007, including short-term investments, for federal income tax purposes, was $33,793,336. Gross unrealized appreciation and depreciation of investments aggregated $1,038,674 and $182,100, respectively, resulting in net unrealized appreciation of $856,574. The difference between book basis  and tax basis net unrealized appreciation of investments is attributable primarily to the tax deferral of losses on certain sales of securities.

8. Investment in affiliated underlying funds

The Portfolio invests primarily in the affiliated underlying funds that are managed by affiliates of the Adviser. The Portfolio does not invest in the affiliated underlying funds for the purpose of exercising management or control. A summary of the Portfolio’s transactions in the securities of affiliated issuers is set forth below.

	Beginning			Ending
Affiliate —	Share	Shares	Shares	Share	Sale	Ending
Class NAV	Amount	Purchased	Sold	Amount	Proceeds	Value

JHF Greater China Opportunities Fund	6,802	40,471	1,936	45,337	$47,054	$1,103,491
JHF International Classic Value Fund	55,898	422,784	4,339	474,343	58,680	5,137,135
JHF II International Opportunities Fund	50,726	350,937	5,708	395,955	122,992	7,665,689
JHF II International Small Company Fund	93,498	667,563	10,536	750,525	141,977	8,653,553
JHF II International Value Fund	41,799	295,061	3,720	333,140	85,072	6,562,855
JHF III International Growth Fund	27,268	192,519	3,289	216,498	93,677	5,527,187

9. Federal income tax information

Federal income tax regulations may differ from generally accepted accounting principles and income and capital gain distributions determined in accordance with tax regulations may differ from net investment income and realized gains recognized for financial reporting purposes.

International Allocation Portfolio

23

Evaluation of Advisory and Subadvisory
Agreements by the Board of Trustees

This section describes the evaluation
by the Board of Trustees of the
Advisory Agreement and each of the
Subadvisory Agreements.

Evaluation by the Board of Trustees

The Board, including the Independent Trustees, is responsible for selecting the Trust’s Adviser, approving the Adviser’s selection of subadvisers for each of the portfolios of the Trust (the Funds) and approving the Trust’s advisory and subadvisory agreements, their periodic continuation and any amendments. Consistent with Securities and Exchange Commission (SEC) rules, the Board regularly evaluates the Trust’s advisory and subadvisory arrangements, including consideration of the factors listed below. The Board may also consider other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry) and does not treat any single factor as determinative, and each Trustee may attribute different weights to different factors. The Board is furnished with an analysis of its fiduciary obligations in connection with its evaluation and, throughout the evaluation process, the Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel. The factors considered by the Board are:

1. the nature, extent and quality of the services to be provided by the Adviser to the Trust and by the subadvisers to the Funds;

2. the investment performance of the Funds and their subadvisers;

3. the extent to which economies of scale would be realized as a Fund grows and whether fee levels reflect these economies of scale for the benefit of Trust shareholders;

4. the costs of the services to be provided and the profits to be realized by the Adviser and its affiliates (including any subadvisers that are affiliated with the Adviser) from the Adviser’s relationship with the Trust; and

5. comparative services rendered and comparative advisory and subadvisory fee rates.

The Board believes that information relating to all of these factors is relevant to its evaluation of the Trust’s advisory agreement. With respect to its evaluation of subadvisory agreements not affiliated with the Adviser, the Board believes that, in view of the Trust’s “manager of managers” advisory structure, the costs of the services to be provided and the profits to be realized by those subadvisers that are not affiliated with the Adviser from their relationship with the Trust generally are not a material factor in the Board’s consideration of these subadvisory agreements because such fees are paid by the Adviser and not by the Funds and the Board relies on the ability of the Adviser to negotiate the subadvisory fees at arm’s-length.

In evaluating subadvisory arrangements, the Board also considers other material business relationships that unaffiliated subadvisers and their affiliates have with the Adviser or its affiliates, including the involvement by certain affiliates of certain subadvisers in the distribution of financial products, including shares of the Trust, offered by the Adviser and other affiliates of the Adviser (Material Relationships).

Approval of Advisory Agreement

At its meeting on June 5, 2007, the Board, including all the Independent Trustees, approved the Advisory Agreement Amendment.

In approving the Advisory Agreement Amendment, and with reference to the factors that it regularly considers, the Board:

(1) (a) considered the high value to the Trust of continuing its relationship with JHIMS as the Trust’s adviser, the skills and competency with which JHIMS has in the past managed the Trust’s affairs and its subadvisory relationships, JHIMS’s oversight and monitoring of the subadvisers’ investment performance and compliance programs including its timeliness in responding to performance issues and the qualifications of JHIMS’ personnel,

(b) considered JHIMS’s compliance policies and procedures and its responsiveness to regulatory changes and mutual fund industry developments, and

24

(c) considered JHIMS’s administrative capabilities, including its ability to supervise the other service providers for the Funds and concluded that JHIMS may reasonably be expected to perform its services under the Advisory Agreement with respect to the International Allocation Portfolio;

(2) since there are no funds managed by the proposed Subadviser to the International Allocation Portfolio that have comparable investment objectives and policies to those of the International Allocation Portfolio, the Board considered the Subadviser’s performance in managing other portfolios in the Trust, John Hancock Funds II and John Hancock Trust and that JHIMS may reasonably be expected to ably monitor the performance of the International Allocation Portfolio and its Subadviser.

(3) reviewed the advisory fee structure and the incorporation therein of any subadvisory fee breakpoints in the advisory fees charged and concluded (i) that two of the three subadvisory breakpoints are reflected as breakpoints in the advisory fees for the International Allocation Portfolio, (ii) that the subadvisory consulting fee for DeAM is the product of arm’s-length negotiations between MFC Global and DeAM and contains breakpoints, and (iii) that, although economies of scale cannot be measured with precision, these arrangements permit shareholders of the International Allocation Portfolio to benefit from economies of scale if the assets of such fund grow;

(4) (a) reviewed the anticipated profitability of the JHIMS’s relationship with the International Allocation Portfolio in terms of the total amount of annual advisory fees it would receive with respect to the International Allocation Portfolio and whether JHIMS has the financial ability to provide a high level of services to the International Allocation Portfolio,

(b) considered that JHIMS derives reputational and other indirect benefits from providing advisory services to the New Portfolio, and

(c) noted that JHIMS will pay the subadvisory fee out of the advisory fees JHIMS will receive from the International Allocation Portfolio and concluded that the advisory fees to be paid by the Trust with respect to these funds are not unreasonable in light of such information; and

(5) The Trustees reviewed the advisory fee to be paid to the Adviser for the International Allocation Portfolio and concluded that the advisory fee to be paid to the Adviser with respect to the International Portfolio is based on services provided that are in addition to, rather than duplicative of, the services provided pursuant to the advisory agreements for the underlying portfolios of the International Portfolio and that the additional services are necessary because of the differences between the investment policies, strategies and techniques of the International Portfolio and those of its underlying portfolios.

Additional information that the Board considered for the International Portfolio is set forth in Appendix A.

Approval of Subadvisory Agreements

At its meeting on June 5, 2007, the Board, including all the Independent Trustees, approved the Subadvisory Agreements.

In making its determination with respect to the factors that its considers, the Board reviewed:

(1) information relating to each subadviser’s business, which may include information such as: business performance, representative clients, assets under management, financial stability, personnel and past subadvisory services to the Trust;

(2) the investment performance of other John Hancock Funds II and John Hancock Trust portfolios managed by MFC Global and DeAM; and

25

(3) information relating to the nature and scope of Material Relationships and their significance to the Trust’s adviser and unaffiliated subadvisers.

The Board’s decision to approve the Subadvisory Agreements was based on a number of determinations, including the following:

(1) Each Subadviser has extensive experience and demonstrated skills as a manager;

(2) With respect to each Subadviser except MFC Global, the subadvisory fees are a product of arm’s-length negotiation between the Adviser and the Subadviser and generally are competitive within the range of industry norms;

(3) Neither MFC Global nor DeAM currently managed comparable funds although the Board is generally satisfied with both MFC Global’s and DeAM’s management of other Trust portfolios which they currently subadvise; and

(4) The Material Relationships consist of arrangements in which the Subadviser (except MFC Global) or its affiliates provide advisory, distribution or management services in connection with financial products sponsored by the Trust’s adviser or its affiliates, which may include other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans, and which in no case contained elements which would cause the Board to conclude that approval of the subadvisory agreement with the Subadviser would be inappropriate.

In addition, the Trustees reviewed the subadvisory fee to be paid to MFC Global and DeAM for the International Allocation Portfolio and concluded that the subadvisory fee to be paid to MFC Global and DeAM with respect to International Allocation Portfolio is based on services provided that are in addition to, rather than duplicative of, the services provided pursuant to the subadvisory agreements for the underlying portfolios of the International Allocation Portfolio and that the additional services are necessary because of the differences between the investment policies, strategies and techniques of the International Allocation Portfolio and those of its underlying portfolios.

26

Appendix A

Performance of
Portfolio	Trust, as of	Fees and
(Subadviser)	June 5, 2007	Expenses	Comments

International	See “Comments.”	The advisory fee	The Board noted that
Allocation		for this Portfolio is	this portfolio com-
Portfolio (MFC		lower than its peer	menced operations
Global Investment		group median.	on December 29,
Management			2006 and did not
(U.S.A.) Limited)		See “Comments.”	have a complete year
of performance.

The Board further
noted that MFC
Global (U.S.A.)/MFC
Global (U.S.) do not
currently manage
a comparable fund
although they are
generally satisfied
with MFC Global
(U.S.A.)/MFC Global
(U.S.) management
of other Trust port-
folios which they
currently subadvise.

The Board noted that
based on estimates,
total expenses for
this Portfolio are
lower than the peer
group median.

27

For more information

The Portfolio’s proxy voting policies, procedures and records are available without charge, upon request:

By phone	On the Portfolio’s Web site	On the SEC’s Web site
1-800-225-5291	www.jhfunds.com/proxy	www.sec.gov

Trustees	Charles A. Rizzo	Principal distributor
Ronald R. Dion, Chairman	Chief Financial Officer	John Hancock Funds, LLC
James R. Boyle†	Gordon M. Shone	601 Congress Street
James F. Carlin	Treasurer	Boston, MA 02210-2805
John G. Vrysen
William H. Cunningham	Chief Operating Officer	Custodian
Charles L. Ladner*		State Street Bank & Trust Co.
Dr. John A. Moore*	Investment adviser	2 Avenue de Lafayette
Patti McGill Peterson*	John Hancock Investment	Boston, MA 02111
Steven R. Pruchansky	Management Services, LLC
*Members of the Audit Committee	601 Congress Street	Transfer agent
†Non-Independent Trustee	Boston, MA 02210-2805	John Hancock Signature
Services, Inc.
Officers	Subadviser	One John Hancock Way,
Keith F. Hartstein	MFC Global Investment	Suite 1000
President and	Management (U.S.A.) Limited	Boston, MA 02217-1000
Chief Executive Officer	200 Bloor Street East
Thomas M. Kinzler	Toronto, Ontario, Canada	Legal counsel
Secretary and Chief Legal Officer	M4W IE5	Kirkpatrick & Lockhart
Francis V. Knox, Jr.		Preston Gates Ellis LLP
Chief Compliance Officer		One Lincoln Street
Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com

Mail	Regular mail:	Express mail:
	John Hancock	John Hancock
	Signature Services, Inc.	Signature Services, Inc.
	One John Hancock Way, Suite 1000	Mutual Fund Image Operations
	Boston, MA 02217-1000	380 Stuart Street
Boston, MA 02116

Phone	Customer service representatives	1-800-225-5291
	EASI-Line	1-800-338-8080
	TDD line	1-800-554-6713

A listing of month-end portfolio holdings is available on our Web site, www.jhfunds.com. A more detailed portfolio holdings summary is available on a quarterly basis 60 days after the fiscal quarter on our Web site or upon request by calling 1-800-225-5291, or on the SEC’s Web site, www.sec.gov.

28

JOHN HANCOCK FAMILY OF FUNDS

Equity	INTERNATIONAL/GLOBAL
Balanced Fund	Global Opportunities Fund
Classic Value Fund	Global Shareholder Yield Fund
Classic Value Fund II	Greater China Opportunities Fund
Classic Value Mega Cap Fund	International Allocation Portfolio
Core Equity Fund	International Classic Value Fund
Growth Fund	International Core Fund
Growth Opportunities Fund	International Growth Fund
Growth Trends Fund
Intrinsic Value Fund	INCOME
Large Cap Equity Fund	Bond Fund
Large Cap Select Fund	Government Income Fund
Mid Cap Equity Fund	High Yield Fund
Multi Cap Growth Fund	Investment Grade Bond Fund
Small Cap Equity Fund	Strategic Income Fund
Small Cap Fund
Small Cap Intrinsic Value Fund	TAX-FREE
Sovereign Investors Fund	California Tax-Free Income Fund
U.S. Core Fund	High Yield Municipal Bond Fund
U.S. Global Leaders Growth Fund	Massachusetts Tax-Free Income Fund
Value Opportunities Fund	New York Tax-Free Income Fund
Tax-Free Bond Fund
ASSET ALLOCATION
Lifecycle 2010 Portfolio	MONEY MARKET
Lifecycle 2015 Portfolio	Money Market Fund
Lifecycle 2020 Portfolio
Lifecycle 2025 Portfolio	CLOSED - END
Lifecycle 2030 Portfolio	Bank and Thrift Opportunity Fund
Lifecycle 2035 Portfolio	Financial Trends Fund, Inc.
Lifecycle 2040 Portfolio	Income Securities Trust
Lifecycle 2045 Portfolio	Investors Trust
Lifecycle Retirement Portfolio	Patriot Premium Dividend Fund II
Lifestyle Aggressive Portfolio	Preferred Income Fund
Lifestyle Balanced Portfolio	Preferred Income II Fund
Lifestyle Conservative Portfolio	Preferred Income III Fund
Lifestyle Growth Portfolio	Tax-Advantaged Dividend Income Fund
Lifestyle Moderate Portfolio	Tax-Advantaged Global Shareholder Yield Fund

SECTOR
Financial Industries Fund
Health Sciences Fund
Real Estate Fund
Regional Bank Fund
Technology Fund
Technology Leaders Fund

The Fund’s investment objectives, risks, charges and expenses are included in the prospectus and should be considered carefully before investing. For a prospectus, contact your financial professional, call John Hancock Funds at 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com. Please read the prospectus carefully before investing or sending money.

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds. com

Now available: electronic delivery
www.jhfunds. com/edelivery

This report is for the information of the shareholders of John Hancock International Allocation Portfolio.

It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

318SA 8/07
10/07

John Hancock

MUTUAL FUNDS

John Hancock
Global Shareholder Yield Fund

Semiannual Report
8.31.07

Your fund at a glance

Managers’ report
page 2

A look at performance
page 6

Your expenses
page 8

Fund’s investments
page 10

Financial statements
page 14

Notes to financial
statements
page 22

For more information
page 36

CEO corner

To Our Shareholders,

Volatility returned to the U.S. stock market in the six-month period ended August 31, 2007; however, stocks still posted a strong gain of 5.70%, as measured by the Standard & Poor’s 500 Index. The market experienced a particularly sharp downturn in August, as the subprime mortgage market’s woes increased. Rising defaults and an ensuing credit crunch caused heightened fears about their potential impact on U.S. economic growth. Foreign markets felt some ripple effects from the subprime issue, but they continued nonetheless to benefit from solid economic growth and outperformed the U.S. market in this period.

During this period of volatility, the U.S. stock market also passed a significant milestone — the broad Standard & Poor’s 500 Index climbed beyond the record it had set seven years ago. From its peak in March 2000, the stock market spiraled downward three consecutive years, bottoming in 2002. The upturn began in 2003, and the market has advanced each year since, finally setting a new high for the first time on May 30, 2007. During that period, the S&P 500 Index experienced five significant short-term sell-offs of 6% or more, with the August subprime-induced meltdown being the most recent.

This nearly complete market cycle highlights the importance of two investment principles you have heard us speak of often: diversification and patience. By allocating your investments among different asset classes, investment styles and portfolio managers, you are likely to be well represented through all phases of a complete market cycle, with the winners helping to cushion the fall of the losers.

The challenge for investors with a diversified portfolio is to properly evaluate your investments to tell the difference between an underperforming manager and an out-of-favor style, while also understanding the role each investment plays in your portfolio. That’s where your financial professional can provide true value. He or she can help you make those assessments and also counsel patience, because a properly diversified portfolio by its very nature will typically have something lagging or out of favor — a concept that can be difficult to live with, but necessary to embrace. If everything in your portfolio is “working,” then you are not truly diversified, but rather are leveraged to the current market and the flavor of the day. If so, you are bound to be out of step in the near future.

The recent volatility in the securities markets has prompted many investors to question how long this type of market cycle will last. History tells us it will indeed end and that when it does, today’s leaders may well turn into laggards and vice versa. The subprime mortgage market woes are just the latest example of why investors should be both patient and well-diversified. For with patience and a diversified portfolio, it could be easier to weather the market’s twists and turns and reach your long-term goals.

Sincerely,

Keith F. Hartstein,
President and Chief Executive Officer

This commentary reflects the CEO’s views as of August 31, 2007. They are subject to change at any time.

Your fund at a glance

The Fund seeks to provide a high level of income. Capital appreciation is a secondary investment objective. The Fund will seek to achieve its objective by investing in a diversified portfolio of global equity securities that have a history of attractive dividend yields and positive growth in free cash flow. Under normal circumstances, the Fund invests at least 80% of its total assets in equity securities of dividend-paying companies located throughout the world.

Since inception

► Stocks performed well despite the U.S. housing slowdown and subprime credit crunch; global economic growth remained healthy.

► The Fund invested in companies worldwide with a history of attractive dividend yields and positive growth in free cash flow to provide tax-advantaged income and capital appreciation potential in a globally diversified portfolio.

► Many of the portfolio's leading contributors were in the utility and telecommunication services sectors, while several of the largest detractors were energy and industrial holdings.

Total returns for the Fund are at net asset value with all distributions reinvested. These returns do not reflect the deduction of the maximum sales charge, which would reduce the performance shown above.

Top 10 holdings
Windstream Corp.	2.0%	Citizens Communications Company	2.0%

Duke Energy Corp.	2.0%	E.I. Du Pont de Nemours & Company	2.0%

AllianceBernstein Holding LP	2.0%	AT&T, Inc.	1.9%

RWE AG	2.0%	Enel SpA	1.8%

Reynolds American, Inc.	2.0%	Verizon Communications, Inc.	1.8%

As a percentage of net assets on August 31, 2007.

1

Managers’ report

John Hancock
Global Shareholder Yield Fund

Despite a bumpy ride, stocks managed positive returns during the six months ended August 31, 2007, when the S&P/Citigroup Broad Market Index-World Equity Index rose 6.34% . It was a volatile period in which many U.S. and foreign stock indexes reached all-time highs, before sliding sharply in July and August on worry about the effect of subprime housing woes in the United States on economic growth.

Indeed, tighter credit standards and lower home prices caused many analysts to slash their future growth estimates for the world’s leading economy. But despite questions about the United States, economies in Europe and Asia appeared to be healthy. Prior to the trouble in the U.S. subprime mortgage market, foreign central banks had been raising interest rates in an effort to keep their economies from overheating. Rapid growth was also evident among many emerging-market countries. As a result, emerging-market shares outperformed those of developed economies for the six months. Looking at returns by style, growth beat value across all capitalization ranges among both foreign and domestic shares, as measured by the Russell indexes.

Performance

From the Fund’s March 1, 2007 inception to August 31, 2007, John Hancock Global Shareholder Yield Fund’s Class A, Class B, Class C, Class I and Class R1 shares posted total returns of 5.50%, 5.15%,

SCORECARD

INVESTMENT		PERIOD’S PERFORMANCE... AND WHAT’S BEHIND THE NUMBERS
Southern Copper	▲	Top contributor enjoyed rising copper prices and low production costs
ABN AMRO	▲	Dutch financial services giant was the subject of a bidding war
Tomkins	▼	Hurt by exposure to U.S. housing and automotive industries, as well as currency effect of weaker dollar

2

Portfolio Managers, Epoch Investment Partners, Inc.
William W. Priest, CFA, CPA, Eric Sappenfield, Michael A. Welhoelter, CFA,
Daniel Geber and David N. Pearl

5.15%, 5.82% and 5.40%, respectively, at net asset value. That compares with the 6.34% return of the S&P/Citigroup Broad Market Index-World Equity Index and the 7.12% average return of the world stock funds tracked by Morningstar, Inc.1 Keep in mind that your net asset value return will be different from the Fund’s performance if you were not invested for the entire period or did not reinvest all Fund distributions.

“Despite a bumpy ride, stocks
managed positive returns
during the six months ended
August 31, 2007…”

Process

We search the globe for firms generating sustainable free cash flow that is returned to shareholders in the form of dividend payouts, share buybacks or debt paydowns (shareholder yield). The focus on shareholder yield is predicated on the belief that the price-earnings multiple expansion that drove stock market returns in the 1980s and 1990s, when interest rates were trending lower, will not play as significant a role in market returns going forward. As the contribution from multiple expansion declines, dividend payouts and earnings growth (the other factors in equity returns) become more significant. We seek to produce a sustainable return by investing in a portfolio of companies throughout the world with a history of attractive dividend yields and positive growth in free cash flow. We believe this strategy will provide shareholders a globally diversified portfolio offering a unique combination of tax-advantaged income and capital appreciation potential.

In terms of portfolio construction, we build the portfolio stock by stock, buying what we believe are superior individual securities according to our measure of shareholder yield. As a result, while we are benchmark aware, the portfolio’s sector and country weightings are byproducts of our search for individual companies offering attractive cash flow and yield

Global Shareholder Yield Fund

3

characteristics. We believe that owning such companies will provide the best performance over time for our shareholders.

Key contributors

The portfolio’s focus on free cash flow naturally points it toward utility and telecommunication services firms, which were home to several of the portfolio’s leading contributors to return, including German utility RWE AG; Verizon Communications, Inc.; Manitoba Telecom Services, Inc.; and the Yellow Pages Income Fund, among others. Generally speaking, these companies are attractive because of their histories of using generous free cash flow to pay dividends, buy back shares and/or pay down debt.

Nevertheless, the top two contributors to performance were mining firm Southern Copper and ABN AMRO Holdings NV, the Dutch-based financial services giant. ABN was the subject of a bidding war during the period, making it a leading contributor to results for the six months.

Southern Copper was attractive due to its significant free cash flow and dividend yield in excess of 6% as of August 31. The world’s number-three copper producer enjoyed significant revenue growth in recent quarters on strong global demand and low production costs relative to current prices. The resulting excess free cash flow continues to be returned to shareholders through high dividend payments.

SECTOR DISTRIBUTION[2]
Communications	30%
Utilities	13%
Consumer non-cyclical	12%
Financial	11%
Energy	9%
Industrial	5%
Basic materials	3%
Diversified	1%
Technology	1%
Consumer cyclical	0.5%

Leading detractors

Several of the Fund’s leading detractors from performance were in the industrials and energy sectors; in addition, the portfolio’s financial holdings produced slightly negative results. Notable detractors from returns in these sectors included industrial firms Veidekke ASA and Tomkins PLC, as well as energy holding Great Plains Energy, Inc. British auto parts and construction materials manufacturer Tomkins, for example, has been hurt by the slowdown in U.S. housing and automotive industries, as well as currency effects from the weaker dollar. Nevertheless, we like the fact that the company continues to grow outside of the United States, pay a dividend of approximately 6% and optimize its balance sheet by selling off non-core business units.

Global Shareholder Yield Fund

4

In addition, the Fund’s financials shares had a slightly negative return, as the entire sector was weighed down by worry about exposure to subprime loans, either directly through loan portfolios or through underwriting and brokerage businesses. We have a relatively small holding in this sector because of our emphasis on free cash flow and transparency of financial statements. As a result, our approach to business analysis pointed us away from subprime exposure and kept us underweight in the sector as a whole, helping mitigate the effect of financials’ poor performance.

“The portfolio’s focus on free cash

flow naturally points it toward

utility and telecommunication

services firms, which were home

to several of the portfolio’s

leading contributors to return…”

Outlook

Going forward, we expect an increase in home loan defaults and foreclosures in the U.S. to lead to tighter lending standards and declining consumer sentiment. This is likely to weigh on consumer spending, the job market and, ultimately, on U.S. economic growth. Against that backdrop, we would expect financial market volatility to continue. But while U.S. growth is likely to slow, the global economy appears on solid footing. Regional economies are growing at a healthy clip, and rising living standards for literally billions of people around the globe remain a key support for growth going forward. It is our belief that a global focus on high-quality companies with what we consider to be superior shareholder yield characteristics — abundant free cash flow with a history of creating shareholder value — has the potential to give positive performance in these uncertain times.

This commentary reflects the views of the portfolio managers through the end of the Fund’s period discussed in this report. The managers’ statements reflect their own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

International investing involves special risks such as political, economic and currency risks and differences in accounting standards and financial reporting.

1 Figures from Morningstar, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

2 As a percentage of net assets on August 31, 2007.

Global Shareholder Yield Fund

5

A look at performance

For the periods ended August 31, 2007

			Cumulative total returns
			with maximum sales charge (POP)

	Inception		Since
Class	date	6-month	inception

A	3-1-07	0.19%	0.19%

B	3-1-07	0.15	0.15

C	3-1-07	4.15	4.15

I1	3-1-07	5.82	5.82

R1 [1]	3-1-07	5.40	5.40

Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect maximum sales charge on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class I and Class R1 shares.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available Prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. A portion of the waivers and expense limitations are contractual at least until 02-29-08. The net expenses are as follows: Class A — 1.55%, Class B — 2.25%, Class C — 2.25%, Class I — 1.10%, Class R1 — 1.40% . Had the fee waivers and expense limitations not been in place, the gross expenses would be as follows: Class A — 1.65%, Class B — 2.58%, Class C — 2.41%, Class I — 1.26%, Class R1 — 2.53% .

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month-end, please call 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund’s performance results reflect any applicable expense reductions, without which the expenses increase and results would have been less favorable.

Performance is calculated with an opening price (prior day’s close) on the inception date.

1 For certain types of investors as described in the Fund’s Class I and Class R1 share prospectuses.

Global Shareholder Yield Fund

6

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in Global
Shareholder Yield Fund Class A shares for the period indicated. For comparison, we’ve shown the same investment in the S&P 500/Citigroup BMI World Index.

		Without	With maximum
Class	Period beginning	sales charge	sales charge	Index

B	3-1-07	$10,515	$10,015	$10,634

C	3-1-07	10,515	10,415	10,634

I2	3-1-07	10,582	10,582	10,634

R1 [2]	3-1-07	10,540	10,540	10,634

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the fund’s Class B, Class C , Class I and Class R1 shares, respectively, as of August 31, 2007. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

S&P 500/Citigroup BMI World is an unmanaged subset of the BMI Global Index that reflects the stock markets of over 30 countries and over 9,000 securities with values expressed in U.S. dollars. The BMI World Index represents the developed market portion of the broader index.

It is not possible to invest directly in an index. Index figures do not reflect sales charges, which would have resulted in lower values if they did.

1 NAV represents net asset value and POP represents public offering price.

2 For certain types of investors as described in the Fund’s Class I and Class R1 share prospectuses.

Global Shareholder Yield Fund

7

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

■ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

■ Ongoing operating expenses including management fees, distribution and service fees (if applicable) and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on March 1, 2007, with the same investment held until August 31, 2007.

	Account value	Ending value	Expenses paid during period
	on 3-1-07	on 8-31-07	on 8-31-07[1]

Class A	$1,000.00	$1,055.00	$7.03

Class B	1,000.00	1,051.50	11.19

Class C	1,000.00	1,051.50	11.14

Class I	1,000.00	1,058.20	5.48

Class R1	1,000.00	1,054.00	8.36

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at August 31, 2007 by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Global Shareholder Yield Fund

8

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on March 1, 2007, with the same investment held until August 31, 2007. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during period
	on 3-1-07	on 8-31-07	on 8-31-07 [1]

Class A	$1,000.00	$1,018.30	$6.90

Class B	1,000.00	1,014.23	10.99

Class C	1,000.00	1,014.28	10.94

Class I	1,000.00	1,019.81	5.38

Class R1	1,000.00	1,016.99	8.21

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.36%, 2.17%, 2.16%, 1.06% and 1.62% for Class A, Class B, Class C, Class I and Class R1, respectively, multiplied by the average account value over the period, multiplied by number of days in most recent fiscal half-year/365 or 366 (to reflect the one-half year period).

Global Shareholder Yield Fund

9

F I N A N C I A L  S T A T E M E N T S

Fund’s investments

Securities owned by the Fund on 8-31-07 (unaudited)

This schedule is divided into two main categories: common stocks and repurchase agreements. Common stocks are further broken down by country. Repurchase agreements, which represent the Fund’s cash position, are listed last.

Issuer	Shares	Value

Common stocks 86.83%		$29,906,242

(Cost $29,930,328)

Australia 6.05%		2,084,260

APN News & Media, Ltd.	97,500	437,599

Australia and New Zealand Banking Group, Ltd.	6,700	158,656

John Fairfax Holdings, Ltd.	132,900	503,172

Macquarie Infrastructure Group, Ltd.	31,493	84,726

NRMA Insurance Group, Ltd.	75,900	311,664

St George Bank, Ltd.	15,000	419,736

Westpac Banking Corp., Ltd.	7,600	168,707

Austria 1.09%		374,933

Telekom Austria AG	14,500	374,933

Belgium 2.85%		982,759

Belgacom SA	12,500	549,138

Fortis Group SA	3,300	121,189

Interbrew	3,800	312,432

Canada 3.35%		1,154,432

Manitoba Telecom Services, Inc.	11,000	514,535

TransAlta Corp.	4,400	124,571

Yellow Pages Income Fund	39,900	515,326

China 0.21%		73,103

PetroChina Company, Ltd., Class H	50,000	73,103

Finland 0.98%		336,793

Fortum Corp. Oyj	10,150	336,793

France 3.73%		1,283,030

France Telecom SA	19,400	585,123

PagesJaunes Groupe SA	14,300	289,748

Vivendi SA	10,000	408,159

Germany 1.96%		675,419

RWE AG	6,000	675,419

See notes to financial statements

Global Shareholder Yield Fund

10

F I N A N C I A L  S T A T E M E N T S

Issuer	Shares	Value
Hong Kong 0.17%		$58,582

Vitasoy International Holdings, Ltd.	138,000	58,582

Ireland 1.25%		429,842

Independent News & Media PLC	56,600	265,854

Irish Life & Permanent PLC — London	1,200	29,877

Irish Life & Permanent PLC	5,400	134,111

Italy 6.20%		2,136,296

Enel SpA	60,200	622,840

Eni SPA, SADR	4,900	338,002

Mondadori (Arnoldo) Editore SpA	33,800	319,189

T.E.R.N.A SpA	144,000	511,042

Telecom Italia SpA	121,900	345,223

Malaysia 0.21%		71,840

British American Tobacco Malaysia BHD	6,000	71,840

Netherlands 0.90%		308,918

ABN AMRO Holdings NV	3,000	139,604

Wolters Kluwer NV	5,800	169,314

Norway 2.22%		763,582

Statoil ASA, ADR	17,800	512,284

Veidekke ASA	27,400	251,298

Philippines 0.38%		129,206

Philippine Long Distance Telephone Company, SADR	2,200	129,206

Singapore 0.99%		342,200

Singapore Press Holdings, Ltd.	120,000	342,200

Sweden 0.50%		172,899

Swedish Match AB	8,900	172,899

Switzerland 1.52%		523,723

Nestle SA	1,200	523,723

Taiwan 0.73%		250,598

Far EasTone Telecommunications Co., Ltd. (c)	208,000	250,598

United Kingdom 7.66%		2,639,179

Barclays PLC	21,100	261,599

De La Rue PLC *	7,560	113,839

Diageo PLC, SADR	6,000	512,520

GKN PLC	22,600	168,307

Legal & General Group PLC	59,400	174,276

Lloyds TSB Group PLC	30,670	337,651

National Grid PLC, ADR	28,300	424,199

Tomkins PLC	69,400	334,872

Vodafone Group PLC	96,500	311,916

See notes to financial statements

Global Shareholder Yield Fund

11

F I N A N C I A L  S T A T E M E N T S

Issuer	Shares	Value
United States 43.88%		$15,114,648

AllianceBernstein Holding LP *	8,200	677,402

Altria Group, Inc.	4,800	333,168

AT&T, Inc.	16,300	649,881

Automatic Data Processing, Inc.	7,100	324,754

Ball Corp.	8,000	419,040

Bank of America Corp.	6,400	324,352

Bristol-Myers Squibb Company	12,500	364,375

CBS Corp., Class B	10,300	324,553

Citizens Communications Company	45,700	663,107

ConocoPhillips	4,000	327,560

DaVita, Inc. *	2,800	161,056

Diamond Offshore Drilling, Inc.	1,600	168,256

Duke Energy Corp.	37,000	678,580

E.I. Du Pont de Nemours & Company	13,600	663,000

GateHouse Media, Inc.	19,800	257,796

General Electric Company	12,800	497,536

General Maritime Corp.	4,100	106,026

Great Plains Energy, Inc.	17,400	493,116

Health Care Property Investors, Inc., REIT	4,900	149,058

Idearc, Inc.	14,700	501,711

Iowa Telecommunications Services, Inc.	6,000	111,060

Magellan Midstream Partners LP	7,900	339,700

ONEOK Partners LP	7,800	499,122

Packaging Corp. of America	12,800	333,440

Pfizer, Inc.	12,400	308,016

Progress Energy, Inc.	10,700	490,916

Reynolds American, Inc.	10,100	667,812

Southern Copper Corp.	4,800	505,200

Spectra Energy Corp.	10,700	248,775

TECO Energy, Inc.	20,800	329,472

Telecom Corporation of New Zealand	13,500	327,240

The Laclede Group, Inc.	3,800	124,032

The Southern Company	9,100	322,959

US Bancorp	14,500	469,075

UST, Inc.	10,100	497,728

Verizon Communications, Inc.	14,600	611,448

Westar Energy, Inc.	6,600	160,314

Windstream Corp.	47,900	684,012

See notes to financial statements

Global Shareholder Yield Fund

12

F I N A N C I A L  S T A T E M E N T S

	Principal
Issuer, description, maturity date	amount	Value

Repurchase agreements 14.36%		$4,946,000
(Cost $4,946,000)

Repurchase Agreement with State Street Corp. dated
8-31-07 at 4.60% to be repurchased at $4,948,528
on 9-4-07, collateralized by $5,230,000 Federal
Home Loan Mortgage Corp., 4% due 6-12-13
(valued at $5,046,950, including interest)	$4,946,000	4,946,000

Total investments (Cost $34,876,328) 101.19%		$34,852,242

Liabilities in excess of other assets (1.19%)		(409,171)

Total net assets 100.00%		$34,443,071

Percentages are stated as a percent of net assets.

ADR American Depositary Receipt.

SADR Sponsored American Depositary Receipts.

* Non-Income Producing.

(c) Investment is an affiliate of the Trust’s advisor or subadvisor.

See notes to financial statements

Global Shareholder Yield Fund

13

F I N A N C I A L   S T A T E M E N T S

Financial statements

Statement of assets and liabilities 8-31-07 (unaudited)

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value per share and the maximum offering price per share.

Assets

Investments, at value (Cost $29,930,328)	$29,906,242
Repurchase agreement, at value (Cost $4,946,000)	4,946,000
Total investments, at value (Cost $34,876,328)	34,852,242
Cash	955
Foreign currency, at value (Cost $29,300)	29,312
Receivable for investments sold	155,769
Receivable for fund shares sold	648,656
Dividends and interest receivable	103,348
Receivable due from adviser	10,898
Other assets	10,196

Total assets	35,811,376

Liabilities

Payable for investments purchased	1,283,837
Payable for fund shares repurchased	9,812
Payable to affiliates
Fund administration fees	1,609
Transfer agent fees	13,135
Distribution and service fees	260
Other payables and accrued expenses	59,652

Total liabilities	1,368,305

Net assets

Capital paid-in	$34,177,585
Accumulated undistributed net realized gain on investments	33,828
Net unrealized depreciation on investments	(23,411)
Undistributed net investment income	255,069

Net assets	$34,443,071

Net asset value per share

Based on net asset values and shares outstanding — The Fund has an unlimited number of shares authorized with no par value.
Class A ($27,591,303 ÷ 2,639,542 shares)	$10.45
Class B ($1,045,817 ÷ 100,159 shares)[1]	$10.44
Class C ($3,028,396 ÷ 289,963 shares)[1]	$10.44
Class I ($2,672,184 ÷ 255,324 shares)	$10.47
Class RI ($105,371 ÷ 10,087 shares)	$10.45

Maximum offering price per share

Class A2 ($10.45 ÷ 95%)	$11.00

1 Redemption price is equal to net asset value less any applicable contingent deferred sales charges.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements

Global Shareholder Yield Fund

14

F I N A N C I A L  S T A T E M E N T S

Statement of operations For the period ended 8-31-07 (unaudited)1

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends	$664,762
Interest	67,373
Less foreign taxes withheld	(39,343)

Total investment income	692,792

Expenses

Investment management fees (Note 3)	113,834
Distribution and service fees (Note 3)	41,409
Transfer agent fees (Note 3)	20,899
Fund administration fees (Note 3)	2,252
Blue sky fees (Note 3)	41,026
Custodian fees	23,097
Audit and legal fees	20,697
Printing and postage fees (Note 3)	4,053
Registration and filing fees	1,304
Trustees’ fees (Note 3)	378
Miscellaneous	143
Total expenses	269,092
Less expense reductions (Note 3)	(100,371)

Net expenses	168,721

Net investment income	524,071

Realized and unrealized gain (loss)

Net realized gain on
Investments	12,158
Foreign currency transactions	21,670
33,828

Change in net unrealized appreciation (depreciation) of
Investments	(24,086)
Translation of assets and liabilities in foreign currencies	675
(23,411)

Net realized and unrealized gain	10,417
Increase in net assets from operations	$534,488

[1] Semiannual period from 3-1-07 (commencement of operations) to 8-31-07.

See notes to financial statements

Global Shareholder Yield Fund

15

F I N A N C I A L   S T A T E M E N T S

Statement of changes in net assets

This Statement of Changes in Net Assets shows how the value of the Fund’s net assets has changed since inception. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

Period
ended
8-31-07[1]
Increase (decrease) in net assets

From operations
Net investment income	$524,071
Net realized gain	33,828
Change in net unrealized appreciation (depreciation)	(23,411)
Increase in net assets resulting from operations	534,488
Distributions to shareholders
From net investment income
Class A	(231,809)
Class B	(5,562)
Class C	(15,088)
Class I	(15,624)
Class R1	(919)

Total distributions	(269,002)

From Fund share transactions	34,177,585

Total increase	34,443,071

Net assets

Beginning of period	—
End of period[2]	$34,443,071

1 Semiannual period from 3-1-07 (commencement of operations) to 8-31-07. Unaudited.

2 Includes undistributed net investment income of $255,069.

See notes to financial statements

Global Shareholder Yield Fund

16

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS A SHARES

Period ended	8-31-07[1,2]

Per share operating performance

Net asset value, beginning of period	$10.00
Net investment income[3]	0.24
Net realized and unrealized
gain on investments	0.31
Total from investment operations	0.55
Less distributions
From net investment income	(0.10)
Net asset value, end of period	$10.45
Total return[4,5] (%)	5.50[6]

Ratios and supplemental data

Net assets, end of period
(in millions)	$28
Ratio of net expenses to average
net assets (%)	1.36[7]
Ratio of gross expenses to average
net assets (%)	1.94[7,8]
Ratio of net investment income
to average net assets (%)	4.50[7]
Portfolio turnover (%)	19[6]

See notes to financial statements

Global Shareholder Yield Fund

17

F I N A N C I A L   S T A T E M E N T S

Financial highlights

CLASS B SHARES

Period ended	8-31-07[1,2]

Per share operating performance

Net asset value, beginning of period	$10.00
Net investment income[3]	0.16
Net realized and unrealized
gain on investments	0.36
Total from investment operations	0.52
Less distributions
From net investment income	(0.08)
Net asset value, end of period	$10.44
Total return[4,5] (%)	5.15[6]

Ratios and supplemental data

Net assets, end of period
(in millions)	$1
Ratio of net expenses to average
net assets (%)	2.17[7]
Ratio of gross expenses to average
net assets (%)	5.87[7,8]
Ratio of net investment income
to average net assets (%)	3.19[7]
Portfolio turnover (%)	19[6]

See notes to financial statements

Global Shareholder Yield Fund

18

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS C SHARES

Period ended	8-31-07[1,2]
Per share operating performance

Net asset value, beginning of period	$10.00
Net investment income[3]	0.17
Net realized and unrealized
gain on investments	0.35
Total from investment operations	0.52
Less distributions
From net investment income	(0.08)
Net asset value, end of period	$10.44
Total return[4,5] (%)	5.15[6]

Ratios and supplemental data

Net assets, end of period
(in millions)	$3
Ratio of net expenses to average
net assets (%)	2.16[7]
Ratio of gross expenses to average
net assets (%)	3.76[7,8]
Ratio of net investment
gain to average net assets (%)	3.32[7]
Portfolio turnover (%)	19[6]

See notes to financial statements

Global Shareholder Yield Fund

19

F I N A N C I A L   S T A T E M E N T S

Financial highlights

CLASS I SHARES

Period ended	8-31-07[1,2]
Per share operating performance

Net asset value, beginning of period	$10.00
Net investment income[3]	0.21
Net realized and unrealized
gain on investments	0.37
Total from investment operations	0.58
Less distributions
From net investment income	(0.11)
Net asset value, end of period	$10.47
Total return[4,5] (%)	5.82[6]

Ratios and supplemental data

Net assets, end of period
(in millions)	$3
Ratio of net expenses to average
net assets (%)	1.06[7]
Ratio of gross expenses to average
net assets (%)	3.22[7,8]
Ratio of net investment income
to average net assets (%)	4.03[7]
Portfolio turnover (%)	19[6]

See notes to financial statements

Global Shareholder Yield Fund

20

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS R1 SHARES

Period ended	8-31-07[1,2]
Per share operating performance

Net asset value, beginning of period	$10.00
Net investment income[3]	0.23
Net realized and unrealized
gain on investments	0.31
Total from investment operations	0.54
Less distributions
From net investment income	(0.09)
Net asset value, end of period	$10.45
Total return[4,5] (%)	5.40[6]

Ratios and supplemental data

Net assets, end of period
(in millions)	—[9]
Ratio of net expenses to average
net assets (%)	1.62[7]
Ratio of gross expenses to average
net assets (%)	19.01[7,8]
Ratio of net investment income
to average net assets (%)	4.41[7]
Portfolio turnover (%)	19[6]

1 Semiannual period from 3-1-07 to 8-31-07. Unaudited.

2 Class A, Class B, Class C, Class I and Class R1 shares began operations on 3-1-07.

3 Based on the average of the shares outstanding.

4 Assumes dividend reinvestment.

5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

6 Not annualized.

7 Annualized.

8 Does not take into consideration expense reductions during the periods shown.

9 Less than $500,000.

See notes to financial statements

Global Shareholder Yield Fund

21

Notes to financial statements (unaudited)

1. Organization

John Hancock Global Shareholder Yield Fund (the Fund) is a newly organized diversified series of John Hancock Funds III (the Trust). The Trust was established as a Massachusetts business trust on June 9, 2005. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end investment management company. The primary objective of the Fund is to seek to provide a high level of income. Capital appreciation is a secondary investment objective.

John Hancock Life Insurance Company of New York (John Hancock New York) is a wholly owned subsidiary of John Hancock Life Insurance Company (U.S.A.) (John Hancock USA). John Hancock USA and John Hancock New York are indirect wholly owned subsidiaries of The Manufacturers Life Insurance Company (Manulife), which in turn is a wholly owned subsidiary of Manulife Financial Corporation (MFC), a publicly traded company. MFC and its subsidiaries are known collectively as “Manulife Financial.”

John Hancock Investment Management Services, LLC (the Adviser), a Delaware limited liability company, controlled by John Hancock USA, serves as investment adviser for the Trust and John Hancock Funds, LLC (the Distributor), a Delaware limited liability company, an affiliate of the Adviser, serves as principal underwriter.

The Board of Trustees has authorized the issuance of multiple classes of shares of the Fund, including classes designated as Class A, Class B, Class C, Class I, Class R1 and Class NAV shares. The shares of each class represent an interest in the same portfolio of investments of the Fund, and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Board of Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class that bear distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan. Class B shares will convert to Class A eight years after purchase.

The Adviser and other subsidiaries of John Hancock USA owned 1,460,000, 10,000, 10,000, 10,000 and 10,000 shares of beneficial interest of Class A, Class B, Class C, Class I and Class R1, respectively, of the Fund on August 31, 2007.

2. Significant accounting policies

In the preparation of the financial statements, the Fund follows the policies described below. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

Security valuation

The net asset value of the shares of Class A, Class B, Class C, Class I and Class R1 of the Fund is determined daily as of the close of the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. Short-term debt instruments with remaining maturities of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. All other securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on a principal securities exchange (domestic or foreign) on which they trade or, lacking

Global Shareholder Yield Fund

22

any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Securities for which there are no such quotations, principally debt securities, are valued based on the valuation provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Other assets and securities for which no such quotations are readily available are valued at their fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of a Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will then be valued at their fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Repurchase agreements

The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement through its custodian, it receives delivery of securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is generally at least 102% of the repurchase amount. The Fund will take constructive receipt of all securities underlying the repurchase agreements it has entered into until such agreements expire. If the seller defaults, the Fund would suffer a loss to the extent that proceeds from the sale of underlying securities were less than the repurchase amount. The Fund may enter into repurchase agreements maturing within seven days with domestic dealers, banks or other financial institutions deemed to be creditworthy by the Adviser. Collateral for certain tri-party repurchase agreements is held at the custodian bank in a segregated account for the benefit of the Fund and the counterparty.

Foreign currency transactions

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(1) market value of securities, other assets and other liabilities at the current rate of exchange at period end of such currencies against U.S. dollars; and

(2) purchases and sales of securities, income and expenses at the rate of exchange quoted on the respective dates of such transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

The Fund may be subject to capital gains and repatriation taxes imposed by certain countries in which the Fund invests. Such taxes are generally based upon income and/or capital gains earned or repatriated. Taxes are accrued based upon net investment income, net realized gains and net unrealized appreciation.

Investing in securities of foreign companies and foreign governments involves special risks and consideration not typically associated with investing in securities of domestic companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic

Global Shareholder Yield Fund

23

developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of the United States.

Security transactions and related investment income

Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date. Foreign dividends are recorded on the ex-date or when the Fund becomes aware of the dividends from cash collections. Discounts/ premiums are accreted/amortized for financial reporting purposes. Non-cash dividends are recorded at the fair market value of the securities received. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful, based upon consistently applied procedures.

From time to time, the Fund may invest in Real Estate Investment Trusts (REITs) and, as a result, will estimate the components of distributions from these securities. Distributions from REITs received in excess of income are recorded as a reduction of cost of investments and/or as a realized gain.

The Fund uses the First In, First Out method for fixed income securities and Highest Cost, First Out for all other securities for determining realized gain or loss on investments for both financial and federal income tax reporting purposes.

Multi-class allocations

All income, expenses (except for class-specific expenses) and realized and unrealized gains (losses) are allocated to each class of shares based upon the relative net assets of each class. Dividends to shareholders from net investment income are determined at a class level and distributions from capital gains are determined at a Fund level.

Expense allocation

Expenses are allocated based on the relative share of net assets of the Fund at the time the expense was incurred. Class-specific expenses, such as distribution (Rule 12b-1) fees, are accrued daily and charged directly to the respective share classes.

Futures

The Fund may purchase and sell financial futures contracts and options on those contracts. The Fund invests in contracts based on financial instruments such as U.S. Treasury Bonds or Notes or on securities indices such as the Standard & Poor’s 500 Index, in order to hedge against a decline in the value of securities owned by the Fund.

Initial margin deposits required upon entering into futures contracts are satisfied by the delivery of specific securities or cash as collateral to the broker (the Funds’ agent in acquiring the futures position). If the position is closed out by taking an opposite position prior to the settlement date of the futures contract, a final determination of variation margin is made, cash is required to be paid to or released by the broker and the Fund realizes a gain or loss.

If the position is closed out by taking an opposite position prior to the settlement date of the futures contract, a final determination of variation margin is made, cash is required to be paid to or released by the broker, and the Fund realizes a gain or loss.

When the Fund sells a futures contract based on a financial instrument, the Fund becomes obligated to deliver that kind of instrument at an agreed upon date for a specified price. The Fund realizes a gain or loss depending on whether the price of an offsetting purchase is less or more than the price of the initial sale or on whether the price of an offsetting sale is more or less than the price of the initial purchase. The Fund could be exposed to risks if it could not close out futures positions because of an illiquid secondary market or the inability of counterparties to meet the terms of their contracts. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The

Global Shareholder Yield Fund

24

Fund had no open financial futures contracts on August 31, 2007.

Forward foreign currency contracts

The Fund may purchase and sell forward foreign currency contracts in order to hedge a specific transaction or Fund position. Forward foreign currency contracts are valued at forward foreign currency exchange rates and marked to market daily. Net realized gains (losses) on foreign currency and forward foreign currency contracts shown in the Statements of Operations include net gains or losses realized by the Fund on contracts that have matured.

The net U.S. dollar value of foreign currency underlying all contractual commitments held at the end of the period, the resulting net unrealized appreciation (depreciation) and related net receivable or payable amount are determined using forward foreign currency exchange rates supplied by a quotation service. The Fund could be exposed to risks in excess of amounts recognized on the Statements of Assets and Liabilities if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the forward foreign currency contract changes unfavorably. The Fund had no open forward foreign currency exchange contracts on August 31, 2007.

Federal income taxes

The Fund qualifies as a “regulated investment company” by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income. Therefore, no federal income tax provision is required.

New accounting pronouncements

In June 2006, Financial Accounting Standards Board (FASB) Interpretation No. 48, Accounting for Uncertainty in Income Taxes (the Interpretation), was issued and is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the effective date. This Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return, and requires certain expanded disclosures.

Management has evaluated the application of this Interpretation to the Fund and does not believe there is a material impact resulting from the adoption of this Interpretation on the Fund’s financial statements.

In September 2006, FASB Standard No. 157, Fair Value Measurements (FAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishing a framework for measuring fair value and expands disclosure about fair value measurements. Management is currently evaluating the application of FAS 157 to the Fund and its impact, if any, resulting from the adoption of FAS 157 on the Fund’s financial statements.

Distribution of income and gains

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Capital accounts

The Fund reports the undistributed net investment income and accumulated undistributed net realized gain (loss) accounts on a basis approximating amounts available for future tax distributions (or to offset future taxable realized gains when a capital loss carryforward is available). Accordingly, the Fund may periodically make reclassifications among certain capital accounts without affecting its net asset value.

Global Shareholder Yield Fund

25

3. Investment advisory and other agreements

Advisory fees

The Trust has entered into an Investment Advisory Agreement with the Adviser. The Adviser is responsible for managing the corporate and business affairs of the Trust and for selecting and compensating subadvisers to handle the investment of the assets of the Fund, subject to the supervision of the Trust’s Board of Trustees. Under the Advisory Agreement, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.950% of the first $500,000,000 of the Fund’s aggregate daily net assets; (b) 0.925% of the next $500,000,000 of the Fund’s aggregate daily net assets; and (c) 0.900% of the Fund’s aggregate daily net assets in excess of $1,000,000,000. The Adviser has a subadvisory agreement with Epoch Investment Partners, Inc. The Fund is not responsible for payment of the subadvisory fees.

Expense reimbursements

The Adviser has agreed contractually to reimburse or to make a payment to a specific class of shares of the Fund in an amount equal to the amount by which the expenses attributable to such class of shares (excluding taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business and fees under any agreement or plans of the Fund dealing with services for shareholders and others with beneficial interests in shares of the Fund) exceed the percentage of average annual net assets (on an annualized basis) attributable as follows: 1.55% for Class A, 2.25% for Class B, 2.25% for Class C, 1.10% for Class I and 1.60% for Class R1. Accordingly, the expense reductions related to this expense limitation amounted to $60,725, $9,274, $11,107, $10,029 and $9,236 for Class A, Class B, Class C, Class I and Class R1, respectively, for the period ended August 31, 2007. This expense reimbursement shall continue in effect until February 29, 2008 and thereafter until terminated by the Adviser on notice to the Trust.

Administration fees

The Fund has an agreement with the Adviser that requires the Fund to reimburse the Adviser for all expenses associated with providing the administrative, financial, accounting and recordkeeping services of the Fund, including the preparation of all tax returns, annual, semi-annual and periodic reports to shareholders and the preparation of all Regulatory reports. These expenses are allocated based on the relative net assets of each class. The compensation for the period amounted to $2,252 with an effective rate of 0.02% of the Fund’s average daily net asset value.

Distribution plan

The Trust has a Distribution Agreement with the Distributor. The Fund has adopted Distribution Plans with respect to Class A, Class B, Class C and Class R1, pursuant to Rule 12b-1 under the 1940 Act, to reimburse the Distributor for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to the Distributor at an annual rate not to exceed 0.30%, 1.00%, 1.00% and 0.50% of average daily net asset value of Class A, Class B, Class C and Class R1, respectively. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of Financial Industry Regulatory Authority (formerly the National Association of Securities Dealers). Under the Conduct Rules, curtailment of a portion of the Fund’s 12b-1 payments could occur under certain circumstances. In addition, under a Service Plan for Class R1 shares, the Fund pays up to 0.25% of Class R1 average daily net asset value for certain other services.

Sales charges

Class A shares are assessed up-front sales charges of up to 5.00% of net asset value of such shares. During the period ended August 31, 2007, the Fund was informed that the Distributor received net up-front sales charges of $148,270 with regard to sales of Class A shares. Of this amount, $9,012 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $138,587 was paid as sales commissions to unrelated broker-dealers and $671 was paid as sales commissions to sales personnel of

Global Shareholder Yield Fund

26

Signator Investors, Inc. (Signator Investors), a related broker-dealer, an indirect subsidiary of MFC.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge (CDSC) at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to the Distributor and are used, in whole or in part, to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the period ended August 31, 2007, JH Funds received no CDSCs with regard to Class B and Class C shares.

Transfer agent fees

The Fund has a Transfer Agency Agreement with John Hancock Signature Services, Inc. (Signature Services), an indirect subsidiary of MFC. For Class A, Class B, Class C, Class I and Class R1 shares, the Fund pays a monthly transfer agent fee at an annual rate of 0.05% of each class’s average daily net assets, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses. Expenses not directly attributable to a particular class of shares are aggregated and allocated to each class on the basis of its relative net asset value.

Signature Services has agreed to limit the transfer agent fees so that such fees do not exceed 0.20% annually of Class A, Class B, Class C, Class I and Class R1 share average daily net assets. This agreement is effective until December 31, 2007. Signature Services reserves the right to terminate this limitation in the future. Accordingly, there were no transfer agent fee reductions for Class A, Class B, Class C, Class I and Class R1 shares, respectively, during the period ended August 31, 2007.

Expenses under the agreement described above for the period ended August 31, 2007, were as follows:

	Distribution and	Transfer	Blue sky	Printing and
Share class	service fees	agent fees	fees	postage fees

Class A	$31,556	$18,749	$8,106	$2,999
Class B	2,513	502	8,107	195
Class C	6,940	1,388	8,107	195
Class I	—	233	8,106	310
Class R1	400	27	8,600	354
Total	$41,409	$20,899	$41,026	$4,053

Trustees’ fees

The Trust compensates each Trustee who is not an employee of the Adviser or its affiliates. Total Trustees’ expenses are allocated to the Fund based on its average daily net asset value.

4. Guarantees and indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

5. Line of credit

The Fund has entered into an agreement which enables it to participate in a $100 million unsecured committed line of credit with State Street Corporation. Borrowings will be made

Global Shareholder Yield Fund

27

solely to temporarily finance the repurchase of capital shares. Interest is charged to the Fund based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.50% . In addition, a commitment fee of 0.07% per annum, payable at the end of each calendar quarter, based on the average daily-unused portion of the line of credit, is charged to the Fund on a prorated basis based on average net assets. For the period ended August 31, 2007, there were no borrowings under the line of credit.

6. Capital shares

Share activities for the Fund for the period ended August 31, 2007 were as follows:

	Period ended 8-31-07
	Shares	Amount

Class A

Sold	2,692,658	$27,753,774
Distributions reinvested	20,916	222,126
Repurchased	(74,032)	(772,844)
Net increase	2,639,542	$27,203,056

Class B

Sold	99,757	$1,062,012
Distributions reinvested	496	5,271
Repurchased	(94)	(1,022)
Net increase	100,159	$1,066,261

Class C

Sold	295,718	$3,145,258
Distributions reinvested	1,295	13,770
Repurchased	(7,050)	(72,953)
Net increase	289,963	$3,086,075

Class I

Sold	256,558	$2,734,505
Distributions reinvested	366	3,896
Repurchased	(1,600)	(17,127)
Net increase	255,324	$2,721,274

Class R1

Sold	10,000	$100,000
Distributions reinvested	87	919
Net increase	10,087	$100,919

Net increase	3,295,075	$34,177,585

7. Investment transactions

Purchases and proceeds from sales or maturities of securities, other than short-terms securities and obligations of the U.S. government, during the period ended August 31, 2007, aggregated $34,153,835 and $4,235,665, respectively.

The cost of investments owned on August 31, 2007, including short-term investments, for federal income tax purposes, was $34,890,931. Gross unrealized appreciation and depreciation of investments aggregated $950,929 and $989,618, respectively, resulting in net unrealized depreciation of $38,689. The difference between book basis and tax basis net unrealized depreciation of investments is attributable primarily to tax deferral of losses on certain sales of securities.

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8. Transaction in securities of affiliated issuers

Affiliated issuers, as defined by the 1940 Act, are those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the Fund’s transactions in the securities of these issuers during the period ended August 31, 2007 is set forth below.

	Beginning	Ending
	share	share	Realized	Dividend	Ending
Affiliate	amount	amount	gain (loss)	income	value

Far EasTone Telecommunications
Co., Ltd.
bought: 208,000 shares
sold: none	—	208,000	—	—	$250,597.93
Total		208,000			$250,597.93

9. Federal income tax information

Federal income tax regulations may differ from generally accepted accounting principles and income and capital gain distributions determined in accordance with tax regulations may differ from net investment income and realized gains recognized for financial reporting purposes.

Global Shareholder Yield Fund

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Evaluation of Advisory and Subadvisory
Agreements by the Board of Trustees

This section describes the evaluation by the Board of Trustees of:

(a) an amendment (the Advisory Agreement Amendment) to the advisory agreement between John Hancock Funds III (the Trust) and John Hancock Investment Management, LLC (the Adviser or JHIMS) to add the John Hancock Global Shareholder Yield Fund (the Fund).

(b) a subadvisory agreement (the Epoch Subadvisory Agreement) between the Adviser and Epoch Investment Partners, Inc. (Epoch or Subadviser) to add the Fund.

Evaluation by the Board of Trustees

The Board, including the Independent Trustees, is responsible for selecting the Trust’s Adviser, approving the Adviser’s selection of subadvisers for the Fund and approving the Trust’s advisory and subadvisory agreement, their periodic continuation and any amendments. Consistent with SEC rules, the Board regularly evaluates the Trust’s advisory and subadvisory arrangements, including consideration of the factors listed below. The Board may also consider other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry) and does not treat any single factor as determinative, and each Trustee may attribute different weights to different factors. The Board is furnished with an analysis of its fiduciary obligations in connection with its evaluation and, throughout the evaluation process, the Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel. The factors considered by the Board are:

1. the nature, extent and quality of the services to be provided by the Adviser to the Trust and by the subadvisers to the Fund;

2. the investment performance of the Fund and their subadvisers;

3. the extent to which economies of scale would be realized as a Fund grows and whether fee levels reflect these economies of scale for the benefit of Trust shareholders;

4. the costs of the services to be provided and the profits to be realized by the Adviser and its affiliates (including any subadvisers that are affiliated with the Adviser) from the Adviser’s relationship with the Trust; and

5. comparative services rendered and comparative advisory and subadvisory fee rates.

The Board believes that information relating to these factors is relevant to its evaluation of the Trust’s advisory agreement. With respect to its evaluation of subadvisory agreements not affiliated with the Adviser, the Board believes that, in view of the Trust’s “manager of managers” advisory structure, the costs of the services to be provided and the profits to be realized by those subadvisers that are not affiliated with the Adviser from their relationship with the Trust generally are not a material factor in the Board’s consideration of these subadvisory agreements because such fees are paid by the Adviser and not by the Fund and the Board relies on the ability of the Adviser to negotiate the subadvisory fees at arm’s-length.

In evaluating subadvisory arrangements, the Board also considers other material business relationships that unaffiliated subadvisers and their affiliates have with the Adviser or its affiliates, including the involvement by certain affiliates of certain subadvisers in the distribution of financial products, including shares of the Trust, offered by the Adviser and other affiliates of the Adviser (Material Relationships).

Approval of Advisory Agreement

At its meeting on December 12-13, 2006, the Board, including all the Independent Trustees, approved the Advisory Agreement Amendment.

In approving the Advisory Agreement Amendment, and with reference to the factors that it regularly considers, the Board:

(1) (a) considered the high value to the Trust of continuing its relationship with JHIMS as the Trust’s adviser, the skills and

30

competency with which JHIMS has in the past managed the Trust’s affairs and its subadvisory relationships, JHIMS’s oversight and monitoring of the subadviser’s investment performance and compliance programs including its timeliness in responding to performance issues and the qualifications of JHIMS’ personnel,

(b) considered JHIMS’s compliance policies and procedures and its responsiveness to regulatory changes and mutual fund industry developments, and

(c) considered JHIMS’s administrative capabilities, including its ability to supervise the other service providers for the Fund and concluded that JHIMS may reasonably be expected to perform its services under the Advisory Agreement with respect to the Fund;

(2) reviewed the investment performance of portfolios of the Subadviser that are managed comparably to the Fund as set forth in Appendix A; the comparative performance of its benchmark; and JHIMS’ analysis of such performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally and with respect to the Fund; and concluded that the portfolios of the Subadviser that are managed comparably to the Fund have performed well or within a range that the Board deemed competitive, and that JHIMS may reasonably be expected to ably monitor the performance of the Fund and its Subadviser.

(3) reviewed the advisory fee structure for the Fund and the incorporation therein of any subadvisory fee breakpoints in the advisory fees charged and concluded (i) that all subadvisory breakpoints are reflected as breakpoints in the advisory fees for the Fund, and (ii) that, although economies of scale cannot be measured with precision, these arrangements permit shareholders of the Fund to benefit from economies of scale if the assets of such fund grow;

(4) (a) reviewed the anticipated profitability of the JHIMS’s relationship with the Fund in terms of the total amount of annual advisory fees it would receive with respect to the Fund and whether JHIMS has the financial ability to provide a high level of services to the Fund,

(b) considered that JHIMS derives reputational and other indirect benefits from providing advisory services to the Fund, and

(c) noted that JHIMS will pay the subadvisory fee out of the advisory fees JHIMS will receive from the Fund and concluded that the advisory fees to be paid by the Trust with respect to the Fund are not unreasonable in light of such information; and

(5) (a) reviewed comparative information with respect to the advisory fee rates and concluded that the anticipated advisory fees for the Fund, are generally within a competitive range of those incurred by other comparable funds. In this regard, the Board took into account management’s discussion with respect to the advisory fee structure. The Board also noted that the Adviser pays the subadvisory fees of the Fund. The Board also took into account the level and quality of services expected to be provided by JHIMS with respect to the Fund, as well as the other factors considered.

Approval of Subadvisory Agreements

At its meeting on December 12-13, 2006, the Board, including all the Independent Trustees, approved the Subadvisory Agreement.

In making its determination with respect to the factors that it considers, the Board reviewed:

(1) information relating to Epoch’s business, which may include information such as: business performance, representative clients, assets under management, financial stability, personnel and past subadvisory services to the Trust, John Hancock Funds II and John Hancock Trust;

31

(2) the investment performance of the Subadviser’s portfolios managed comparably to the Fund and comparative performance information relating to the benchmark;

(3) the proposed subadvisory fee for the Fund and comparative fee information; and

(4) information relating to the nature and scope of Material Relationships and their significance to the Trust’s adviser and unaffiliated subadvisers.

The Board’s decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:

(1) The Subadviser has extensive experience and demonstrated skills as a manager;

(2) With respect to the Subadviser, the sub-advisory fees are a product of arm’s-length negotiation between the Adviser and the Subadviser and generally are competitive within the range of industry norms;

(3) For the Fund all subadvisory breakpoints are reflected as breakpoints in the advisory fees,

(4) Although not without variation, the current and historical performance of the portfolios of the Subadviser managed comparably to the Fund has been within the range of the current and historical performance of these portfolios’ respective benchmark (see Appendix A for further information on performance); and

(5) The Material Relationships consist of arrangements in which the Subadviser or its affiliates provide advisory, distribution or management services in connection with financial products sponsored by the Trust’s adviser or its affiliates, which may include other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans, and which in no case contained elements which would cause the Board to conclude that approval of the subadvisory agreement with the Subadviser would be inappropriate.

Additional information that the Board considered for the Fund is set forth in Appendix A.

Appendix A

Performance
Portfolio	of Trust, as of
(Subadviser)	Sept. 30, 2006	Fees and Expenses	Comments

JH Global	There is no track	See Comments	The portfolio will
Shareholder	record for the Global		commence opera-
Yield Fund	Shareholder Yield		tions on or about
	Fund. However,		March 1, 2007
(Epoch Investments	performance of		and has no perform-
Partners, Inc.)	the Epoch Global		ance history. The
	Equity Shareholder		current subadviser
	Yield Fund, a similar		manages one
	fund managed by		comparable fund.
Epoch Investment
	Partners, beats the		Based on estimates,
	benchmark for the		total expenses for
	year-to-date period		this Portfolio are
	(Fund’s inception		higher than the peer
	was 12/27/05).		group average.

32

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This is just the beginning of how much you can do.

Now is the ideal time to experience our Web site that received the following recognition in 2006:

“Best Innovation: Redesigned Web Site” by the Mutual Fund Education Alliance.

“Outstanding Web Site” by the Web Marketing Association.

“Creative excellence on the Web, Silver Award winner” by W3.

Discover convenience and comprehensive resources at one easy-to-access location. Your financial professional can steer you to the tools that will help you the most and enable you to transform your knowledge into action.

See how far www.jhfunds.com can take you!

At the heart of John Hancock Funds is
AWARD-WINNING SERVICE

How our exceptional customer service can benefit you:

We’re committed to providing you with answers, solving problems and saving you time.

We’re ready to go one step further by offering a range of resources so you can build your knowledge and expand your skills.

We’re determined to regularly exceed your expectations.

Experience award-winning, world-class service.
Consider the recognition that we received in 2006.

■ John Hancock Signature Services, Inc. (JHSS) is the transfer and shareholder services agent for John Hancock Funds. JHSS was awarded “Best-In-Class” honors and “5-Star” performer status for telephone customer service for all of 2006 from the National Quality Review.

■ Winner of Source Media’s Fund Operations Awards in the category of Efficiencies/Streamlining.

■ One of four finalists for Best Customer Service Organization, Financial Services at The American Business Awards, “The Stevies.” ™

Let us demonstrate the
difference that world-class
service can make.

Call our customer service representatives at 1-800-225-5291 Monday to Friday 8:00 a.m. – 7:00 p.m., ET

It will be our pleasure and privilege to help you.

For more information

The Fund’s proxy voting policies, procedures and records are available without charge, upon request:

By phone	On the Fund’s Web site	On the SEC’s Web site
1-800-225-5291	www.jhfunds.com/proxy	www.sec.gov

Trustees	Charles A. Rizzo	Custodian
Ronald R. Dion, Chairman	Chief Financial Officer	State Street Bank & Trust Co.
James R. Boyle†		2 Avenue de Lafayette
James F. Carlin	Gordon M. Shone	Boston, MA 02111
William H. Cunningham	Treasurer
Charles L. Ladner*
Dr. John A. Moore*	John G. Vrysen	Transfer agent
Patti McGill Peterson*	Chief Operating Officer	John Hancock Signature
Steven R. Pruchansky		Services, Inc.
*Members of the Audit Committee	Investment adviser	One John Hancock Way,
†Non-Independent Trustee	John Hancock Investment	Suite 1000
	Management Services, LLC	Boston, MA 02217-1000
601 Congress Street
Officers	Boston, MA 02210-2805	Legal counsel
Keith F. Hartstein		Kirkpatrick & Lockhart
President and	Subadviser	Preston Gates Ellis LLP
Chief Executive Officer	Epoch Investment Partners, Inc.	One Lincoln Street
	640 Fifth Avenue, 18th Floor	Boston, MA 02111-2950
Thomas M. Kinzler	New York, NY 10019
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

How to contact us

Internet	www.jhfunds.com

Mail	Regular mail:	Express mail:
	John Hancock	John Hancock
	Signature Services, Inc.	Signature Services, Inc.
	One John Hancock Way, Suite 1000	Mutual Fund Image Operations
	Boston, MA 02217-1000	380 Stuart Street
Boston, MA 02116

Phone	Customer service representatives	1-800-225-5291
	EASI-Line	1-800-338-8080
	TDD line	1-800-554-6713

A listing of month-end portfolio holdings is available on our Web site, www.jhfunds.com. A more detailed portfolio holdings summary is available on a quarterly basis 60 days after the fiscal quarter on our Web site or upon request by calling 1-800-225-5291, or on the SEC’s Web site, www.sec.gov.

36

J O H N  H A N C O C K  F A M I L Y  O F  F U N D S

EQUITY
Balanced Fund
Classic Value Fund
Classic Value Fund II
Classic Value Mega Cap Fund
Core Equity Fund
Growth Fund
Growth Opportunities Fund
Growth Trends Fund
Intrinsic Value Fund
Large Cap Equity Fund
Large Cap Select Fund
Mid Cap Equity Fund
Multi Cap Growth Fund
Small Cap Equity Fund
Small Cap Fund
Small Cap Intrinsic Value Fund
Sovereign Investors Fund
U.S. Core Fund
U.S. Global Leaders Growth Fund
Value Opportunities Fund

ASSET ALLOCATION
Lifecycle 2010 Portfolio
Lifecycle 2015 Portfolio
Lifecycle 2020 Portfolio
Lifecycle 2025 Portfolio
Lifecycle 2030 Portfolio
Lifecycle 2035 Portfolio
Lifecycle 2040 Portfolio
Lifecycle 2045 Portfolio
Lifecycle Retirement Portfolio
Lifestyle Aggressive Portfolio
Lifestyle Balanced Portfolio
Lifestyle Conservative Portfolio
Lifestyle Growth Portfolio
Lifestyle Moderate Portfolio

SECTOR
Financial Industries Fund
Health Sciences Fund
Real Estate Fund
Regional Bank Fund
Technology Fund
Technology Leaders Fund

INTERNATIONAL/GLOBAL
Global Opportunities Fund
Global Shareholder Yield Fund
Greater China Opportunities Fund
International Allocation Portfolio
International Classic Value Fund
International Core Fund
International Growth Fund

INCOME
Bond Fund
Government Income Fund
High Yield Fund
Investment Grade Bond Fund
Strategic Income Fund

TAX-FREE INCOME
California Tax-Free Income Fund
High Yield Municipal Bond Fund
Massachusetts Tax-Free Income Fund
New York Tax-Free Income Fund
Tax-Free Bond Fund

MONEY MARKET
Money Market Fund

CLOSED-END
Bank and Thrift Opportunity Fund
Financial Trends Fund, Inc.
Income Securities Trust
Investors Trust
Patriot Premium Dividend Fund II
Preferred Income Fund
Preferred Income II Fund
Preferred Income III Fund
Tax-Advantaged Dividend Income Fund
Tax-Advantaged Global Shareholder Yield Fund

The Fund’s investment objectives, risks, charges and expenses are included in the prospectus and should be considered carefully before investing. For a prospectus, contact your financial professional, call John Hancock Funds at 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com. Please read the prospectus carefully before investing or sending money.

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds. com

Now available: electronic delivery
www.jhfunds. com/edelivery

This report is for the information of the shareholders of John Hancock Global Shareholder Yield Fund.

It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.                  320SA 8/07
                                                                                                                                                                                                    10/07

John Hancock
MUTUAL FUNDS

John Hancock

Classic Value Mega Cap Fund

Semiannual Report
8.31.07

Your fund at a glance

Managers’ report
page 2

A look at performance
page 6

Your expenses
page 8

Fund’s investments
page 10

Financial statements
page 12

Notes to financial
statements
page 20

For more information
page 32

CEO corner

To Our Shareholders,

Volatility returned to the U.S. stock market in the six-month period ended August 31, 2007; however, stocks still posted a strong gain of 5.70%, as measured by the Standard & Poor’s 500 Index. The market experienced a particularly sharp downturn in August, as the subprime mortgage market’s woes increased. Rising defaults and an ensuing credit crunch caused heightened fears about their potential impact on U.S. economic growth. Foreign markets felt some ripple effects from the subprime issue, but they continued nonetheless to benefit from solid economic growth and outperformed the U.S. market in this period.

During this period of volatility, the U.S. stock market also passed a significant milestone — the broad Standard & Poor’s 500 Index climbed beyond the record it had set seven years ago. From its peak in March 2000, the stock market spiraled downward three consecutive years, bottoming in 2002. The upturn began in 2003, and the market has advanced each year since, finally setting a new high for the first time on May 30, 2007. During that period, the S&P 500 Index experienced five significant short-term sell-offs of 6% or more, with the August subprime-induced meltdown being the most recent.

This nearly complete market cycle highlights the importance of two investment principles you have heard us speak of often: diversification and patience. By allocating your investments among different asset classes, investment styles and portfolio managers, you are likely to be well represented through all phases of a complete market cycle, with the winners helping to cushion the fall of the losers.

The challenge for investors with a diversified portfolio is to properly evaluate your investments to tell the difference between an underperforming manager and an out-of-favor style, while also understanding the role each investment plays in your portfolio. That’s where your financial professional can provide true value. He or she can help you make those assessments and also counsel patience, because a properly diversified portfolio by its very nature will typically have something lagging or out of favor — a concept that can be difficult to live with, but necessary to embrace. If everything in your portfolio is “working,” then you are not truly diversified, but rather are leveraged to the current market and the flavor of the day. If so, you are bound to be out of step in the near future.

The recent volatility in the securities markets has prompted many investors to question how long this type of market cycle will last. History tells us it will indeed end and that when it does, today’s leaders may well turn into laggards and vice versa. The subprime mortgage market woes are just the latest example of why investors should be both patient and well-diversified. For with patience and a diversified portfolio, it could be easier to weather the market’s twists and turns and reach your long-term goals.

Sincerely,

Keith F. Hartstein,
President and Chief Executive Officer

This commentary reflects the CEO’s views as of August 31, 2007. They are subject to change at any time.

Your fund at a glance

The Fund seeks long-term growth of capital by investing at least 80% of its assets in domestic equity securities of mega-cap companies — defined as having a market capitalization of approximately $15 billion or greater as of January 1, 2007 — that it believes are currently undervalued relative to the market, based on estimated future earnings and cash flow.

Since inception

► Stocks advanced despite increased volatility and fallout from the subprime mortgage meltdown.

► The Fund declined modestly, trailing its value-oriented benchmark index and peer group average.

► Information technology stocks added value, while the energy and financial sectors detracted from results.

John Hancock Classic Value Mega Cap Fund

Fund performance from inception March 1, 2007 through August 31, 2007.

Top 10 holdings
Federal Home Loan Mortgage Corp.	5.0%	Federal National Mortgage Assn.	4.1%

Home Depot, Inc.	4.9%	Northrop Grumman Corp.	3.7%

Wal-Mart Stores, Inc.	4.9%	Johnson & Johnson	3.5%

Alcatel SA	4.8%	Bank of America Corp.	3.5%

Citigroup, Inc.	4.8%	Allstate Corp.	3.2%

As a percentage of net assets on August 31, 2007.

1

Managers’ report

John Hancock
Classic Value Mega Cap Fund

Despite an increasingly volatile environment, the U.S. stock market posted positive results for the six months ended August 31, 2007. Stocks remained on an upward trajectory during the first half of the period as the market continued to benefit from better-than-expected corporate earnings and heavy merger activity, the latter fueled primarily by private equity firm takeovers.

However, in the last few months of the period, the housing and sub-prime mortgage markets took a turn for the worse, leading to concerns about an impending credit crunch and its potential impact on the U.S. economy. As a result, the stock market grew more volatile and gave back some of its earlier gains.

Nonetheless, the major stock indexes gained about 5% for the six-month period. Large-cap stocks delivered the best results, outperforming small- and mid-cap issues, while growth stocks outpaced value shares by a wide margin. For example, the Russell 1000 Growth Index returned 7.46%, compared with the 2.76% return of the Russell 1000 Value Index.

Fund performance

From the Fund’s inception on March 1, 2007, through August 31, 2007, John Hancock Classic Value Mega Cap Fund’s Class A, Class B, Class C, Class I and Class R1 shares posted total returns of –1.00%, –1.30%, –1.20%, –0.70% and –1.10%, respectively, at net asset value.

SCORECARD

INVESTMENT		PERIOD’S PERFORMANCE... AND WHAT’S BEHIND THE NUMBERS
First Data	▲	Electronic payment processor acquired at a premium by a private equity firm
Union Pacific	▲	Increased demand and better operating efficiency boosted
railroad company
Amgen	▼	Controversial safety issues regarding one of the biotechnology firm’s products weighed on the stock price

Portfolio Managers, Pzena Investment Management, LLC
Richard S. Pzena, John P. Goetz and Antonio DeSpirito III

The Fund trailed the 2.76% return of the Russell 1000 Value Index and 4.30% return of the Russell Top 200 Value Index, as well as the 3.81% return of the average large value fund, according to Morningstar, Inc.1 Keep in mind that your net asset value return will be different from the Fund’s performance if you were not invested in the Fund for the entire period or did not reinvest all distributions.

“Despite an increasingly volatile
environment, the U.S. stock
market posted positive results
for the six months ended
August 31, 2007.”

Fund strategy

We select our investments from a universe of the 250 largest U.S. stocks, with a focus on the most undervalued segment. We generally seek companies that display four key characteristics: (1) a low price relative to normal earnings; (2) current earnings that are below normal; (3) a credible plan to restore earnings to normal levels; and (4) a solid business with a sustainable competitive advantage and downside protection.

Energy detracted

The Fund’s underperformance of its benchmark index and peer group average resulted primarily from its substantial underweight position in the energy sector. As long-term value investors, we have largely avoided the energy sector because earnings are unsustainably high, with profitability well above historical norms. However, energy stocks were by far the best performers in the stock market during the period, gaining more than 20% as a group thanks to resurgent oil and gas prices. As a result, our underweight detracted significantly from performance relative to the index.

In addition, the portfolio’s sole energy holding, BP PLC, underperformed the overall energy sector. BP has faced a litany of operational issues — the company is in the process of replacing 16 miles of corroded oil pipeline

Classic Value Mega Cap Fund

3

SECTOR DISTRIBUTION[2]
Financial	37%
Consumer non-cyclical	20%
Consumer cyclical	10%
Communications	7%
Industrial	5%
Mortgage securities	5%
Technology	4%
Government	4%
Utilities	3%
Energy	2%

in Alaska after several leaks last year, production has been weakened by protracted refinery outages and equipment problems led to delays in starting up its Gulf of Mexico production platforms. We believe all of these issues should be temporary in nature.

Financials — short-term challenges, long-term opportunities

The financial sector, which comprises almost 40% of the portfolio, came under considerable pressure amid the turmoil in the mortgage market. It wasn’t just mortgage-related stocks, though. With few exceptions, the entire sector was punished indiscriminately, in our view, reflecting investors’ extreme fear of financial stocks in a deteriorating and uncertain credit environment.

Although the portfolio’s sizable weighting in financial stocks contributed to its underperformance of the benchmark index over the past six months, the degree of pessimism in the financial sector, which has pushed its valuation relative to the overall stock market down to its cheapest level in 17 years, has provided us with a wealth of attractive investment opportunities. Our investments in the financial sector are well diversified, ranging from government-sponsored mortgage lenders to life and property/casualty insurers, commercial banks and investment banks.

In a smaller way, we have been raising exposure to some deeply discounted financials as market fears have worsened. A good example is mortgage lender Countrywide Financial Corp. As the nation’s largest mortgage originator, the company had some notable exposure to subprime mortgages and, as a result, investors abandoned the stock, which lost nearly half of its value during the period. However, Countrywide is a well-diversified company that includes mortgage servicing, mortgage broker and general banking operations. We believe that the strength and stability of these businesses, as well as Countrywide’s low cost structure, will provide a cushion against the subprime fallout. We have been adding to our position as the stock price has fallen.

Winners in financials and technology

Not all of the portfolio’s financial stocks declined during the period. Our top performance contributor was government-sponsored mortgage lender Fannie Mae, which

Classic Value Mega Cap Fund

4

posted double-digit gains. Fannie is in the process of restating earnings from past years because of accounting irregularities, but the company expects to be caught up on its financial reporting by early 2008. Once that happens, Fannie should be free to deploy excess capital that it has been forced to hold until its accounting is current. In addition, government-sponsored lenders like Fannie and its sibling, Freddie Mac (also a portfolio holding), play at the safest end of the mortgage market, and their government-like status can allow them to benefit from the current market turmoil in the form of higher guarantee fees and wider credit spreads.

An overweight in information technology stocks also contributed favorably to portfolio performance. One of the top performers was Oracle Corp., the dominant database software maker. Oracle’s success consolidating and integrating the acquisitions of several application software makers provided a strong boost to the stock.

“The Fund’s underperformance
of its benchmark index and peer
group average resulted primarily
from its substantial underweight
position in the energy sector.”

Outlook

The recent downturn and increased volatility in the stock market has provided some excitement for deep-value investors like us after several years of compressed valuations. We seek out highly discounted companies in areas of the market that are under stress, and the financial sector is currently one of those areas. We have been trimming or selling some of our better-performing financial stocks and shifting these assets into attractively valued alternatives, and we expect to continue in this vein going forward.

This commentary reflects the views of the portfolio managers through the end of the Fund’s period discussed in this report. The managers’ statements reflect their own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

1 Figures from Morningstar, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

2 As a percentage of net assets on August 31, 2007.

Classic Value Mega Cap Fund

5

A look at performance

For the periods ended August 31, 2007

		Cumulative total returns
		with maximum sales charge (POP)
	Inception		Since
Class	date	6-month	inception

A	3-1-07	–5.98%	–5.98%

B	3-1-07	–6.24	–6.24

C	3-1-07	–2.19	–2.19

I1	3-1-07	–0.70	–0.70

R1 [1]	3-1-07	–1.10	–1.10

Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect maximum sales charge on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class I and Class R1 shares.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available Prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The waivers and expense limitations are contractual at least until 02-29-08. The net expenses are as follows: Class A — 1.37%, Class B — 2.12%, Class C — 2.12%, Class I — 0.97%, Class R1 — 1.72% . Had the fee waivers and expense limitations not been in place, the gross expenses would be as follows: Class A — 1.42%, Class B — 2.40%, Class C — 2.23%, Class I — 1.08%, Class R1 — 2.35% .

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month-end, please call 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund’s performance results reflect any applicable expense reductions, without which the expenses increase and results would have been less favorable.

Performance is calculated with an opening price (prior day’s close) on the inception date.

1 For certain types of investors as described in the Fund’s Class I and Class R1 share prospectuses.

Classic Value Mega Cap Fund

6

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in Classic Value Mega Cap Fund Class A shares for the period indicated. For comparison, we’ve shown the same investment in two separate indexes.

		Without sales	With maximum
Class	Period beginning	charge	sales charge	Index 1	Index 2

B	3-1-07	$9,870	$9,377	$10,276	$10,430

C	3-1-07	9,880	9,781	10,276	10,430

I2	3-1-07	9,930	9,930	10,276	10,430

R1[2]	3-1-07	9,890	9,890	10,276	10,430

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the fund’s Class B, Class C, Class I and Class R1 shares, respectively, as of August 31, 2007. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Russell 1000 Value — Index 1 is an unmanaged index containing those securities in the Russell 1000 Index with a less-than-average growth orientation.

Russell Top 200 Value — Index 2 is an unmanaged index which measures the performance of the largest 200 companies within the Russell 3000 Index with a less-than-average growth orientation.

It is not possible to invest directly in an index. Index figures do not reflect sales charges, which would have resulted in lower values if they did.

1 NAV represents net asset value and POP represents public offering price.

2 For certain types of investors as described in the Fund’s Class I and Class R1 share prospectuses.

Classic Value Mega Cap Fund

7

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

■ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

■ Ongoing operating expenses including management fees, distribution and service fees (if applicable) and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on March 1, 2007, with the same investment held until August 31, 2007.

	Account value	Ending value	Expenses paid during period
	on 3-1-07	on 8-31-07	on 8-31-07[1]

Class A	$1,000.00	$990.00	$6.85

Class B	1,000.00	987.00	10.59

Class C	1,000.00	988.00	10.59

Class I	1,000.00	993.00	4.86

Class R1	1,000.00	989.00	8.60

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at August 31, 2007 by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Classic Value Mega Cap Fund

8

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on March 1, 2007, with the same investment held until August 31, 2007. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during period
	on 3-1-07	on 8-31-07	on 8-31-07 [1]

Class A	$1,000.00	$1,018.25	$6.95

Class B	1,000.00	1,014.48	10.74

Class C	1,000.00	1,014.48	10.74

Class I	1,000.00	1,020.26	4.93

Class R1	1,000.00	1,016.49	8.72

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.37%, 2.12%, 2.12%, 0.97% and 1.72% for Class A, Class B, Class C, Class I and Class R1 respectively, multiplied by the average account value over the period, multiplied by the number of days in the inception period /365 or 366 (to reflect the one-half year period).

Classic Value Mega Cap Fund

9

F I N A N C I A L  S T A T E M E N T S

Fund’s investments

Securities owned by the Fund on 8-31-07 (unaudited)

This schedule is divided into two main categories: common stocks and repurchase agreements. Common stocks are further broken down by industry group. Repurchase agreements, which represent the Fund’s cash position, are listed last.

Issuer	Shares	Value

Common stocks 97.41%		$6,380,542
(Cost $6,637,133)
Aerospace 3.64%		238,490

Northrop Grumman Corp.	3,025	238,490

Banking 3.48%		228,060

Bank of America Corp.	4,500	228,060

Biotechnology 2.09%		136,550

Amgen, Inc. *	2,725	136,550

Cable & Television 1.91%		125,286

Viacom, Inc., Class B *	3,175	125,286

Cosmetics & Toiletries 1.55%		101,318

Kimberly-Clark Corp.	1,475	101,318

Electronics 0.43%		28,314

Tyco Electronics, Ltd. *	812	28,314
Energy 2.69%		176,096

Sempra Energy	3,200	176,096

Financial Services 29.91%		1,959,063

Capital One Financial Corp.	3,500	226,310

Citigroup, Inc.	6,675	312,924

Countrywide Financial Corp.	6,375	126,544

Discover Financial Services *	675	15,619

Federal Home Loan Mortgage Corp.	5,250	323,452

Federal National Mortgage Association	4,050	265,721

JP Morgan Chase & Company	4,125	183,645

Lehman Brothers Holdings, Inc.	3,475	190,534

Morgan Stanley	1,875	116,944

Washington Mutual, Inc.	5,375	197,370

Food & Beverages 2.50%		163,870

Kraft Foods, Inc., Class A	3,350	107,401

The Coca-Cola Company	1,050	56,469

Healthcare Products 6.10%		399,470

Boston Scientific Corp. *	10,675	136,960

Covidien, Ltd. *	812	32,342

Johnson & Johnson	3,725	230,168

See notes to financial statements

Classic Value Mega Cap Fund

10

F I N A N C I A L  S T A T E M E N T S

Issuer	Shares	Value
Healthcare Services 1.93%		$126,503

Cardinal Health, Inc.	1,850	126,503

Insurance 12.83%		840,074

ACE, Ltd.	3,375	194,940

Allstate Corp.	3,800	208,050

Chubb Corp.	2,550	130,381

MetLife, Inc.	2,375	152,119

Progressive Corp.	7,600	154,584

International Oil 2.08%		136,404

BP PLC, ADR	2,025	136,404

Manufacturing 0.55%		35,858

Tyco International, Ltd.	812	35,858

Pharmaceuticals 5.84%		382,714

Bristol-Myers Squibb Company	6,525	190,204

Pfizer, Inc.	7,750	192,510

Railroads & Equipment 0.85%		55,785

Union Pacific Corp.	500	55,785

Retail Trade 9.78%		640,436

Home Depot, Inc.	8,375	320,846

Wal-Mart Stores, Inc.	7,325	319,590

Software 4.44%		290,891

Microsoft Corp.	5,325	152,987

Oracle Corp. *	6,800	137,904

Telecommunications Equipment & Services 4.81%		315,360

Alcatel SA, ADR	28,800	315,360

	Principal
Issuer, description, maturity date	amount	Value

Repurchase agreements 2.02%		$132,000
(Cost $132,000)

Repurchase Agreement with State Street Corp. dated 08-31-07 at 4.60%
to be repurchased at $132,067 on 09-04-07, collateralized by $140,000
Federal National Mortgage Association, 5.49%, due 01-11-23 (Valued at
$138,600, including interest)	$132,000	132,000

Total investments (Cost $6,769,133) 99.43%		$6,512,542

Other assets in excess of liabilities 0.57%		$37,627

Total net assets 100.00%		$6,550,169

Percentages are stated as a percent of net assets.

ADR American Depositary Receipt

 * Non-income producing.

See notes to financial statements

Classic Value Mega Cap Fund

11

F I N A N C I A L  S T A T E M E N T S

Financial statements

Statement of assets and liabilities 8-31-07 (unaudited)

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value per share and the maximum offering price per share.

Assets

Investments, at value (Cost $6,637,133)	$6,380,542
Repurchase agreement, at value (Cost $132,000)	132,000
Total investments, at value (cost $6,769,133)	6,512,542
Cash	361
Receivable for investments sold	128,309
Receivable for fund shares sold	43,754
Dividends and interest receivable	27,269
Receivable due from adviser	10,755
Other assets	8,307
Total assets	6,731,297

Liabilities

Payable for investments purchased	115,497
Payable to affiliates
Fund administration fees	529
Transfer agent fees	3,198
Service fees	224
Other payables and accrued expenses	61,680
Total liabilities	181,128

Net assets

Capital paid-in	6,671,677
Undistributed net investment income	47,518
Accumulated undistributed net realized gain on investments	87,565
Net unrealized depreciation on investments	(256,591)
Net Assets	$6,550,169

Net asset value per share

Based on net asset valued and shares outstanding — the Fund has an unlimited number of shares authorized with no par value.
Class A ($5,539,318 ÷ 559,352 )	$9.90
Class B ($143,918 ÷ 14,578)[1]	$9.87
Class C ($515,598 ÷ 52,211)[1]	$9.88
Class I ($201,987 ÷ 20,337)	$9.93
Class R1 ($149,348 ÷ 15,098)	$9.89

Maximum offering price per share

Class A2 ($9.90 ÷ 95%)	$10.42

1 Redemption price is equal to net asset value less any applicable contingent deferred sales charges.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales offering price is reduced.

See notes to financial statements

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F I N A N C I A L  S T A T E M E N T S

Statement of operations For the period ended 8-31-07 (unaudited)1

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends	$78,201
Interest	10,637
Less foreign taxes withheld	(615)
Total investment income	88,223

Expenses

Investment management fees (Note 3)	24,527
Distribution and service fees (Note 3)	8,588
Transfer agent fees (Note 3)	5,052
Fund administration fees (Note 3)	717
Blue sky fees (Note 3)	41,026
Audit and legal fees	18,155
Printing and postage fees (Note 3)	2,281
Custodian fees	7,041
Registration and filing fees	939
Trustees’ fees (Note 3)	123
Miscellaneous	46
Total expenses	108,495
Less expense reductions (Note 3)	(67,790)
Net expenses	40,705
Net investment income	47,518

Realized and unrealized gain (loss)

Net realized gain on investments	87,565
Change in net unrealized appreciation (depreciation) of investments	(256,591)
Net realized and unrealized loss	(169,026)
Decrease in net assets from operations	($121,508)

1 Semiannual period from 3-1-07 (commencement of operations) to 8-31-07.

See notes to financial statements

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F I N A N C I A L  S T A T E M E N T S

Statement of changes in net assets

This Statement of Changes in Net Assets shows how the value of the Fund’s net assets has changed since inception. The difference reflects earnings less expenses, any investment gains and losses, distributions, if1any, paid to shareholders and the net of Fund share transactions.

Period
ended1
8-31-07

Increase (decrease) in net assets

From operations
Net investment income	$47,518
Net realized gain	87,565
Change in net unrealized appreciation (depreciation)	(256,591)
Decrease in net assets resulting from operations	(121,508)
From Fund share transactions	6,671,677
Total increase	6,550,169

Net assets

Beginning of period	—
End of period[2]	$6,550,169

1 Semiannual period from 3-1-07 (commencement of operations) to 8-31-07. Unaudited.

2 Includes net investment income of $47,518.

See notes to financial statements

Classic Value Mega Cap Fund

14

F I N A N C I A L  S T A T E M E N T S

Financial highlights

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES

Period ended	8-31-07[1,2]

Per share operating performance

Net asset value, beginning of period	$10.00
Net investment income[3]	0.09
Net realized and unrealized loss
on investments	(0.19)
Total from investment operations	(0.10)
Net asset value, end of period	$9.90
Total return[4,5,6] (%)	(1.00)

Ratios and supplemental data

Net assets, end of period
(in millions)	$6
Ratio of net expenses to average
net assets[7] (%)	1.37
Ratio of gross expenses to average
net assets[7,8] (%)	2.59
Ratio of net investment income
to average net assets[7] (%)	1.64
Portfolio turnover[6] (%)	16

See notes to financial statements

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15

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS B SHARES

Period ended	8-31-07[1,2]

Per share operating performance

Net asset value, beginning of period	$10.00
Net investment income[3]	0.06
Net realized and unrealized loss
on investments	(0.19)
Total from investment operations	(0.13)
Net asset value, end of period	$9.87
Total return[4,5,6] (%)	(1.30)

Ratios and supplemental data

Net assets, end of period
(in millions)	—[9]
Ratio of net expenses to average
net assets[7] (%)	2.12
Ratio of gross expenses to average
net assets[7,8] (%)	17.04
Ratio of net investment income
to average net assets[7] (%)	1.12
Portfolio turnover[6] (%)	16

See notes to financial statements

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16

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS C SHARES

Period ended	8-31-07[1,2]

Per share operating performance

Net asset value, beginning of period	$10.00
Net investment income[3]	0.09
Net realized and unrealized loss
on investments	(0.21)
Total from investment operations	(0.12)
Net asset value, end of period	$9.88
Total return[4,5,6] (%)	(1.20)

Ratios and supplemental data

Net assets, end of period
(in millions)	$1
Ratio of net expenses to average
net assets[7] (%)	2.12
Ratio of gross expenses to average
net assets[7,8] (%)	11.81
Ratio of net investment income
to average net assets[7] (%)	1.89
Portfolio turnover[6] (%)	16

See notes to financial statements

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F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS I SHARES

Period ended	8-31-07[1,2]

Per share operating performance

Net asset value, beginning of period	$10.00
Net investment income[3]	0.13
Net realized and unrealized loss
on investments	(0.20)
Total from investment operations	(0.07)
Net asset value, end of period	$9.93
Total return[4,5,6] (%)	(0.70)

Ratios and supplemental data

Net assets, end of period
(in millions)	—[9]
Ratio of net expenses to average
net assets[7] (%)	0.97
Ratio of gross expenses to average
net assets[7,8] (%)	15.87
Ratio of net investment income
to average net assets[7] (%)	2.51
Portfolio turnover[6] (%)	16

See notes to financial statements

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18

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS R1 SHARES

Period ended	8-31-07[1,2]

Per share operating performance

Net asset value, beginning of period	$10.00
Net investment income[3]	0.07
Net realized and unrealized loss
on investments	(0.18)
Total from investment operations	(0.11)
Net asset value, end of period	$9.89
Total return[4,5,6] (%)	(1.10)

Ratios and supplemental data

Net assets, end of period
(in millions)	—[9]
Ratio of net expenses to average
net assets[7] (%)	1.72
Ratio of gross expenses to average
net assets[7,8] (%)	14.71
Ratio of net investment income
to average net assets[7] (%)	1.37
Portfolio turnover[6] (%)	16

1 Semiannual period from 3-1-07 to 8-31-07. Unaudited.

2 Class A, Class B, Class C, Class I and Class R1 shares began operations on 3-1-07.

3 Based on the average of the shares outstanding.

4 Assumes dividend reinvestment.

5 Total returns would have been lower had certain expenses not been reduced during the period shown.

6 Not annualized.

7 Annualized.

8 Does not take into consideration expense reductions during the periods shown.

9 Less than $500,000.

See notes to financial statements

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Notes to financial statements (unaudited)

1. Organization

John Hancock Classic Value Mega Cap Fund (the Fund) is a newly organized non-diversified series of John Hancock Funds III (the Trust). The Trust was established as a Massachusetts business trust on June 9, 2005. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end investment management company. The investment objective of the Fund is to seek long-term growth of capital.

John Hancock Life Insurance Company of New York (John Hancock New York) is a wholly owned subsidiary of John Hancock Life Insurance Company (U.S.A.) (John Hancock USA). John Hancock USA and John Hancock New York are indirect wholly owned subsidiaries of The Manufacturers Life Insurance Company (Manulife), which in turn is a wholly owned subsidiary of Manulife Financial Corporation (MFC), a publicly traded company. MFC and its subsidiaries are known collectively as “Manulife Financial.”

John Hancock Investment Management Services, LLC (the Adviser), a Delaware limited liability company controlled by John Hancock USA, serves as investment adviser for the Trust and John Hancock Funds, LLC (the Distributor), a Delaware limited liability company, an affiliate of the Adviser, serves as principal underwriter.

The Board of Trustees has authorized the issuance of multiple classes of shares of the Fund, including classes designated as Class A, Class B, Class C, Class I, Class R1 and Class NAV shares. The shares of each class represent an interest in the same portfolio of investments of the Fund, and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Board of Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class that bear distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan. Class B shares will convert to Class A shares eight years after purchase.

The Adviser and other subsidiaries of John Hancock USA owned 460,000, 10,000, 10,000, 10,000 and 10,000 shares of beneficial interest of Class A, Class B, Class C, Class I and Class R1, respectively, of the Fund on August 31, 2007.

2. Significant accounting policies

In the preparation of the financial statements, the Fund follows the policies described below. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

Security valuation

The net asset value of the shares of Class A, Class B, Class C, Class I and Class R1 of the Fund is determined daily as of the close of the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. Short-term debt instruments with remaining maturities of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. All other securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on a principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter

Classic Value Mega Cap Fund

20

market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Securities for which there are no such quotations, principally debt securities, are valued based on the valuation provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Other assets and securities for which no such quotations are readily available are valued at their fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of a Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at their fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Repurchase agreements

The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement through its custodian, it receives delivery of securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is generally at least 102% of the repurchase amount. The Fund will take constructive receipt of all securities underlying the repurchase agreements it has entered into until such agreements expire. If the seller defaults, the Fund would suffer a loss to the extent that proceeds from the sale of underlying securities were less than the repurchase amount. The Fund may enter into repurchase agreements maturing within seven days with domestic dealers, banks or other financial institutions deemed to be creditworthy by the Adviser. Collateral for certain tri-party repurchase agreements is held at the custodian bank in a segregated account for the benefit of the Fund and the counterparty.

Security transactions and related investment income

Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date. Foreign dividends are recorded on the ex-date or when the Fund becomes aware of the dividends from cash collections. Discounts/ premiums are accreted/amortized for financial reporting purposes. Non-cash dividends are recorded at the fair market value of the securities received. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful, based upon consistently applied procedures.

From time to time, the Fund may invest in Real Estate Investment Trusts (REITs) and as a result, will estimate the components of distributions from these securities. Distributions from REITs received in excess of income are recorded as a reduction of cost of investments and/or as a realized gain.

The Fund uses the First In, First Out method for fixed income securities and Highest Cost, First Out for all other securities for determining realized gain or loss on investments for both financial and federal income tax reporting purposes.

Multi-class allocations

All income, expenses (except for class-specific expenses) and realized and unrealized gains (losses) are allocated to each class of shares based upon the relative net assets of each class. Dividends to shareholders from net investment income are determined at a class level and distributions from capital gains are determined at a Fund level.

Classic Value Mega Cap Fund

21

Expense allocation

Expenses are allocated based on the relative share of net assets of the Fund at the time the expense was incurred. Class-specific expenses, such as distribution (Rule 12b-1) fees, are accrued daily and charged directly to the respective share classes.

Futures

The Fund may purchase and sell financial futures contracts and options on those contracts. The Fund invests in contracts based on financial instruments such as U.S. Treasury Bonds or Notes or on securities indices such as the Standard & Poor’s 500 Index, in order to hedge against a decline in the value of securities owned by the Fund.

Initial margin deposits required upon entering into futures contracts are satisfied by the delivery of specific securities or cash as collateral to the broker (the Funds’ agent in acquiring the futures position). If the position is closed out by taking an opposite position prior to the settlement date of the futures contract, a final determination of variation margin is made, cash is required to be paid to or released by the broker and the Fund realizes a gain or loss.

When the Fund sells a futures contract based on a financial instrument, the Fund becomes obligated to deliver that kind of instrument at an agreed upon date for a specified price. The Fund realizes a gain or loss depending on whether the price of an offsetting purchase is less or more than the price of the initial sale or on whether the price of an offsetting sale is more or less than the price of the initial purchase. The Fund could be exposed to risks if it could not close out futures positions because of an illiquid secondary market or the inability of counterparties to meet the terms of their contracts. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The Fund had no open financial futures contracts on August 31, 2007.

Federal income taxes

The Fund qualifies as a “regulated investment company” by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income. Therefore, no federal income tax provision is required.

New accounting pronouncements

In June 2006, Financial Accounting Standards Board (FASB) Interpretation No. 48, Accounting for Uncertainty in Income Taxes (the Interpretation), was issued and is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the effective date. This Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return, and requires certain expanded disclosures. Management has evaluated the application of this Interpretation to the Fund and does not believe there is a material impact resulting from the adoption of this Interpretation on the Fund’s financial statements.

In September 2006, FASB Standard No. 157, Fair Value Measurements (FAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishing a framework for measuring fair value and expands disclosure about fair value measurements. Management is currently evaluating the application of FAS 157 to the Fund and its impact, if any, resulting from the adoption of FAS 157 on the Fund’s financial statements.

Distribution of income and gains

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. There were no distributions during the period ended August 31, 2007. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

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Capital accounts

The Fund reports the undistributed net investment income and accumulated undistributed net realized gain (loss) accounts on a basis approximating amounts available for future tax distributions (or to offset future taxable realized gains when a capital loss carryforward is available). Accordingly, the Fund may periodically make reclassifications among certain capital accounts without affecting its net asset value.

3. Investment advisory and other agreements

Advisory fees

The Trust has entered into an Investment Advisory Agreement with the Adviser. The Adviser is responsible for managing the corporate and business affairs of the Trust and for selecting and compensating subadvisers to handle the investment of the assets of the Fund, subject to the supervision of the Trust’s Board of Trustees. Under the Advisory Agreement the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.85% of the first $2,500,000,000 of the Fund’s aggregate daily net assets; (b) 0.825% of the next $2,500,000,000 of the Fund’s aggregate daily net assets; and (c) 0.80% of the Fund’s aggregate daily net assets in excess of $5,000,000,000. The Adviser has a subadvisory agreement with Pzena Investment Management, LLC. The Fund is not responsible for payment of the subadvisory fees.

Expense reimbursements

The Adviser has agreed contractually to reimburse or to make a payment to a specific class of shares of the Fund in an amount equal to the amount by which the expenses attributable to such class of shares (excluding taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business and fees under any agreement or plans of the Fund dealing with services for shareholders and others with beneficial interests in shares of the Fund) exceed the percentage of average annual net assets (on an annualized basis) attributable as follows: 1.37% for Class A, 2.12% for Class B, 2.12% for Class C, 0.97% for Class I and 1.47% for Class R1. Accordingly, the expense  reductions related to this expense limitation amounted to $31,056, $8,893, $9,191, $8,944 and $9,706 for Class A, Class B, Class C, Class I and Class R1, respectively, for the period ended August 31, 2007. This expense reimbursement shall continue in effect until February 29, 2008 and thereafter until terminated by the Adviser on notice to the Trust.

Administration fees

The Fund has an agreement with the Adviser that requires the Fund to reimburse the Adviser for all expenses associated with providing the administrative, financial, accounting and recordkeeping services of the Fund, including the preparation of all tax returns, annual, semiannual and periodic reports to shareholders and the preparation of all regulatory reports. These expenses are allocated based on the relative net assets of each class. The compensation for the period amounted to $717 with an effective rate of 0.03% of the Fund’s average daily net asset value.

Distribution plan

The Trust has a Distribution Agreement with the Distributor. The Fund has adopted Distribution Plans with respect to Class A, Class B, Class C and Class R1, pursuant to Rule 12b-1 under the 1940 Act, to reimburse the Distributor for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to the Distributor at an annual rate not to exceed 0.30%, 1.00%, 1.00% and 0.50% of average daily net asset value of Class A, Class B, Class C and Class R1, respectively. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the Financial Industry Regulatory Authority (formerly the National Association of Securities Dealers). Under the Conduct Rules, curtailment of a portion of the Fund’s 12b-1 payments could occur under certain circumstances. In addition, under a Service Plan for Class R1 shares, the Fund pays up to 0.25% of Class R1 average daily net asset value for certain other services.

Sales charges

Class A shares are assessed up-front sales charges of up to 5.00% of net asset value of such shares. During the period ended August 31, 2007, the Fund was informed that

Classic Value Mega Cap Fund

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the Distributor received net up-front sales charges of $19,677 with regard to sales of Class A shares. Of this amount, $3,182 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $16,495 was paid as sales commissions to unrelated broker-dealers and $0 was paid as sales commissions to sales personnel of Signator Investors, Inc. (Signator Investors), a related broker-dealer, an indirect subsidiary of MFC.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge (CDSC) at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to the Distributor and are used, in whole or in part, to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. JH Funds received no CDSCs with regard to Class B and Class C shares.

Transfer agent fees

The Fund has a Transfer Agency Agreement with John Hancock Signature Services, Inc. (Signature Services), an indirect subsidiary of MFC. For Class A, Class B, Class C, Class I and Class R1 shares, the Fund pays a monthly transfer agent fee at an annual rate of 0.05% of each class’s average daily net assets, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses. Expenses not directly attributable to a particular class of shares are aggregated and allocated to each class on the basis of its relative net asset value.

Signature Services has agreed to limit the transfer agent fees so that such fees do not exceed 0.20% annually of Class A, Class B, Class C, Class I and Class R1 share average daily net assets. This agreement is effective until December 31, 2007. Signature Services reserves the right to terminate this limitation in the future. Accordingly, there were no transfer agent fee reductions for Class A, Class B, Class C, Class I and Class R1 shares, respectively, during the period ended August 31, 2007.

Expenses under the agreements described above for the period ended August 31, 2007, were as follows:

	Distribution and	Transfer	Blue sky	Printing and
Share class	service fees	agent fees	fees	postage fees

Class A	$6,495	$4,678	$8,106	$1,265
Class B	592	118	8,106	195
Class C	943	189	8,106	95
Class I	—	30	8,106	241
Class R1	558	37	8,602	385
Total	$8,588	$5,052	$41,026	$2,281

Trustees’ fees

The Trust compensates each Trustee who is not an employee of the Adviser or its affiliates. Total Trustees’ expenses are allocated to the Fund based on its average daily net asset value.

4. Guarantees and indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

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5. Line of credit

The Fund has entered into an agreement which enables it to participate in a $100 million unsecured committed line of credit with State Street Corporation. Borrowings will be made solely to temporarily finance the repurchase of capital shares. Interest is charged to the Fund based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.50% . In addition, a commitment fee of 0.07% per annum, payable at the end of each calendar quarter, based on the average daily-unused portion of the line of credit, is charged to the Fund on a prorated basis based on average net assets. For the period ended August 31, 2007, there were no borrowings under the line of credit.

6. Capital shares

Share activities for the Fund for the period ended August 31, 2007 were as follows:

	Period ended 8-31-07[1]
	Shares	Amount
Class A

Sold	570,676	$5,751,393
Repurchased	(11,324)	(113,720)
Net increase	559,352	$5,637,673

Class B

Sold	14,595	$147,734
Repurchased	(17)	(168)
Net increase	14,578	$147,566

Class C

Sold	52,211	$530,158
Net increase	52,211	$530,158

Class I

Sold	20,337	$205,270
Net increase	20,337	$205,270

Class R1

Sold	15,219	$152,310
Repurchased	(121)	(1,300)
Net increase	15,098	$151,010

Net increase	661,576	$6,671,677

[1]Semiannual period from 3-1-07 (commencement of operations) to 8-31-07. Unaudited.

7. Investment transactions

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the period ended August 31, 2007, aggregated $7,438,332 and $888,764, respectively.

The cost of investments owned on August 31, 2007, including short-term investments, for federal income tax purposes, was $6,769,133. Gross unrealized appreciation and depreciation of investments aggregated $134,615 and $391,206, respectively, resulting in net unrealized depreciation of $256,591.

8. Federal income tax information

Federal income tax regulations may differ from generally accepted accounting principles and income and capital gain distributions determined in accordance with tax regulations may differ from net investment income and realized gains recognized for financial reporting purposes.

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Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

This section describes the evaluation by the Board of Trustees of:

(a) an amendment (the Advisory Agreement Amendment) to the advisory agreement between John Hancock Funds III (the Trust) and John Hancock Investment Management, LLC (the Adviser or JHIMS) to add the John Hancock Classic Value Mega Cap Fund (the Fund).

(b) a subadvisory agreement (the Pzena Subadvisory Agreement) between the Adviser and Pzena Investment Management Company (Pzena or Subadviser) to add the Fund.

Evaluation by the Board of Trustees

The Board, including the Independent Trustees, is responsible for selecting the Trust’s Adviser, approving the Adviser’s selection of subadvisers for the Fund and approving the Trust’s advisory and subadvisory agreement, their periodic continuation and any amendments. Consistent with SEC rules, the Board regularly evaluates the Trust’s advisory and subadvisory arrangements, including consideration of the factors listed below. The Board may also consider other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry) and does not treat any single factor as determinative, and each Trustee may attribute different weights to different factors. The Board is furnished with an analysis of its fiduciary obligations in connection with its evaluation and, throughout the evaluation process, the Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel. The factors considered by the Board are:

1. the nature, extent and quality of the services to be provided by the Adviser to the Trust and by the subadvisers to the Fund;

2. the investment performance of the Fund and their subadvisers;

3. the extent to which economies of scale would be realized as a Fund grows and whether fee levels reflect these economies of scale for the benefit of Trust shareholders;

4. the costs of the services to be provided and the profits to be realized by the Adviser and its affiliates (including any subadvisers that are affiliated with the Adviser) from the Adviser’s relationship with the Trust; and

5. comparative services rendered and comparative advisory and subadvisory fee rates.

The Board believes that information relating to these factors is relevant to its evaluation of the Trust’s advisory agreement. With respect to its evaluation of subadvisory agreements not affili-ated with the Adviser, the Board believes that, in view of the Trust’s “manager of managers” advisory structure, the costs of the services to be provided and the profits to be realized by those subadvisers that are not affiliated with the Adviser from their relationship with the Trust generally are not a material factor in the Board’s consideration of these subadvisory agreements because such fees are paid by the Adviser and not by the Fund and the Board relies on the ability of the Adviser to negotiate the subadvisory fees at arm’s-length.

In evaluating subadvisory arrangements, the Board also considers other material business relationships that unaffiliated subadvisers and their affiliates have with the Adviser or its affiliates, including the involvement by certain affiliates of certain subadvisers in the distribution of financial products, including shares of the Trust, offered by the Adviser and other affiliates of the Adviser (Material Relationships).

Approval of Advisory Agreement

At its meeting on December 12–13, 2006, the Board, including all the Independent Trustees, approved the Advisory Agreement Amendment. In approving the Advisory Agreement Amendment, and with reference to the factors that it regularly considers, the Board:

(1) (a) considered the high value to the Trust of continuing its relationship with JHIMS as the Trust’s adviser, the skills and competency with which JHIMS has in the past managed the Trust’s affairs and its subadvi-sory relationships, JHIMS’s oversight and monitoring of the subadviser’s investment

26

performance and compliance programs including its timeliness in responding to performance issues and the qualifications of JHIMS’ personnel,

(b) considered JHIMS’s compliance policies and procedures and its responsiveness to regulatory changes and mutual fund industry developments, and

(c) considered JHIMS’s administrative capabilities, including its ability to supervise the other service providers for the Fund and concluded that JHIMS may reasonably be expected to perform its services under the Advisory Agreement with respect to the Fund;

(2) reviewed the investment performance of portfolios of the Subadviser that are managed comparably to the Fund as set forth in Appendix A; the comparative performance of its benchmark; and JHIMS’ analysis of such performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally and with respect to the Fund; and concluded that the portfolios of the Subadviser that are managed comparably to the Fund have performed well or within a range that the Board deemed competitive, and that JHIMS may reasonably be expected to ably monitor the performance of the Fund and its Subadviser.

(3) reviewed the advisory fee structure for the Fund and the incorporation therein of any subadvisory fee breakpoints in the advisory fees charged and concluded (i) that all subadvisory breakpoints are reflected as breakpoints in the advisory fees for the Fund, and (ii) that, although economies of scale cannot be measured with precision, these arrangements permit shareholders of the Fund to benefit from economies of scale if the assets of such fund grow;

(4) (a) reviewed the anticipated profitability of the JHIMS’s relationship with the Fund in terms of the total amount of annual advisory fees it would receive with respect to the Fund and whether JHIMS has the financial ability to provide a high level of services to the Fund,

(b) considered that JHIMS derives reputational and other indirect benefits from providing advisory services to the Fund, and

(c) noted that JHIMS will pay the subadvisory fee out of the advisory fees JHIMS will receive from the Fund and concluded that the advisory fees to be paid by the Trust with respect to the Fund are not unreasonable in light of such information; and

(5) (a) reviewed comparative information with respect to the advisory fee rates and concluded that the anticipated advisory fees for the Fund, are generally within a competitive range of those incurred by other comparable funds. In this regard, the Board took into account management’s discussion with respect to the advisory fee structure. The Board also noted that the Adviser pays the subad-visory fees of the Fund. The Board also took into account the level and quality of services expected to be provided by JHIMS with respect to the Fund, as well as the other factors considered.

Approval of Subadvisory Agreements

At its meeting on December 12–13, 2006, the Board, including all the Independent Trustees, approved the Subadvisory Agreement.

In making its determination with respect to the factors that it considers, the Board reviewed:

(1) information relating to Pzena’s business, which may include information such as: business performance, representative clients, assets under management, financial stability, personnel and past subadvisory services to the Trust, John Hancock Funds II and John Hancock Trust;

(2) the investment performance of the Subadviser’s portfolios managed comparably to the Fund and comparative performance information relating to the benchmark;

27

(3) the proposed subadvisory fee for the Fund and comparative fee information; and

(4) information relating to the nature and scope of Material Relationships and their significance to the Trust’s adviser and unaffiliated subadvisers.

The Board’s decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:

(1) The Subadviser has extensive experience and demonstrated skills as a manager;

(2) With respect to the Subadviser, the subadvisory fees are a product of arm’s-length negotiation between the Adviser and the Subadviser and generally are competitive within the range of industry norms;

(3) For the Fund all subadvisory breakpoints are reflected as breakpoints in the advisory fees,

(4) Although not without variation, the current and historical performance of  the portfolios of the Subadviser managed comparably to the Fund has been within the range of the current and historical performance of these portfolios’ respective benchmark (see Appendix A for further information on performance); and

(5) The Material Relationships consist of arrangements in which the Subadviser or its affiliates provide advisory, distribution or management services in connection with financial products sponsored by the Trust’s adviser or its affiliates, which may include other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans, and which in no case contained elements which would cause the Board to conclude that approval of the subadvisory agreement with the Subadviser would be inappropriate.

Additional information that the Board considered for the Fund is set forth in Appendix A.

Appendix A

Portfolio	Performance of Trust	Fees and
(Subadviser)	as of Sept 30, 2006	Expenses	Comments

JH Classic Value	There is no track	See Comments	The portfolio will com-
Mega Cap Fund	record for the Classic		mence operations on or
	Value Mega Cap		about March 1, 2007 and
(Pzena Investment	Fund. However,		has no performance
Management, LLC.)	performance of the		history. The current sub-
	Classic Value Fund, a		adviser manages two
	similar fund managed		other comparable funds.
by Pzena Investment
	Management, beats		Based on estimates,
	the benchmark for		total expenses for this
	the past 1-, 3-, 5- and		Portfolio is higher than
	10-year periods. The		the peer group average.
investment universe
of the Classic Value
Fund is the largest 500
U.S. stocks, while the
universe of the Classic
Value Mega Cap Fund
will be the largest 250
U.S. stocks.

28

Why John Hancock Funds?

For more than three decades, John Hancock Funds has been helping individual, corporate and institutional clients reach their most important financial goals. With so many fund companies to choose from, why should you invest with us?

► A name you know and trust

When you invest with John Hancock Funds, you are investing with one of the most recognized and respected names in the financial services industry. Our parent company has been helping individuals and institutions increase and protect wealth since 1862.

► Solutions across the investing spectrum

We offer equity, income, international, sector and asset allocation investment solutions managed by leading institutional money managers. Each of our funds utilizes a disciplined, team approach to portfolio management and research, leveraging the expertise of seasoned investment professionals.

► Committed to you

Our shareholders come first. We work hard to provide you with the products you need to build a solid financial foundation. We’re proud to offer you award-winning services and tools, like the www.jhfunds.com Web site, to help you every step of the way.

For immediate insight and answers,
turn to www.jhfunds.com

Discover the new and improved www.jhfunds.com.

■ View accounts, statements and fund information.

■ Access college and retirement planning calculators and investment education.

■ Gain investment ideas, expand your knowledge and become a more informed investor.

This is just the beginning of how much you can do.

Now is the ideal time to experience our Web site that received the following recognition in 2006:

  “Best Innovation: Redesigned Web Site” by the Mutual Fund Education Alliance.

“Outstanding Web Site” by the Web Marketing Association.

“Creative excellence on the Web, Silver Award winner” by W3.

Discover convenience and comprehensive resources at oneeasy-to-access location. Your financial professional can steer you to the tools that will help you the most and enable you to transform your knowledge into action.

See how far www.jhfunds.com can take you!

At the heart of John Hancock Funds is

AWARD-WINNING SERVICE

How our exceptional customer service can benefit you:

We’re committed to providing you with answers, solving problems and saving you time.

We’re ready to go one step further by offering a range of resources so you can build your knowledge and expand your skills.

We’re determined to regularly exceed your expectations.

Experience award-winning, world-class service.

Consider the recognition that we received in 2006.

■ John Hancock Signature Services, Inc. (JHSS) is the transfer and shareholder services agent for John Hancock Funds. JHSS was awarded “Best-In-Class” honors and “5-Star” performer status for telephone customer service for all of 2006 from the National Quality Review.

■ Winner of Source Media’s Fund Operations Awards in the category of Efficiencies/Streamlining.

■ One of four finalists for Best Customer Service Organization, Financial Services at The American Business Awards, “The Stevies.” ™

Let us demonstrate the
difference that world-class
service can make.

Call our customer service representatives at 1-800-225-5291
Monday to Friday 8:00 a.m. – 7:00 p.m., ET

It will be our pleasure and privilege to help you.

For more information

The Fund’s proxy voting policies, procedures and records are available without charge, upon request:

By phone	On the Fund’s Web site	On the SEC’s Web site
1-800-225-5291	www.jhfunds.com/proxy	www.sec.gov

Trustees	Charles A. Rizzo	Custodian
Ronald R. Dion, Chairman	Chief Financial Officer	State Street Bank & Trust Co.
James R. Boyle†		2 Avenue de Lafayette
James F. Carlin	Gordon M. Shone	Boston, MA 02111
William H. Cunningham	Treasurer
Charles L. Ladner*		Transfer agent
Dr. John A. Moore*	John G. Vrysen	John Hancock Signature
Patti McGill Peterson*	Chief Operating Officer	Services, Inc.
Steven R. Pruchansky		One John Hancock Way,
*Members of the Audit Committee	Investment adviser	Suite 1000
†Non-Independent Trustee	John Hancock Investment	Boston, MA 02217-1000
Management Services, LLC
Officers	601 Congress Street	Legal counsel
Keith F. Hartstein	Boston, MA 02210-2805	Kirkpatrick & Lockhart
President and		Preston Gates Ellis LLP
Chief Executive Officer	Subadviser	One Lincoln Street
	Pzena Investment	Boston, MA 02111-2950
Thomas M. Kinzler	Management, LLC
Secretary and Chief Legal Officer	120 West 45th Street,
20th Floor
Francis V. Knox, Jr.	New York, NY 10036
Chief Compliance Officer

How to contact us

Internet	www.jhfunds.com

Mail	Regular mail:	Express mail:
	John Hancock	John Hancock
	Signature Services, Inc.	Signature Services, Inc.
	One John Hancock Way, Suite 1000	Mutual Fund Image Operations
	Boston, MA 02217-1000	380 Stuart Street
Boston, MA 02116

Phone	Customer service representatives	1-800-225-5291
	EASI-Line	1-800-338-8080
	TDD line	1-800-554-6713

A listing of month-end portfolio holdings is available on our Web site, www.jhfunds.com. A more detailed portfolio holdings summary is available on a quarterly basis 60 days after the fiscal quarter on our Web site or upon request by calling 1-800-225-5291, or on the SEC’s Web site, www.sec.gov.

32

J O H N  H A N C O C K  F A M I LY  O F  F U N D S

EQUITY	INTERNATIONAL
Balanced Fund	Global Opportunities Fund
Classic Value Fund	Global Shareholder Yield Fund
Classic Value Fund II	Greater China Opportunities Fund
Classic Value Mega Cap Fund	International Allocation Portfolio
Core Equity Fund	International Classic Value Fund
Growth Fund	International Core Fund
Growth Opportunities Fund	International Growth Fund
Growth Trends Fund
Intrinsic Value Fund	INCOME
Large Cap Equity Fund	Bond Fund
Large Cap Select Fund	Government Income Fund
Mid Cap Equity Fund	High Yield Fund
Multi Cap Growth Fund	Investment Grade Bond Fund
Small Cap Equity Fund	Strategic Income Fund
Small Cap Fund	tAx-FrEE incomE
Small Cap Intrinsic Value Fund	California Tax-Free Income Fund
Sovereign Investors Fund	High Yield Municipal Bond Fund
U.S. Core Fund	Massachusetts Tax-Free Income Fund
U.S. Global Leaders Growth Fund	New York Tax-Free Income Fund
Value Opportunities Fund	Tax-Free Bond Fund

ASSET ALLOCATION	MONEY MARKET
Lifecycle 2010 Portfolio	Money Market Fund
Lifecycle 2015 Portfolio
Lifecycle 2020 Portfolio	CLOSED-END
Lifecycle 2025 Portfolio	Bank and Thrift Opportunity Fund
Lifecycle 2030 Portfolio	Financial Trends Fund, Inc.
Lifecycle 2035 Portfolio	Income Securities Trust
Lifecycle 2040 Portfolio	Investors Trust
Lifecycle 2045 Portfolio	Patriot Premium Dividend Fund II
Lifecycle Retirement Portfolio	Preferred Income Fund
Lifestyle Aggressive Portfolio	Preferred Income II Fund
Lifestyle Balanced Portfolio	Preferred Income III Fund
Lifestyle Conservative Portfolio	Tax-Advantaged Dividend Income Fund
Lifestyle Growth Portfolio	Tax-Advantaged Global Shareholder Yield Fund
Lifestyle Moderate Portfolio

SECTOR
Financial Industries Fund
Health Sciences Fund
Real Estate Fund
Regional Bank Fund
Technology Fund
Technology Leaders Fund

The Fund’s investment objectives, risks, charges and expenses are included in the prospectus and should be considered carefully before investing. For a prospectus, contact your financial professional, call John Hancock Funds at 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com. Please read the prospectus carefully before investing or sending money.

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available:electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock Classic Value Mega Cap Fund.
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

322SA 8/07
10/07

ITEM 2. CODE OF ETHICS.

As of the end of the period, August 31, 2007, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Chief Executive Officer and Chief Financial Officer (respectively, the principal executive officerand the principal financial officer, the “Coveredl Officers”). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable at this time.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees. A copy of the procedures is filed as an exhibit to this Form N-CSR. See attached “John Hancock Funds – Governance Committee Charter”.

ITEM 11. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in this Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission. Such disclosure and procedures include controls and procedures designed to ensure that such information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

Within 90 days prior to the filing date of this Form N-CSR, the registrant had carried out an evaluation, under the supervision and with the participation of the registrant’s management, including the registrant’s principal executive officer and the registrant’s principal financial officer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures relating to information required to be disclosed on Form N-CSR. Based on such evaluation, the registrant’s principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures are operating effectively to ensure that:

(i) information required to be disclosed in this Form N-CSR is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission, and (ii) information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

(b) CHANGE IN REGISTRANT’S INTERNAL CONTROL: Not applicable.

ITEM 12. EXHIBITS.

(a)(1) See attached Code of Ethics.

(a)(2)(i) CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER.

(a)(2)(ii) CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER.

(b) CERTIFICATION PURSUANT TO Rule 30a-2(b) OF THE INVESTMENT COMPANY ACT OF 1940.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached “John Hancock Funds – Governance Committee Charter”.

(c)(2) Contact person at the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Funds III

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: October 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: October 26, 2007

By: /s/ Charles A. Rizzo
-------------------------------------
Charles A. Rizzo
Chief Financial Officer

Date: October 26, 2007